UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07988

LORD ABBETT INVESTMENT TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2013

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - BALANCED STRATEGY FUND August 31, 2013

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 100.09%

Lord Abbett Affiliated Fund, Inc.-Class I(b)	3,495,862	$49,257
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(c)	6,902,930	142,822
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(c)	8,079,874	164,991
Lord Abbett Investment Trust-Convertible Fund-Class I(d)	15,064,666	190,869
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(e)	6,790,572	72,591
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(f)	22,882,329	138,896
Lord Abbett Investment Trust-High Yield Fund-Class I(g)	37,258,328	293,596
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(h)	30,991,438	255,059
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(i)	12,138,889	251,760
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(j)	20,454,819	92,865
Total Investments in Underlying Funds (cost $1,513,998,661)		1,652,706

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.01%

Repurchase Agreement

Repurchase Agreement dated 8/30/2013, Zero Coupon due 9/3/2013 with Fixed Income Clearing Corp. collateralized by $230,000 of U.S. Treasury Note at 0.625% due 5/31/2017; value: $226,063; proceeds: $219,854 (cost $219,854)	$220	220

Total Investments in Securities 100.10% (cost $1,514,218,515)		1,652,926

Liabilities in Excess of Other Assets (0.10)%		(1,599)

Net Assets 100.00%		$1,651,327

(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to seek a high level of total return.
(i)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - BALANCED STRATEGY FUND August 31, 2013

The following is a summary of the inputs used as of August 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,652,706	$—	$—	$1,652,706
Repurchase Agreement	—	220	—	220
Total	$1,652,706	$220	$—	$1,652,926

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of the Underlying Funds.
(3)	There were no level transfers during the period ended August 31, 2013.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2013

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 94.11%

COMMON STOCKS 13.28%

Autos 1.55%

General Motors Co.*	229	$7,804,320

Biotechnology 1.30%

BioMarin Pharmaceutical, Inc.*	14	897,594
Quintiles Transnational Holdings, Inc.*	30	1,295,637
Theravance, Inc.*	56	2,025,525
Vertex Pharmaceuticals, Inc.*	31	2,313,417
Total		6,532,173

Chemicals 0.65%

Axiall Corp.	30	1,186,890
CF Industries Holdings, Inc.	11	2,093,740
Total		3,280,630

Computers & Peripherals 0.61%

Fusion-io, Inc.*	56	598,640
NCR Corp.*	70	2,490,600
Total		3,089,240

Diversified Financials 0.40%

Citigroup, Inc.	41	2,002,215

Electronic Equipment & Instruments 0.20%

PerkinElmer, Inc.	28	1,017,951

Health Services 0.25%

Community Health Systems, Inc.	32	1,264,172

Information Technology Services 0.11%

Vantiv, Inc. Class A*	20	528,200

Insurance-Casualty 0.42%

XL Group plc (Ireland)(a)	71	2,092,848

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2013

Investments	Shares (000)	Fair Value
Insurance: Multi-Line 0.63%

Hartford Financial Services Group, Inc. (The)	108	$3,184,960

Internet Software & Services 0.37%

Trulia, Inc.*	45	1,868,400

Leisure Facilities 0.97%

Orient-Express Hotels Ltd. Class A*	195	2,357,080
Wynn Resorts Ltd.	18	2,538,720
Total		4,895,800

Lodging 0.47%

Starwood Hotels & Resorts Worldwide, Inc.	37	2,359,386

Miscellaneous: Financial 0.38%

Ares Capital Corp.	110	1,933,800

Oil & Gas Products 0.24%

SM Energy Co.	18	1,229,760

Oil: Integrated 0.20%

Valero Energy Corp.	28	1,005,499

Real Estate 0.20%

Realogy Holdings Corp.*	24	1,015,920

Semiconductors 2.04%

ASML Holding NV (Netherlands)(a)	25	2,220,030
Intel Corp.	367	8,066,660
Total		10,286,690

Software - Applications & Systems 1.81%

Cognizant Technology Solutions Corp. Class A*	26	1,891,140
Informatica Corp.*	76	2,718,520
VMware, Inc. Class A*	53	4,503,708
Total		9,113,368

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2013

Investments	Shares (000)	Fair Value
Steel 0.48%

Allegheny Technologies, Inc.	90	$2,403,900
Total Common Stocks (cost $63,445,217)		66,909,232

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 65.64%

Airlines 1.27%

United Airlines, Inc.	4.50%	1/15/2015		$3,980	6,382,925

Auto Parts 0.47%

TRW Automotive, Inc.	3.50%	12/1/2015		990	2,350,631

Autos 0.40%

Volkswagen International Finance NV (Netherlands)†(b)	5.50%	11/9/2015	EUR	1,400	2,032,362

Biotechnology 3.37%

Cubist Pharmaceuticals, Inc.	2.50%	11/1/2017		$2,680	5,998,175
Incyte Corp. Ltd.	4.75%	10/1/2015		1,025	3,988,531
Onyx Pharmaceuticals, Inc.	4.00%	8/15/2016		1,185	3,776,447
Regeneron Pharmaceuticals, Inc.	1.875%	10/1/2016		990	2,864,194
Theravance, Inc.	2.125%	1/15/2023		230	338,244
Total					16,965,591

Communications Equipment 1.51%

Ciena Corp.	4.00%	12/15/2020		5,740	7,605,500

Consumer Services 1.88%

Hertz Global Holdings, Inc.	5.25%	6/1/2014		1,520	4,440,307
United Rentals, Inc.	4.00%	11/15/2015		1,025	5,041,719
Total					9,482,026

Diversified Financials 1.84%

MGIC Investment Corp.	2.00%	4/1/2020		6,000	7,575,000
Portfolio Recovery Associates, Inc.†	3.00%	8/1/2020		1,605	1,708,322
Total					9,283,322

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified Metals & Mining 0.43%

Molycorp, Inc.	6.00%	9/1/2017	$2,764	$2,149,010

e-Commerce 0.53%

Shutterfly, Inc.†	0.25%	5/15/2018	2,515	2,678,475

Health Equipment & Supply 1.63%

Hologic, Inc. (Zero Coupon after 12/15/2016)~	2.00%	12/15/2037	7,130	8,177,219

Health Services 3.06%

Medivation, Inc.	2.625%	4/1/2017	2,325	3,137,297
Omnicare, Inc.	3.25%	12/15/2035	4,615	4,981,316
Omnicare, Inc.	3.50%	2/15/2044	3,291	3,142,905
WellPoint, Inc.†	2.75%	10/15/2042	3,225	4,148,156
Total				15,409,674

Homebuilders 1.77%

D.R. Horton, Inc.	2.00%	5/15/2014	850	1,205,406
KB Home	1.375%	2/1/2019	1,275	1,219,219
Lennar Corp.†	3.25%	11/15/2021	1,475	2,267,813
Ryland Group, Inc. (The)	0.25%	6/1/2019	4,815	4,231,181
Total				8,923,619

Insurance-Reinsurance 0.37%

Radian Group, Inc.	3.00%	11/15/2017	1,325	1,840,922

Internet Software & Services 5.32%

Concur Technologies, Inc.†	0.50%	6/15/2018	2,165	2,412,622
Equinix, Inc.	3.00%	10/15/2014	1,500	2,366,250
NetSuite, Inc.†	0.25%	6/1/2018	1,165	1,246,550
priceline.com, Inc.†	0.35%	6/15/2020	20,490	20,784,544
Total				26,809,966

Machinery 3.83%

Chart Industries, Inc.	2.00%	8/1/2018	1,845	3,244,894
Danaher Corp.	Zero Coupon	1/22/2021	1,025	1,953,906
Navistar International Corp.	3.00%	10/15/2014	14,029	14,099,145
Total				19,297,945

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous: Financial 1.90%

Alliance Data Systems Corp.	4.75%	5/15/2014	$1,850	$7,610,437
Ares Capital Corp.†	4.375%	1/15/2019	2,000	1,957,500
Total				9,567,937

Miscellaneous: Healthcare 0.94%

Corsicanto Ltd. (Ireland)(a)	3.50%	1/15/2032	4,340	4,725,175

Miscellaneous: Materials 0.61%

RTI International Metals, Inc.	1.625%	10/15/2019	3,010	3,089,012

Miscellaneous: Transportation 0.70%

Air Lease Corp.	3.875%	12/1/2018	2,825	3,529,484

Oil & Gas Products 1.27%

Stone Energy Corp.	1.75%	3/1/2017	5,000	5,081,250
Vantage Drilling Co.†	5.50%	7/15/2043	1,250	1,316,406
Total				6,397,656

Oil Services 0.90%

Hornbeck Offshore Services, Inc.	1.50%	9/1/2019	1,130	1,400,494
Hornbeck Offshore Services, Inc. (1.375% after 11/15/2013)~	1.625%	11/15/2026	2,755	3,128,578
Total				4,529,072

Oil: Integrated 3.98%

Chesapeake Energy Corp.	2.50%	5/15/2037	5,690	5,615,319
Chesapeake Energy Corp.	2.75%	11/15/2035	5,305	5,480,728
Cobalt International Energy, Inc.	2.625%	12/1/2019	8,665	8,957,444
Total				20,053,491

Pharmaceuticals 6.27%

Gilead Sciences, Inc.	1.625%	5/1/2016	6,715	17,828,359
Mylan, Inc.	3.75%	9/15/2015	2,075	5,588,234
Salix Pharmaceuticals Ltd.	1.50%	3/15/2019	6,600	8,151,000
Total				31,567,593

Precious Metals 0.78%

Newmont Mining Corp.	1.625%	7/15/2017	3,410	3,919,369

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate 2.94%

DDR Corp.	1.75%	11/15/2040	$4,533	$5,113,791
Extra Space Storage LP†	2.375%	7/1/2033	2,890	2,792,462
Health Care REIT, Inc.	3.00%	12/1/2029	2,285	2,830,544
ProLogis LP	3.25%	3/15/2015	3,650	4,083,437
Total				14,820,234

Semiconductors 7.78%

Micron Technology, Inc.	1.50%	8/1/2031	8,175	11,935,500
Novellus Systems, Inc.	2.625%	5/15/2041	3,625	5,335,547
ON Semiconductor Corp.	2.625%	12/15/2026	6,145	6,686,528
Spansion LLC†	2.00%	9/1/2020	3,965	3,890,656
SunPower Corp.†	0.75%	6/1/2018	2,270	2,382,047
SunPower Corp.	4.50%	3/15/2015	1,920	2,334,000
Xilinx, Inc.	2.625%	6/15/2017	4,330	6,624,900
Total				39,189,178

Software - Applications & Systems 9.13%

Electronic Arts, Inc.	0.75%	7/15/2016	4,259	4,764,756
EMC Corp.	1.75%	12/1/2013	2,290	3,678,324
Medidata Solutions, Inc.†	1.00%	8/1/2018	4,020	4,236,075
Nuance Communications, Inc.	2.75%	8/15/2027	1,230	1,408,350
Nuance Communications, Inc.	2.75%	11/1/2031	2,500	2,585,937
Salesforce.com, Inc.†	0.25%	4/1/2018	14,525	15,160,469
TIBCO Software, Inc.	2.25%	5/1/2032	7,185	7,283,794
Web.com Group, Inc.	1.00%	8/15/2018	2,005	2,100,238
Workday, Inc.†	0.75%	7/15/2018	4,360	4,785,100
Total				46,003,043

Textiles & Apparel 0.19%

Iconix Brand Group, Inc.†	1.50%	3/15/2018	775	938,234

Wireless Communications Services 0.57%

SBA Communications Corp.	4.00%	10/1/2014	1,150	2,878,594
Total Convertible Bonds (cost $308,926,903)				330,597,259

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2013

Investments	Dividend Rate	Shares (000)	Fair Value
CONVERTIBLE PREFERRED STOCKS 14.39%

Aerospace & Defense 0.87%

United Technologies Corp.	7.50%	70	$4,372,544

Autos 0.36%

General Motors Co.	4.75%	37	1,785,822

Banks: Diversified 1.44%

Wells Fargo & Co.	7.50%	6	7,269,675

Diversified Financials 2.67%

AMG Capital Trust I	5.10%	30	1,848,525
AMG Capital Trust II	5.15%	122	7,022,366
Bank of America Corp.	7.25%	4	4,568,930
Total			13,439,821

Foods 0.56%

Post Holdings, Inc.†	3.75%	26	2,823,713

Household Durables 0.62%

Stanley Black & Decker, Inc.	4.75%	24	3,138,428

Insurance: Life 1.64%

MetLife, Inc.	5.00%	152	8,278,979

Oil & Gas Products 1.01%

Energy XXI Bermuda Ltd.	5.625%	5	1,621,366
Halcon Resources Corp.	5.75%	4	3,461,657
Total			5,083,023

Oil: Integrated 1.34%

Chesapeake Energy Corp.	5.00%	16	1,472,416
Chesapeake Energy Corp.†	5.75%	5	5,266,785
Total			6,739,201

Utilities 1.25%

CenterPoint Energy, Inc.	3.547%#	134	6,299,531

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2013

Investments	Dividend Rate	Shares (000)	Fair Value
Utilities: Electric 2.63%

NextEra Energy, Inc.	5.889%	144	$7,871,786
PPL Corp.	8.75%	100	5,349,000
Total			13,220,786
Total Convertible Preferred Stocks (cost $67,290,081)			72,451,523

PREFERRED STOCK 0.80%

Real Estate

Weyerhaeuser Co. (cost $3,886,696)	6.375%	76	4,041,414

	Exercise Price	Expiration Date
WARRANT 0.00%

Miscellaneous: Energy

Evergreen Energy, Inc.* (cost $0)	$7.20	2/4/2016	182	—	(c)
Total Long-Term Investments (cost $443,548,897)				473,999,428

	Interest Rate	Maturity Date	Principal Amount (000)
SHORT-TERM INVESTMENTS 5.60%

CONVERTIBLE BOND 2.97%

Electronic Equipment & Instruments

General Cable Corp. (cost $14,971,551)	0.875%	11/15/2013	$14,975	14,975,000

REPURCHASE AGREEMENT 2.63%

Repurchase Agreement dated 8/30/2013, Zero Coupon due 9/3/2013 with Fixed Income Clearing Corp. collateralized by $11,875,000 of Federal Home Loan Bank at 5.375% due 5/18/2016; value: $13,507,813; proceeds: $13,241,677 (cost $13,241,677)			13,242	13,241,677

Total Short-Term Investments (cost $28,213,228)				28,216,677

Total Investments in Securities 99.71% (cost $471,762,125)				502,216,105

Cash, Foreign Cash & Other Assets in Excess of Liabilities(d) 0.29%				1,467,269

Net Assets 100.00%				$503,683,374

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2013

EUR	euro.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2013.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Valued at zero as of August 31, 2013.
(d)	Cash, Foreign Cash & Other Assets in Excess of Liabilities include net unrealized depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at August 31, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Sell	J.P. Morgan	10/17/2013	1,525,000	$1,993,038	$2,015,817	$(22,779)

The following is a summary of the inputs used as of August 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Common Stocks	$66,909,232	$—	$—		$66,909,232
Convertible Bonds	—	345,572,259	—		345,572,259
Convertible Preferred Stocks	38,066,234	14,206,267	—		52,272,501
Diversified Financials	4,568,930	8,870,891	—		13,439,821
Oil: Integrated	1,472,416	5,266,785	—		6,739,201
Preferred Stock	4,041,414	—	—		4,041,414
Warrant	—	—	—	(4)	— (4)
Repurchase Agreement	—	13,241,677	—		13,241,677
Total	$115,058,226	$387,157,879	$—	(4)	$502,216,105
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$—	$—		$—
Liabilities	—	(22,779)	—		(22,779)
Total	$—	$(22,779)	$—		$(22,779)

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2013.
(4)	Valued at zero as of August 31, 2013.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2013

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Warrant
Balance as of December 1, 2012	$—	(1)
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Net transfers in or out of Level 3	—
Balance as of August 31, 2013	$—	(1)

(1)	Valued at zero as of December 1, 2012 and August 31, 2013, respectively.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 109.98%

ASSET-BACKED SECURITIES 10.58%

Automobiles 4.36%

Ally Auto Receivables Trust 2011-1 A3	1.38%	1/15/2015	$425	$425,114
Ally Auto Receivables Trust 2012-1 A3	0.93%	2/16/2016	3,738	3,750,122
Ally Auto Receivables Trust 2012-2 A2	0.56%	10/15/2014	322	322,131
Ally Auto Receivables Trust 2012-2 A3	0.74%	4/15/2016	3,465	3,469,129
Ally Auto Receivables Trust 2012-SN1 A2	0.51%	12/22/2014	2,790	2,789,789
Ally Auto Receivables Trust 2013-SN1 A2	0.52%	5/20/2015	1,980	1,977,080
AmeriCredit Automobile Receivables Trust 2011-5 A2	1.19%	8/8/2015	649	649,080
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%	10/8/2015	1,934	1,935,351
AmeriCredit Automobile Receivables Trust 2012-3 A2	0.71%	12/8/2015	1,322	1,322,650
AmeriCredit Automobile Receivables Trust 2012-4 A2	0.49%	4/8/2016	5,311	5,309,517
AmeriCredit Automobile Receivables Trust 2013-1 A2	0.49%	6/8/2016	1,719	1,718,446
AmeriCredit Automobile Receivables Trust 2013-3 A2	0.68%	10/11/2016	1,700	1,699,826
AmeriCredit Automobile Receivables Trust 2013-4 A2	0.74%	11/8/2016	1,520	1,520,672
Capital Auto Receivables Asset Trust 2013-1 A1	0.47%	3/20/2015	1,400	1,398,732
CarMax Auto Owner Trust 2011-1 A3	1.29%	9/15/2015	1,122	1,124,384
CarMax Auto Owner Trust 2011-3 A3	1.07%	6/15/2016	1,269	1,273,154
CarMax Auto Owner Trust 2012-1 A2	0.59%	3/16/2015	249	249,516
CarMax Auto Owner Trust 2012-2 A2	0.64%	5/15/2015	1,147	1,147,708
CarMax Auto Owner Trust 2012-3 A2	0.43%	9/15/2015	3,205	3,204,206
Ford Credit Auto Lease Trust 2012-A A2	0.63%	4/15/2014	207	206,836
Huntington Auto Trust 2012-1 A2	0.54%	11/17/2014	178	178,207
Huntington Auto Trust 2012-2 A2	0.38%	9/15/2015	1,992	1,990,792
Hyundai Auto Lease Securitization Trust 2011-A A3†	1.02%	8/15/2014	666	666,367
Hyundai Auto Lease Securitization Trust 2012-A A2†	0.68%	1/15/2015	362	362,193
Hyundai Auto Receivables Trust 2010-B A3	0.97%	4/15/2015	317	317,739
Nissan Auto Lease Trust 2011-B A3	0.92%	2/16/2015	1,632	1,634,183
Nissan Auto Receivables Owner Trust 2012-A A2	0.54%	10/15/2014	309	309,542
Santander Drive Auto Receivables Trust 2011-4 A2	1.37%	3/16/2015	391	391,379
Santander Drive Auto Receivables Trust 2012-1 A2	1.25%	4/15/2015	584	584,362
Santander Drive Auto Receivables Trust 2012-2 A2	0.91%	5/15/2015	774	774,217
Santander Drive Auto Receivables Trust 2012-3 A2	0.83%	4/15/2015	1,472	1,472,290
Santander Drive Auto Receivables Trust 2012-3 A3	1.08%	4/15/2016	1,000	1,002,249
Santander Drive Auto Receivables Trust 2012-4 A2	0.79%	8/17/2015	1,512	1,512,656
Santander Drive Auto Receivables Trust 2012-AA A2†	0.55%	2/16/2016	2,381	2,380,751
Santander Drive Auto Receivables Trust 2013-1 A2	0.48%	2/16/2016	1,546	1,546,329

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Santander Drive Auto Receivables Trust 2013-2 A2	0.47%		3/15/2016	$1,649	$1,649,281
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%		9/15/2016	2,535	2,533,736
World Omni Automobile Lease Securitization Trust 2011-A A3	1.49%		10/15/2014	275	275,623
Total					55,075,339

Credit Cards 4.60%

American Express Credit Account Master Trust 2007-2 A	0.234	%#	9/15/2016	4,355	4,352,300
Bank of America Credit Card Trust 2007-A6	0.244	%#	9/15/2016	3,257	3,256,669
Bank One Issuance Trust 2003-A8	0.434	%#	5/16/2016	3,600	3,600,311
Bank One Issuance Trust 2004-A3	0.354	%#	2/15/2017	1,355	1,354,306
Capital One Multi-Asset Execution Trust 2004-A1	0.394	%#	12/15/2016	1,560	1,559,841
Capital One Multi-Asset Execution Trust 2006-A12 A	0.244	%#	7/15/2016	1,500	1,500,008
Chase Issuance Trust 2011-A3	0.304	%#	12/15/2015	5,000	4,999,100
Chase Issuance Trust 2012-A1	0.284	%#	5/16/2016	6,250	6,246,419
Citibank Credit Card Issuance Trust 2003-A10	4.75%		12/10/2015	1,655	1,674,632
Citibank Credit Card Issuance Trust 2009-A4	4.90%		6/23/2016	5,365	5,559,157
Citibank Omni Master Trust 2009-A14A†	2.934	%#	8/15/2018	4,000	4,092,774
Discover Card Execution Note Trust 2011-A1	0.534	%#	8/15/2016	5,300	5,304,049
Discover Card Execution Note Trust 2012-A2	0.334	%#	10/17/2016	3,475	3,476,428
Discover Card Execution Note Trust 2012-B3	0.634	%#	5/15/2018	1,650	1,629,378
Discover Card Master Trust I 2007-2 A	0.264	%#	9/15/2016	3,000	2,998,178
Dryrock Issuance Trust 2012-1 A	0.334	%#	8/15/2017	1,500	1,496,625
Dryrock Issuance Trust 2012-2 A	0.64%		8/15/2018	1,350	1,341,680
GE Capital Credit Card Master Note Trust 2011-1 A	0.734	%#	1/15/2017	1,750	1,752,147
GE Capital Credit Card Master Note Trust 2011-3 A	0.414	%#	9/15/2016	2,000	2,000,000
Total					58,194,002

Other 1.62%

Carrington Mortgage Loan Trust 2005-NC3 A1D	0.52	%#	6/25/2035	150	150,574
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A1†	1.34%		10/15/2043	1,360	1,360,858
HLSS Servicer Advance Receivables Backed Notes 2012-T2 B1†	1.74%		10/15/2043	640	640,214
HLSS Servicer Advance Receivables Backed Notes 2012-T2 B2†	2.48%		10/15/2045	865	874,966
HLSS Servicer Advance Receivables Backed Notes 2012-T2 D2†	4.94%		10/15/2045	360	374,768

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

HLSS Servicer Advance Receivables Backed Notes 2013-T1 B2†	1.744%	1/16/2046	$1,850	$1,834,936
HLSS Servicer Advance Receivables Backed Notes 2013-T2 B2†	1.495%	5/16/2044	1,000	994,167
HLSS Servicer Advance Receivables Backed Notes 2013-T2 C2†	1.843%	5/16/2044	1,100	1,096,250
HLSS Servicer Advance Receivables Backed Notes 2013-T3 A3†	1.793%	5/15/2046	1,500	1,462,004
Illinois Student Assistance Commission 2010-1 A2	1.316%#	4/25/2022	1,203	1,211,666
Nationstar Mortgage Advance Receivables Trust 2013-T1A A1†	1.08%	6/20/2044	1,600	1,598,930
Nationstar Mortgage Advance Receivables Trust 2013-T1A B1†	1.379%	6/20/2044	800	799,470
Nationstar Mortgage Advance Receivables Trust 2013-T1A C1†	1.594%	6/20/2044	700	699,066
Nationstar Mortgage Advance Receivables Trust 2013-T3A A3†	2.438%	6/20/2048	1,600	1,558,392
SLM Student Loan Trust 2010-A 2A†	3.434%#	5/16/2044	2,039	2,114,993
SLM Student Loan Trust 2010-C A1†	1.834%#	12/15/2017	278	277,936
SLM Student Loan Trust 2011-B A1†	1.034%#	12/16/2024	621	619,255
SLM Student Loan Trust 2012-C A1†	1.284%#	8/15/2023	1,754	1,762,109
Structured Asset Securities Corp. 2005-WF1 A3	0.514%#	2/25/2035	1,028	993,760
Total				20,424,314
Total Asset-Backed Securities (cost $133,936,714)				133,693,655

CORPORATE BONDS 26.95%

Aerospace/Defense 0.04%

Embraer SA (Brazil)(a)	5.15%	6/15/2022	521	519,698

Auto Parts: Original Equipment 0.28%

BorgWarner, Inc.	8.00%	10/1/2019	2,842	3,530,330

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automotive 0.35%

Ford Motor Co.	6.375%	2/1/2029	$697	$755,331
Ford Motor Co.	7.45%	7/16/2031	2,168	2,623,666
Kia Motors Corp. (South Korea)†(a)	3.625%	6/14/2016	1,000	1,043,313
Total				4,422,310

Banks: Diversified 4.63%

Banco del Estado de Chile (Chile)†(a)	3.875%	2/8/2022	400	384,643
Bank of America Corp.	5.625%	7/1/2020	1,870	2,060,998
Bank of America Corp.	5.875%	1/5/2021	1,475	1,646,789
Bank of America Corp.	7.625%	6/1/2019	6,445	7,766,631
Citigroup, Inc.	8.50%	5/22/2019	1,930	2,449,446
DnB NOR Boligkreditt AS (Norway)†(a)	2.10%	10/14/2015	3,200	3,282,240
First Citizens St. Lucia Ltd. (Saint Lucia)†(a)	4.903%	2/9/2016	425	432,906
Goldman Sachs Group, Inc. (The)	5.25%	7/27/2021	1,359	1,454,532
Goldman Sachs Group, Inc. (The)	5.95%	1/15/2027	1,803	1,860,958
Goldman Sachs Group, Inc. (The)	7.50%	2/15/2019	6,297	7,520,948
JPMorgan Chase & Co.	4.35%	8/15/2021	8,189	8,521,359
Lloyds TSB Bank plc (United Kingdom)†(a)	6.50%	9/14/2020	2,515	2,740,150
Macquarie Bank Ltd. (Australia)†(a)	6.625%	4/7/2021	1,440	1,550,815
Morgan Stanley	4.10%	5/22/2023	418	384,029
Morgan Stanley	6.00%	4/28/2015	1,100	1,180,620
Morgan Stanley	6.25%	8/28/2017	2,390	2,701,580
Morgan Stanley	7.30%	5/13/2019	4,150	4,918,572
Nordea Eiendomskreditt AS (Norway)†(a)	2.125%	9/22/2016	2,260	2,316,249
PKO Finance AB (Sweden)†(a)	4.63%	9/26/2022	1,200	1,132,620
Sberbank of Russia Via SB Capital SA (Luxembourg)†(a)	5.25%	5/23/2023	500	451,250
Sparebank 1 Boligkreditt AS (Norway)†(a)	2.30%	6/30/2017	3,220	3,280,597
Turkiye Halk Bankasi AS (Turkey)†(a)	3.875%	2/5/2020	500	427,500
Total				58,465,432

Banks: Money Center 0.72%

BBVA Banco Continental SA (Peru)†(a)	5.00%	8/26/2022	900	848,250
Export-Import Bank of Korea (South Korea)(a)	3.75%	10/20/2016	650	688,471
Huntington Bancshares, Inc.	7.00%	12/15/2020	1,006	1,182,760
SVB Financial Group	5.375%	9/15/2020	2,150	2,353,072
Zions Bancorporation	4.50%	6/13/2023	1,700	1,676,882
Zions Bancorporation	4.50%	3/27/2017	2,230	2,349,664
Total				9,099,099

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.36%

Corporacion Lindley SA (Peru)†(a)	4.625%	4/12/2023	$1,950	$1,789,125
Fomento Economico Mexicano SAB de CV (Mexico)(a)	2.875%	5/10/2023	1,200	1,056,954
Pernod Ricard SA (France)†(a)	5.75%	4/7/2021	1,490	1,659,769
Total				4,505,848

Biotechnology Research & Production 0.28%

Amgen, Inc.	6.40%	2/1/2039	2,299	2,587,086
Life Technologies Corp.	6.00%	3/1/2020	827	927,017
Total				3,514,103

Brokers 0.35%

Jefferies Group, Inc.	6.875%	4/15/2021	515	575,057
Raymond James Financial, Inc.	8.60%	8/15/2019	3,065	3,824,148
Total				4,399,205

Building Materials 0.41%

Owens Corning, Inc.	9.00%	6/15/2019	955	1,155,049
Voto-Votorantim Ltd.†	6.75%	4/5/2021	2,000	2,130,000
Votorantim Cimentos SA (Brazil)†(a)	7.25%	4/5/2041	1,800	1,629,000
Votorantim Overseas IV†	7.75%	6/24/2020	250	281,250
Total				5,195,299

Business Services 0.14%

Verisk Analytics, Inc.	4.125%	9/12/2022	640	630,560
Verisk Analytics, Inc.	4.875%	1/15/2019	550	586,245
Verisk Analytics, Inc.	5.80%	5/1/2021	500	551,051
Total				1,767,856

Cable Services 0.46%

TCI Communications, Inc.	7.875%	2/15/2026	250	325,129
Time Warner Cable, Inc.	6.55%	5/1/2037	2,633	2,546,796
Time Warner Cable, Inc.	7.30%	7/1/2038	2,792	2,913,201
Total				5,785,126

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals 0.98%

Airgas, Inc.	7.125%	10/1/2018	$1,046	$1,087,130
Basell Finance Co. BV (Netherlands)†(a)	8.10%	3/15/2027	2,530	3,206,679
CF Industries, Inc.	7.125%	5/1/2020	2,350	2,764,110
Methanex Corp. (Canada)(a)	5.25%	3/1/2022	3,325	3,453,169
Mexichem SAB de CV (Mexico)†(a)	6.75%	9/19/2042	400	375,000
NewMarket Corp.	4.10%	12/15/2022	1,532	1,466,309
Total				12,352,397

Communications Technology 0.03%

Juniper Networks, Inc.	4.60%	3/15/2021	408	414,113

Computer Hardware 0.20%

Hewlett-Packard Co.	6.125%	3/1/2014	2,488	2,549,797

Construction/Homebuilding 0.13%

Odebrecht Finance Ltd.†	7.125%	6/26/2042	1,850	1,618,750

ConsumerProducts 0.19%

Tupperware Brands Corp.	4.75%	6/1/2021	2,348	2,366,483

Containers 0.25%

Rock-Tenn Co.	4.90%	3/1/2022	3,125	3,215,903

Copper 0.03%

Southern Copper Corp.	5.25%	11/8/2042	452	350,693

Data Product, Equipment & Communications 0.14%

Fidelity National Information Services, Inc.	5.00%	3/15/2022	750	771,973
Total System Services, Inc.	3.75%	6/1/2023	1,090	1,000,591
Total				1,772,564

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 1.29%

Black Hills Corp.	9.00%	5/15/2014	$878	$924,201
CEZ AS (Czech Republic)†(a)	4.25%	4/3/2022	750	735,188
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	1,944	2,230,672
Entergy Corp.	5.125%	9/15/2020	4,275	4,428,113
Perusahaan Listrik Negara PT (Indonesia)†(a)	5.25%	10/24/2042	300	209,250
PPL WEM Holdings plc (United Kingdom)†(a)	5.375%	5/1/2021	5,210	5,616,088
Texas-New Mexico Power Co.†	9.50%	4/1/2019	1,650	2,161,586
Total				16,305,098

Electrical: Household 0.07%

Energizer Holdings, Inc.	4.70%	5/19/2021	891	903,940

Electronics 0.13%

PerkinElmer, Inc.	5.00%	11/15/2021	1,564	1,606,875

Energy Equipment & Services 0.67%

Alta Wind Holdings LLC†	7.00%	6/30/2035	1,066	1,124,861
Energy Transfer Partners LP	6.125%	2/15/2017	499	558,337
Energy Transfer Partners LP	6.625%	10/15/2036	500	540,072
Energy Transfer Partners LP	7.50%	7/1/2038	600	704,920
Energy Transfer Partners LP	9.00%	4/15/2019	2,165	2,722,394
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	2,710	2,830,300
Total				8,480,884

Engineering & Contracting Services 0.22%

AGCO Corp.	5.875%	12/1/2021	350	369,389
URS Corp.†	5.50%	4/1/2022	2,460	2,457,537
Total				2,826,926

Financial Services 2.30%

Associates Corp. of North America	6.95%	11/1/2018	1,500	1,762,772
Credit Suisse AG (Guernsey)†(a)	1.625%	3/6/2015	2,020	2,049,603

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	$1,125	$1,094,156
FMR LLC†	7.57%	6/15/2029	2,625	3,290,472
General Electric Capital Corp.	6.75%	3/15/2032	2,570	3,088,230
General Electric Capital Corp.	6.875%	1/10/2039	7,469	9,086,487
Hyundai Capital Services, Inc. (South Korea)†(a)	4.375%	7/27/2016	700	741,817
Marsh & McLennan Cos., Inc.	9.25%	4/15/2019	875	1,129,118
Merrill Lynch & Co., Inc.	5.70%	5/2/2017	855	930,898
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	1,500	1,445,715
Woodside Finance Ltd. (Australia)†(a)	8.75%	3/1/2019	3,500	4,433,894
Total				29,053,162

Financial: Miscellaneous 0.62%

Compagnie de Financement Foncier SA (France)†(a)	2.25%	3/7/2014	2,900	2,930,032
Moody's Corp.	4.875%	2/15/2024	1,000	992,766
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	1,317	1,413,739
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	2,425	2,554,192
Total				7,890,729

Food 0.24%

Alicorp SAA (Peru)†(a)	3.875%	3/20/2023	1,250	1,128,125
Cencosud SA (Chile)†(a)	4.875%	1/20/2023	1,525	1,405,820
Flowers Foods, Inc.	4.375%	4/1/2022	525	506,800
Total				3,040,745

Food/Beverage 0.06%

BRF SA (Brazil)†(a)	3.95%	5/22/2023	950	813,200

Health Care Services 0.06%

Dignity Health	4.50%	11/1/2042	903	785,466

Industrial Products 0.03%

KOC Holding AS (Turkey)†(a)	3.50%	4/24/2020	500	416,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance 0.54%

Fidelity National Financial, Inc.	6.60%	5/15/2017	$1,052	$1,153,610
Markel Corp.	7.125%	9/30/2019	2,227	2,664,583
Trinity Acquisition plc (United Kingdom)(a)	6.125%	8/15/2043	1,100	1,079,976
Willis North America, Inc.	7.00%	9/29/2019	1,675	1,938,194
Total				6,836,363

Investment Management Companies 0.35%

Lazard Group LLC	6.85%	6/15/2017	500	564,946
Lazard Group LLC	7.125%	5/15/2015	3,083	3,347,617
Oaktree Capital Management LP†	6.75%	12/2/2019	442	508,451
Total				4,421,014

Leasing 0.07%

Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.875%	7/11/2022	843	849,029

Leisure 0.12%

Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	1,230	1,485,738

Lodging 0.31%

Host Hotels & Resorts LP	5.25%	3/15/2022	2,025	2,087,542
Hyatt Hotels Corp.†	6.875%	8/15/2019	1,554	1,790,544
Total				3,878,086

Machinery: Agricultural 0.34%

Lorillard Tobacco Co.	8.125%	5/1/2040	2,138	2,437,784
Lorillard Tobacco Co.	8.125%	6/23/2019	1,568	1,890,478
Total				4,328,262

Machinery: Oil Well Equipment & Services 0.14%

Pride International, Inc.	8.50%	6/15/2019	1,402	1,774,727

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Manufacturing 0.20%

Hillenbrand, Inc.	5.50%	7/15/2020	$2,375	$2,517,443

Media 0.99%

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	5.00%	3/1/2021	1,909	1,953,974
Globo Comunicacao e Participacoes SA (Brazil)†(a)	4.875%	4/11/2022	2,850	2,743,125
Globo Comunicacao e Participacoes SA (Brazil) (7.25% after 5/11/2017)†(a)	5.307%	5/11/2022	3,355	3,287,900
Interpublic Group of Cos., Inc. (The)	4.00%	3/15/2022	1,837	1,763,193
News America, Inc.	6.20%	12/15/2034	1,268	1,365,077
News America, Inc.	6.90%	8/15/2039	1,154	1,349,103
Total				12,462,372

Metals & Minerals: Miscellaneous 0.54%

Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2019	3,584	4,458,593
AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%	4/15/2040	468	355,505
Barrick Gold Corp. (Canada)†(a)	4.10%	5/1/2023	1,059	932,701
Barrick North America Finance LLC	4.40%	5/30/2021	1,215	1,137,139
Total				6,883,938

Natural Gas 0.18%

SourceGas LLC†	5.90%	4/1/2017	886	935,632
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	1,000	1,331,074
Total				2,266,706

Oil 0.48%

Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	2,939	3,539,450
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	9.75%	8/14/2019	350	433,125
Petronas Global Sukuk Ltd. (Malaysia)†(a)	4.25%	8/12/2014	1,200	1,239,239
Valero Energy Corp.	10.50%	3/15/2039	580	862,255
Total				6,074,069

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 0.66%

AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(a)	5.67%	3/5/2014	$650	$666,900
Enbridge Energy Partners LP	9.875%	3/1/2019	2,000	2,610,424
Enterprise Products Operating LLC	7.55%	4/15/2038	795	1,026,173
Kerr-McGee Corp.	7.125%	10/15/2027	925	1,102,014
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	1,647	1,711,215
Ruby Pipeline LLC†	6.00%	4/1/2022	1,125	1,204,947
Total				8,321,673

Oil: Integrated Domestic 0.53%

Kinder Morgan Energy Partners LP	7.40%	3/15/2031	800	954,453
Korea National Oil Corp. (South Korea)†(a)	2.875%	11/9/2015	1,600	1,653,870
Korea National Oil Corp. (South Korea)†(a)	5.375%	7/30/2014	1,000	1,038,450
Rowan Cos., Inc.	7.875%	8/1/2019	2,548	3,062,260
Total				6,709,033

Oil: Integrated International 1.19%

ENI SpA (Italy)†(a)	5.70%	10/1/2040	5,300	5,055,516
Petrobras International Finance Co. (Brazil)(a)	6.875%	1/20/2040	707	674,715
Petrohawk Energy Corp.	6.25%	6/1/2019	600	660,750
Petrohawk Energy Corp.	7.25%	8/15/2018	1,140	1,242,030
Petrohawk Energy Corp.	10.50%	8/1/2014	662	690,996
Transocean, Inc.	6.375%	12/15/2021	2,250	2,485,629
Weatherford International Ltd.	9.625%	3/1/2019	1,450	1,826,165
Weatherford International Ltd.	9.875%	3/1/2039	1,775	2,404,479
Total				15,040,280

Paper & Forest Products 0.51%

Georgia-Pacific LLC	8.875%	5/15/2031	3,175	4,376,902
Plum Creek Timberlands LP	4.70%	3/15/2021	2,007	2,068,015
Total				6,444,917

Real Estate Investment Trusts 0.84%

American Tower Corp.	5.05%	9/1/2020	2,875	2,983,899
EPR Properties	5.25%	7/15/2023	1,150	1,109,169
EPR Properties	7.75%	7/15/2020	2,293	2,595,919

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

Goodman Funding Pty Ltd. (Australia)†(a)	6.375%	11/12/2020	$3,156	$3,465,058
Weyerhaeuser Co.	7.375%	10/1/2019	414	498,485
Total				10,652,530

Retail 0.63%

Family Dollar Stores, Inc.	5.00%	2/1/2021	1,000	1,026,456
QVC, Inc.†	7.375%	10/15/2020	6,350	6,902,958
Total				7,929,414

Savings & Loan 0.32%

First Niagara Financial Group, Inc.	7.25%	12/15/2021	3,565	4,101,843

Security Services 0.20%

ADT Corp. (The)	4.125%	6/15/2023	2,856	2,480,465

Steel 0.85%

Allegheny Ludlum Corp.	6.95%	12/15/2025	200	203,707
Allegheny Technologies, Inc.	5.875%	8/15/2023	575	558,515
Allegheny Technologies, Inc.	9.375%	6/1/2019	4,475	5,305,171
Glencore Funding LLC†	2.50%	1/15/2019	1,675	1,524,241
Valmont Industries, Inc.	6.625%	4/20/2020	2,749	3,084,598
Total				10,676,232

Tobacco 0.39%

Altria Group, Inc.	9.95%	11/10/2038	3,315	4,917,096

Transportation: Miscellaneous 0.41%

Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	5,075	5,241,455

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Utilities 0.32%

Public Service Co. of New Mexico	7.95%	5/15/2018	$1,092	$1,303,602
Williams Cos., Inc. (The)	8.75%	3/15/2032	2,210	2,752,129
Total				4,055,731

Utilities: Electrical 0.18%

Tennessee Valley Authority	3.50%	12/15/2042	2,795	2,245,414
Total Corporate Bonds (cost $345,466,374)				340,562,111

FOREIGN GOVERNMENT OBLIGATIONS 0.81%

Aruba 0.04%

Aruba Government†(a)	4.625%	9/14/2023	500	468,750

Bahamas 0.05%

Commonwealth of Bahamas†(a)	6.95%	11/20/2029	588	657,267

Bermuda 0.16%

Bermuda Government†	4.138%	1/3/2023	1,050	1,010,625
Bermuda Government†	5.603%	7/20/2020	1,000	1,073,750
Total				2,084,375

Brazil 0.10%

Federal Republic of Brazil†(a)	5.333%	2/15/2028	1,000	940,000
Federal Republic of Brazil(a)	5.625%	1/7/2041	325	315,250
Total				1,255,250

Cayman Islands 0.11%

Cayman Islands Government†	5.95%	11/24/2019	1,200	1,333,747

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Indonesia 0.05%

Perusahaan Penerbit SBSN†(a)	3.30%	11/21/2022	$900	$695,250

Panama 0.02%

Republic of Panama(a)	4.30%	4/29/2053	275	206,250

Qatar 0.06%

State of Qatar†(a)	3.125%	1/20/2017	750	778,125

Russia 0.20%

Russia Eurobonds†(a)	3.625%	4/29/2015	2,400	2,502,000

Uruguay 0.02%

Republic of Uruguay(a)	4.50%	8/14/2024	200	193,000
Total Foreign Government Obligations (cost $10,435,072)				10,174,014

GOVERNMENT SPONSORED ENTERPRISES BONDS 3.08%

Federal Home Loan Mortgage Corp.	2.375%	1/13/2022	32,714	31,436,649
Federal National Mortgage Assoc.	1.875%	9/18/2018	7,455	7,461,792
Total Government Sponsored Enterprises Bonds (cost $39,112,032)				38,898,441

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 27.40%

Federal Home Loan Mortgage Corp.(b)	3.00%	TBA	38,700	39,498,186
Federal Home Loan Mortgage Corp.(b)	3.50%	TBA	28,040	27,955,661
Federal Home Loan Mortgage Corp.	5.00%	11/1/2017 - 6/1/2026	6,540	7,052,184
Federal National Mortgage Assoc.(b)	3.50%	TBA	23,000	23,000,000
Federal National Mortgage Assoc.(b)	4.50%	TBA	33,700	35,517,958
Federal National Mortgage Assoc.	4.50%	11/1/2018	3,114	3,305,915

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	5.50%	9/1/2034 - 2/1/2038	$25,023	$27,359,141
Federal National Mortgage Assoc.(b)	5.50%	TBA	106,920	116,175,284
Federal National Mortgage Assoc.	6.00%	10/1/2038	2,928	3,218,577
Federal National Mortgage Assoc.	6.50%	1/1/2036	96	105,925
Government National Mortgage Assoc.(b)	3.50%	TBA	13,000	13,132,032
Government National Mortgage Assoc. (b)	4.00%	TBA	48,000	49,892,475
Total Government Sponsored Enterprises Pass-Throughs (cost $346,892,240)				346,213,338

MUNICIPAL BONDS 1.66%

Education 0.12%

University of California Brd	6.27%	5/15/2031	1,450	1,560,215

Electric Revenue Bonds 0.06%

American Municipal Power, Inc.	7.834%	2/15/2041	575	719,515

Other Revenue 0.83%

Dallas Convention Center Hotel	7.088%	1/1/2042	1,150	1,322,707
Houston TX Pension Oblig Ser A	6.29%	3/1/2032	1,250	1,407,100
Nashville & Davidson Cnty, TN	6.731%	7/1/2043	1,500	1,671,630
San Diego Cnty Regl Arpt Auth	6.628%	7/1/2040	2,250	2,449,845
Southern California Metro Wtr	6.538%	7/1/2039	2,200	2,403,698
Southern California Metro Wtr	6.947%	7/1/2040	750	850,132
Univ of Massachusetts Bldg Auth	6.573%	5/1/2039	300	334,848
Total				10,439,960

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation 0.29%

Clark Cnty Arpt Dept of Avia	6.881%	7/1/2042	$1,775	$1,919,929
Metropolitan Washington Arpt	7.462%	10/1/2046	1,560	1,766,669
Total				3,686,598

Utilities 0.36%

City of Chicago IL Waterworks	6.742%	11/1/2040	300	336,027
Municipal Elec Auth of Georgia	7.055%	4/1/2057	1,000	972,370
New York City Wtr & Swr Sys	5.79%	6/15/2041	600	640,404
New York City Wtr & Swr Sys	6.124%	6/15/2042	465	505,264
New York City Wtr & Swr Sys	6.282%	6/15/2042	700	774,795
New York City Wtr & Swr Sys	6.491%	6/15/2042	100	111,265
San Francisco Pub Util Comm, CA	6.00%	11/1/2040	500	547,855
San Francisco Pub Util Comm, CA	6.00%	11/1/2040	600	672,180
Total				4,560,160
Total Municipal Bonds (cost $21,410,992)				20,966,448

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.13%

Bear Stearns ALT-A Trust 2004-8 1A	0.89%#	9/25/2034	2,607	2,489,097
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%	12/10/2046	1,485	1,621,309
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.364%#	6/15/2022	1,897	1,887,033
Commercial Mortgage Pass-Through Certificates 2013-LC6 AM	3.282%	1/10/2046	1,165	1,092,162
Credit Suisse Mortgage Capital Certificates 2013-TH1 A1†	2.13%	2/25/2043	2,112	2,002,067

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Deutsche Mortgage Securities, Inc. 2009-RS2 4A1†	0.32%#	4/26/2037	$942	$927,092
Fosse Master Issuer plc 2012-1A 2A2†(a)	1.666%#	10/18/2054	700	710,524
Granite Master Issuer plc 2006-3 A3 (United Kingdom)(a)	0.264%#	12/20/2054	1,420	1,395,623
Granite Master Issuer plc 2006-3 A7 (United Kingdom)(a)	0.384%#	12/20/2054	1,220	1,198,355
Granite Master Issuer plc 2007-1 4A1 (United Kingdom)(a)	0.404%#	12/20/2054	3,642	3,578,848
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%	3/10/2039	1,324	1,367,861
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%	7/10/2039	957	963,643
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	446	449,491
Holmes Master Issuer plc 2010-1A A2 (United Kingdom)†(a)	1.668%#	10/15/2054	850	854,240
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	228	227,807
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.987%#	6/15/2049	1,257	1,287,239
JPMorgan Chase Commercial Mortgage Securities Corp. 2009-RR1 A4B†	5.709%#	3/18/2051	2,435	2,699,344
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 AS	4.117%	5/15/2045	1,200	1,211,840
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 AS	3.372%	12/15/2047	4,750	4,470,489
Merrill Lynch Floating Trust 2008-LAQA A1†	0.723%#	7/9/2021	1,535	1,531,846
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%	9/12/2042	3	3,383
Merrill Lynch Mortgage Trust 2007-C1 A2FL†	0.495%#	6/12/2050	267	264,011
Sequoia Mortgage Trust 2012-3 A1	3.50%	7/25/2042	534	512,959
Sequoia Mortgage Trust 2012-4 A3	2.069%	9/25/2042	1,547	1,453,608
Sequoia Mortgage Trust 2012-5 A	2.50%	11/25/2042	564	545,501
Sequoia Mortgage Trust 2012-6 A2	1.808%	12/25/2042	2,260	2,115,616
Sequoia Mortgage Trust 2013-1 2A1	1.855%	2/25/2043	907	792,995
Sequoia Mortgage Trust 2013-2 A1	1.874%	2/25/2043	2,305	2,014,373
Silverstone Master Issuer plc 2011-1A (United Kingdom)†(a)	1.816%#	1/21/2055	1,350	1,366,319
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%	12/25/2059	1,852	1,838,711
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%	6/25/2058	2,457	2,421,785
UBS-Barclays Commercial Mortgage Trust 2012-C3 B†	4.365%	8/10/2049	2,195	2,167,408
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	1,510	1,639,595

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%	12/15/2043	$601	$600,878
WF-RBS Commercial Mortgage Trust 2013-C12 AS	3.56%	3/15/2048	2,610	2,487,549
Total Non-Agency Commercial Mortgage-Backed Securities (cost $53,093,635)				52,190,601

U.S. TREASURY OBLIGATIONS 35.37%

U.S. Treasury Bond	2.875%	5/15/2043	59,033	50,261,050
U.S. Treasury Note	0.125%	12/31/2013	37,500	37,508,775
U.S. Treasury Note	0.25%	4/15/2016	14,589	14,450,521
U.S. Treasury Note	0.375%	3/15/2015	215,087	215,402,102
U.S. Treasury Note	1.375%	7/31/2018	107,632	106,614,555
U.S. Treasury Note	2.50%	8/15/2023	23,195	22,696,679
Total U.S. Treasury Obligations (cost $448,063,855)				446,933,682
Total Long-Term Investments (cost $1,398,410,914)				1,389,632,290

SHORT-TERM INVESTMENTS 15.17%

U.S. TREASURY OBLIGATION 2.47%

U.S. Treasury Note (cost $31,210,611)	0.625%	7/15/2014	31,080	31,211,717

REPURCHASE AGREEMENT 12.70%

Repurchase Agreement dated 8/30/2013, Zero Coupon due 9/3/2013 with Fixed Income Clearing Corp. collateralized by $166,550,000 of U.S. Treasury Note at 0.625% due 5/31/2017; value: $163,698,997; proceeds: $160,488,714 (cost $160,488,714)			160,489	160,488,714

Total Short-Term Investments (cost $191,699,325)				191,700,431

Total Investments in Securities 125.15% (cost $1,590,110,239)				1,581,332,721

Liabilities in Excess of Other Assets (25.15%)				(317,815,764)

Net Assets 100.00%				$1,263,516,957

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2013

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2013.
(a)	Foreign security traded in U.S. dollars.
(b)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

The following is a summary of the inputs used as of August 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$133,693,655	$—	$133,693,655
Corporate Bonds	—	340,562,111	—	340,562,111
Foreign Government Obligations	—	10,174,014	—	10,174,014
Government Sponsored Enterprises Bonds	—	38,898,441	—	38,898,441
Government Sponsored Enterprises Pass-Throughs	—	346,213,338	—	346,213,338
Municipal Bonds	—	20,966,448	—	20,966,448
Non-Agency Commercial Mortgage-Backed Securities	—	52,190,601	—	52,190,601
U.S. Treasury Obligations	—	478,145,399	—	478,145,399
Repurchase Agreement	—	160,488,714	—	160,488,714
Total	$—	$1,581,332,721	$—	$1,581,332,721

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended August 31, 2013.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - DIVERSIFIED EQUITY STRATEGY FUND August 31, 2013

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.89%

Lord Abbett Affiliated Fund, Inc.-Class I(b)	3,266,065	$46,019
Lord Abbett Developing Growth Fund, Inc.-Class I*(c)	398,373	11,613
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(b)	2,162,778	34,345
Lord Abbett Securities Trust-Growth Leaders Fund-Class I(d)	1,760,646	34,544
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(e)	1,389,883	34,566
Lord Abbett Securities Trust-International Core Equity Fund-Class I(f)	2,132,608	27,105
Lord Abbett Securities Trust-International Opportunities Fund-Class I(g)	1,186,427	18,342
Lord Abbett Securities Trust-Value Opportunities Fund-Class I*(g)	1,136,670	22,790
Total Investments in Underlying Funds (cost $177,532,773)		229,324

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.09%

Repurchase Agreement

Repurchase Agreement dated 8/30/2013, Zero Coupon due 9/3/2013 with State Street Bank and Trust Co. collateralized by $230,000 of Federal Home Loan Mortgage Corp. at 2.00% due 1/30/2023; value: $205,909; proceeds: $200,614 (cost $200,614)	$201	201

Total Investments in Securities 99.98% (cost $177,733,387)		229,525

Other Assets in Excess of Liabilities 0.02%		55

Net Assets 100.00%		$229,580

*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(d)	Fund investment objective is to seek capital appreciation.
(e)	Fund investment objective is capital appreciation.
(f)	Fund investment objective is to seek long-term capital appreciation.
(g)	Fund investment objective is long-term capital appreciation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - DIVERSIFIED EQUITY STRATEGY FUND August 31, 2013

The following is a summary of the inputs used as of August 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$229,324	$—	$—	$229,324
Repurchase Agreement	—	201	—	201
Total	$229,324	$201	$—	$229,525

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of the Underlying Funds.
(3)	There were no level transfers during the period ended August 31, 2013.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - DIVERSIFIED INCOME STRATEGY FUND August 31, 2013

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 98.94%

Lord Abbett Affiliated Fund, Inc.-Class I(b)	354,813	$4,999
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(c)	357,389	7,394
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(c)	2,317,679	47,327
Lord Abbett Investment Trust-Convertible Fund-Class I(d)	9,658,832	122,378
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(e)	4,345,657	46,455
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(f)	13,915,829	84,469
Lord Abbett Investment Trust-High Yield Fund-Class I(g)	35,612,811	280,629
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(h)	12,652,960	104,134
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(i)	2,834,033	58,778
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(j)	55,588,008	252,369
Total Investments in Underlying Funds (cost $997,476,004)		1,008,932

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.34%

Repurchase Agreement

Repurchase Agreement dated 8/30/2013, Zero Coupon due 9/3/2013 with Fixed Income Clearing Corp. collateralized by $3,630,000 of U.S. Treasury Note at 0.625% due 5/31/2017; value: $3,567,862; proceeds: $3,496,038 (cost $3,496,038)	$3,496	3,496

Total Investments in Securities 99.28% (cost $1,000,972,042)		1,012,428

Other Assets in Excess of Liabilities 0.72%		7,307

Net Assets 100.00%		$1,019,735

(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to seek a high level of total return.
(i)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - DIVERSIFIED INCOME STRATEGY FUND August 31, 2013

The following is a summary of the inputs used as of August 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,008,932	$—	$—	$1,008,932
Repurchase Agreement	—	3,496	—	3,496
Total	$1,008,932	$3,496	$—	$1,012,428

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of the Underlying Funds.
(3)	There were no level transfers during the period ended August 31, 2013.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2013

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 94.32%

COMMON STOCK 0.07%

Diversified Media

Tribune Co.* (cost $3,654,435)	84	$5,006,996

	Interest Rate	Maturity Date	Principal Amount (000)
CORPORATE BONDS 5.64%

Aerospace 0.07%

GenCorp, Inc.†	7.125%	3/15/2021	$3,000	3,157,500
Silver II Borrower/Silver II US Holdings LLC (Luxembourg)†(a)	7.75%	12/15/2020	2,000	2,080,000
Total				5,237,500

Chemicals 0.44%

Hexion U.S. Finance Corp.	6.625%	4/15/2020	4,000	3,970,000
Hexion U.S. Finance Corp.†	6.625%	4/15/2020	12,500	12,406,250
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC	8.875%	2/1/2018	6,500	6,678,750
INEOS Finance plc (United Kingdom)†(a)	7.50%	5/1/2020	5,000	5,375,000
Taminco Global Chemical Corp.†	9.75%	3/31/2020	4,500	5,073,750
Total				33,503,750

Consumer Durables 0.02%

J. Crew Group, Inc.	8.125%	3/1/2019	1,702	1,799,865

Consumer Non-Durables 0.30%

ADT Corp. (The)	2.25%	7/15/2017	2,000	1,882,552
DynCorp International, Inc.	10.375%	7/1/2017	4,000	4,120,000
Hot Topic, Inc.†	9.25%	6/15/2021	5,000	5,100,000
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	5,000	5,175,000
Nortek, Inc.	8.50%	4/15/2021	4,750	5,165,625
SIWF Merger Sub, Inc./Springs Industries, Inc.†	6.25%	6/1/2021	1,500	1,485,000
Total				22,928,177

Energy 0.91%

Chaparral Energy, Inc.	8.25%	9/1/2021	2,000	2,095,000
Chaparral Energy, Inc.	9.875%	10/1/2020	1,000	1,125,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy (continued)

Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	$3,000	$3,135,000
FTS International Services LLC/FTS International Bonds, Inc.†	8.125%	11/15/2018	2,646	2,837,835
Halcon Resources Corp.	8.875%	5/15/2021	3,500	3,526,250
Halcon Resources Corp.	9.75%	7/15/2020	3,000	3,112,500
Hercules Offshore, Inc.†	8.75%	7/15/2021	3,250	3,469,375
Hercules Offshore, Inc.†	10.50%	10/15/2017	2,000	2,125,000
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%	2/15/2020	5,312	5,803,360
Kodiak Oil & Gas Corp.†	5.50%	1/15/2021	500	497,500
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	5,000	5,500,000
LINN Energy LLC/LINN Energy Finance Corp.	7.75%	2/1/2021	2,500	2,437,500
Martin Midstream Partners LP/Martin Midstream Finance Corp.	7.25%	2/15/2021	2,000	2,000,000
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	3,450	3,527,625
Northern Tier Energy LLC/Northern Tier Finance Corp.†	7.125%	11/15/2020	2,640	2,626,800
Oasis Petroleum, Inc.	7.25%	2/1/2019	2,000	2,130,000
Offshore Group Investment Ltd.	7.50%	11/1/2019	3,500	3,657,500
PetroLogistics LP/PetroLogistics Finance Corp.†	6.25%	4/1/2020	2,800	2,723,000
Plains Exploration & Production Co.	6.875%	2/15/2023	5,000	5,329,045
SM Energy Co.	6.625%	2/15/2019	4,500	4,725,000
Stone Energy Corp.	7.50%	11/15/2022	4,000	4,150,000
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	8/1/2021	909	961,268
W&T Offshore, Inc.	8.50%	6/15/2019	2,000	2,130,000
Total				69,624,558

Financial 0.68%

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC†	7.875%	12/15/2020	7,500	7,706,250
American Equity Investment Life Holding Co.	6.625%	7/15/2021	5,600	5,810,000
CNO Financial Group, Inc.†	6.375%	10/1/2020	6,000	6,300,000
Gulfmark Offshore, Inc.	6.375%	3/15/2022	5,000	5,087,500
Legacy Reserves LP/Finance Corp.†	8.00%	12/1/2020	5,000	5,125,000
Maxim Crane Works LP/Maxim Finance Corp.†	12.25%	4/15/2015	5,000	5,237,500
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	3,345	3,261,375
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	8/1/2018	1,750	1,776,250
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	1,000	1,125,000
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%	3/15/2020	6,000	6,255,000
Nuveen Investments, Inc.	5.50%	9/15/2015	1,000	995,000
RSI Home Products, Inc.†	6.875%	3/1/2018	3,580	3,732,150
Total				52,411,025

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food & Drug 0.11%

Checkers Drive-In Restaurants, Inc.†	11.00%	12/1/2017	$2,900	$3,117,500
Phibro Animal Health Corp.†	9.25%	7/1/2018	5,175	5,563,125
Total				8,680,625

Food/Tobacco 0.06%

Del Monte Corp.	7.625%	2/15/2019	2,250	2,351,250
Michael Foods Holding, Inc. PIK†	8.50%	7/15/2018	2,500	2,587,500
Total				4,938,750

Forest Products 0.41%

AEP Industries, Inc.	8.25%	4/15/2019	5,000	5,375,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	7,000	6,973,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	9,000	9,360,000
Sealed Air Corp.†	8.375%	9/15/2021	645	732,881
Tekni-Plex, Inc.†	9.75%	6/1/2019	5,135	5,776,875
Tembec Industries, Inc. (Canada)(a)	11.25%	12/15/2018	2,900	3,161,000
Total				31,379,506

Gaming/Leisure 0.14%

Easton-Bell Sports, Inc.	9.75%	12/1/2016	1,000	1,063,750
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	2,577	2,783,160
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	3,250	3,631,875
Seven Seas Cruises S. de R.L. LLC	9.125%	5/15/2019	2,770	3,019,300
Total				10,498,085

Healthcare 0.25%

Biomet, Inc.	6.50%	8/1/2020	2,000	2,060,000
CHS/Community Health Systems, Inc.	5.125%	8/15/2018	5,000	5,125,000
MPT Operating Partnership LP/MPT Finance Corp.	6.875%	5/1/2021	3,600	3,807,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	7,734	8,207,708
Total				19,199,708

Housing 0.06%

K. Hovnanian Enterprises, Inc.†	7.25%	10/15/2020	1,950	2,067,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Housing (continued)

K. Hovnanian Enterprises, Inc.†	9.125%	11/15/2020		$2,000	$2,160,000
Total					4,227,000

Information Technology 0.12%

Freescale Semiconductor, Inc.†	9.25%	4/15/2018		8,319	9,026,115

Manufacturing 0.08%

Athlon Holdings LP/Athlon Finance Corp.†	7.375%	4/15/2021		5,000	5,075,000
Mueller Water Products, Inc.	7.375%	6/1/2017		1,000	1,028,750
Total					6,103,750

Media/Telecommunications 0.63%

CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020		2,000	2,180,000
Clear Channel Communications, Inc.	4.90%	5/15/2015		10,000	9,350,000
Clear Channel Communications, Inc.	5.50%	12/15/2016		1,000	745,000
Digicel Group Ltd. (Jamaica)†(a)	10.50%	4/15/2018		4,000	4,330,000
Digicel Ltd. (Jamaica)†(a)	8.25%	9/1/2017		3,000	3,135,000
Griffey Intermediate, Inc./Griffey Finance Sub LLC†	7.00%	10/15/2020		3,500	3,150,000
MDC Partners, Inc.†	6.75%	4/1/2020		750	763,125
MU Finance plc (United Kingdom)†(a)	8.375%	2/1/2017		1,370	1,452,065
Qwest Communications International, Inc.	7.125%	4/1/2018		6,000	6,243,750
SBA Telecommunications, Inc.	5.75%	7/15/2020		3,000	3,030,000
Syniverse Holdings, Inc.	9.125%	1/15/2019		825	891,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(a)	7.50%	3/15/2019		2,000	2,170,000
Univision Communications, Inc.†	6.75%	9/15/2022		4,500	4,691,250
UPCB Finance V Ltd.†	7.25%	11/15/2021		3,250	3,526,250
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017		2,375	2,493,750
Total					48,151,190

Metals/Minerals 0.22%

Allied Nevada Gold Corp.†(b)	8.75%	6/1/2019	CAD	2,153	1,471,717
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	8.625%	10/15/2020		$6,000	6,390,000
KGHM International Ltd. (Canada)†(a)	7.75%	6/15/2019		3,590	3,688,725
Mirabela Nickel Ltd. (Australia)†(a)	8.75%	4/15/2018		3,950	2,784,750
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022		3,000	2,887,500
Total					17,222,692

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail 0.22%

CDR DB Sub, Inc.†	7.75%	10/15/2020	$4,000	$4,050,000
Claire’s Stores, Inc.†	6.125%	3/15/2020	1,700	1,700,000
Claire’s Stores, Inc.†	7.75%	6/1/2020	1,250	1,250,000
Claire’s Stores, Inc.	8.875%	3/15/2019	675	729,000
Dave & Buster’s, Inc.	11.00%	6/1/2018	2,000	2,227,500
Tops Holding Corp./Tops Markets LLC†	8.875%	12/15/2017	6,000	6,660,000
Total				16,616,500

Service 0.47%

Alliance Data Systems Corp.†	6.375%	4/1/2020	4,250	4,473,125
BMC Software Finance, Inc.†	8.125%	7/15/2021	4,500	4,578,750
First Data Corp.†	8.25%	1/15/2021	5,000	5,137,500
First Data Corp.†	11.25%	1/15/2021	3,500	3,605,000
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	2,000	2,062,500
Hertz Corp. (The)	5.875%	10/15/2020	1,000	1,031,250
Hornbeck Offshore Services, Inc.	5.875%	4/1/2020	3,000	3,052,500
Interface Security Systems Holdings, Inc./Interface Security Systems LLC†	9.25%	1/15/2018	5,000	5,187,500
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.375%	10/1/2017	6,600	6,880,500
Total				36,008,625

Transportation 0.12%

Commercial Vehicle Group, Inc.	7.875%	4/15/2019	3,500	3,500,000
NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017	4,000	4,480,000
Stanadyne Corp.	10.00%	8/15/2014	1,000	960,000
Total				8,940,000

Utility 0.33%

Calpine Corp.†	7.50%	2/15/2021	12,000	12,780,000
Calpine Corp.†	7.875%	7/31/2020	2,000	2,170,000
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†	6.875%	8/15/2017	1,400	1,422,750
GenOn Energy, Inc.	9.875%	10/15/2020	5,000	5,587,500
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	3,000	3,120,000
Total				25,080,250
Total Corporate Bonds (cost $431,245,468)				431,577,671

FLOATING RATE LOANS(c) 88.33%

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Aerospace 2.28%

AWAS Finance Luxembourg 2012 SA New Term Loan (Luxembourg)(a)	3.50%	7/16/2018	$24,032	$24,182,428
Continental Airlines, Inc. Class B Term Loan	4.00%	4/1/2019	22,644	22,738,465
Delta Air Lines, Inc. New Term Loan B-1 Loan	4.00%	10/18/2018	31,345	31,501,819
Doncaster U.S. Finance LLC 2nd Lien Term Loan	9.50%	10/9/2020	26,000	26,032,500
Doncaster U.S. Finance LLC Term Loan B	5.50%	4/9/2020	21,407	21,634,801
DynCorp International LLC Term Loan	6.25%	7/7/2016	8,408	8,493,687
Sequa Corp. New Term Loan B	5.25%	6/19/2017	9,950	10,024,625
Transdigm, Inc. Term Loan Tranche C	3.75%	2/28/2020	29,973	30,017,043
Total				174,625,368

Chemicals 1.46%

Arysta LifeScience Corp. 1st Lien Term Loan	4.50%	5/29/2020	38,000	38,079,230
General Chemical Corp. New Term Loan	5.00%	10/6/2015	5,880	5,918,941
INEOS U.S. Finance LLC 6 Year Term Loan	4.00%	5/4/2018	16,338	16,237,196
Nexeo Solutions LLC Term Loan B	5.00%	9/8/2017	7,027	6,992,195
OXEA Finance & Cy S.C.A. 2nd Lien Term Loan	8.25%	7/15/2020	15,000	15,028,125
OXEA Finance & Cy S.C.A. Term Loan Tranche B2	4.25%	1/15/2020	21,300	21,326,625
Tata Chemicals North America Term Loan	3.75%	8/15/2020	8,000	8,015,000
Total				111,597,312

Consumer Durables 0.16%

Spectrum Brands, Inc. New Term Loan	4.50%	12/17/2019	7,185	7,248,971
Spectrum Brands, Inc. Term Loan Tranche C	3.50%	9/4/2019	5,000	5,011,425
Total				12,260,396

Consumer Non-Durables 1.86%

Anchor Hocking, LLC Initial Term Loan	7.50%	5/6/2020	25,000	25,437,500
Collective Brands Finance, Inc. Term Loan	7.25%	10/9/2019	20,855	21,254,890
FGI Operating Co. LLC Term Loan	5.50%	4/19/2019	31,469	31,626,056
Phillips-Van Heusen Corp. Term Loan B	3.25%	2/13/2020	12,095	12,158,154
Revlon Consumer Products Corp. Term Loan	3.00%	8/19/2019	33,000	33,051,480
Wilton Brands LLC Term Loan	7.50%	8/30/2018	8,693	8,638,550
Yankee Candle Co., Inc. (The) Initial Term Loan	5.25%	4/2/2019	10,244	10,348,673
Total				142,515,303

Energy 4.88%

Atlas Energy LP Term Loan	6.50%	7/30/2019	5,000	5,065,575
Chesapeake Energy Corp. New Unsecured Term Loan	5.75%	12/1/2017	31,500	32,200,560
Crestwood Holdings LLC Term Loan B1	7.00%	6/19/2019	21,037	21,404,936
EMG Utica, LLC Term Loan	4.75%	3/27/2020	32,000	32,120,160
EP Energy LLC Term Loan Tranche B2	4.50%	4/26/2019	1,125	1,128,656

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy (continued)

EP Energy LLC Term Loan Tranche B3	3.50%	5/24/2018	$6,345	$6,336,740
FTS International, Inc. Term Loan	8.50%	5/6/2016	16,000	15,785,680
GIM Channelview Cogeneration, LLC Term Loan	4.25%	5/8/2020	21,000	21,122,535
MEG Energy Corp. Refinancing Term Loan	3.75%	3/31/2020	21,701	21,795,641
Offshore Group Investment Ltd. 2nd Lien Term Loan	5.75%	3/22/2019	36,571	36,997,474
Offshore Group Investment Ltd. Term Loan	6.25%	10/26/2017	13,299	13,436,555
Pacific Drilling SA Term Loan (Luxembourg)(a)	4.50%	6/4/2018	32,688	32,913,103
Preferred Proppants LLC Term Loan B	9.00%	12/15/2016	12,081	7,490,452
Ruby Western Pipeline Holdings, LLC Term Loan	3.50%	3/27/2020	7,961	7,950,755
Teine Energy Ltd. 2nd Lien Term Loan (Canada)(a)	7.50%	5/9/2019	7,481	7,387,734
Tervita Corp. Term Loan (Canada)(a)	6.25%	5/15/2018	42,687	42,388,363
Topaz Power Holdings LLC Term Loan	5.25%	2/26/2020	42,566	42,845,115
Wildhorse Resources LLC Term Loan	7.50%	12/13/2018	25,000	24,875,000
Total				373,245,034

Financial 3.96%

Alliant Holdings I, Inc. Initial Term Loan B	5.00%	12/20/2019	37,005	37,282,515
Altisource Solutions S.A.R.L. 1st Lien Term Loan B (Luxembourg)(a)	5.75%	11/27/2019	5,985	6,026,109
CNO Financial Group, Inc. Term Loan B2	3.75%	9/20/2018	4,359	4,381,218
Fly Funding II S.A.R.L Term Loan (Luxembourg)(a)	4.50%	8/8/2018	38,201	38,567,008
Guggenheim Partners Investment Management Holdings, LLC Initial Term Loan	4.25%	7/17/2020	17,000	17,148,750
Home Loan Servicing Solutions Ltd. Initial Term Loan	4.50%	6/19/2020	25,000	25,218,750
HUB International Ltd. Term Loan	3.682%	6/13/2017	19,504	19,534,036
MIP Delaware LLC Term Loan Term B-1 Loan	4.00%	3/9/2020	18,174	18,333,415
National Financial Partners Corp. Term Loan B	5.25%	7/1/2020	18,500	18,673,530
Nuveen Investments, Inc. New 2nd Lien Term Loan	6.50%	2/28/2019	11,520	11,496,039
Ocwen Financial Corp. Term Loan	5.00%	2/15/2018	22,002	22,293,382
Sedgwick CMS, Inc. 1st Lien Term Loan B	4.25%	6/12/2018	20,000	20,050,000
Sedgwick CMS, Inc. Additional Term Loan B	8.00%	12/12/2018	16,000	16,260,000
StoneRiver Holdings, Inc. 1st Lien Term Loan	4.50%	11/20/2019	27,638	27,672,476
StoneRiver Holdings, Inc. 2nd Lien Term Loan	8.50%	11/20/2020	12,250	12,395,346
USI, Inc. Initial Term Loan	5.25%	12/27/2019	7,163	7,205,979
Total				302,538,553

Food & Drug 1.64%

Albertson’s LLC Term Loan B2	4.75%	3/21/2019	51,905	52,012,962
OSI Restaurant Partners LLC 2013 Replacement Term Loan	3.50%	10/25/2019	9,614	9,615,065
Rite Aid Corp. Tranche 6 Term Loan	4.00%	2/21/2020	18,953	19,021,203
Sprouts Farmers Markets Holdings LLC Initial Term Loan	4.00%	4/23/2020	13,114	13,174,349

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food & Drug (continued)

Supervalu, Inc. New Term Loan B	5.00%	3/21/2019	$31,101	$31,259,625
Total				125,083,204

Food/Tobacco 4.66%

Constellation Brands, Inc. New Term Loan B	2.75%	6/5/2020	25,400	25,336,373
CSM Bakery Supplies LLC Term Loan	4.75%	7/3/2020	16,000	15,900,000
Del Monte Foods Co. Initial Term Loan	4.00%	3/8/2018	59,165	59,275,675
Diamond Foods, Inc. Revolver Loan	5.50%	2/25/2015	2,920	2,810,153
Diamond Foods, Inc. Term Loan	6.25%	2/25/2015	9,895	9,882,900
Dunkin’ Brands, Inc. Term Loan B3	3.75%	2/14/2020	43,834	43,907,153
H.J. Heinz Co. Term Loan B1	3.25%	6/7/2019	18,000	18,081,540
H.J. Heinz Co. Term Loan B2	3.50%	6/5/2020	70,000	70,533,750
New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	29,315	30,121,162
Performance Food Group, Inc. Initial Term Loan	6.25%	11/14/2019	15,401	15,285,492
Pinnacle Foods Finance LLC Term Loan G	3.25%	4/29/2020	35,505	35,246,192
US Foods, Inc. Incremental Term Loan	4.50%	3/29/2019	30,197	30,285,302
Total				356,665,692

Forest Products 0.72%

Berry Plastics Holding Corp. Term Loan D	3.50%	2/7/2020	20,000	19,882,200
Caraustar Industries, Inc. Term Loan	7.50%	5/1/2019	24,019	24,529,224
Reynolds Group Holdings, Inc. New Dollar Term Loan	4.75%	9/28/2018	10,332	10,420,947
Total				54,832,371

Forest Products/Containers 0.13%

Kleopatra Acquisition Corp. Term Loan B1	5.75%	12/21/2016	9,426	9,502,381

Gaming/Leisure 6.54%

24 Hour Fitness Worldwide, Inc. New Term Loan	5.25%	4/22/2016	7,126	7,201,040
Bally Technologies, Inc. Term Loan	3.25%	8/31/2020	43,000	43,013,545
Bombardier Recreational Products, Inc. New Term Loan B (Canada)(a)	4.00%	1/30/2019	36,528	36,543,308
Caesar’s Entertainment Operating Co., Inc. Term Loan B1	3.184%	1/28/2015	2,853	2,771,335
Caesar’s Entertainment Operating Co., Inc. Term Loan B4	9.50%	10/31/2016	9,842	9,825,539
Caesar’s Entertainment Operating Co., Inc. Term Loan B6	5.434%	1/26/2018	33,825	30,499,315
CCM Merger, Inc. New Term Loan B	5.00%	3/1/2017	17,479	17,610,335
Centaur LLC New 1st Lien Term Loan	5.25%	2/15/2019	17,456	17,623,481
Centaur LLC New 2nd Lien Term Loan	8.75%	2/15/2020	8,200	8,302,500
Equinox Holdings, Inc. 2nd Lien Term Loan	9.75%	7/31/2020	9,000	9,157,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming/Leisure (continued)

Equinox Holdings, Inc. New Initial Term Loan 1st Lien	4.50%	1/31/2020	$12,968	$13,048,547
Graton Economic Development Authority Term Loan B	9.00%	8/22/2018	33,000	34,516,020
Lions Gate Entertainment Corp. Term Loan (Canada)(a)	5.00%	7/17/2020	4,000	4,023,320
MGM Resorts International Term Loan B	3.50%	12/20/2019	44,196	44,168,820
Mohegan Tribal Gaming Authority New Term Loan B	5.50%	3/31/2015	21,837	21,918,500
Northfield Park Associates LLC Term Loan	9.00%	11/9/2018	12,500	12,937,500
Peninsula Gaming LLC Term Loan	4.25%	11/20/2017	14,834	14,912,934
Pinnacle Entertainment, Inc. Term Loan Tranche B1	3.75%	8/15/2016	10,350	10,401,698
Pinnacle Entertainment, Inc. Term Loan Tranche B2	3.75%	8/13/2020	12,000	12,067,380
ROC Finance LLC Incremental Delayed Draw Term Loan B	5.00%	5/15/2019	34,147	34,317,644
Seminole Hard Rock Entertainment, Inc. New Term Loan B	3.50%	5/14/2020	16,000	16,010,000
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	34,388	34,361,709
Station Casinos, Inc. New Term Loan B	5.00%	3/1/2020	37,905	38,284,050
Town Sports International, Inc. New Term Loan B	5.75%	5/11/2018	16,025	16,198,395
VML US Finance LLC Term Loan A	1.68%	11/15/2016	10,500	10,414,688
Total				500,129,103

Healthcare 6.42%

Air Medical Holdings, Inc. Term Loan	7.625%	5/31/2018	14,500	14,373,125
Air Medical Group Holdings, Inc. Term Loan 2018	6.50%	6/30/2018	17,802	18,191,114
American Renal Holdings, Inc. 1st Lien Term Loan	4.50%	9/20/2019	11,341	11,284,723
Aptalis Pharma, Inc. Term Loan B	5.50%	2/10/2017	20,963	21,054,316
Aptalis Pharma, Inc. Term Loan B2	5.50%	2/10/2017	1,975	1,983,650
Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	11/23/2018	10,700	10,967,500
Ardent Medical Services, Inc. Term Loan	6.75%	7/2/2018	12,935	12,951,169
Biomet, Inc. Dollar Term Loan B	5.00%	11/19/2019	15,337	15,484,178
Biomet, Inc. Dollar Term Loan B1	3.932% - 4.023%	7/25/2017	5,618	5,643,275
CHG Buyer Corp. 2nd Lien Term Loan	9.00%	11/19/2020	2,000	2,051,250
DaVita, Inc. Term Loan A3	2.69%	11/1/2017	2,900	2,902,129
Grifols Inc. New Term Loan B	4.25%	6/1/2017	21,092	21,272,531
HCA, Inc. Extended Term Loan B4	2.932%	5/1/2018	9,764	9,772,373
Heartland Dental Care, Inc. 1st Lien Term Loan	6.25%	12/21/2018	23,900	24,258,449
Heartland Dental Care, Inc. 2nd Lien Term Loan	9.75%	6/21/2019	10,575	10,786,500
Iasis Healthcare LLC Term Loan	4.50%	5/3/2018	12,315	12,404,585
Multiplan, Inc. New Term Loan B	4.00%	8/25/2017	48	48,721

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Healthcare (continued)

National Mentor Holdings, Inc. Tranche B1 Term Loan	6.50%	2/9/2017	$20,424	$20,679,455
Quintiles Transnational Corp. Incremental Term Loan B1	4.50%	6/8/2018	7,903	7,912,722
Quintiles Transnational Corp. New Term Loan B	4.00%	6/8/2018	42,317	42,568,596
RPI Finance Trust Incremental Tranche 2	4.00%	11/9/2018	5,822	5,858,901
RPI Finance Trust New Term Loan Tranche 1	3.25%	11/9/2016	4,356	4,377,469
Select Medical Corp. Series C Tranche B Term Loan	4.00%	6/1/2018	11,970	11,988,673
Steward Health Care System LLC Term Loan	6.75%	4/15/2020	14,000	13,991,250
Surgical Care Affiliates, Inc. Class B Term Loan Facility	4.276%	12/29/2017	8,068	8,088,549
Surgical Care Affiliates, Inc. Class C International Term Loan	4.25%	6/29/2018	28,075	28,180,180
Truven Health Analytics, Inc. New Term Loan B	4.50%	6/1/2019	25,386	25,529,099
U.S. Renal Care, Inc. Tranche B1 Term Loan	5.25%	7/3/2019	7,500	7,524,975
United Surgical Partners International, Inc. Incremental Term Loan	4.75%	4/3/2019	12,478	12,612,983
United Surgical Partners International, Inc. New Tranche B Term Loan	4.25%	4/19/2017	3,840	3,866,641
Valeant Pharmaceuticals International, Inc. Series C1 Term Loan B (Canada)(a)	4.375%	12/11/2019	7,425	7,463,053
Valeant Pharmaceuticals International, Inc. Series E Tranche B Term Loan (Canada)(a)	4.50%	8/5/2020	22,893	23,134,047
Vanguard Health Holding Co. II LLC Refinancing Term Loan B	3.75%	1/29/2016	47,468	47,550,783
VWR Funding, Inc. Dollar Term B1 Loan	4.182%	4/3/2017	24,338	24,418,866
Total				491,175,830

Housing 2.54%

Cemex S.A.B. de C.V. USD Term Loan A4 (Mexico)(a)	4.773%	2/17/2017	77,432	76,657,660
Custom Building Products, Inc. Term Loan	6.00%	12/12/2019	21,402	21,469,004
Realogy Corp. Extended Synthetic Commitment	4.445%	10/10/2016	5,592	5,641,160
Realogy Corp. Extended Term Loan	4.50%	3/5/2020	46,401	46,807,261
Realogy Corp. Letter of Credit	6.20%	10/10/2013	8,359	8,306,565
Roofing Supply Group LLC Term Loan	5.00%	5/24/2019	13,588	13,672,958
Starwood Property Trust, Inc. 1st Lien Term Loan	3.50%	4/17/2020	21,945	21,945,000
Total				194,499,608

Information Technology 5.49%

Blackboard, Inc. 2nd Lien Term Loan	11.50%	4/4/2019	9,000	9,163,125
Blackboard, Inc. Term Loan B2	6.25%	10/4/2018	30,267	30,481,728
BMC Software Finance, Inc. Initial US Term Loan	5.00%	8/7/2020	71,000	70,985,445
Eagle Parent, Inc. New Term Loan	4.50%	5/16/2018	7,732	7,785,931

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Information Technology (continued)

Eastman Kodak Co. Exit Term Loan	7.25%	7/31/2019		$27,500	$26,984,100
Eze Castle Software, Inc. 1st Lien Term Loan	4.75%	4/6/2020		13,400	13,458,692
Eze Castle Software, Inc. 2nd Lien Term Loan	8.75%	4/6/2021		14,428	14,608,283
Freescale Semiconductor, Inc. Term Loan B4	5.00%	2/28/2020		41,858	42,127,043
Greeneden U.S. Holdings II, LLC Dollar Term Loan	4.00%	2/7/2020		5,985	5,998,107
Hyland Software, Inc. New 1st Lien Term Loan	5.50%	10/25/2019		12,935	13,003,685
ION Trading Technologies S.A.R.L. 1st Lien Term Loan (Luxembourg)(a)	4.50%	5/22/2020		15,792	15,832,045
ION Trading Technologies S.A.R.L. 2nd Lien Term Loan (Luxembourg)(a)	8.25%	5/21/2021		21,850	21,904,734
NXP B.V. Term Loan Tranche C (Netherlands)(a)	4.75%	1/11/2020		43,937	44,706,357
Peak Ten, Inc. Term Loan B	7.25%	10/25/2018		16,393	16,597,470
RP Crown Parent, LLC 1st Lien Term Loan	6.75%	12/21/2018		43,851	44,386,478
Scitor Corp. Term Loan B	5.00%	2/15/2017		8,630	8,578,758
SunGard Data Systems, Inc. Term Loan Tranche D	4.50%	1/31/2020		17,910	18,111,398
SunGard Data Systems, Inc. Term Loan Tranche E	4.00%	3/9/2020		15,313	15,457,016
Total					420,170,395

Manufacturing 5.73%

Air Distribution Technologies, Inc. 1st Lien Term Loan	5.00%	11/9/2018		9,152	9,266,405
Air Distribution Technologies, Inc. 2nd Lien Term Loan	9.25%	5/11/2020		12,301	12,608,179
Alliance Laundry Systems LLC 1st Lien Term Loan	4.25%	12/7/2018		5,620	5,638,997
Alliance Laundry Systems LLC 2nd Lien Term Loan	9.50%	12/10/2019		9,706	9,808,650
Apex Tool Group LLC Term Loan	4.50%	1/31/2020		24,451	24,575,594
Arris Group, Inc. Term Loan B	3.50%	4/17/2020		29,925	29,625,750
Brand Energy & Infrastructure Services, Inc. New 2nd Lien Term Loan	11.00%	10/23/2019		10,000	10,258,300
Brand Energy & Infrastructure Services, Inc. Term Loan 1 Canadian	6.25%	10/23/2018		1,921	1,946,776
Brand Energy & Infrastructure Services, Inc. Term Loan 2 Canadian	5.75%	10/16/2016		1,540	1,559,871
Brand Energy & Infrastructure Services, Inc. Term Loan B1 1st Lien	6.25%	10/23/2018		8,004	8,111,566
Brand Energy & Infrastructure Services, Inc. Term Loan B2 1st Lien	5.75%	10/16/2016		6,415	6,499,462
CommScope, Inc. New Term Loan	3.75%	1/12/2018		5,430	5,470,976
Gardner Denver, Inc. Dollar Initial Term Loan	4.25%	7/30/2020		35,000	34,881,525
Gardner Denver, Inc. Initial EUR Term Loan(b)	4.75%	7/30/2020	EUR	26,667	35,262,325
Generac Power Systems, Inc. Term Loan B	3.50%	5/29/2020		$10,000	9,974,950
Husky Injection Molding Systems Ltd. New Term Loan B (Canada)(a)	4.25%	6/29/2018		35,212	35,321,852

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Manufacturing (continued)

Mirror Bidco Corp. Term Loan (Canada)(a)	5.25%	12/27/2019		$38,463	$38,783,599
PTC Alliance Corp. Term Loan	9.50%	10/16/2017		4,441	4,419,112
Road Infrastructure Investment LLC 1st Lien Term Loan B	6.25%	3/30/2018		16,647	16,771,742
Road Infrastructure Investment LLC 2nd Lien Term Loan	10.25%	9/28/2018		9,500	9,642,500
Silver II US Holdings LLC Term Loan	4.00%	12/13/2019		18,824	18,703,268
Tomkins LLC Term Loan B-2	3.75%	9/29/2016		9,970	10,020,324
Unifrax Corp. New EUR Term Loan(b)	5.25%	11/28/2018	EUR	5,669	7,535,762
Unifrax Corp. New Term B Dollar Loan	4.25%	11/28/2018		$9,749	9,804,877
Veyance Technologies, Inc. Term Loan	5.25%	9/8/2017		46,903	46,750,067
WESCO Distribution, Inc. Term Loan B	4.50%	12/12/2019		22,384	22,565,366
WESCO Distribution, Inc. Term Loan B2(b)	5.32%	12/12/2019	CAD	13,278	12,668,795
Total					438,476,590

Media/Telecommunications 12.79%

Acquisitions Cogeco Cable II LP Term Loan B	3.25%	12/2/2019		$5,978	5,940,141
Activision Blizzard, Inc. 10 yr Bridge Term Loan	—	9/1/2023		3,000	3,000,000
Activision Blizzard, Inc. 8 yr Bridge Term Loan	—	9/1/2021		6,000	6,000,000
Affinion Group, Inc. Tranche B Term Loan	6.50%	10/10/2016		7,301	7,050,028
Altice Financing SA Term Loan (Luxembourg)(a)	5.50%	7/15/2019		1,567	1,540,507
Cengage Learning Acquisitions, Inc. Extended Tranche B Term Loan	5.75%	7/5/2017		1,000	718,960
Cequel Communications LLC Term Loan	3.50%	2/14/2019		33,072	33,192,326
Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020		20,138	19,973,900
Charter Communications Operating LLC Term Loan F	3.00%	1/4/2021		4,000	3,967,500
Clear Channel Communications, Inc. Tranche B Term Loan	3.83%	1/29/2016		84,057	78,653,003
Consolidated Communications, Inc. Term Loan B3	5.25%	12/31/2018		19,900	20,158,700
Cricket Communications, Inc. Term Loan	4.75%	10/10/2019		11,940	11,992,237
Cricket Communications, Inc. Term Loan C	4.75%	3/9/2020		31,758	31,936,914
Crown Castle International Corp. New Tranche B Term Loan	3.25%	1/31/2019		63,620	63,175,632
CSC Holdings, Inc. Term Loan B	2.682%	4/17/2020		35,000	34,656,300
Cumulus Media Holdings, Inc. 2nd Lien Term Loan	7.50%	9/16/2019		4,842	4,908,712
Digital Generation, Inc. Initial Term Loan	7.25%	7/26/2018		8,123	8,062,532
Fibertech Networks LLC Term Loan B	4.50%	12/18/2019		4,975	5,013,880
Getty Images, Inc. Term Loan B	4.75%	10/18/2019		41,444	40,011,331
Global Tel*Link Corp. 1st Lien Term Loan	5.00%	5/22/2020		12,000	11,805,000
Global Tel*Link Corp. 2nd Lien Term Loan	9.00%	11/23/2020		8,000	7,803,320
Grande Communications Holdings Initial Term Loan B	4.50%	5/22/2020		20,000	19,975,000
IMG Worldwide, Inc. New Term Loan B	4.50%	6/16/2016		15,755	15,770,013

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media/Telecommunications (continued)

Integra Telecom Holdings, Inc. 2nd Lien Initial Term Loan	9.75%	2/21/2020	$10,125	$10,438,268
Integra Telecom Holdings, Inc. Term Loan B	5.25%	2/22/2019	24,938	25,233,633
Intelsat Jackson Holdings SA Tranche B Term Loan (Luxembourg)(a)	4.25%	4/2/2018	18,886	19,061,171
Level 3 Financing, Inc. 2020 Term Loan Tranche B	4.00%	1/15/2020	12,000	12,033,000
Level 3 Financing, Inc. New 2019 Term Loan	4.00%	8/1/2019	17,000	17,019,550
Level 3 Financing, Inc. Term Loan	4.75%	8/1/2019	36,500	36,556,940
Light Tower Fiber LLC 1st Lien Term Loan	4.50%	4/13/2020	15,000	15,118,725
Light Tower Fiber LLC 2nd Lien Term Loan	8.00%	4/12/2021	18,946	19,064,413
MCC Iowa LLC Tranche G Term Loan	4.00%	1/8/2020	21,835	21,933,803
MCC Iowa LLC Tranche H Term Loan	3.25%	1/29/2021	15,000	14,878,125
Mediacom Illinois LLC Tranche E Term Loan	4.50%	10/23/2017	13,968	14,002,920
Midcontinent Communications Term Loan B	3.50%	7/30/2020	5,000	5,015,000
MTL Publishing LLC Term Loan B	4.25%	6/29/2018	15,911	16,010,025
Newsday LLC New Term Loan	3.682%	10/12/2016	25,154	25,185,288
Syniverse Holdings, Inc. Initial Term Loan	5.00%	4/23/2019	8,227	8,273,176
Syniverse Holdings, Inc. Term Loan Tranche B	4.00%	4/23/2019	36,000	36,236,340
Tribune Co. Exit Term Loan(d)	4.00%	12/31/2019	32,333	32,487,078
TWCC Holding Corp. 2nd Lien Term Loan	7.00%	6/26/2020	8,000	8,240,000
U.S. Telepacific Corp. Term Loan Advance	5.75%	2/23/2017	5,380	5,383,337
Univision Communications, Inc. 2013 Converted Extended 1st Lien Term Loan	4.50%	3/2/2020	43,779	43,757,439
Univision Communications, Inc. 2013 Incremental Term Loan	4.00%	3/2/2020	5,000	4,965,625
Univision Communications, Inc. 2013 New 1st Lien Term Loan	4.50%	3/2/2020	2,993	2,987,263
UPC Financing Partnership USD Term Loan AF (Netherlands)(a)	4.00%	1/29/2021	17,316	17,417,150
Virgin Media Investment Holdings Ltd. USD B Facility (United Kingdom)(a)	3.50%	6/8/2020	53,000	52,866,705
WaveDivision Holdings LLC Initial Term Loan	4.00%	10/15/2019	22,691	22,769,194
WideOpenWest Finance LLC Term Loan B	4.75%	4/1/2019	17,955	18,110,041
Windstream Corp. Tranche B-4 Term Loan	3.50%	1/23/2020	2,677	2,682,910
WMG Acquisition Corp. Tranche B Refinancing Term Loan	3.75%	7/1/2020	35,283	35,268,181
Total				978,301,236

Metals/Minerals 0.31%

FMG Resources Pty Ltd. Term Loan (Australia)(a)	5.25%	10/18/2017	23,370	23,506,349

Retail 4.45%

Academy Ltd. Term Loan	4.50%	8/3/2018	19,850	19,986,469
Bass Pro Group LLC New Term Loan	4.00%	11/20/2019	19,371	19,427,420

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail (continued)

BJ’s Wholesale Club, Inc. Initial 2nd Lien Term Loan	9.75%	3/26/2020	$20,000	$20,487,600
BJ’s Wholesale Club, Inc. New 2013 Replacement Term Loan	4.25%	9/26/2019	26,083	26,151,279
Capital Automotive LP 2nd Lien Term Loan	6.00%	4/30/2020	6,000	6,165,000
Capital Automotive LP Tranche B-1 Term Loan Facility	4.00%	4/10/2019	10,342	10,410,427
Container Store, Inc. (The) Term Facility	5.50%	4/5/2019	9,905	9,991,845
Gymboree Corp. (The) Initial Term Loan	5.00%	2/23/2018	15,948	15,359,081
J. Crew Group, Inc. Term Loan B1	4.00%	3/7/2018	13,339	13,348,846
Leslie’s Poolmart, Inc. New Term Loan B	5.25%	10/16/2019	27,558	27,819,515
Michaels Stores, Inc. Term Loan B	3.75%	1/28/2020	30,616	30,773,700
Neiman-Marcus Group, Inc. (The) Extended Term Loan	4.00%	5/16/2018	41,950	42,006,500
Party City Holdings, Inc. 2013 Replacement Term Loan	4.25%	7/29/2019	35,825	35,831,394
PETCO Animal Supplies, Inc. New Term Loan	4.00%	11/24/2017	16,173	16,276,654
Smart & Final Stores LLC 1st Lien Term Loan	4.50%	11/15/2019	15,920	15,959,889
Smart & Final Stores LLC 2nd Lien Term Loan	10.50%	11/16/2020	5,385	5,496,777
Toys ‘R’ US Property Co. I LLC Initial Term Loan	6.00%	8/21/2019	25,000	24,750,000
Total				340,242,396

Service 14.04%

Acosta, Inc. Term Loan D	5.00%	3/2/2018	13,774	13,892,133
ADS Waste Holdings, Inc. Tranche B Term Loan	4.25%	10/9/2019	19,900	19,983,978
Advantage Sales & Marketing, Inc. 2013 1st Lien Term Loan	4.25%	12/18/2017	9,382	9,446,394
Advantage Sales & Marketing, Inc. 2013 2nd Lien Term Loan	8.25%	6/18/2018	19,018	19,374,467
Allflex Holdings III, Inc. Initial 1st Lien Term Loan	4.25%	7/20/2020	20,000	20,075,100
Allflex Holdings III, Inc. Initial 2nd Lien Term Loan	8.00%	7/19/2021	19,000	19,308,750
Altegrity, Inc. Term Loan	5.00%	2/21/2015	5,222	5,104,725
Asurion LLC Incremental Term Loan Tranche B1	4.50%	5/24/2019	43,420	43,015,820
Asurion LLC Incremental Term Loan Tranche B2	3.50%	7/8/2020	27,000	25,944,030
Atlantic Aviation FBO, Inc. Term Loan B	3.25%	6/1/2020	24,921	24,796,168
Audio Visual Services Group, Inc. 1st Lien Term Loan	6.75%	11/9/2018	15,384	15,537,587
Audio Visual Services Group, Inc. 2nd Lien Term Loan	10.75%	5/9/2019	5,000	5,000,000
Avis Budget Car Rental LLC Term Loan Tranche B	3.00%	3/15/2019	15,829	15,842,635
Brock Holdings III, Inc. New 2nd Lien Term Loan	10.00%	3/16/2018	14,500	14,735,625
CompuCom Systems, Inc. Refinancing Term Loan B	4.25%	5/11/2020	23,450	23,303,438

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Service (continued)

Cunningham Lindsey U.S., Inc. Initial 1st Lien Term Loan (Canada)(a)	5.00%	12/10/2019	$17,556	$17,424,333
Cunningham Lindsey U.S., Inc. Initial 2nd Lien Term Loan (Canada)(a)	9.25%	6/10/2020	14,574	14,573,598
DataPipe, Inc. 1st Lien Term Loan	5.75%	3/15/2019	14,963	15,168,234
DataPipe, Inc. 2nd Lien Term Loan	9.25%	9/16/2019	10,750	10,911,250
Decision Insight Information Group (US) I, Inc. Term Loan	7.00%	1/4/2017	7,730	7,715,901
DigitalGlobe, Inc. Term Loan B	3.75%	1/31/2020	26,444	26,683,330
EnergySolutions LLC Term Loan	6.75%	8/12/2016	30,819	31,080,805
First Data Corp. 2018 B New Term Loan	4.184%	9/24/2018	16,000	15,843,360
First Data Corp. 2018 Dollar Term Loan	4.184%	3/23/2018	93,564	92,868,559
GCA Services Group, Inc. Initial 1st Lien Term Loan	5.25%	11/1/2019	9,954	10,003,615
GCA Services Group, Inc. Initial 2nd Lien Term Loan	9.25%	10/22/2020	11,250	11,475,000
Hertz Corp. (The) Letter of Credit Term Loan	3.75%	3/9/2018	14,439	14,403,364
Hertz Corp. (The) Tranche B-1 Term Loan	3.75%	3/12/2018	12,960	13,005,101
IG Investment Holdings LLC 1st Lien Term Loan	6.00%	10/31/2019	12,935	13,129,025
InfoGroup, Inc. Term Loan B	8.00%	5/25/2018	22,659	20,487,908
Interactive Data Corp. New Term Loan B	3.75%	2/11/2018	9,360	9,359,766
Kasima LLC New Term Loan B	3.25%	5/17/2021	42,450	42,476,744
Learning Care Group (US) No. 2, Inc. Term Loan	6.00%	5/8/2019	19,500	19,508,190
LM U.S. Member LLC 1st Lien Term Loan	5.75%	10/25/2019	11,237	11,334,823
LM U.S. Member LLC 2nd Lien Term Loan	9.50%	10/15/2020	4,375	4,440,625
LM U.S. Member LLC Term Loan Canadian	5.75%	10/25/2019	952	960,578
Lonestar Intermediate Super Holdings LLC Term Loan B	11.00%	9/2/2019	21,400	22,416,500
MEI, Inc. Term Loan	5.00%	8/3/2020	20,000	20,050,000
Micro Holdings, L.P. Initial Term Loan	6.25%	3/15/2019	25,441	25,494,295
NEP/NCP Holdco, Inc. 2nd Lien Term Loan	9.50%	8/18/2020	11,981	12,307,089
ON Assignment, Inc. Initial Term Loan B	3.50%	4/30/2020	7,168	7,149,695
Orbitz Worldwide, Inc. Refinancing Term Loan Tranche B	4.50%	9/20/2017	667	670,627
Orbitz Worldwide, Inc. Refinancing Term Loan Tranche C	5.75%	3/25/2019	20,333	20,450,962
Playa Resorts Holding Initial Term Loan (Netherlands)(a)	4.75%	8/6/2019	5,000	5,031,250
Protection One, Inc. Term Loan	4.25%	3/21/2019	10,074	10,193,551
Rentpath, Inc. Term Loan B	6.25%	5/2/2020	25,000	24,656,125
Securus Technologies Holdings, Inc. Initial 2nd Lien Term Loan	9.00%	4/17/2021	7,000	6,895,035
Securus Technologies Holdings, Inc. Initial Term Loan	4.75%	4/30/2020	11,000	10,862,500
ServiceMaster Co. (The) Tranche A LC Facility	4.25%	7/24/2014	2,425	2,315,875
ServiceMaster Co. Term Loan Tranche C	2.80%	1/31/2017	21,991	21,413,261
ServiceMaster Co. Tranche B LC	4.78%	1/31/2017	9,586	9,154,749

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Service (continued)

Six3 Systems, Inc. Term Loan B	7.00%	10/4/2019	$13,305	$13,504,811
SRA International, Inc. Term Loan B	6.50%	7/20/2018	23,959	23,793,856
SurveyMonkey.com LLC Term Loan B	5.50%	2/5/2019	16,459	16,582,191
TransFirst Holdings, Inc. 1st Lien Term Loan B1	4.75%	12/27/2017	3,970	3,983,449
Travelport LLC 2nd Lien Term Loan PIK	8.375%	12/1/2016	1,688	1,692,592
Travelport LLC Term Loan	6.25%	6/26/2019	13,000	13,165,750
Triple Point Group Holdings, Inc. 1st Lien Term Loan	5.25%	7/10/2020	10,725	10,573,027
US Airways Group, Inc. Tranche B1 Term Loan	4.25%	5/23/2019	23,000	22,766,435
US Airways Group, Inc. Tranche B2 Term Loan	3.50%	11/23/2016	10,000	9,997,950
Walter Investment Management Corp. Tranche B Term Loan	5.75%	11/28/2017	46,257	46,675,705
Weight Watchers International, Inc. Tranche B-1Term Loan	3.75%	4/2/2020	34,272	33,805,870
Total				1,073,818,109

Transportation 3.37%

Autoparts Holdings Ltd. 1st Lien Term Loan	6.50%	7/28/2017	18,459	17,812,563
Chrysler Group LLC 1st Lien Term Loan	4.25%	5/24/2017	17,113	17,349,161
Federal-Mogul Corp. Term Loan Tranche B	2.117%	12/29/2014	8,981	8,780,911
Federal-Mogul Corp. Term Loan Tranche C	2.117%	12/28/2015	12,651	12,368,758
Fram Group Holdings 2nd Lien Term Loan	10.50%	1/29/2018	15,975	15,549,012
Goodyear Tire & Rubber Co. (The) New 2nd Lien Term Loan	4.75%	4/30/2019	35,000	35,277,900
Grede LLC Term Loan B	4.50%	5/2/2018	9,016	9,049,769
HHI Holdings LLC Additional Term Loan	5.00%	10/5/2018	26,056	26,337,229
Navistar Financial Corp. Term Loan 2011	3.188%	12/2/2016	27,934	26,371,333
Remy International, Inc. New Term Loan B	4.25%	3/5/2020	8,458	8,494,501
TI Group Automotive Systems LLC Additional Term Loan	5.50%	3/27/2019	27,666	27,803,991
Tower Automotive Holdings USA LLC Term Loan	4.75%	4/23/2020	19,950	20,087,156
Wabash National Corp. Term Loan B	4.50%	5/2/2019	10,687	10,740,760
Waupaca Foundry, Inc. Term Loan	4.50%	6/29/2017	21,975	22,011,819
Total				258,034,863

Utility 4.90%

Alinta Energy Finance Pty Ltd. Term Loan B (Australia)(a)	6.375%	5/8/2019	24,404	23,432,493
Alon USA Energy, Inc. MLP Tranche B Term Loan	9.25%	11/26/2018	8,333	8,624,827
Astoria Generating Co. Acquisitions LLC Term Advance	8.50%	10/26/2017	16,000	16,580,000
Calpine Construction Finance Co. LP Term Loan B1	3.00%	5/4/2020	10,000	9,910,700
Calpine Corp. Term Loan B-1	4.00%	4/2/2018	22,026	22,128,797
Calpine Corp. Term Loan B-3	4.00%	10/9/2019	15,846	15,917,860

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Utility (continued)

Dynegy Holdings, Inc. Term Loan B2	4.00%	4/23/2020		$58,077	$58,004,327
EquiPower Resources Holdings LLC Term Loan C Advance 1st Lien	4.25%	12/15/2020		22,500	22,649,062
La Frontera Generation LLC Term Loan	4.50%	9/30/2020		43,000	43,161,465
Moxie Liberty LLC Construction B1 Advance Term Loan	7.50%	8/20/2020		25,000	24,937,500
Panda Temple Power II LLC Construction Term Loan Advance	7.25%	4/3/2019		24,475	24,903,312
Raven Power Finance LLC Term Loan Advance	8.25%	11/15/2018		11,703	11,996,071
Star West Generation LLC Term Loan B	5.00%	3/13/2020		13,500	13,635,000
Texas Competitive Electric Holdings Co. LLC Extended Term Loan	4.685%	10/10/2017		57,281	38,855,391
TPF Generation Holdings LLC Term Loan B	4.75%	8/16/2019		25,000	25,000,000
Windsor Financing LLC Term Loan B	6.25%	12/5/2017		14,571	14,980,887
Total					374,717,692
Total Floating Rate Loans (cost $6,745,376,103)					6,755,937,785

FOREIGN BOND(b) 0.09%

Luxembourg

Beverage Packaging Holdings Luxembourg II SA† (cost $6,634,486)	9.50%	6/15/2017	EUR	5,000	6,841,124

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.19%

Commercial Mortgage Pass-Through Certificates 2007-FL14 C†	0.484%#	6/15/2022		$1,715	1,617,156
Extended Stay America Trust 2013-ESH5 D5†	4.316%#	12/5/2031		7,000	7,074,623
JPMorgan Chase Commercial Mortgage Securities Corp. 2009-RR1 A4B†	5.709%#	3/18/2051		5,000	5,542,800
Total Non-Agency Commercial Mortgage-Backed Securities (cost $13,573,186)					14,234,579
Total Long-Term Investments (cost $7,200,483,678)					7,213,598,155

SHORT-TERM INVESTMENTS 11.10%

CORPORATE BOND 0.09%

Gaming/Leisure

Snoqualmie Entertainment Authority† (cost $7,200,737)				7,325	7,196,813

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOAN(c) 0.08%

Media/Telecommunications

Activision Blizzard, Inc. Secured Bridge Loan (cost $6,000,000)	—	7/25/2014	$6,000	$6,000,000

REPURCHASE AGREEMENT 10.93%

Repurchase Agreement dated 8/30/2013, Zero Coupon due 9/3/2013 with Fixed Income Clearing Corp. collateralized by $50,000,000 of U.S. Treasury Note at 2.625% due 2/29/2016; $282,000,000 of U.S. Treasury Note at 2.125% due 12/31/2015; $46,270,000 of U.S. Treasury Note at 1.875% due 6/30/2015; $30,010,000 of U.S. Treasury Note at 1.50% due 6/30/2016; $138,000,000 of U.S. Treasury Note at 0.50% due 6/15/2016; $52,000,000 of U.S. Treasury Note at 0.375% due 6/30/2015; $139,575,000 of U.S. Treasury Note at 0.25% due 8/15/2015 and $100,000,000 of U.S. Treasury Note at 0.25% due 4/15/2016; value: $852,774,821; proceeds: $836,052,261
(cost $836,052,261)			836,052	836,052,261

Total Short-Term Investments (cost $849,252,998)				849,249,074

Total Investments in Securities 105.42% (cost $8,049,736,676)				8,062,847,229

Liabilities in Excess of Cash, Foreign Cash and Other Assets(e) (5.42%)				(414,348,654)

Net Assets 100.00%				$7,648,498,575

CAD	Canadian dollar.
EUR	euro.
PIK	Payment-in-kind.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2013.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2013.
(d)	The borrower has filed for protection in federal bankruptcy court.
(e)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on futures contracts and forward foreign currency exchange contracts, as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2013

Open Forward Foreign Currency Exchange Contracts at August 31, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	J.P. Morgan	10/17/2013	11,935,000	$11,450,583	$11,318,912	$131,671
Canadian dollar	Sell	J.P. Morgan	11/12/2013	4,105,000	3,975,213	3,890,685	84,528
euro	Sell	J.P. Morgan	10/17/2013	26,535,000	35,236,410	35,075,211	161,199
euro	Sell	Credit Suisse	11/13/2013	5,000,000	6,622,600	6,609,940	12,660
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$390,058

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Buy	Credit Suisse	10/17/2013	500,000	$482,242	$474,190	$(8,052)
Canadian dollar	Buy	Credit Suisse	10/17/2013	50,655	48,704	48,040	(664)
Canadian dollar	Buy	J.P. Morgan	10/17/2013	235,000	225,877	222,869	(3,008)
Canadian dollar	Buy	J.P. Morgan	10/17/2013	83,000	79,459	78,716	(743)
Canadian dollar	Buy	Credit Suisse	10/17/2013	126,000	120,429	119,496	(933)
Canadian dollar	Buy	Credit Suisse	10/17/2013	42,000	39,879	39,832	(47)
Canadian dollar	Buy	J.P. Morgan	10/17/2013	28,000	26,606	26,555	(51)
euro	Sell	Credit Suisse	10/7/2013	697,000	903,659	921,292	(17,633)
euro	Sell	J.P. Morgan	10/7/2013	5,190,000	6,735,463	6,860,119	(124,656)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(155,787)

Open Futures Contracts at August 31, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2013	155	Short	$(19,263,594)	$(59,596)
U.S. 5-Year Treasury Note	December 2013	474	Short	(56,728,172)	(104,484)
Totals				$(75,991,766)	$(164,080)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2013

The following is a summary of the inputs used as of August 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Common Stock	$5,006,996	$—	$—	$5,006,996
Corporate Bonds	—	438,774,484	—	438,774,484
Floating Rate Loans(4)
Aerospace	—	174,625,368	—	174,625,368
Chemicals	—	111,597,312	—	111,597,312
Consumer Durables	—	12,260,396	—	12,260,396
Consumer Non-Durables	—	110,889,247	31,626,056	142,515,303
Energy	—	328,426,273	44,818,761	373,245,034
Financial	—	218,578,451	83,960,102	302,538,553
Food & Drug	—	111,908,855	13,174,349	125,083,204
Food/Tobacco	—	328,072,639	28,593,053	356,665,692
Forest Products	—	30,303,147	24,529,224	54,832,371
Forest Products/Containers	—	9,502,381	—	9,502,381
Gaming/Leisure	—	417,948,691	82,180,412	500,129,103
Healthcare	—	399,984,077	91,191,753	491,175,830
Housing	—	109,535,383	84,964,225	194,499,608
Information Technology	—	365,119,320	55,051,075	420,170,395
Manufacturing	—	365,900,989	72,575,601	438,476,590
Media/Telecommunications	—	930,464,811	53,836,425	984,301,236
Metals/Minerals	—	23,506,349	—	23,506,349
Retail	—	340,242,396	—	340,242,396
Service	—	787,640,312	286,177,797	1,073,818,109
Transportation	—	189,861,182	68,173,681	258,034,863
Utility	—	284,895,993	89,821,699	374,717,692
Foreign Bonds	—	6,841,124	—	6,841,124
Non-Agency Commercial
Mortgage-Backed Securities	—	14,234,579	—	14,234,579
Repurchase Agreements	—	836,052,261	—	836,052,261
Total	$5,006,996	$6,947,166,020	$1,110,674,213	$8,062,847,229
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$390,058	$—	$390,058
Liabilities	—	(155,787)	—	(155,787)
Futures Contracts
Assets	—	—	—
Liabilities	(164,080)	—	—	(164,080)
Unfunded Commitments
Assets	—	—	91,239	91,239
Liabilities	—	(151,495)	—	(151,495)
Total	$(164,080)	$82,776	$91,239	$9,935

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2013.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs in the valuation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2013

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans	Unfunded Commitments
Balance as of December 1, 2012	$174,509,478	$—
Accrued discounts/premiums	993,863	—
Realized gain (loss)	(1,207,654)	—
Change in unrealized appreciation/depreciation	4,195,024	98,686
Purchases	1,063,672,923	—
Sales	(138,616,922)	—
Net transfers in or out of level 3	7,127,501	(7,447)
Balance as of August 31, 2013	$1,110,674,213	$91,239

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - GROWTH & INCOME STRATEGY FUND August 31, 2013

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 100.05%

Lord Abbett Affiliated Fund, Inc.-Class I(b)	4,232,881	$59,641
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(c)	5,306,107	109,783
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(c)	3,561,995	72,736
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	3,715,287	39,716
Lord Abbett Investment Trust-High Yield Fund-Class I(e)	20,256,715	159,623
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(f)	22,398,135	184,337
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(g)	9,962,104	206,614
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(h)	12,135,618	55,096
Lord Abbett Securities Trust-Value Opportunities Fund-Class I*(i)	771,460	15,468
Total Investments in Underlying Funds (cost $830,019,598)		903,014

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.02%

Repurchase Agreement

Repurchase Agreement dated 8/30/2013, Zero Coupon due 9/3/2013 with State Street Bank and Trust Co. collateralized by $240,000 of Federal Home Loan Mortgage Corp. at 2.00% due 1/30/2023; value: $214,862; proceeds: $208,802 (cost $208,802)	$209	209

Total Investments in Securities 100.07% (cost $830,228,400)		903,223

Liabilities in Excess of Other Assets (0.07)%		(644)

Net Assets 100.00%		$902,579

*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek a high level of total return.
(g)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(h)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(i)	Fund investment objective is long-term capital appreciation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

LORD ABBETT INVESTMENT TRUST - GROWTH & INCOME STRATEGY FUND August 31, 2013

The following is a summary of the inputs used as of August 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$903,014	$—	$—	$903,014
Repurchase Agreement	—	209	—	209
Total	$903,014	$209	$—	$903,223

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of the Underlying Funds.
(3)	There were no level transfers during the period ended August 31, 2013.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2013

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 97.89%

COMMON STOCKS 2.18%

Aerospace/Defense 0.10%

General Dynamics Corp.	30	$2,497,500

Apparel/Textiles 0.10%

Michael Kors Holdings Ltd. (Hong Kong)*(a)	35	2,593,150

Auto Parts & Equipment 0.10%

Harley-Davidson, Inc.	42	2,495,168

Consumer Products 0.12%

Estee Lauder Cos., Inc. (The) Class A	45	2,941,200

Energy: Exploration & Production 0.10%

SM Energy Co.	37	2,527,840

Gaming 0.10%

Wynn Resorts Ltd.	18	2,538,720

Health Facilities 0.14%

Community Health Systems, Inc.	90	3,533,400

Health Services 0.32%

Envision Healthcare Holdings, Inc.*	71	1,852,544
Quintiles Transnational Holdings, Inc.*	85	3,677,100
Team Health Holdings, Inc.*	61	2,344,230
Total		7,873,874

Metals/Mining (Excluding Steel) 0.22%

Precision Castparts Corp.	26	5,492,240

Pharmaceuticals 0.10%

Pharmacyclics, Inc.*	23	2,564,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2013

Investments			Shares (000)	Fair Value
Software/Services 0.28%

eBay, Inc.*			70	$3,499,300
Trulia, Inc.*			86	3,570,720
Total				7,070,020

Specialty Retail 0.50%

Polaris Industries, Inc.			33	3,636,693
Restoration Hardware Holdings, Inc.*			128	8,899,840
Total				12,536,533
Total Common Stocks (cost $49,778,987)				54,664,145

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 1.01%

Gaming 0.10%

MGM Resorts International	4.25%	4/15/2015	$2,050	2,442,062

Investments & Miscellaneous Financial Services 0.02%

Portfolio Recovery Associates, Inc.†	3.00%	8/1/2020	555	590,728

Pharmaceuticals 0.45%

BioMarin Pharmaceutical, Inc.	1.875%	4/23/2017	775	2,534,735
Cubist Pharmaceuticals, Inc.	2.50%	11/1/2017	1,650	3,692,906
Medivation, Inc.	2.625%	4/1/2017	3,670	4,952,206
Total				11,179,847

Real Estate Investment Trusts 0.10%

Kilroy Realty LP†	4.25%	11/15/2014	1,725	2,379,422

Software/Services 0.25%

Shutterfly, Inc.†	0.25%	5/15/2018	2,400	2,556,000
Workday, Inc.†	0.75%	7/15/2018	3,400	3,731,500
Total				6,287,500

Support: Services 0.09%

Hertz Global Holdings, Inc.	5.25%	6/1/2014	800	2,337,004
Total Convertible Bonds (cost $24,184,924)				25,216,563

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2013

Investments	Dividend Rate	Maturity Date	Shares (000)	Fair Value
CONVERTIBLE PREFERRED STOCKS 0.19%

Aerospace/Defense 0.09%

United Technologies Corp.	7.50%		38	$2,360,180

Railroads 0.10%

Genesee & Wyoming, Inc.	5.00%		20	2,435,000
Total Convertible Preferred Stocks (cost $4,072,311)				4,795,180

	Interest Rate		Principal Amount (000)
FLOATING RATE LOANS(b) 7.26%

Aerospace/Defense 0.20%

Doncaster U.S. Finance LLC 2nd Lien Term Loan(a)	9.50%	10/9/2020	$5,075	5,081,344

Building Materials 0.32%

Cemex S.A.B. de C.V. USD Term Loan A4 (Mexico)(a)	4.773%	2/17/2017	7,985	7,905,592

Diversified Capital Goods 0.19%

Air Distribution Technologies, Inc. 2nd Lien Term Loan	9.25%	5/11/2020	4,600	4,715,000

Electric: Generation 1.51%

Astoria Generating Co. Acquisitions LLC Term Advance	8.50%	10/26/2017	7,200	7,461,000
Moxie Liberty LLC Construction B1 Advance Term Loan	7.50%	8/20/2020	7,300	7,281,750
Panda Sherman Power LLC Construction Term Loan Advance	9.00%	9/14/2018	735	744,187
Panda Temple Power II LLC Construction Term Loan Advance	7.25%	4/3/2019	10,650	10,836,375
Raven Power Finance LLC Term Loan Advance	8.25%	11/15/2018	6,111	6,264,037
Windsor Financing LLC Term Loan B	6.25%	12/5/2017	5,065	5,207,437
Total				37,794,786

Electronics 0.25%

Eastman Kodak Co. 2nd Lien Term Loan	10.75%	8/15/2020	6,400	6,336,000

Food: Wholesale 0.50%

Diamond Foods, Inc. Revolver Loan	5.50% - 7.25%	2/25/2015	2,056	1,978,623

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale (continued)

Diamond Foods, Inc. Term Loan	6.25%	2/25/2015	$3,140	$3,135,812
New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	7,220	7,418,550
Total				12,532,985

Gaming 0.58%

Graton Economic Development Authority Term Loan B	9.00%	8/22/2018	4,600	4,811,324
Northfield Park Associates LLC Term Loan	9.00%	11/9/2018	4,150	4,295,250
Yonkers Racing Corp. 2nd Lien Term Loan	8.75%	8/14/2020	5,450	5,422,750
Total				14,529,324

Health Facilities 0.20%

Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	11/23/2018	4,950	5,073,750

Health Services 0.55%

Air Medical Holdings, Inc. Term Loan	7.625%	5/31/2018	5,025	4,981,031
CHG Buyer Corp. 2nd Lien Term Loan	9.00%	11/19/2020	6,150	6,307,594
Heartland Dental Care, Inc. 2nd Lien Term Loan	9.75%	6/21/2019	2,500	2,550,000
Total				13,838,625

Leisure 0.20%

Equinox Holdings, Inc. 2nd Lien Term Loan	9.75%	7/31/2020	4,900	4,985,750

Machinery 0.31%

Alliance Laundry Systems LLC 2nd Lien Term Loan	9.50%	12/10/2019	7,743	7,825,051

Media: Broadcast 0.16%

NEP/NCP Holdco, Inc. 2nd Lien Term Loan	9.50%	8/18/2020	3,961	4,069,140

Media: Diversified 0.66%

Activision Blizzard, Inc. 10 yr Bridge Term Loan	—	9/1/2023	5,500	5,500,000
Activision Blizzard, Inc. 8 yr Bridge Term Loan	—	9/1/2021	11,000	11,000,000
Total				16,500,000

Media: Services 0.14%

Light Tower Fiber LLC 2nd Lien Term Loan	8.00%	4/12/2021	3,350	3,370,938

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Multi-Line Insurance 0.10%

Cunningham Lindsey U.S., Inc. Initial 2nd Lien Term Loan (Canada)(a)	9.25%	6/10/2020		$2,456	$2,455,568

Software/Services 0.46%

Eze Castle Software, Inc. 2nd Lien Term Loan	8.75%	4/6/2021		3,680	3,726,000
ION Trading Technologies S.A.R.L. 2nd Lien Term Loan (Luxembourg)(a)	8.25%	5/21/2021		3,050	3,057,640
Triple Point Group Holdings, Inc. 1st Lien Term Loan	5.25%	7/10/2020		4,800	4,731,984
Total					11,515,624

Support: Services 0.63%

DataPipe, Inc. 2nd Lien Term Loan	9.25%	9/16/2019		5,725	5,810,875
LM U.S. Member LLC 2nd Lien Term Loan	9.50%	10/15/2020		6,200	6,293,000
Lonestar Intermediate Super Holdings LLC Term Loan B	11.00%	9/2/2019		3,550	3,718,625
Total					15,822,500

Telecommunications: Integrated/Services 0.30%

Integra Telecom Holdings, Inc. 2nd Lien Initial Term Loan	9.75%	2/21/2020		7,200	7,422,768
Total Floating Rate Loans (cost $178,240,242)					181,774,745

FOREIGN BONDS(c) 3.81%

Brazil 0.07%

BRF SA†	7.75%	5/22/2018	BRL	4,850	1,666,841

France 0.30%

SMCP SAS†	8.875%	6/15/2020	EUR	5,650	7,579,332

Germany 0.41%

Faenza GmbH†	8.25%	8/15/2021	EUR	5,000	6,731,824
WEPA Hygieneprodukte GmbH†	6.50%	5/15/2020	EUR	2,500	3,476,005
Total					10,207,829

Italy 0.42%

Cerved Technologies SpA†	8.00%	1/15/2021	EUR	2,625	3,495,351
Zobele Holding SpA†	7.875%	2/1/2018	EUR	5,050	6,974,677
Total					10,470,028

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Luxembourg 1.37%

Beverage Packaging Holdings Luxembourg II SA†	9.50%	6/15/2017	EUR	8,095	$11,075,780
Cosan Luxembourg SA†	9.50%	3/14/2018	BRL	10,900	4,077,307
Matterhorn Financing & Cy SCA PIK†	9.00%	4/15/2019	EUR	2,275	2,961,652
Matterhorn Midco & Cy SCA†	7.75%	2/15/2020	EUR	8,675	11,528,373
Mobile Challenger Intermediate Group SA PIK†	8.75%	3/15/2019	CHF	4,225	4,518,110
Total					34,161,222

Mexico 0.60%

Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%	6/10/2028	MXN	225,500	14,938,544

Netherlands 0.07%

UPC Holding BV†	6.75%	3/15/2023	CHF	1,775	1,879,064

United Kingdom 0.57%

Infinis plc†	7.00%	2/15/2019	GBP	4,025	6,487,046
R&R Ice Cream plc PIK†	9.25%	5/15/2018	EUR	5,750	7,846,471
Total					14,333,517
Total Foreign Bonds (cost $99,057,068)					95,236,377

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.27%

Ghana 0.13%

Republic of Ghana†	7.875%	8/7/2023		$3,500	3,395,000

Ivory Coast 0.14%

Ivory Coast Government International Bond†	5.75%	12/31/2032		4,000	3,420,000
Total Foreign Government Obligations (cost $7,156,681)					6,815,000

HIGH YIELD CORPORATE BONDS 82.06%

Aerospace/Defense 0.88%

Bombardier, Inc. (Canada)†(a)	6.125%	1/15/2023		5,605	5,548,950
DynCorp International, Inc.	10.375%	7/1/2017		3,550	3,656,500
GenCorp, Inc.†	7.125%	3/15/2021		8,175	8,604,187
Spirit Aerosystems, Inc.	6.75%	12/15/2020		3,875	4,088,125
Total					21,897,762

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2013

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Airlines 0.65%

Air Canada 2013-1 Class B Pass Through Trust (Canada)†(a)	5.375%	5/15/2021			$810	$781,650
American Airlines 2013-1 Class B Pass Through Trust†	5.625%	1/15/2021			2,650	2,563,875
Continental Airlines, Inc.	6.25%	4/11/2020			2,688	2,761,920
United Airlines, Inc.†	12.00%	1/15/2016			3,806	4,300,836
US Airways 2012-2 Class B Pass Through Trust	6.75%	6/3/2021			5,620	5,802,650
Total						16,210,931

Apparel/Textiles 0.77%

Perry Ellis International, Inc.	7.875%	4/1/2019			5,915	6,284,687
SIWF Merger Sub, Inc./Springs Industries, Inc.†	6.25%	6/1/2021			6,300	6,237,000
William Carter Co. (The)†	5.25%	8/15/2021			1,835	1,853,350
Wolverine World Wide, Inc.†	6.125%	10/15/2020			4,575	4,769,438
Total						19,144,475

Auto Parts & Equipment 1.81%

Accuride Corp.	9.50%	8/1/2018			4,970	5,143,950
American Axle & Manufacturing, Inc.	6.625%	10/15/2022			4,350	4,469,625
Chassix, Inc.†	9.25%	8/1/2018			3,700	3,875,750
Commercial Vehicle Group, Inc.	7.875%	4/15/2019			4,655	4,655,000
International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018			4,615	4,730,375
Schaeffler Holding Finance BV PIK (Netherlands)†(a)	6.875%	8/15/2018			10,250	10,711,250
Stanadyne Holdings, Inc.	12.00%	2/15/2015			3,200	1,968,000
Stoneridge, Inc.†	9.50%	10/15/2017			6,735	7,240,125
UCI International, Inc.	8.625%	2/15/2019			2,375	2,446,250
Total						45,240,325

Automakers 0.12%

General Motors Corp.(d)	—	—	(e)		8,500	850
Navistar International Corp.	8.25%	11/1/2021			2,925	2,921,344
Total						2,922,194

Banking 1.46%

Credit Suisse AG (Switzerland)†(a)	6.50%	8/8/2023			6,100	6,161,390
Lloyds TSB Bank plc(c)	2.725%#	—	(e)	EUR	3,750	4,621,645
Lloyds TSB Bank plc (United Kingdom)†(a)	12.00%	—	(e)		$1,250	1,690,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banking (continued)

Royal Bank of Scotland Group plc (The) (United Kingdom)(a)	6.125%	12/15/2022	$5,645	$5,453,211
Sovereign Bank	8.75%	5/30/2018	1,800	2,170,778
Synovus Financial Corp.	7.875%	2/15/2019	9,375	10,734,375
Washington Mutual Bank(f)	6.875%	6/15/2011	10,000	1,000
Western Alliance Bancorp	10.00%	9/1/2015	5,241	5,673,383
Total				36,506,407

Beverages 0.23%

Central American Bottling Corp.†	6.75%	2/9/2022	5,675	5,873,625

Brokerage 0.44%

Oppenheimer Holdings, Inc.	8.75%	4/15/2018	4,645	5,010,794
Penson Worldwide, Inc.†(f)	12.50%	5/15/2017	4,500	1,209,375
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	4,995	4,814,231
Total				11,034,400

Building & Construction 2.13%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	7,493	7,436,802
Beazer Homes USA, Inc.	6.625%	4/15/2018	1,066	1,128,628
Beazer Homes USA, Inc.	7.25%	2/1/2023	2,665	2,704,975
Empresas ICA SAB de CV (Mexico)†(a)	8.375%	7/24/2017	4,525	4,366,625
K. Hovnanian Enterprises, Inc.	5.00%	11/1/2021	5,475	4,872,750
K. Hovnanian Enterprises, Inc.†	9.125%	11/15/2020	4,325	4,671,000
Lennar Corp.	12.25%	6/1/2017	2,825	3,644,250
MDC Holdings, Inc.	6.00%	1/15/2043	3,625	3,174,956
Meritage Homes Corp.	4.50%	3/1/2018	5,750	5,706,875
Taylor Morrison Communities, Inc./Monarch Communities, Inc.†	5.25%	4/15/2021	5,880	5,571,300
Taylor Morrison Communities, Inc./Monarch Communities, Inc.†	7.75%	4/15/2020	4,818	5,287,755
William Lyon Homes, Inc.	8.50%	11/15/2020	4,525	4,819,125
Total				53,385,041

Building Materials 2.55%

American Builders & Contractors Supply Co., Inc.†	5.625%	4/15/2021	3,200	3,112,000
Associated Asphalt Partners LLC/Road Holdings III LLC/Associated Asphalt Finance†	8.50%	2/15/2018	5,785	5,813,925
Building Materials Corp. of America†	6.75%	5/1/2021	3,950	4,196,875
Cemex SAB de CV (Mexico)†(a)	6.50%	12/10/2019	6,400	6,224,000
Cimento Tupi SA (Brazil)†(a)	9.75%	5/11/2018	2,277	2,254,230

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials (continued)

Gibraltar Industries, Inc.	6.25%	2/1/2021	$5,127	$5,229,540
Hillman Group, Inc. (The)	10.875%	6/1/2018	6,485	7,052,437
Interline Brands, Inc. PIK	10.00%	11/15/2018	5,345	5,785,963
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	5,400	3,213,000
Nortek, Inc.	8.50%	4/15/2021	6,185	6,726,187
Ply Gem Industries, Inc.	9.375%	4/15/2017	2,460	2,601,450
Roofing Supply Group LLC/Roofing Supply Finance, Inc.†	10.00%	6/1/2020	6,600	7,293,000
RSI Home Products, Inc.†	6.875%	3/1/2018	4,100	4,274,250
Total				63,776,857

Chemicals 2.02%

Ferro Corp.	7.875%	8/15/2018	2,524	2,681,750
Hexion U.S. Finance Corp.†	6.625%	4/15/2020	6,585	6,535,613
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC	8.875%	2/1/2018	4,520	4,644,300
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC	9.00%	11/15/2020	6,475	6,442,625
Huntsman International LLC	8.625%	3/15/2020	3,940	4,373,400
PetroLogistics LP/PetroLogistics Finance Corp.†	6.25%	4/1/2020	3,700	3,598,250
Phibro Animal Health Corp.†	9.25%	7/1/2018	8,995	9,669,625
Taminco Global Chemical Corp.†(a)	9.75%	3/31/2020	8,085	9,115,837
TPC Group, Inc.†	8.75%	12/15/2020	3,475	3,561,875
Total				50,623,275

Consumer/Commercial/Lease Financing 3.19%

AerCap Aviation Solutions BV (Netherlands)(a)	6.375%	5/30/2017	950	1,011,750
Air Lease Corp.	5.625%	4/1/2017	8,295	8,937,862
CIT Group, Inc.	5.375%	5/15/2020	13,315	13,448,150
CIT Group, Inc.	6.00%	4/1/2036	325	312,040
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.375%	10/1/2017	8,460	8,819,550
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	8/1/2018	5,200	5,278,000
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	3,425	3,339,375
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	4,920	5,215,200
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	2,841	3,196,125
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc.†	7.25%	1/15/2018	5,870	6,031,425
Patriot Merger Corp.†	9.00%	7/15/2021	5,252	5,435,820
Provident Funding Associates LP/PFG Finance Corp.†	6.75%	6/15/2021	4,875	4,948,125
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	4,545	5,056,313
SLM Corp.	8.45%	6/15/2018	7,650	8,759,250
Total				79,788,985

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer Products 0.85%

Elizabeth Arden, Inc.	7.375%	3/15/2021	$9,754	$10,461,165
FGI Operating Co. LLC/FGI Finance, Inc.†	7.875%	5/1/2020	8,185	8,451,012
Prestige Brands, Inc.	8.125%	2/1/2020	2,205	2,436,525
Total				21,348,702

Department Stores 0.11%

Bon-Ton Department Stores, Inc. (The)†	8.00%	6/15/2021	2,800	2,723,000

Diversified Capital Goods 1.37%

Actuant Corp.	5.625%	6/15/2022	2,500	2,521,875
Anixter, Inc.	5.625%	5/1/2019	3,170	3,288,875
Constellation Enterprises LLC†	10.625%	2/1/2016	3,475	2,884,250
Dynacast International LLC/Dynacast Finance, Inc.	9.25%	7/15/2019	7,175	7,856,625
J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022	3,005	3,170,275
Renaissance Acquisition Corp.†	6.875%	8/15/2021	4,915	4,828,987
Silver II Borrower/Silver II US Holdings LLC (Luxembourg)†(a)	7.75%	12/15/2020	5,625	5,850,000
Unifrax I LLC/Unifrax Holding Co.†	7.50%	2/15/2019	3,737	3,765,028
Total				34,165,915

Electric: Generation 3.35%

Astoria Depositor Corp.†	8.144%	5/1/2021	3,655	3,618,450
Calpine Corp.†	7.50%	2/15/2021	5,392	5,742,480
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	2,066	1,198,512
DPL, Inc.	7.25%	10/15/2021	12,030	12,330,750
Dynegy, Inc.†	5.875%	6/1/2023	7,510	6,946,750
Elwood Energy LLC	8.159%	7/5/2026	6,465	6,772,279
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†	10.00%	12/1/2020	9,915	10,472,719
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†	12.25%	3/1/2022	6,780	7,576,650
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. PIK†	11.25%	12/1/2018	5,001	3,950,853
First Wind Capital LLC†	10.25%	6/1/2018	3,175	3,444,875
GenOn Energy, Inc.	9.875%	10/15/2020	9,625	10,755,937
Listrindo Capital BV (Netherlands)†(a)	6.95%	2/21/2019	750	757,500
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	4,300	4,472,000
Red Oak Power LLC	8.54%	11/30/2019	5,518	5,876,229
Total				83,915,984

Electric: Integrated 0.44%

Ameren Energy Generating Co.	7.00%	4/15/2018	6,087	5,006,558

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated (continued)

North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	$5,713	$6,112,910
Total				11,119,468

Electronics 0.74%
CPI International, Inc.	8.00%	2/15/2018	3,700	3,811,000
Eastman Kodak Co.†(f)	9.75%	3/1/2018	3,500	3,657,500
Freescale Semiconductor, Inc.	10.75%	8/1/2020	3,900	4,329,000
Magnachip Semiconductor Corp. (South Korea)†(a)	6.625%	7/15/2021	3,740	3,646,500
SunEdison, Inc.	7.75%	4/1/2019	3,150	3,110,625
Total				18,554,625

Energy: Exploration & Production 7.32%

Afren plc (United Kingdom)†(a)	10.25%	4/8/2019	3,450	3,933,000
Afren plc (United Kingdom)†(a)	11.50%	2/1/2016	4,400	5,049,000
Alliance Oil Co. Ltd. (Russia)†(a)	7.00%	5/4/2020	10,200	10,225,500
Antero Resources Finance Corp.	6.00%	12/1/2020	4,975	4,987,437
Athlon Holdings LP/Athlon Finance Corp.†	7.375%	4/15/2021	8,700	8,830,500
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp.†	7.75%	1/15/2021	8,115	7,567,237
Bonanza Creek Energy, Inc.	6.75%	4/15/2021	2,480	2,535,800
Chaparral Energy, Inc.	8.25%	9/1/2021	3,605	3,776,237
Concho Resources, Inc.	5.50%	4/1/2023	7,475	7,288,125
Concho Resources, Inc.	7.00%	1/15/2021	8,700	9,591,750
Continental Resources, Inc.	4.50%	4/15/2023	4,570	4,512,875
Continental Resources, Inc.	5.00%	9/15/2022	1,825	1,852,375
Continental Resources, Inc.	7.125%	4/1/2021	1,800	1,980,000
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	5,700	5,671,500
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	5,165	5,397,425
Forest Oil Corp.	7.25%	6/15/2019	2,825	2,817,938
Halcon Resources Corp.	8.875%	5/15/2021	2,125	2,140,938
Halcon Resources Corp.	9.75%	7/15/2020	2,775	2,879,063
Kodiak Oil & Gas Corp.†	5.50%	1/15/2021	9,090	9,044,550
Laredo Petroleum, Inc.	7.375%	5/1/2022	3,955	4,192,300
Legacy Reserves LP/Finance Corp.†	6.625%	12/1/2021	3,825	3,652,875
Legacy Reserves LP/Finance Corp.†	8.00%	12/1/2020	7,250	7,431,250
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	7,140	7,300,650
Oasis Petroleum, Inc.	6.50%	11/1/2021	6,000	6,330,000
Oasis Petroleum, Inc.	7.25%	2/1/2019	5,825	6,203,625
Pacific Rubiales Energy Corp. (Canada)†(a)	5.125%	3/28/2023	7,900	7,031,000
PDC Energy, Inc.	7.75%	10/15/2022	5,215	5,501,825
QEP Resources, Inc.	6.80%	3/1/2020	2,000	2,200,000
QEP Resources, Inc.	6.875%	3/1/2021	790	861,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

Range Resources Corp.	5.00%	3/15/2023	$930	$913,725
Range Resources Corp.	6.75%	8/1/2020	4,639	5,021,717
Seven Generations Energy Ltd. (Canada)†(a)	8.25%	5/15/2020	10,795	11,118,850
SM Energy Co.†	5.00%	1/15/2024	1,615	1,505,988
SM Energy Co.	6.50%	11/15/2021	5,975	6,303,625
Stone Energy Corp.	7.50%	11/15/2022	7,350	7,625,625
Total				183,275,405

Environmental 0.20%

Clean Harbors, Inc.	5.25%	8/1/2020	5,025	4,987,313

Food & Drug Retailers 1.00%

American Stores Co.	7.90%	5/1/2017	3,725	4,190,625
American Stores Co.	8.00%	6/1/2026	2,925	3,820,781
Rite Aid Corp.†	6.75%	6/15/2021	3,185	3,240,738
Rite Aid Corp.	7.70%	2/15/2027	7,100	7,259,750
Tops Holding Corp./Tops Markets LLC†	8.875%	12/15/2017	1,900	2,109,000
Tops Holding II Corp. PIK†	8.75%	6/15/2018	4,375	4,413,281
Total				25,034,175

Food: Wholesale 2.08%

B&G Foods, Inc.	4.625%	6/1/2021	3,900	3,631,875
Camposol SA (Peru)†(a)	9.875%	2/2/2017	4,250	4,377,500
CFG Investment SAC (Peru)†(a)	9.75%	7/30/2019	6,750	6,210,000
Comfeed Finance BV (Netherlands)†(a)	6.00%	5/2/2018	2,575	2,375,438
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%	2/1/2020	6,215	6,743,275
Hawk Acquisition Sub, Inc.†	4.25%	10/15/2020	2,300	2,179,250
Land O’Lakes Capital Trust I†	7.45%	3/15/2028	3,446	3,402,925
MHP SA (Ukraine)†(a)	8.25%	4/2/2020	3,175	2,817,812
Michael Foods Holding, Inc. PIK†	8.50%	7/15/2018	3,725	3,855,375
Minerva Luxembourg SA (Luxembourg)†(a)	7.75%	1/31/2023	3,325	3,233,562
Post Holdings, Inc.†	7.375%	2/15/2022	875	927,500
Post Holdings, Inc.	7.375%	2/15/2022	2,955	3,132,300
Sun Merger Sub, Inc.†	5.25%	8/1/2018	3,775	3,798,594
Sun Merger Sub, Inc.†	5.875%	8/1/2021	1,385	1,385,000
Viskase Cos., Inc.†	9.875%	1/15/2018	2,900	3,088,500
Wells Enterprises, Inc.†	6.75%	2/1/2020	845	870,350
Total				52,029,256

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Forestry/Paper 1.75%

Ainsworth Lumber Co. Ltd. (Canada)†(a)	7.50%	12/15/2017	$4,433	$4,698,980
Appvion, Inc.	11.25%	12/15/2015	2,950	3,363,000
Boise Cascade Co.†	6.375%	11/1/2020	2,100	2,184,000
Boise Cascade Co.	6.375%	11/1/2020	3,900	4,056,000
Cascades, Inc. (Canada)(a)	7.875%	1/15/2020	4,505	4,764,037
Louisiana-Pacific Corp.	7.50%	6/1/2020	3,025	3,274,563
Millar Western Forest Products Ltd. (Canada)(a)	8.50%	4/1/2021	4,660	4,683,300
Neenah Paper, Inc.†	5.25%	5/15/2021	4,625	4,416,875
PH Glatfelter Co.	5.375%	10/15/2020	2,500	2,500,000
Potlatch Corp.	7.50%	11/1/2019	750	843,750
Tembec Industries, Inc. (Canada)(a)	11.25%	12/15/2018	8,314	9,062,260
Total				43,846,765

Gaming 3.27%

CCM Merger, Inc.†	9.125%	5/1/2019	3,175	3,333,750
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	5,620	5,662,150
Eldorado Resorts LLC/Eldorado Capital Corp.†	8.625%	6/15/2019	1,805	1,805,000
Graton Economic Development Authority†	9.625%	9/1/2019	8,160	9,057,600
MCE Finance Ltd. (Macao)†(a)	5.00%	2/15/2021	8,615	7,925,800
Mohegan Tribal Gaming Authority†	9.75%	9/1/2021	3,975	4,064,437
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	1,055	1,041,813
Mohegan Tribal Gaming Authority†	11.50%	11/1/2017	6,360	7,155,000
PNK Finance Corp.†	6.375%	8/1/2021	4,150	4,160,375
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	5,287	5,709,960
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	9,665	10,800,637
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	9,000	9,000,000
Station Casinos LLC	7.50%	3/1/2021	3,400	3,519,000
Studio City Finance Ltd.†	8.50%	12/1/2020	3,353	3,587,710
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	3,750	3,581,250
Wynn Las Vegas LLC/Capital Corp.†	4.25%	5/30/2023	1,650	1,478,813
Total				81,883,295

Gas Distribution 2.81%

Genesis Energy LP/Genesis Energy Finance Corp.	5.75%	2/15/2021	3,840	3,801,600
Genesis Energy LP/Genesis Energy Finance Corp.	7.875%	12/15/2018	3,935	4,200,612
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%	10/1/2020	4,885	5,092,612
Holly Energy Partners LP/Holly Energy Finance Corp.	6.50%	3/1/2020	4,560	4,719,600
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	5,000	5,221,955

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)

Inergy Midstream LP/NRGM Finance Corp.†	6.00%	12/15/2020	$4,675	$4,639,937
LBC Tank Terminals Holding Netherlands BV (Belgium)†(a)	6.875%	5/15/2023	3,655	3,691,550
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.25%	6/15/2022	5,707	5,992,350
Martin Midstream Partners LP/Martin Midstream Finance Corp.	7.25%	2/15/2021	2,575	2,575,000
Regency Energy Partners LP/Regency Energy Finance Corp.†	4.50%	11/1/2023	2,525	2,266,188
Regency Energy Partners LP/Regency Energy Finance Corp.	5.50%	4/15/2023	4,100	3,977,000
Sabine Pass Liquefaction LLC†	5.625%	2/1/2021	11,008	10,567,680
Sabine Pass Liquefaction LLC†	5.625%	4/15/2023	2,925	2,727,563
SemGroup LP†	7.50%	6/15/2021	5,000	5,112,500
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.†	7.50%	7/1/2021	2,250	2,295,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	6.125%	10/15/2021	3,425	3,433,563
Total				70,314,710

Health Facilities 2.26%

Acadia Healthcare Co., Inc.†	6.125%	3/15/2021	7,550	7,550,000
Amsurg Corp.	5.625%	11/30/2020	4,425	4,491,375
Community Health Systems, Inc.	8.00%	11/15/2019	7,695	8,118,225
HCA, Inc.	6.50%	2/15/2020	7,950	8,556,187
HCA, Inc.	7.50%	12/15/2023	1,530	1,583,550
HCA, Inc.	8.36%	4/15/2024	4,081	4,417,683
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	2,135	2,247,088
MPT Operating Partnership LP/MPT Finance Corp.	6.375%	2/15/2022	5,675	5,802,687
National Mentor Holdings, Inc.†	12.50%	2/15/2018	3,300	3,547,500
Sabra Health Care LP/Sabra Capital Corp.	5.375%	6/1/2023	4,625	4,411,094
VWR Funding, Inc.	7.25%	9/15/2017	5,500	5,747,500
Total				56,472,889

Health Services 0.40%

ExamWorks Group, Inc.	9.00%	7/15/2019	4,650	5,033,625
Service Corp. International†	5.375%	1/15/2022	1,810	1,762,488
Truven Health Analytics, Inc.	10.625%	6/1/2020	2,950	3,149,125
Total				9,945,238

Hotels 0.19%

Grupo Posadas SAB de CV (Mexico)†(a)	7.875%	11/30/2017	2,475	2,549,250
Playa Resorts Holding BV (Netherlands)†(a)	8.00%	8/15/2020	2,050	2,101,250
Total				4,650,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Household & Leisure Products 0.77%

Arcelik AS (Turkey)†(a)	5.00%	4/3/2023	$2,200	$1,809,500
BC Mountain LLC/BC Mountain Finance, Inc.†	7.00%	2/1/2021	7,445	7,668,350
Brunswick Corp.†	4.625%	5/15/2021	4,050	3,796,875
Serta Simmons Holdings LLC†	8.125%	10/1/2020	3,020	3,193,650
Tempur Sealy International, Inc.	6.875%	12/15/2020	2,775	2,910,281
Total				19,378,656

Insurance Brokerage 0.27%

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC†	7.875%	12/15/2020	6,562	6,742,455

Investments & Miscellaneous Financial Services 0.18%

Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%	3/15/2020	1,450	1,511,625
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	3,025	3,115,750
Total				4,627,375

Leisure 1.40%

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.†	5.25%	3/15/2021	8,050	7,717,937
NCL Corp. Ltd.†	5.00%	2/15/2018	2,300	2,282,750
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	7,660	7,947,250
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	5,150	5,040,562
Seven Seas Cruises S. de R.L. LLC	9.125%	5/15/2019	7,155	7,798,950
Viking Cruises Ltd.†	8.50%	10/15/2022	3,875	4,252,813
Total				35,040,262

Life Insurance 0.56%

American Equity Investment Life Holding Co.	6.625%	7/15/2021	6,800	7,055,000
CNO Financial Group, Inc.†	6.375%	10/1/2020	6,670	7,003,500
Total				14,058,500

Machinery 0.91%

AGCO Corp.	5.875%	12/1/2021	175	184,695
Cleaver-Brooks, Inc.†	8.75%	12/15/2019	4,255	4,526,256
Columbus McKinnon Corp.	7.875%	2/1/2019	7,210	7,606,550
Mcron Finance Sub LLC/Mcron Finance Corp.†	8.375%	5/15/2019	4,595	4,962,600
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	5,350	5,457,000
Total				22,737,101

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Media: Broadcast 1.90%

AMC Networks, Inc.	7.75%	7/15/2021		$16,757	$18,600,270
Belo Corp.	7.25%	9/15/2027		6,900	6,969,000
Clear Channel Communications, Inc.	5.50%	12/15/2016		1,800	1,341,000
Clear Channel Communications, Inc.	6.875%	6/15/2018		2,730	1,951,950
Clear Channel Communications, Inc.	9.00%	12/15/2019		3,400	3,289,500
Clear Channel Communications, Inc.	10.75%	8/1/2016		4,800	4,188,000
Clear Channel Communications, Inc.	11.25%	3/1/2021		7,825	8,059,750
Univision Communications, Inc.†	8.50%	5/15/2021		2,907	3,161,362
Total					47,560,832

Media: Cable 4.22%

Altice Finco SA (Luxembourg)†(a)	9.875%	12/15/2020		2,625	2,835,000
Cablevision Systems Corp.	5.875%	9/15/2022		4,985	4,785,600
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.25%	3/15/2021		8,525	8,162,687
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	9/1/2023		5,125	4,804,688
Cogeco Cable, Inc. (Canada)†(a)	4.875%	5/1/2020		5,600	5,397,000
DISH DBS Corp.	4.25%	4/1/2018		8,140	8,058,600
DISH DBS Corp.	5.875%	7/15/2022		10,960	10,795,600
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020		8,330	9,079,700
Midcontinent Communications & Midcontinent Finance Corp.†	6.25%	8/1/2021		8,165	8,226,237
Nara Cable Funding Ltd. (Ireland)†(a)	8.875%	12/1/2018		2,055	2,142,338
Ono Finance II plc (Ireland)†(a)	10.875%	7/15/2019		8,600	8,965,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH†(c)	5.50%	9/15/2022	EUR	5,105	6,591,437
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(a)	5.50%	1/15/2023		$4,025	3,682,875
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(a)	7.50%	3/15/2019		2,000	2,170,000
UPCB Finance III Ltd.†	6.625%	7/1/2020		2,325	2,441,250
UPCB Finance V Ltd.†	7.25%	11/15/2021		6,125	6,645,625
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020		10,245	10,706,025
Total					105,490,162

Media: Diversified 0.71%

Block Communications, Inc.†	7.25%	2/1/2020		4,145	4,362,613
DreamWorks Animation SKG, Inc.†	6.875%	8/15/2020		2,600	2,684,500
Netflix, Inc.†	5.375%	2/1/2021		10,700	10,807,000
Total					17,854,113

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Services 1.10%

Affinion Group, Inc.	7.875%	12/15/2018	$3,029	$2,377,765
Affinion Group, Inc.	11.50%	10/15/2015	2,850	2,472,375
Clear Channel Worldwide Holdings, Inc. Series B	7.625%	3/15/2020	7,615	7,672,112
MDC Partners, Inc.†	6.75%	4/1/2020	3,600	3,663,000
Southern Graphics, Inc.†	8.375%	10/15/2020	5,655	5,867,063
WMG Acquisition Corp.	11.50%	10/1/2018	4,690	5,428,675
Total				27,480,990

Medical Products 0.54%

Fresenius Medical Care US Finance, Inc.†	5.75%	2/15/2021	6,026	6,176,650
Kinetic Concepts, Inc./KCI USA, Inc.	10.50%	11/1/2018	6,583	7,290,673
Total				13,467,323

Metals/Mining (Excluding Steel) 1.40%

Aleris International, Inc.	7.875%	11/1/2020	4,275	4,446,000
American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018	4,765	4,633,962
Calcipar SA (Luxembourg)†(a)	6.875%	5/1/2018	3,875	4,015,469
Coeur Mining, Inc.†	7.875%	2/1/2021	4,320	4,320,000
FQM Akubra, Inc. (Canada)†(a)	7.50%	6/1/2021	4,269	4,311,690
KGHM International Ltd. (Canada)†(a)	7.75%	6/15/2019	3,565	3,663,038
Mirabela Nickel Ltd. (Australia)†(a)	8.75%	4/15/2018	4,100	2,890,500
Murray Energy Corp.†	8.625%	6/15/2021	2,790	2,790,000
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.†	7.375%	2/1/2020	3,900	4,056,000
Total				35,126,659

Oil Field Equipment & Services 1.58%

Atwood Oceanics, Inc.	6.50%	2/1/2020	4,420	4,751,500
Bristow Group, Inc.	6.25%	10/15/2022	2,600	2,674,750
Dresser-Rand Group, Inc.	6.50%	5/1/2021	4,445	4,745,037
Gulfmark Offshore, Inc.	6.375%	3/15/2022	8,400	8,547,000
Hercules Offshore, Inc.†	8.75%	7/15/2021	3,475	3,709,563
Offshore Group Investment Ltd.	7.125%	4/1/2023	3,250	3,144,375
Offshore Group Investment Ltd.	7.50%	11/1/2019	1,410	1,473,450
Oil States International, Inc.	6.50%	6/1/2019	4,300	4,558,000
Pacific Drilling V Ltd. (Luxembourg)†(a)	7.25%	12/1/2017	5,500	5,871,250
Total				39,474,925

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil Refining & Marketing 0.42%

CVR Refining LLC/Coffeyville Finance, Inc.†	6.50%	11/1/2022	$4,515	$4,356,975
Northern Tier Energy LLC/Northern Tier Finance Corp.†	7.125%	11/15/2020	5,475	5,447,625
Western Refining, Inc.	6.25%	4/1/2021	675	664,875
Total				10,469,475

Packaging 1.03%

AEP Industries, Inc.	8.25%	4/15/2019	3,350	3,601,250
ARD Finance SA PIK (Luxembourg)†(a)	11.125%	6/1/2018	2,980	3,120,620
BOE Intermediate Holding Corp. PIK†	9.00%	11/1/2017	3,600	3,690,000
BOE Merger Corp. PIK†	9.50%	11/1/2017	3,725	3,967,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	5,290	5,270,163
Tekni-Plex, Inc.†	9.75%	6/1/2019	5,469	6,152,625
Total				25,801,783

Pharmaceuticals 0.25%

Par Pharmaceutical Cos., Inc.†	7.375%	10/15/2020	6,040	6,281,600

Printing & Publishing 0.35%

RR Donnelley & Sons Co.	7.00%	2/15/2022	2,575	2,594,313
RR Donnelley & Sons Co.	7.875%	3/15/2021	5,760	6,206,400
Total				8,800,713

Railroads 0.11%

Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	2,650	2,630,125

Real Estate Development & Management 0.22%

Brookfield Residential Properties, Inc. (Canada)†(a)	6.50%	12/15/2020	5,425	5,574,188

Restaurants 0.60%

Checkers Drive-In Restaurants, Inc.†	11.00%	12/1/2017	5,660	6,084,500
Dave & Buster’s Entertainment, Inc.†	Zero Coupon	2/15/2016	2,535	2,021,663
Ruby Tuesday, Inc.	7.625%	5/15/2020	3,510	3,527,550
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	3,525	3,408,234
Total				15,041,947

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services 4.53%

Alliance Data Systems Corp.†	6.375%	4/1/2020	$19,410	$20,429,025
BMC Software Finance, Inc.†	8.125%	7/15/2021	11,450	11,650,375
Ceridian Corp.†	11.00%	3/15/2021	2,810	3,259,600
First Data Corp.†	8.25%	1/15/2021	1,625	1,669,687
First Data Corp.†	11.25%	1/15/2021	4,225	4,351,750
First Data Corp.†	11.75%	8/15/2021	9,075	8,530,500
First Data Corp.	12.625%	1/15/2021	21,180	23,006,775
Healthcare Technology Intermediate, Inc. PIK†	7.375%	9/1/2018	3,700	3,774,000
Infor US, Inc.	9.375%	4/1/2019	4,100	4,581,750
Interface Security Systems Holdings, Inc./Interface Security Systems LLC†	9.25%	1/15/2018	5,450	5,654,375
NeuStar, Inc.	4.50%	1/15/2023	6,510	5,989,200
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	5,800	6,322,000
SunGard Data Systems, Inc.	6.625%	11/1/2019	6,465	6,594,300
Syniverse Holdings, Inc.	9.125%	1/15/2019	4,515	4,876,200
VeriSign, Inc.†	4.625%	5/1/2023	2,850	2,679,000
Total				113,368,537

Specialty Retail 3.08%

Academy Ltd./Academy Finance Corp.†	9.25%	8/1/2019	4,440	4,961,700
Brown Shoe Co., Inc.	7.125%	5/15/2019	5,050	5,302,500
CDR DB Sub, Inc.†	7.75%	10/15/2020	9,600	9,720,000
Claire’s Stores, Inc.†	7.75%	6/1/2020	4,545	4,545,000
Claire’s Stores, Inc.†	9.00%	3/15/2019	4,780	5,347,625
CST Brands, Inc.†	5.00%	5/1/2023	3,510	3,352,050
Gymboree Corp.	9.125%	12/1/2018	1,875	1,781,250
Hot Topic, Inc.†	9.25%	6/15/2021	5,850	5,967,000
Limited Brands, Inc.	5.625%	2/15/2022	4,060	4,110,750
LKQ Corp.†	4.75%	5/15/2023	4,810	4,437,225
Maestro Peru SA (Peru)†(a)	6.75%	9/26/2019	4,850	4,619,625
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. PIK†	7.50%	8/1/2018	6,725	6,758,625
New Academy Finance Co. LLC/New Academy Finance Corp. PIK†	8.00%	6/15/2018	1,875	1,935,937
Party City Holdings, Inc.†	8.875%	8/1/2020	3,275	3,524,719
PC Nextco Holdings LLC/PC Nextco Finance, Inc. PIK†	8.75%	8/15/2019	5,635	5,599,781
QVC, Inc.	5.95%	3/15/2043	1,425	1,274,878
Southern States Cooperative, Inc.†	10.00%	8/15/2021	3,900	3,778,125
Total				77,016,790

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Steel Producers/Products 0.48%

ArcelorMittal (Luxembourg)(a)	10.35%	6/1/2019	$6,725	$8,002,750
Severstal Columbus LLC	10.25%	2/15/2018	3,845	4,094,925
Total				12,097,675

Support: Services 3.50%

ADT Corp. (The)	3.50%	7/15/2022	725	607,371
ADT Corp. (The)	4.125%	6/15/2023	4,035	3,504,438
Ahern Rentals, Inc.†	9.50%	6/15/2018	3,450	3,553,500
American Residential Services LLC†	12.00%	4/15/2015	3,670	3,734,225
Bankrate, Inc.†	6.125%	8/15/2018	2,975	2,956,406
Brickman Group Holdings, Inc.†	9.125%	11/1/2018	3,525	3,793,781
Compiler Finance Sub, Inc.†	7.00%	5/1/2021	9,084	8,766,060
Corrections Corp. of America	4.625%	5/1/2023	721	674,135
Emdeon, Inc.	11.00%	12/31/2019	4,895	5,592,537
H&E Equipment Services, Inc.	7.00%	9/1/2022	4,285	4,574,238
Hertz Corp. (The)	5.875%	10/15/2020	2,825	2,913,281
Hertz Corp. (The)	7.375%	1/15/2021	2,700	2,929,500
Igloo Holdings Corp. PIK†	8.25%	12/15/2017	1,175	1,205,903
KeHE Distributors LLC/KeHE Finance Corp.†	7.625%	8/15/2021	4,050	4,123,406
Maxim Crane Works LP/Maxim Finance Corp.†	12.25%	4/15/2015	4,105	4,299,988
Monitronics International, Inc.†	9.125%	4/1/2020	1,200	1,248,000
Monitronics International, Inc.	9.125%	4/1/2020	5,820	6,052,800
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	4,325	4,476,375
NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017	7,170	8,030,400
Sotheby’s†	5.25%	10/1/2022	4,850	4,607,500
United Rentals North America, Inc.	7.375%	5/15/2020	7,215	7,810,237
United Rentals North America, Inc.	8.375%	9/15/2020	1,880	2,068,000
Total				87,522,081

Telecommunications Equipment 0.20%

Nortel Networks Ltd. (Canada)(a)(f)	10.75%	7/15/2016	4,250	4,876,875

Telecommunications: Fixed Line 0.07%

EarthLink, Inc.†	7.375%	6/1/2020	1,800	1,768,500

Telecommunications: Integrated/Services 3.01%

CenturyLink, Inc.	5.625%	4/1/2020	7,675	7,559,875
Consolidated Communications Finance Co.	10.875%	6/1/2020	4,615	5,330,325
DigitalGlobe, Inc.†	5.25%	2/1/2021	7,795	7,346,787

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Integrated/Services (continued)

Dycom Investments, Inc.	7.125%	1/15/2021	$5,485	$5,800,388
Equinix, Inc.	4.875%	4/1/2020	5,440	5,263,200
Equinix, Inc.	7.00%	7/15/2021	3,000	3,228,750
Hughes Satellite Systems Corp.	6.50%	6/15/2019	3,925	4,150,688
Intelsat Jackson Holdings SA (Luxembourg)†(a)	6.625%	12/15/2022	1,500	1,503,750
Intelsat Luxembourg SA (Luxembourg)†(a)	7.75%	6/1/2021	16,975	17,547,906
Sable International Finance Ltd.†	8.75%	2/1/2020	4,600	5,083,000
Softbank Corp. (Japan)†(a)	4.50%	4/15/2020	5,500	5,201,295
tw telecom holdings, Inc.†	5.375%	10/1/2022	5,525	5,276,375
tw telecom holdings, Inc.	5.375%	10/1/2022	1,997	1,907,135
Total				75,199,474

Telecommunications: Wireless 3.30%

Clearwire Communications LLC/Clearwire Finance, Inc.†	14.75%	12/1/2016	4,030	5,521,100
Digicel Group Ltd. (Jamaica)†(a)	10.50%	4/15/2018	4,790	5,185,175
MetroPCS Wireless, Inc.	6.625%	11/15/2020	5,450	5,674,813
Millicom International Cellular SA (Luxembourg)†(a)	4.75%	5/22/2020	1,125	1,067,344
SBA Telecommunications, Inc.	5.75%	7/15/2020	5,955	6,014,550
Sprint Communications, Inc.	7.00%	8/15/2020	19,845	20,589,187
Sprint Communications, Inc.†	9.00%	11/15/2018	9,525	11,144,250
Telefonica Celular del Paraguay SA (Paraguay)†(a)	6.75%	12/13/2022	1,150	1,147,125
Telemovil Finance Co., Ltd. (El Salvador)†(a)	8.00%	10/1/2017	3,996	4,215,780
ViaSat, Inc.	6.875%	6/15/2020	4,768	5,018,320
Wind Acquisition Finance SA (Italy)†(a)	6.50%	4/30/2020	5,700	5,728,500
Wind Acquisition Finance SA (Italy)†(a)	7.25%	2/15/2018	1,500	1,530,000
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	2,940	3,087,000
Wind Acquisition Holdings Finance SA PIK (Italy)†(a)	12.25%	7/15/2017	6,498	6,676,184
Total				82,599,328

Theaters & Entertainment 0.13%

Production Resource Group LLC	8.875%	5/1/2019	4,095	3,153,150

Transportation (Excluding Air/Rail) 0.85%

DH Services Luxembourg Sarl (Luxembourg)†(a)	7.75%	12/15/2020	5,800	6,017,500
Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875%	1/15/2017	2,425	2,594,750
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(a)	5.875%	8/12/2020	5,930	5,670,562
Ultrapetrol Bahamas Ltd.†	8.875%	6/15/2021	6,500	6,971,250
Total				21,254,062
Total High Yield Corporate Bonds (cost $2,040,310,515)				2,053,167,173

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.04%

Merrill Lynch Mortgage Trust 2006-C1 F† (cost $1,063,125)	5.872%#	5/12/2039	$10,500	$1,022,018

	Dividend Rate		Shares (000)
PREFERRED STOCKS 1.07%

Banking

LBG Capital No.1 plc (United Kingdom)†(a)	8.00%		19,115	20,042,078
Texas Capital Bancshares, Inc.	6.50%		295	6,681,750
Total Preferred Stocks (cost $25,224,934)				26,723,828
Total Long-Term Investments (cost $2,429,088,787)				2,449,415,029

	Interest Rate		Principal Amount (000)
SHORT-TERM INVESTMENTS 1.39%

CONVERTIBLE BOND 0.09%

Health Services

LifePoint Hospitals, Inc. (cost $2,421,519)	3.50%	5/15/2014	$2,200	$2,336,125

FLOATING RATE LOAN(b) 0.44%

Media: Diversified

Activision Blizzard, Inc. Secured Bridge Loan (cost $11,000,000)	—	7/25/2014	11,000	11,000,000

HIGH YIELD CORPORATE BOND 0.05%

Gaming

Snoqualmie Entertainment Authority† (cost $1,186,500)	4.147%#	2/1/2014	1,200	1,179,000

REPURCHASE AGREEMENT 0.81%

Repurchase Agreement dated 8/30/2013, Zero Coupon due 9/3/2013 with Fixed Income Clearing Corp. collateralized by $21,115,000 of U.S. Treasury Note at 0.625% due 5/31/2017; value: $20,753,553; proceeds: $20,343,152 (cost $20,343,152)			20,343	20,343,152

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Total Short-Term Investments (cost $34,951,171)				$34,858,277

Total Investments in Securities 99.28% (cost $2,464,039,958)				2,484,273,306

Cash, Foreign Cash and Other Assets in Excess of Liabilities (g) 0.72%				17,909,291

Net Assets 100.00%				$2,502,182,597

BRL	Brazilian real.
CAD	Canadian dollar.
CHF	Swiss franc.
EUR	euro
GBP	British pound.
MXN	Mexican peso
PIK	Payment-in-kind.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2013.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2013.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Stub Rights issued in connection with a plan of reorganization.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Defaulted security.
(g)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts, as follows:

Open Futures Contracts at August 31, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2013	700	Short	$(86,996,875)	$(269,144)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2013

Open Forward Foreign Currency Exchange Contracts at August 31, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Brazilian real	Sell	J.P. Morgan	9/27/2013	1,065,000	$467,208	$443,952	$23,256
Brazilian real	Sell	UBS AG	9/27/2013	16,769,000	7,418,270	6,990,268	428,002
euro	Sell	J.P. Morgan	10/17/2013	5,385,000	7,146,223	7,118,146	28,077
euro	Sell	Goldman Sachs	11/13/2013	25,480,000	34,036,668	33,684,253	352,415
Mexican peso	Sell	Deutsche Bank AG	9/3/2013	217,480,000	16,901,792	16,277,225	624,567
Mexican peso	Sell	J.P. Morgan	10/18/2013	19,300,000	1,514,408	1,438,801	75,607
Mexican peso	Sell	J.P. Morgan	12/3/2013	188,000,000	13,972,501	13,960,204	12,297
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,544,221

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Brazilian real	Buy	Barclays Bank plc	9/27/2013	2,758,000	$1,155,232	$1,149,690	$(5,542)
euro	Buy	Barclays Bank plc	10/17/2013	611,000	820,371	807,649	(12,722)
euro	Buy	Goldman Sachs	10/17/2013	520,000	693,995	687,360	(6,635)
euro	Buy	Goldman Sachs	10/17/2013	705,000	940,897	931,902	(8,995)
Mexican peso	Buy	J.P. Morgan	9/3/2013	7,727,000	581,480	578,325	(3,155)
British pound	Sell	UBS AG	10/17/2013	3,625,000	5,467,787	5,615,797	(148,010)
British pound	Sell	J.P. Morgan	10/24/2013	484,000	748,441	749,765	(1,324)
euro	Sell	Barclays Bank plc	10/17/2013	8,925,000	11,653,346	11,797,485	(144,139)
euro	Sell	Barclays Bank plc	10/17/2013	2,625,000	3,463,976	3,469,848	(5,872)
euro	Sell	J.P. Morgan	10/17/2013	8,200,000	10,716,941	10,839,146	(122,205)
euro	Sell	J.P. Morgan	10/17/2013	666,000	880,228	880,350	(122)
euro	Sell	Morgan Stanley	10/17/2013	1,015,000	1,334,473	1,341,675	(7,202)
euro	Sell	Morgan Stanley	10/17/2013	1,320,000	1,735,473	1,744,838	(9,365)
euro	Sell	Morgan Stanley	10/17/2013	1,075,000	1,413,358	1,420,986	(7,628)
euro	Sell	Morgan Stanley	10/17/2013	1,030,000	1,354,195	1,361,502	(7,307)
euro	Sell	Morgan Stanley	10/17/2013	1,110,000	1,462,007	1,467,250	(5,243)
euro	Sell	Morgan Stanley	10/17/2013	1,215,000	1,588,704	1,606,044	(17,340)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(512,806)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2013

The following is a summary of the inputs used as of August 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2		Level 3	Total
Common Stocks	$54,664,145	$—		$—	$54,664,145
Convertible Bonds	—	27,552,688		—	27,552,688
Convertible Preferred Stocks
Aerospace/Defense	2,360,180	—		—	2,360,180
Railroads	—	2,435,000	(3)	—	2,435,000
Floating Rate Loans(4)
Aerospace/Defense	—	5,081,344		—	5,081,344
Building Materials	—	—		7,905,592	7,905,592
Diversified Capital Goods	—	—		4,715,000	4,715,000
Electric: Generation	—	13,725,037		24,069,749	37,794,786
Electronics	—	6,336,000		—	6,336,000
Food: Wholesale	—	7,418,550		5,114,435	12,532,985
Gaming	—	4,811,324		9,718,000	14,529,324
Health Facilities	—	5,073,750		—	5,073,750
Health Services	—	6,307,594		7,531,031	13,838,625
Leisure	—	—		4,985,750	4,985,750
Machinery	—	7,825,051		—	7,825,051
Media: Broadcast	—	4,069,140		—	4,069,140
Media: Diversified	—	27,500,000		—	27,500,000
Media: Services	—	3,370,938		—	3,370,938
Multi-Line Insurance	—	—		2,455,568	2,455,568
Software/Services	—	7,789,624		3,726,000	11,515,624
Support: Services	—	10,011,625		5,810,875	15,822,500
Telecommunications: Integrated/Services	—	7,422,768		—	7,422,768
Foreign Bonds	—	95,236,377		—	95,236,377
Foreign Government Obligations	—	6,815,000		—	6,815,000
High Yield Corporate Bonds	—	2,014,917,572		—	2,014,917,572
Automakers	—	2,921,344		850	2,922,194
Banking	—	36,505,407		1,000	36,506,407
Non-Agency Commercial Mortgage-Backed Securities	—	1,022,018		—	1,022,018
Preferred Stocks	—	—		—	—
Banking	6,681,750	20,042,078		—	26,723,828
Repurchase Agreement	—	20,343,152		—	20,343,152
Total	$63,706,075	$2,344,533,381		$76,033,850	$2,484,273,306

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$1,544,221		$—	$1,544,221
Liabilities	—	(512,806)		—	(512,806)
Futures Contracts
Assets	—	—		—	—
Liabilities	(269,144)	—		—	(269,144)
Unfunded Commitments
Assets	—	—		11,369	11,369
Liabilities	—	—		—	—
Total	$(269,144)	$1,031,415		$11,369	$773,640

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2013

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	As of August 31, 2013, Genesee & Wyoming, Inc., was categorized as Level 2 due to limited market activity resulting in observable input pricing. $2,422,420 was transferred from Level 1 to level 2 during the period ended August 31, 2013.
(4)	Floating Rate Loans Categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans	High Yield Corporate Bonds	Unfunded Commitments
Balance as of December 1, 2012	$38,884,594	$20,380	$—
Accrued discounts/premiums	268,390	—	—
Realized gain (loss)	1,024,052	—	—
Change in unrealized appreciation/depreciation	723,014	(18,530)	16,923
Purchases	71,676,023	—	—
Sales	(39,587,602)	—	—
Net transfers in or out of Level 3	3,043,529	—	(5,554)
Balance as of August 31, 2013	$76,032,000	$1,850	$11,369

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 102.20%

ASSET-BACKED SECURITIES 7.26%

Automobiles 4.63%

Ally Auto Receivables Trust 2011-1 A3	1.38%	1/15/2015	$977	$977,571
Ally Auto Receivables Trust 2012-1 A3	0.93%	2/16/2016	2,331	2,338,538
Ally Auto Receivables Trust 2012-2 A2	0.56%	10/15/2014	393	393,039
Ally Auto Receivables Trust 2012-SN1 A2	0.51%	12/22/2014	5,333	5,332,930
Ally Auto Receivables Trust 2013-SN1 A2	0.52%	5/20/2015	3,470	3,464,884
AmeriCredit Automobile Receivables Trust 2011-5 A2	1.19%	8/8/2015	182	181,939
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%	10/8/2015	2,314	2,315,484
AmeriCredit Automobile Receivables Trust 2012-2 A2	0.76%	10/8/2015	4,707	4,709,295
AmeriCredit Automobile Receivables Trust 2012-3 A2	0.71%	12/8/2015	2,157	2,158,008
AmeriCredit Automobile Receivables Trust 2012-4 A2	0.49%	4/8/2016	5,783	5,781,330
AmeriCredit Automobile Receivables Trust 2013-1 A2	0.49%	6/8/2016	4,180	4,177,438
Capital Auto Receivables Asset Trust 2013-1 A1	0.47%	3/20/2015	6,250	6,244,338
CarMax Auto Owner Trust 2011-1 A3	1.29%	9/15/2015	1,224	1,226,653
CarMax Auto Owner Trust 2011-3 A3	1.07%	6/15/2016	6,628	6,650,805
CarMax Auto Owner Trust 2012-1 A2	0.59%	3/16/2015	355	355,494
Ford Credit Auto Lease Trust 2012-A A2	0.63%	4/15/2014	324	323,911
Ford Credit Auto Lease Trust 2012-A A3	0.85%	1/15/2015	2,210	2,213,274
Huntington Auto Trust 2012-1 A2	0.54%	11/17/2014	370	369,779
Hyundai Auto Lease Securitization Trust 2011-A A3†	1.02%	8/15/2014	841	841,372
Hyundai Auto Receivables Trust 2010-B A3	0.97%	4/15/2015	516	516,629
Nissan Auto Lease Trust 2011-B A3	0.92%	2/16/2015	2,484	2,487,226
Nissan Auto Lease Trust 2012-B A3	0.58%	11/16/2015	2,445	2,441,672
Nissan Auto Lease Trust 2013-A A3	0.61%	4/15/2016	6,000	5,980,749
Nissan Auto Receivables Owner Trust 2012-A A2	0.54%	10/15/2014	1,365	1,365,285
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%	11/17/2014	382	383,264
Santander Drive Auto Receivables Trust 2012-1 A2	1.25%	4/15/2015	1,304	1,305,398
Santander Drive Auto Receivables Trust 2012-2 A2	0.91%	5/15/2015	2,381	2,381,755
Santander Drive Auto Receivables Trust 2012-3 A2	0.83%	4/15/2015	1,514	1,514,033
Santander Drive Auto Receivables Trust 2012-3 A3	1.08%	4/15/2016	4,200	4,209,448
Santander Drive Auto Receivables Trust 2012-4 A2	0.79%	8/17/2015	2,408	2,408,307

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Santander Drive Auto Receivables Trust 2012-AA A2†	0.55%		2/16/2016	$5,778	$5,776,822
Santander Drive Auto Receivables Trust 2013-1 A2	0.48%		2/16/2016	2,099	2,099,142
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%		9/15/2016	5,100	5,097,458
Total					88,023,270

Credit Cards 1.95%

Bank of America Credit Card Trust 2008-C5	4.934	%#	3/15/2016	3,500	3,518,431
Bank One Issuance Trust 2003-A8	0.434	%#	5/16/2016	2,865	2,865,248
Bank One Issuance Trust 2004-A3	0.354	%#	2/15/2017	2,070	2,068,939
Capital One Multi-Asset Execution Trust 2006-A12 A	0.244	%#	7/15/2016	2,000	2,000,010
Chase Issuance Trust 2011-A3	0.304	%#	12/15/2015	4,000	3,999,280
Chase Issuance Trust 2012-A1	0.284	%#	5/16/2016	900	899,484
Citibank Omni Master Trust 2009-A14A†	2.934	%#	8/15/2018	5,400	5,525,245
Discover Card Execution Note Trust 2011-A1	0.534	%#	8/15/2016	3,140	3,142,399
Discover Card Master Trust I 2007-2 A	0.264	%#	9/15/2016	2,585	2,583,430
GE Capital Credit Card Master Note Trust 2011-1 A	0.734	%#	1/15/2017	5,425	5,431,656
GE Capital Credit Card Master Note Trust 2011-3 A	0.414	%#	9/15/2016	5,000	5,000,000
Total					37,034,122

Other 0.68%

Carrington Mortgage Loan Trust 2005-NC3 A1D	0.52	%#	6/25/2035	234	234,364
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A1†	1.34%		10/15/2043	2,470	2,471,559
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%		10/15/2045	2,680	2,695,492
HLSS Servicer Advance Receivables Backed Notes 2013-T2 B2†	1.495%		5/16/2044	1,500	1,491,250
HLSS Servicer Advance Receivables Backed Notes 2013-T2 C2†	1.843%		5/16/2044	1,000	996,591
Illinois Student Assistance Commission 2010-1 A2	1.316	%#	4/25/2022	1,167	1,175,194
Saxon Asset Securities Trust 2006-3 A2	0.294	%#	10/25/2046	249	248,720
SLM Student Loan Trust 2010-C A1†	1.834	%#	12/15/2017	394	394,546
SLM Student Loan Trust 2011-B A1†(a)	1.034	%#	12/16/2024	1,646	1,641,026
SLM Student Loan Trust 2012-C A1†(a)	1.284	%#	8/15/2023	1,517	1,524,173
Total					12,872,915
Total Asset-Backed Securities (cost $138,147,513)					137,930,307

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 79.61%

Aerospace/Defense 0.26%

Exelis, Inc.	5.55%	10/1/2021	$5,000	$4,992,010

Apparel 0.53%

Fifth & Pacific Cos., Inc.	10.50%	4/15/2019	236	258,715
J. Crew Group, Inc.	8.125%	3/1/2019	2,850	3,013,875
Perry Ellis International, Inc.	7.875%	4/1/2019	400	425,000
PVH Corp.	7.75%	11/15/2023	5,500	6,363,792
Total				10,061,382

Auto Parts: Original Equipment 0.46%

BorgWarner, Inc.	8.00%	10/1/2019	5,000	6,210,995
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018	1,375	1,409,375
Stanadyne Holdings, Inc.	12.00%	2/15/2015	500	307,500
Titan International, Inc.†	7.875%	10/1/2017	720	766,800
Total				8,694,670

Auto: Trucks & Parts 0.10%

Commercial Vehicle Group, Inc.	7.875%	4/15/2019	1,925	1,925,000

Automotive 1.25%

Ford Motor Co.	6.375%	2/1/2029	7,250	7,856,745
Ford Motor Co.	6.625%	10/1/2028	950	1,058,166
Ford Motor Co.	7.45%	7/16/2031	12,225	14,794,426
Total				23,709,337

Banks: Diversified 4.65%

Banco del Estado de Chile (Chile)†(b)	3.875%	2/8/2022	700	673,125
Citigroup, Inc.	8.50%	5/22/2019	8,984	11,401,981
Fifth Third Capital Trust IV	6.50%	4/15/2067	10,808	10,767,470
First Citizens St. Lucia Ltd. (Saint Lucia)†(b)	4.903%	2/9/2016	400	407,441
Goldman Sachs Group, Inc. (The)	5.25%	7/27/2021	16,500	17,659,884
Goldman Sachs Group, Inc. (The)	5.95%	1/15/2027	7,750	7,999,124
HBOS plc (United Kingdom)†(b)	6.75%	5/21/2018	3,500	3,843,889
JPMorgan Chase & Co.	4.35%	8/15/2021	6,675	6,945,911
Lloyds TSB Bank plc (United Kingdom)†(b)	6.50%	9/14/2020	5,575	6,074,091
Macquarie Bank Ltd. (Australia)†(b)	6.625%	4/7/2021	3,250	3,500,104
Morgan Stanley	4.10%	5/22/2023	1,500	1,378,095
Morgan Stanley	7.30%	5/13/2019	12,000	14,222,376
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	620	689,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banks: Diversified (continued)

Sberbank of Russia Via SB Capital SA (Luxembourg)†(b)	5.25%	5/23/2023		$675	$609,187
Synovus Financial Corp.	7.875%	2/15/2019		1,125	1,288,125
Turkiye Halk Bankasi AS (Turkey)†(b)	3.875%	2/5/2020		1,200	1,026,000
Total					88,486,553

Banks: Money Center 1.01%

PNC Financial Services Group, Inc.	4.483%#	—	(c)	10,000	10,025,000
SVB Financial Group	5.375%	9/15/2020		5,000	5,472,260
Zions Bancorporation	4.50%	6/13/2023		3,750	3,699,004
Total					19,196,264

Beverages 0.86%

Central American Bottling Corp.†	6.75%	2/9/2022		3,920	4,057,200
Corporacion Lindley SA (Peru)†(b)	4.625%	4/12/2023		1,800	1,651,500
Fomento Economico Mexicano SAB de CV (Mexico)(b)	2.875%	5/10/2023		1,000	880,795
Pernod Ricard SA (France)†(b)	5.75%	4/7/2021		8,750	9,746,966
Total					16,336,461

Biotechnology Research & Production 1.34%

Amgen, Inc.	6.40%	2/1/2039		13,750	15,472,999
Bio-Rad Laboratories, Inc.	8.00%	9/15/2016		4,250	4,432,945
Life Technologies Corp.	6.00%	3/1/2020		5,000	5,604,700
Total					25,510,644

Broadcasting 0.39%

Cox Communications, Inc.†	6.45%	12/1/2036		7,249	7,326,738

Brokers 0.95%

Jefferies Group, Inc.	6.875%	4/15/2021		1,850	2,065,738
Raymond James Financial, Inc.	8.60%	8/15/2019		12,750	15,907,958
Total					17,973,696

Building Materials 1.28%

Building Materials Corp. of America†	7.00%	2/15/2020		3,400	3,629,500
Cemex Finance LLC†	9.375%	10/12/2022		1,250	1,315,625
Cimento Tupi SA (Brazil)†(b)	9.75%	5/11/2018		465	460,350
Nortek, Inc.	8.50%	4/15/2021		450	489,375
Nortek, Inc.	10.00%	12/1/2018		250	275,000
Owens Corning, Inc.	9.00%	6/15/2019		10,500	12,699,488
Ply Gem Industries, Inc.	9.375%	4/15/2017		1,500	1,586,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials (continued)

Voto-Votorantim Ltd.†	6.75%	4/5/2021	$2,550	$2,715,750
Votorantim Cimentos SA (Brazil)†(b)	7.25%	4/5/2041	600	543,000
Votorantim Overseas IV†	7.75%	6/24/2020	600	675,000
Total				24,389,338

Business Services 1.02%

Alliance Data Systems Corp.†	5.25%	12/1/2017	1,500	1,556,250
Alliance Data Systems Corp.†	6.375%	4/1/2020	1,500	1,578,750
Brickman Group Holdings, Inc.†	9.125%	11/1/2018	500	538,125
Chicago Parking Meters LLC†	5.489%	12/30/2020	3,000	3,092,419
Expedia, Inc.	5.95%	8/15/2020	5,945	6,193,430
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	750	773,438
Monitronics International, Inc.	9.125%	4/1/2020	800	832,000
Monitronics International, Inc.†	9.125%	4/1/2020	550	572,000
Rensselaer Polytechnic Institute	5.60%	9/1/2020	2,225	2,416,417
Verisk Analytics, Inc.	4.875%	1/15/2019	1,000	1,065,900
Verisk Analytics, Inc.	5.80%	5/1/2021	750	826,577
Total				19,445,306

Cable Services 1.47%

Historic TW, Inc.	9.15%	2/1/2023	3,251	4,289,545
TCI Communications, Inc.	7.875%	2/15/2026	785	1,020,907
Time Warner Cable, Inc.	6.55%	5/1/2037	12,000	11,607,120
Time Warner Cable, Inc.	7.30%	7/1/2038	10,525	10,981,890
Total				27,899,462

Chemicals 3.14%

Airgas, Inc.	7.125%	10/1/2018	6,000	6,235,926
Basell Finance Co. BV (Netherlands)†(b)	8.10%	3/15/2027	9,740	12,345,080
CF Industries, Inc.	7.125%	5/1/2020	9,750	11,468,116
Dow Chemical Co. (The)	9.40%	5/15/2039	2,000	2,944,640
Methanex Corp. (Canada)(b)	5.25%	3/1/2022	8,775	9,113,250
Mexichem SAB de CV (Mexico)†(b)	6.75%	9/19/2042	700	656,250
NewMarket Corp.	4.10%	12/15/2022	6,000	5,742,726
Phibro Animal Health Corp.†	9.25%	7/1/2018	2,200	2,365,000
TPC Group, Inc.†	8.75%	12/15/2020	900	922,500
Yara International ASA (Norway)†(b)	7.875%	6/11/2019	6,600	7,903,935
Total				59,697,423

Coal 0.09%

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.50%	12/15/2019	1,500	1,631,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Communications & Media 0.20%

Digicel Ltd. (Jamaica)†(b)	8.25%	9/1/2017		$3,550	$3,709,750

Communications Technology 0.27%

Juniper Networks, Inc.	4.60%	3/15/2021		5,001	5,075,935

Computer Software 0.46%

Netflix, Inc.†	5.375%	2/1/2021		3,500	3,535,000
SERENA Software, Inc.	10.375%	3/15/2016		1,993	1,973,070
SunGard Data Systems, Inc.	7.375%	11/15/2018		3,000	3,202,500
Total					8,710,570

Construction/Homebuilding 0.56%

CRH America, Inc.	8.125%	7/15/2018		6,500	7,880,444
Empresas ICA SAB de CV (Mexico)†(b)	8.375%	7/24/2017		1,010	974,650
Odebrecht Finance Ltd.†	7.125%	6/26/2042		2,090	1,828,750
Total					10,683,844

Consumer Products 0.27%

Tupperware Brands Corp.	4.75%	6/1/2021		5,050	5,089,754

Containers 0.61%

Crown Cork & Seal Co., Inc.	7.50%	12/15/2096		4,625	4,347,500
Rock-Tenn Co.	4.90%	3/1/2022		7,025	7,229,350
Total					11,576,850

Copper 0.19%

Freeport-McMoRan Corp.	7.125%	11/1/2027		2,150	2,347,256
Freeport-McMoRan Corp.	9.50%	6/1/2031		1,053	1,330,463
Total					3,677,719

Data Product, Equipment & Communications 0.50%

Fidelity National Information Services, Inc.	5.00%	3/15/2022		6,500	6,690,431
Total System Services, Inc.	3.75%	6/1/2023		3,000	2,753,922
Total					9,444,353

Drugs 0.24%

Capsugel FinanceCo SCA†(d)	9.875%	8/1/2019	EUR	1,750	2,567,305
Hospira, Inc.	5.20%	8/12/2020		$2,000	2,012,172
Total					4,579,477

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 2.81%

Astoria Depositor Corp.†	8.144%	5/1/2021	$2,500	$2,475,000
CEZ AS (Czech Republic)†(b)	4.25%	4/3/2022	1,700	1,666,425
Duquesne Light Holdings, Inc.	6.25%	8/15/2035	2,639	2,792,025
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	1,000	1,147,465
Entergy Corp.	5.125%	9/15/2020	8,007	8,293,779
Indiantown Cogeneration LP	9.77%	12/15/2020	1,209	1,329,828
Mississippi Power Co.	5.40%	7/1/2035	3,075	3,216,767
NiSource Finance Corp.	6.25%	12/15/2040	1,000	1,103,709
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	1,900	2,033,000
Perusahaan Listrik Negara PT (Indonesia)†(b)	5.25%	10/24/2042	650	453,375
PPL WEM Holdings plc (United Kingdom)†(b)	5.375%	5/1/2021	9,550	10,294,365
Red Oak Power LLC	8.54%	11/30/2019	2,606	2,775,706
System Energy Resources, Inc.	4.10%	4/1/2023	8,350	8,204,351
Tenaska Georgia Partners LP	9.50%	2/1/2030	2,070	2,502,339
Tenaska Virginia Partners LP†	6.119%	3/30/2024	1,471	1,534,720
Texas-New Mexico Power Co.†	9.50%	4/1/2019	2,766	3,623,604
Total				53,446,458

Electrical: Household 0.35%

Energizer Holdings, Inc.	4.70%	5/19/2021	5,150	5,224,793
WireCo WorldGroup, Inc.	9.50%	5/15/2017	1,400	1,456,000
Total				6,680,793

Electronics 0.50%

Jabil Circuit, Inc.	5.625%	12/15/2020	5,650	5,876,000
PerkinElmer, Inc.	5.00%	11/15/2021	3,500	3,595,949
Total				9,471,949

Electronics: Semi-Conductors/Components 0.01%

Freescale Semiconductor, Inc.	10.125%	12/15/2016	250	256,875

Energy Equipment & Services 1.66%

Alta Wind Holdings LLC†	7.00%	6/30/2035	3,101	3,273,576
Cameron International Corp.	7.00%	7/15/2038	3,621	4,553,998
Energy Transfer Partners LP	6.625%	10/15/2036	1,875	2,025,270
Energy Transfer Partners LP	7.50%	7/1/2038	5,000	5,874,330
Energy Transfer Partners LP	9.00%	4/15/2019	3,100	3,898,117
Energy Transfer Partners LP	9.70%	3/15/2019	4,350	5,570,558
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	6,075	6,344,675
Total				31,540,524

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Engineering & Contracting Services 0.82%

Aeropuertos Argentina 2000 SA (Argentina)†(b)	10.75%	12/1/2020	$248	$235,125
AGCO Corp.	5.875%	12/1/2021	7,500	7,915,478
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	2,450	1,457,750
URS Corp.†	5.50%	4/1/2022	6,000	5,993,994
Total				15,602,347

Entertainment 1.47%

Greektown Superholdings, Inc.	13.00%	7/1/2015	2,910	3,062,775
Seminole Indian Tribe of Florida†	5.798%	10/1/2013	190	190,237
Seminole Indian Tribe of Florida†	6.535%	10/1/2020	5,000	5,325,000
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	10,775	11,488,844
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	1,350	1,350,000
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	5,375	5,364,922
WMG Holdings Corp.	13.75%	10/1/2019	500	588,750
WMG Holdings Corp.†	13.75%	10/1/2019	500	588,750
Total				27,959,278

Fertilizers 0.21%

Mosaic Global Holdings, Inc.	7.30%	1/15/2028	3,500	4,072,334

Financial Services 4.52%

Air Lease Corp.	5.625%	4/1/2017	2,500	2,693,750
Associates Corp. of North America	6.95%	11/1/2018	2,000	2,350,362
Bank of America Corp.	5.625%	7/1/2020	2,350	2,590,024
Bank of America Corp.	5.875%	1/5/2021	6,000	6,698,802
Bank of America Corp.	7.625%	6/1/2019	13,700	16,509,363
DTEK Finance plc (United Kingdom)†(b)	7.875%	4/4/2018	900	850,500
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	4,000	3,890,332
FMR LLC†	7.57%	6/15/2029	6,600	8,273,186
General Electric Capital Corp.	6.75%	3/15/2032	8,591	10,323,341
General Electric Capital Corp.	6.875%	1/10/2039	1,950	2,372,292
Graton Economic Development Authority†	9.625%	9/1/2019	400	444,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.375%	10/1/2017	1,500	1,563,750
Legacy Reserves LP/Finance Corp.†	6.625%	12/1/2021	400	382,000
Legacy Reserves LP/Finance Corp.†	8.00%	12/1/2020	1,200	1,230,000
Marsh & McLennan Cos., Inc.	9.25%	4/15/2019	2,499	3,224,762
Merrill Lynch & Co., Inc.	5.70%	5/2/2017	2,405	2,618,492
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	2,375	2,517,500
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	2,350	2,643,750
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	1,600	1,728,000
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	3,575	3,995,063
Salton Sea Funding Corp.	7.475%	11/30/2018	637	659,363

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Financial Services (continued)

Scottrade Financial Services, Inc.†	6.125%	7/11/2021		$6,725	$6,481,622
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017		1,767	1,834,039
Total					85,874,293

Financial: Miscellaneous 1.00%

Bankrate, Inc.†	6.125%	8/15/2018		700	695,625
Hercules Offshore, Inc.†	10.50%	10/15/2017		3,250	3,453,125
Moody’s Corp.	4.875%	2/15/2024		3,750	3,722,872
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018		4,191	4,498,846
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020		3,350	3,528,471
SLM Corp.	8.45%	6/15/2018		2,800	3,206,000
Total					19,104,939

Food 1.79%

Alicorp SAA (Peru)†(b)	3.875%	3/20/2023		1,000	902,500
Aralco Finance SA (Brazil)†(b)	10.125%	5/7/2020		1,450	1,232,500
Cencosud SA (Chile)†(b)	4.875%	1/20/2023		2,550	2,350,715
CFG Investment SAC (Peru)†(b)	9.75%	7/30/2019		1,300	1,196,000
Cosan Luxembourg SA (Luxembourg)†(b)	5.00%	3/14/2023		4,100	3,649,000
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%	2/1/2020		2,000	2,170,000
Flowers Foods, Inc.	4.375%	4/1/2022		7,150	6,902,138
Land O’Lakes Capital Trust I†	7.45%	3/15/2028		2,700	2,666,250
Minerva Luxembourg SA (Luxembourg)†(b)	7.75%	1/31/2023		4,100	3,987,250
Mondelez International, Inc.	6.50%	11/1/2031		4,600	5,308,607
Southern States Cooperative, Inc.†	10.00%	8/15/2021		1,000	968,750
Tonon Bioenergia SA (Brazil)†(b)	9.25%	1/24/2020		1,850	1,600,250
Wells Enterprises, Inc.†	6.75%	2/1/2020		1,000	1,030,000
Total					33,963,960

Food/Beverage 0.08%

BRF SA (Brazil)†(b)	3.95%	5/22/2023		825	706,200
BRF SA (Brazil)†(d)	7.75%	5/22/2018	BRL	2,500	859,197
Total					1,565,397

Gaming 0.08%

CCM Merger, Inc.†	9.125%	5/1/2019		$1,375	1,443,750

Health Care 0.03%

VWR Funding, Inc.†	10.75%	6/30/2017		500	505,313

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 0.34%

Bausch & Lomb, Inc.	9.875%	11/1/2015	$1,750	$1,782,375
Hanger, Inc.	7.125%	11/15/2018	1,250	1,339,063
Mallinckrodt International Finance SA†	4.75%	4/15/2023	3,500	3,324,877
Total				6,446,315

Health Care Services 0.64%

Capella Healthcare, Inc.	9.25%	7/1/2017	500	534,375
Centene Corp.	5.75%	6/1/2017	1,767	1,873,020
Community Health Systems, Inc.	8.00%	11/15/2019	1,250	1,318,750
Dignity Health	4.50%	11/1/2042	1,680	1,461,331
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	6,755	6,906,988
Total				12,094,464

Household Equipment/Products 0.23%

Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(b)	4.25%	5/9/2020	1,750	1,448,125
YCC Holdings LLC/Yankee Finance, Inc. PIK	10.25%	2/15/2016	2,925	3,012,779
Total				4,460,904

Household Furnishings 0.08%

Arcelik AS (Turkey)†(b)	5.00%	4/3/2023	1,800	1,480,500

Industrial Products 0.29%

KOC Holding AS (Turkey)†(b)	3.50%	4/24/2020	1,000	832,500
Mueller Water Products, Inc.	7.375%	6/1/2017	2,600	2,674,750
PPL WW Holdings Ltd. (United Kingdom)†(b)	7.25%	12/15/2017	1,750	1,971,258
Total				5,478,508

Insurance 2.40%

Allied World Assurance Co. Ltd.	5.50%	11/15/2020	2,125	2,297,036
Aon Corp.	8.205%	1/1/2027	5,000	6,141,230
CNO Financial Group, Inc.†	6.375%	10/1/2020	2,892	3,036,600
Fidelity National Financial, Inc.	6.60%	5/15/2017	2,000	2,193,174
Markel Corp.	7.125%	9/30/2019	8,427	10,082,821
Prudential Financial, Inc.	5.625%	6/15/2043	14,852	13,960,880
Trinity Acquisition plc (United Kingdom)(b)	6.125%	8/15/2043	3,000	2,945,388
Willis North America, Inc.	7.00%	9/29/2019	4,275	4,946,735
Total				45,603,864

Integrated Energy 0.25%

Petroleos Mexicanos (Mexico)(b)	2.286%#	7/18/2018	4,600	4,742,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Investment Management Companies 0.55%

Lazard Group LLC	6.85%	6/15/2017	$5,000	$5,649,455
Nuveen Investments, Inc.	5.50%	9/15/2015	1,040	1,034,800
Oaktree Capital Management LP†	6.75%	12/2/2019	2,350	2,703,304
Yankee Candle Corp.	9.75%	2/15/2017	1,000	1,038,760
Total				10,426,319

Leasing 0.34%

NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017	1,550	1,736,000
Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.875%	7/11/2022	4,725	4,758,793
Total				6,494,793

Leisure 1.10%

Carnival plc (United Kingdom)(b)	7.875%	6/1/2027	5,500	6,643,544
Easton-Bell Sports, Inc.	9.75%	12/1/2016	5,500	5,850,625
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	7,825	8,372,750
Total				20,866,919

Lodging 0.94%

Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	1,350	1,360,125
Host Hotels & Resorts LP	5.25%	3/15/2022	5,175	5,334,830
Host Hotels & Resorts LP	6.00%	10/1/2021	2,038	2,207,830
Hyatt Hotels Corp.†	6.875%	8/15/2019	5,804	6,687,462
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	2,450	2,339,750
Total				17,929,997

Machinery: Agricultural 0.81%

American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018	2,500	2,431,250
Camposol SA (Peru)†(b)	9.875%	2/2/2017	1,025	1,055,750
Lorillard Tobacco Co.	8.125%	6/23/2019	2,500	3,014,155
Lorillard Tobacco Co.	8.125%	5/1/2040	4,400	5,016,955
MHP SA (Ukraine)†(b)	8.25%	4/2/2020	3,825	3,394,687
MHP SA (Ukraine)†(b)	10.25%	4/29/2015	400	420,004
Total				15,332,801

Machinery: Industrial/Specialty 0.07%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019	1,300	1,382,875

Manufacturing 0.34%

Hillenbrand, Inc.	5.50%	7/15/2020	5,250	5,564,874

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Manufacturing (continued)

J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022		$900	$949,500
Total					6,514,374

Media 2.98%

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	5.00%	3/1/2021		12,650	12,948,021
Globo Comunicacao e Participacoes SA (Brazil) (7.25% after 5/11/2017)†~(b)	5.307%	5/11/2022		6,395	6,267,100
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020		2,250	2,452,500
Interpublic Group of Cos., Inc. (The)	4.00%	3/15/2022		6,675	6,406,812
Midcontinent Communications & Midcontinent Finance Corp.†	6.25%	8/1/2021		400	403,000
NET Servicos de Comunicacao SA (Brazil)(b)	7.50%	1/27/2020		600	651,000
News America, Inc.	6.20%	12/15/2034		1,750	1,883,978
News America, Inc.	6.75%	1/9/2038		12,071	13,237,276
News America, Inc.	6.90%	8/15/2039		2,075	2,425,814
Time Warner, Inc.	7.625%	4/15/2031		7,550	9,512,955
Videotron Ltee (Canada)(b)	9.125%	4/15/2018		469	493,036
Total					56,681,492

Metal Fabricating 0.17%

Severstal Columbus LLC	10.25%	2/15/2018		2,170	2,311,050
Xstrata Canada Corp. (Canada)(b)	6.20%	6/15/2035		925	836,120
Total					3,147,170

Metals & Minerals: Miscellaneous 1.82%

Allied Nevada Gold Corp.†(d)	8.75%	6/1/2019	CAD	4,236	2,895,585
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2019		$8,000	9,952,216
AngloGold Ashanti Holdings plc (United Kingdom)(b)	6.50%	4/15/2040		725	550,730
Barrick Gold Corp. (Canada)†(b)	4.10%	5/1/2023		4,400	3,875,243
Barrick North America Finance LLC	4.40%	5/30/2021		7,225	6,762,000
Compass Minerals International, Inc.	8.00%	6/1/2019		2,000	2,150,000
Goldcorp, Inc. (Canada)(b)	3.70%	3/15/2023		2,500	2,283,738
IAMGOLD Corp. (Canada)†(b)	6.75%	10/1/2020		2,000	1,740,000
KGHM International Ltd. (Canada)†(b)	7.75%	6/15/2019		3,000	3,082,500
New Gold, Inc. (Canada)†(b)	7.00%	4/15/2020		1,250	1,278,125
Total					34,570,137

Natural Gas 0.48%

SourceGas LLC†	5.90%	4/1/2017		4,150	4,382,475
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016		2,000	2,165,772

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Natural Gas (continued)

Tennessee Gas Pipeline Co.	8.375%	6/15/2032	$2,000	$2,662,148
Total				9,210,395

Oil 5.35%

Afren plc (United Kingdom)†(b)	10.25%	4/8/2019	2,100	2,394,000
Alliance Oil Co. Ltd. (Russia)†(b)	7.00%	5/4/2020	3,600	3,609,000
Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014	165	173,663
Antero Resources Finance Corp.	7.25%	8/1/2019	1,049	1,106,695
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	7.875%	4/15/2022	1,725	1,716,375
Canadian Oil Sands Ltd. (Canada)†(b)	7.75%	5/15/2019	7,500	9,032,280
Chaparral Energy, Inc.	7.625%	11/15/2022	1,785	1,798,387
Chaparral Energy, Inc.	8.25%	9/1/2021	1,250	1,309,375
Concho Resources, Inc.	5.50%	4/1/2023	2,000	1,950,000
DCP Midstream LLC†	5.85%#	5/21/2043	5,000	4,662,500
DCP Midstream LLC†	9.75%	3/15/2019	5,000	6,341,325
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	4,400	4,598,000
Halcon Resources Corp.	9.75%	7/15/2020	750	778,125
Harvest Operations Corp. (Canada)(b)	6.875%	10/1/2017	4,300	4,665,500
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	2,525	2,701,750
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%	2/15/2020	1,000	1,092,500
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	2,500	2,750,000
Laredo Petroleum, Inc.	7.375%	5/1/2022	1,856	1,967,360
MEG Energy Corp. (Canada)†(b)	6.375%	1/30/2023	1,525	1,528,812
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	2,850	2,914,125
Oasis Petroleum, Inc.	7.25%	2/1/2019	700	745,500
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	9,603	11,586,721
Petro-Canada (Canada)(b)	5.95%	5/15/2035	4,000	4,348,792
Petroleos de Venezuela SA (Venezuela)(b)	5.25%	4/12/2017	750	596,250
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(b)	9.75%	8/14/2019	1,000	1,237,500
SEACOR Holdings, Inc.	7.375%	10/1/2019	4,400	4,594,238
Seven Generations Energy Ltd. (Canada)†(b)	8.25%	5/15/2020	500	515,000
SM Energy Co.†	5.00%	1/15/2024	1,000	932,500
SM Energy Co.	6.50%	11/15/2021	1,381	1,456,955
Swift Energy Co.	7.875%	3/1/2022	970	945,750
Valero Energy Corp.	10.50%	3/15/2039	4,250	6,318,250
Woodside Finance Ltd. (Australia)†(b)	8.75%	3/1/2019	9,000	11,401,443
Total				101,768,671

Oil: Crude Producers 4.06%

Alberta Energy Co., Ltd. (Canada)(b)	8.125%	9/15/2030	4,965	6,204,562
Enbridge Energy Partners LP	9.875%	3/1/2019	9,400	12,268,993
Enogex LLC†	6.25%	3/15/2020	4,000	4,304,496

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Enterprise Products Operating LLC	7.55%	4/15/2038	$4,475	$5,776,258
Kerr-McGee Corp.	6.95%	7/1/2024	3,400	4,019,310
Kerr-McGee Corp.	7.125%	10/15/2027	3,000	3,574,098
Kerr-McGee Corp.	7.875%	9/15/2031	3,565	4,535,065
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	1,119	1,218,988
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	3,362	3,492,275
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	5,000	5,098,265
OGX Austria GmbH (Austria)†(b)	8.50%	6/1/2018	1,800	342,000
Pacific Rubiales Energy Corp. (Canada)†(b)	5.125%	3/28/2023	2,150	1,913,500
Plains Exploration & Production Co.	6.125%	6/15/2019	5,000	5,282,265
Plains Exploration & Production Co.	6.625%	5/1/2021	2,000	2,123,596
Plains Exploration & Production Co.	6.75%	2/1/2022	4,150	4,419,455
Plains Exploration & Production Co.	6.875%	2/15/2023	850	905,938
Regency Energy Partners LP/Regency Energy Finance Corp.†	4.50%	11/1/2023	825	740,438
Regency Energy Partners LP/Regency Energy Finance Corp.	5.50%	4/15/2023	380	368,600
Ruby Pipeline LLC†	6.00%	4/1/2022	6,000	6,426,384
Southern Star Central Corp.†	6.75%	3/1/2016	1,605	1,629,075
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	6.125%	10/15/2021	1,500	1,503,750
W&T Offshore, Inc.	8.50%	6/15/2019	1,000	1,065,000
Total				77,212,311

Oil: Integrated Domestic 1.99%

Enterprise Products Operating LLC(e)	7.034%	1/15/2068	5,500	6,110,780
Enterprise Products Operating LLC(f)	8.375%	8/1/2066	7,000	7,792,568
Hess Corp.	7.125%	3/15/2033	1,650	1,972,928
Kinder Morgan Energy Partners LP	6.95%	1/15/2038	8,860	10,465,308
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	1,570	1,873,114
Rowan Cos., Inc.	7.875%	8/1/2019	8,000	9,614,632
Total				37,829,330

Oil: Integrated International 3.05%

ENI SpA (Italy)†(b)	5.70%	10/1/2040	10,205	9,734,253
Petrobras International Finance Co. (Brazil)(b)	6.875%	1/20/2040	3,709	3,539,632
Petrohawk Energy Corp.	7.25%	8/15/2018	8,750	9,533,125
Petrohawk Energy Corp.	7.875%	6/1/2015	2,000	2,040,214
Transocean, Inc.	6.375%	12/15/2021	13,700	15,134,719
Weatherford International Ltd.	9.625%	3/1/2019	4,250	5,352,552
Weatherford International Ltd.	9.875%	3/1/2039	9,325	12,631,981
Total				57,966,476

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Paper & Forest Products 1.04%

Georgia-Pacific LLC	8.875%	5/15/2031	$11,475	$15,818,884
Plum Creek Timberlands LP	4.70%	3/15/2021	3,850	3,967,044
Total				19,785,928

Plastics 0.07%

Plastipak Holdings, Inc.†	10.625%	8/15/2019	1,125	1,243,125

Railroads 0.49%

Anadarko Holding Co.	7.95%	4/15/2029	4,307	5,174,645
Canadian Pacific Railway Co. (Canada)(b)	5.75%	3/15/2033	3,875	4,169,093
Total				9,343,738

Real Estate Investment Trusts 2.34%

American Tower Corp.	5.05%	9/1/2020	9,500	9,859,841
American Tower Corp.	7.25%	5/15/2019	4,000	4,688,624
Corrections Corp. of America	4.125%	4/1/2020	680	642,600
Country Garden Holdings Co. Ltd. (China)†(b)	7.50%	1/10/2023	900	832,500
Country Garden Holdings Co. Ltd. (China)†(b)	11.125%	2/23/2018	450	500,400
Country Garden Holdings Co. Ltd. (China)†(b)	11.25%	4/22/2017	450	493,312
EPR Properties	5.25%	7/15/2023	3,000	2,893,485
EPR Properties	7.75%	7/15/2020	8,000	9,056,848
Goodman Funding Pty Ltd. (Australia)†(b)	6.375%	11/12/2020	5,444	5,977,115
Kilroy Realty LP	6.625%	6/1/2020	4,600	5,218,383
Potlatch Corp.	6.95%	12/15/2015	500	536,875
Potlatch Corp.	7.50%	11/1/2019	1,345	1,513,125
Weyerhaeuser Co.	8.50%	1/15/2025	1,875	2,368,350
Total				44,581,458

Retail 1.22%

CDR DB Sub, Inc.†	7.75%	10/15/2020	1,600	1,620,000
Family Dollar Stores, Inc.	5.00%	2/1/2021	2,000	2,052,912
QVC, Inc.†	7.375%	10/15/2020	11,275	12,256,827
QVC, Inc.†	7.50%	10/1/2019	5,250	5,661,374
Shearer’s Foods LLC/Chip Finance Corp.†	9.00%	11/1/2019	1,550	1,639,125
Total				23,230,238

Retail: Specialty 0.04%

Michaels Stores, Inc.	11.375%	11/1/2016	694	719,164

Savings & Loan 0.76%

First Niagara Financial Group, Inc.	7.25%	12/15/2021	8,425	9,693,695

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Savings & Loan (continued)

People’s United Financial, Inc.	3.65%	12/6/2022	$5,000	$4,708,455
Total				14,402,150

Security Services 0.41%

ADT Corp. (The)	4.125%	6/15/2023	9,025	7,838,303

Specialty Materials 0.05%

Interline Brands, Inc. PIK	10.00%	11/15/2018	925	1,001,313

Steel 1.46%

Allegheny Ludlum Corp.	6.95%	12/15/2025	1,650	1,680,586
Allegheny Technologies, Inc.	5.875%	8/15/2023	1,500	1,456,995
Allegheny Technologies, Inc.	9.375%	6/1/2019	6,325	7,498,370
Glencore Funding LLC†	2.50%	1/15/2019	3,650	3,321,482
Glencore Funding LLC†	4.125%	5/30/2023	1,500	1,333,060
Metalloinvest Finance Ltd. (Ireland)†(b)	5.625%	4/17/2020	2,800	2,632,000
Metinvest BV (Netherlands)†(b)	8.75%	2/14/2018	700	665,000
Severstal OAO Via Steel Capital SA (Luxembourg)†(b)	4.45%	3/19/2018	1,580	1,520,750
Usiminas Commercial Ltd. (Brazil)†(b)	7.25%	1/18/2018	200	210,000
Vale Overseas Ltd. (Brazil)(b)	6.875%	11/10/2039	4,000	3,887,764
Valmont Industries, Inc.	6.625%	4/20/2020	3,225	3,618,708
Total				27,824,715

Technology 0.12%

VeriSign, Inc.†	4.625%	5/1/2023	2,500	2,350,000

Telecommunications 2.56%

Block Communications, Inc.†	7.25%	2/1/2020	468	492,570
Comcast Cable Communications Holdings, Inc.	9.455%	11/15/2022	6,000	8,420,730
Consolidated Communications Finance Co.	10.875%	6/1/2020	3,850	4,446,750
Digicel Group Ltd. (Jamaica)†(b)	10.50%	4/15/2018	1,750	1,894,375
France Telecom SA (France)(b)	8.50%	3/1/2031	5,000	6,790,125
Millicom International Cellular SA (Luxembourg)†(b)	4.75%	5/22/2020	3,075	2,917,406
MTS International Funding Ltd. (Ireland)†(b)	5.00%	5/30/2023	1,850	1,655,750
Qwest Communications International, Inc.	7.125%	4/1/2018	3,250	3,382,031
Qwest Corp.	7.20%	11/10/2026	7,850	7,836,082
Telefonica Celular del Paraguay SA (Paraguay)†(b)	6.75%	12/13/2022	1,700	1,695,750
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	850	896,750
U.S. Cellular Corp.	6.70%	12/15/2033	5,882	5,735,009
VimpelCom Holdings BV (Netherlands)†(b)	5.95%	2/13/2023	2,800	2,518,236
Total				48,681,564

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telephone-Long Distance 0.14%

Qwest Capital Funding, Inc.	6.875%	7/15/2028	$3,000	$2,737,500

Tobacco 0.92%

Altria Group, Inc.	9.95%	11/10/2038	11,750	17,428,622

Transportation: Miscellaneous 1.01%

Florida East Coast Holdings Corp. PIK	10.50%	8/1/2017	1,198	1,245,682
Florida East Coast Railway Corp.	8.125%	2/1/2017	750	795,000
Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875%	1/15/2017	3,175	3,397,250
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(b)	5.875%	8/12/2020	2,400	2,295,000
Transportadora de Gas del Sur SA (Argentina)†(b)	7.875%	5/14/2017	530	482,300
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	10,600	10,947,669
Total				19,162,901

Utilities 0.76%

El Paso Electric Co.	6.00%	5/15/2035	1,075	1,145,337
Public Service Co. of New Mexico	7.50%	8/1/2018	1,500	1,709,997
Public Service Co. of New Mexico	7.95%	5/15/2018	2,750	3,282,881
Williams Cos., Inc. (The)	8.75%	3/15/2032	6,750	8,405,823
Total				14,544,038

Utilities: Electrical 0.51%

Calpine Corp.†	7.50%	2/15/2021	2,000	2,130,000
Otter Tail Corp.	9.00%	12/15/2016	3,875	4,471,750
Puget Sound Energy, Inc.(g)	6.974%	6/1/2067	3,000	3,170,163
Total				9,771,913
Total Corporate Bonds (cost $1,527,481,770)				1,513,599,881

FLOATING RATE LOANS(h) 0.81%

Automotive 0.03%

TI Group Automotive Systems LLC Additional Term Loan	5.50%	3/27/2019	483	485,541

Energy Equipment & Services 0.12%

Crestwood Holdings LLC Term Loan B1	7.00%	6/19/2019	691	702,624
Offshore Group Investment Ltd. 2nd Lien Term Loan	5.75%	3/28/2019	1,646	1,665,074
Total				2,367,698

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food/Tobacco 0.02%

New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	$325	$333,937

Health Care 0.03%

Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	11/23/2018	300	307,500
CHG Buyer Corp. 2nd Lien Term Loan	9.00%	11/19/2020	225	230,766
Total				538,266

Health Care Management Services 0.11%

CHS/Community Health Systems, Inc. Bridge Term Loan	—	8/30/2014	1,000	1,000,000
CHS/Community Health Systems, Inc. Bridge Term Loan	—	8/30/2014	1,000	1,000,000
Total				2,000,000

Metals & Minerals: Miscellaneous 0.05%

Preferred Proppants LLC Term Loan B	9.00%	12/15/2016	1,678	1,040,360

Miscellaneous 0.04%

Diamond Foods, Inc. Revolver Loan	0.50% - 7.25%	2/25/2015	294	283,277
Diamond Foods, Inc. Term Loan	6.25%	2/25/2015	416	415,699
Total				698,976

Services 0.17%

LM U.S. Member LLC 1st Lien Term Loan	5.75%	10/25/2019	1,513	1,526,731
LM U.S. Member LLC Term Loan Canadian	5.75%	10/25/2019	128	129,384
Road Infrastructure Investment LLC 1st Lien Term Loan B	6.25%	3/30/2018	341	343,722
Road Infrastructure Investment LLC 2nd Lien Term Loan	10.25%	9/28/2018	1,250	1,268,750
Total				3,268,587

Telecommunications 0.05%

Activision Blizzard, Inc. 10 yr Bridge Term Loan	—	9/1/2023	330	330,000
Activision Blizzard, Inc. 8 yr Bridge Term Loan	—	9/1/2021	660	660,000
Total				990,000

Utilities 0.19%

Moxie Liberty LLC Construction B1 Advance Term Loan	7.50%	8/20/2020	700	698,250
Panda Temple Power II LLC Construction Term Loan Advance	7.25%	4/3/2019	1,650	1,678,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Utilities (continued)

Windsor Financing LLC Term Loan B	6.25%	12/5/2017		$1,213	$1,247,112
Total					3,624,237
Total Floating Rate Loans (cost $15,766,252)					15,347,602

FOREIGN BONDS(d) 0.58%

Croatia 0.01%

Agrokor dd†	9.875%	5/1/2019	EUR	175	256,731

Luxembourg 0.04%

Beverage Packaging Holdings Luxembourg II SA†	9.50%	6/15/2017	EUR	500	684,112

Mexico 0.11%

Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%	6/10/2028	MXN	31,250	2,070,197

United Kingdom 0.42%

Old Mutual plc	8.00%	6/3/2021	GBP	3,000	4,757,095
R&R Ice Cream plc†	8.375%	11/15/2017	EUR	1,100	1,562,851
R&R Ice Cream plc PIK†	9.25%	5/15/2018	EUR	1,250	1,705,755
Total					8,025,701
Total Foreign Bonds (cost $11,502,382)					11,036,741

FOREIGN GOVERNMENT OBLIGATIONS 0.96%

Argentina 0.07%

City of Buenos Aires†(b)	9.95%	3/1/2017		$500	455,000
Provincia de Buenos Aires†(b)	10.875%	1/26/2021		320	233,600
Provincia de Buenos Aires†(b)	11.75%	10/5/2015		410	362,850
Provincia de Neuquen†(b)	7.875%	4/26/2021		188	171,080
Republic of Argentina(b)	8.28%	12/31/2033		208	121,504
Total					1,344,034

Aruba 0.02%

Aruba Government†(b)	4.625%	9/14/2023		500	468,750

Bolivia 0.09%

Bolivia Government†(b)	5.95%	8/22/2023		1,900	1,814,500

Brazil 0.10%

Federal Republic of Brazil†	5.333%	2/15/2028		2,000	1,880,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Cayman Islands 0.09%

Cayman Islands Government†	5.95%		11/24/2019	$1,600		$1,778,329

Costa Rica 0.04%

Costa Rica Government†(b)	5.625%		4/30/2043	850		722,500

Dominican Republic 0.06%

Dominican Republic†(b)	7.50%		5/6/2021	900		967,500
Dominican Republic†(b)	9.04%		1/23/2018	98		107,959
Total						1,075,459

Ghana 0.14%

Republic of Ghana†(b)	7.875%		8/7/2023	2,700		2,619,000

Indonesia 0.09%

Perusahaan Penerbit SBSN†(b)	3.30%		11/21/2022	1,200		927,000
Perusahaan Penerbit SBSN†(b)	4.00%		11/21/2018	900		846,000
Total						1,773,000

Mongolia 0.07%

Mongolia Government International Bond†(b)	5.125%		12/5/2022	1,550		1,255,500

Netherlands 0.06%

Republic of Angola(b)	7.00%		8/16/2019	1,000		1,063,750

Nigeria 0.03%

Republic of Nigeria†(b)	5.125%		7/12/2018	600		606,000

Panama 0.01%

Republic of Panama(b)	4.30%		4/29/2053	375		281,250

Tanzania 0.07%

United Republic of Tanzania(b)	6.45	%#	3/8/2020	1,250		1,275,000

Venezuela 0.02%

Republic of Venezuela(b)	9.375%		1/13/2034	450		351,000
Total Foreign Government Obligations (cost $19,691,239)						18,308,072

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.01%

Federal Home Loan Mortgage Corp. 73 G IO	1095.35	%(i)	10/15/2020	—	(j)	3,097

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	$11		$10,462
Federal Home Loan Mortgage Corp. 181 F IO	494.14	%(i)	8/15/2021	1		7,489
Federal Home Loan Mortgage Corp. 1020 S IO	900.95	%(i)	12/15/2020	—	(j)	1,893
Federal Home Loan Mortgage Corp. 1032 IO	544.714	%(i)	12/15/2020	—	(j)	3,251
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00	%(i)	2/15/2021	—	(j)	2,268
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50	%(i)	2/15/2021	—	(j)	2,252
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50	%(i)	4/15/2021	—	(j)	1,347
Federal Home Loan Mortgage Corp. 1059 U IO	409.00	%(i)	4/15/2021	—	(j)	1,715
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607	%(i)	4/15/2021	—	(j)	6,417
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78	%(i)	5/15/2021	1		10,134
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	18		17,358
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497	%(i)	9/15/2021	—	(j)	2,836
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	29		28,477
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40	%(i)	11/15/2021	—	(j)	1,189
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00	%(i)	2/15/2022	—	(j)	538
Federal Home Loan Mortgage Corp. 1241 X IO	982.654	%(i)	4/15/2022	—	(j)	694
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	60		56,402
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	27		26,317
Federal National Mortgage Assoc. 94 2 IO	9.50	%(i)	8/1/2021	7		1,094
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	3		3,033
Federal National Mortgage Assoc. 1991-158 E IO	1008.00	%(i)	12/25/2021	—	(j)	1,493
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $150,550)						189,756

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 6.20%

Federal National Mortgage Assoc.(k)	3.50%		TBA	37,900		37,900,000
Federal National Mortgage Assoc.(k)	5.50%		TBA	45,000		48,895,321
Government National Mortgage Assoc. (k)	4.00%		TBA	30,000		31,168,413
Total Government Sponsored Enterprises Pass-Throughs (cost $118,192,064)						117,963,734

MUNICIPAL BONDS 2.65%

Corporate-Backed 0.39%

Liberty Dev Corp., NY	5.25%		10/1/2035	2,950		3,012,039
St. Charles Parish, LA	4.00%		12/1/2040	4,500		4,427,370
Total						7,439,409

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Education 0.13%

University of California	6.27%	5/15/2031	$2,300	$2,474,823

Electric Revenue Bonds 0.31%

American Municipal Power, Inc.	7.834%	2/15/2041	4,750	5,943,818

Other Revenue 0.44%

Dallas Convention Center Hotel	7.088%	1/1/2042	1,375	1,581,498
Miami Dade Cnty, FL	6.91%	7/1/2039	3,065	3,328,283
Nashville & Davidson Cnty, TN	6.731%	7/1/2043	2,000	2,228,840
Southern California Metro Wtr	6.947%	7/1/2040	1,000	1,133,510
Total				8,272,131

Transportation 0.88%

Chicago, IL	6.845%	1/1/2038	4,750	5,118,315
Clark Cnty Arpt Dept of Avia	6.881%	7/1/2042	2,750	2,974,537
Metropolitan Washington Arpt	7.462%	10/1/2046	1,800	2,038,464
San Diego Cnty Regl Arpt Auth	6.628%	7/1/2040	6,000	6,532,920
Total				16,664,236

Utilities 0.50%

City of Chicago IL Waterworks	6.742%	11/1/2040	2,425	2,716,218
Guam Pwr Auth	7.50%	10/1/2015	1,500	1,537,995
Los Angeles Dept Wtr & Pwr, CA	7.003%	7/1/2041	1,000	1,098,730
Municipal Elec Auth of Georgia	7.055%	4/1/2057	1,790	1,740,542
New York City Wtr & Swr Sys	5.79%	6/15/2041	1,000	1,067,340
New York City Wtr & Swr Sys	6.282%	6/15/2042	750	830,138
San Francisco Pub Util Comm, CA	6.00%	11/1/2040	475	520,462
Total				9,511,425
Total Municipal Bonds (cost $50,938,555)				50,305,842

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.12%

7 WTC Depositor LLC Trust 2012-7WTC B†	5.965%	3/13/2031	489	502,222
Banc of America Commercial Mortgage Trust 2007-2 AM	5.803%#	4/10/2049	8,245	9,031,482
Banc of America Funding Corp. 2007-6 A1	0.48%#	7/25/2037	952	775,220
Banc of America Large Loan, Inc. 2009-FDG C†	7.524%	1/25/2042	1,325	1,494,981
Citigroup Commercial Mortgage Trust 2013-GC11 AS	3.422%	4/10/2046	5,980	5,627,963
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.364%#	6/15/2022	2,247	2,235,251
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%	3/10/2031	11,100	9,618,355
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.953%#	9/15/2039	1,300	1,404,854
Fosse Master Issuer plc 2012-1A 2A2 (United Kingdom)†(b)	1.663%#	10/18/2054	1,000	1,015,034
Fosse Master Issuer plc 2012-1A 2B1†	2.216%#	10/18/2054	1,250	1,269,370

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Granite Master Issuer plc 2006-3 A4 (United Kingdom)(b)	0.264%#	12/20/2054	$711	$698,994
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%	3/10/2039	1,384	1,430,036
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%	11/10/2039	2,000	2,154,633
GS Mortgage Securities Corp. II 2013-GC12 XA	1.954%#	6/10/2046	29,994	3,241,439
GS Mortgage Securities Corp. II 2013-GC12 XB	0.686%#	6/10/2046	47,400	2,128,118
GS Mortgage Securities Trust 2012-GC6 B†	5.826%#	1/10/2045	2,500	2,712,847
Holmes Master Issuer plc 2010-1A A2 (United Kingdom)†(b)	1.668%#	10/15/2054	1,250	1,256,235
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.987%#	6/15/2049	1,594	1,632,248
JPMorgan Chase Commercial Mortgage Securities Corp. 2009-RR1 A4B†	5.709%#	3/18/2051	3,810	4,223,614
Merrill Lynch Floating Trust 2008-LAQA A1†	0.723%#	7/9/2021	1,837	1,833,900
Merrill Lynch Mortgage Investors, Inc. 2006-AF2 AF1	6.25%	10/25/2036	2,589	2,362,249
Sequoia Mortgage Trust 2012-4 A3	2.069%	9/25/2042	1,473	1,384,388
Sequoia Mortgage Trust 2012-6 A2	1.808%	12/25/2042	2,712	2,538,740
Sequoia Mortgage Trust 2013-1 2A1	1.855%	2/25/2043	1,647	1,440,486
Sequoia Mortgage Trust 2013-2 A	1.874%	2/25/2043	3,227	2,820,122
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%	12/25/2059	2,809	2,789,906
VNO Mortgage Trust 2012-6AVE E†	3.448%#	11/15/2030	3,900	3,272,422
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	1,774	1,926,253
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	3,360	3,633,343
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%	6/15/2045	1,897	1,874,617
Total Non-Agency Commercial Mortgage-Backed Securities (cost $81,221,790)				78,329,322
Total Long-Term Investments (cost $1,963,092,115)				1,943,011,257

SHORT-TERM INVESTMENTS 3.30%

CORPORATE BOND 0.03%

Entertainment

Snoqualmie Entertainment Authority† (cost $595,730)	4.147%#	2/1/2014	600	589,500

FLOATING RATE LOAN 0.04%

Telecommunications

Activision Blizzard, Inc. Secured Bridge Loan (cost $660,000)	—	7/25/2014	660	660,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN BOND(d) 0.12%

Nigeria

Nigeria Treasury Bill (cost $2,290,462)	Zero Coupon	11/21/2013	NGN	377,000	$2,246,998

REPURCHASE AGREEMENT 3.11%

Repurchase Agreement dated 8/30/2013, Zero Coupon due 9/3/2013 with Fixed Income Clearing Corp. collateralized by $53,165,000 of U.S. Treasury Note at 5.125% due 5/15/2016; value: $60,342,275; proceeds: $59,158,128 (cost $59,158,128)				$59,158	59,158,128
Total Short-Term Investments (cost $62,704,320)					62,654,626

Total Investments in Securities 105.50% (cost $2,025,796,435)					2,005,665,883

Liabilities in Excess of Cash, Foreign Cash and Other Assets(l) (5.50%)					(104,517,916)

Net Assets 100.00%					$1,901,147,967

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2013

BRL	Brazilian real.
CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
MXN	Mexican peso.
NGN	Nigerian naira.
IO	Interest Only.
PIK	Payment-in-kind.
PO	Principal Only.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2013.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of August 31, 2013.
(b)	Foreign security traded in U.S. dollars.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Debenture pays interest at an annual fixed rate of 7.034% through January 15, 2018. Thereafter, interest will be paid at an annual floating rate of greater than 7.034% and 3-month LIBOR plus 2.68% through January 15, 2068. This debenture is subject to full redemption at the option of the issuer any time prior to January 15, 2018.
(f)	Debenture pays interest at an annual fixed rate of 8.375% through August 1, 2016. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 3.708% through August 1, 2066. This debenture is subject to full redemption at the option of the issuer any time prior to August 1, 2016.
(g)	Debenture pays interest at an annual fixed rate of 6.974% through December 1, 2017. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.53% through June 1, 2067. This debenture is subject to full redemption at the option of the issuer any time prior to December 1, 2017.
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2013.
(i)	IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.
(j)	Amount is less than $1,000.
(k)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(l)	Liabilities in Excess of Cash, Foreign Cash & Other Assets include net unrealized appreciation/depreciation on futures contracts and forward foreign currency exchange contracts, as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2013

Open Futures Contracts at August 31, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
Ultra Long U.S. Treasury Bond	December 2013	275	Long	$39,015,625	$656,608

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2013	1,526	Long	$182,631,204	$(205,235)
U.S. 10-Year Treasury Note	December 2013	2,083	Short	(258,877,844)	(800,897)
U.S. 30-Year Treasury Bond	December 2013	343	Short	(45,243,844)	(941,146)
Totals				$(121,490,484)	$(1,947,278)

Open Forward Foreign Currency Exchange Contracts at August 31, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Argentine peso	Buy	UBS AG	9/9/2013	38,500,000	$6,637,931	$6,734,498	$96,567
Chilean peso	Buy	Deutsche Bank AG	11/8/2013	1,950,000,000	3,757,660	3,784,228	26,568
Hungarian forint	Buy	J.P. Morgan	9/9/2013	2,105,000,000	9,103,833	9,232,443	128,610
Indian rupee	Buy	Morgan Stanley	11/8/2013	113,000,000	1,652,506	1,655,899	3,393
South Korean won	Buy	J.P. Morgan	11/8/2013	8,375,000,000	7,470,342	7,513,974	43,632
South Korean won	Buy	Barclays Bank plc	11/8/2013	6,550,000,000	5,836,229	5,876,600	40,371
South Korean won	Buy	Deutsche Bank AG	9/9/2013	3,378,000,000	2,969,018	3,042,101	73,083
Polish zloty	Buy	Goldman Sachs	10/3/2013	16,350,000	4,886,432	5,049,858	163,426
Polish zloty	Buy	Morgan Stanley	10/3/2013	9,800,000	3,020,832	3,026,826	5,994
Brazilian real	Sell	Goldman Sachs	11/18/2013	2,735,000	1,163,335	1,127,403	35,932
Brazilian real	Sell	Goldman Sachs	9/9/2013	4,650,000	1,953,264	1,946,611	6,653
Canadian dollar	Sell	Morgan Stanley	11/26/2013	2,970,000	2,852,272	2,813,989	38,283
Colombian peso	Sell	J.P. Morgan	9/9/2013	4,200,000,000	2,225,166	2,171,867	53,299
Colombian peso	Sell	Deutsche Bank AG	9/9/2013	375,000,000	194,301	193,917	384
Czech koruna	Sell	Deutsche Bank AG	9/23/2013	75,250,000	3,925,877	3,864,160	61,717

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2013

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	J.P. Morgan	11/8/2013	880,000	$1,169,527	$1,163,326	$6,201
euro	Sell	J.P. Morgan	10/17/2013	2,850,000	3,815,762	3,767,264	48,498
British pound	Sell	Barclays Bank plc	9/18/2013	3,210,000	5,029,033	4,973,999	55,034
Israeli new shekel	Sell	J.P. Morgan	10/3/2013	11,200,000	3,128,281	3,081,622	46,659
Indian rupee	Sell	Barclays Bank plc	9/10/2013	262,500,000	4,263,440	3,955,875	307,565
Mexican peso	Sell	Barclays Bank plc	11/29/2013	33,800,000	2,579,615	2,510,723	68,892
Malaysian ringgit	Sell	Deutsche Bank AG	11/8/2013	6,550,000	1,989,370	1,971,371	17,999
Peruvian Nuevo sol	Sell	UBS AG	9/9/2013	740,000	263,815	263,181	634
Philippine peso	Sell	J.P. Morgan	9/9/2013	19,000,000	429,155	426,019	3,136
Polish zloty	Sell	Morgan Stanley	10/3/2013	1,050,000	328,915	324,303	4,612
Russian ruble	Sell	J.P. Morgan	9/9/2013	12,500,000	376,598	374,578	2,020
Singapore dollar	Sell	Credit Suisse	9/9/2013	4,350,000	3,435,493	3,410,182	25,311
Singapore dollar	Sell	Deutsche Bank AG	9/9/2013	6,860,000	5,427,713	5,377,897	49,816
Singapore dollar	Sell	Goldman Sachs	11/8/2013	975,000	767,285	764,408	2,877
South African rand	Sell	Morgan Stanley	9/9/2013	3,660,000	368,796	355,709	13,087
South African rand	Sell	Morgan Stanley	9/9/2013	42,000,000	4,207,494	4,081,904	125,590
South African rand	Buy	J.P. Morgan	11/8/2013	18,300,000	1,736,266	1,762,182	25,916
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,581,759

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Argentine peso	Buy	UBS AG	10/2/2013	17,950,000	$3,073,630	$3,028,761	$(44,869)
Argentine peso	Buy	J.P. Morgan	11/8/2013	22,550,000	3,665,177	3,590,145	(75,032)
Brazilian real	Buy	Barclays Bank plc	10/2/2013	8,515,000	3,785,791	3,545,371	(240,420)
Brazilian real	Buy	UBS AG	10/2/2013	1,465,000	643,940	609,979	(33,961)
Brazilian real	Buy	Deutsche Bank AG	11/8/2013	5,100,000	2,174,840	2,106,802	(68,038)
Brazilian real	Buy	J.P. Morgan	11/8/2013	4,550,000	1,931,895	1,879,598	(52,297)
Brazilian real	Buy	UBS AG	9/9/2013	16,000,000	7,540,767	6,698,017	(842,750)
Canadian dollar	Buy	Barclays Bank plc	11/26/2013	83,000	78,735	78,640	(95)
Canadian dollar	Buy	Morgan Stanley	11/26/2013	55,000	52,208	52,111	(97)
Chilean peso	Buy	Credit Suisse	9/9/2013	4,940,000,000	9,929,648	9,673,219	(256,429)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2013

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Colombian peso	Buy	Credit Suisse	11/8/2013	8,750,000,000	$4,601,388	$4,499,616	$(101,772)
Colombian peso	Buy	Deutsche Bank AG	9/9/2013	11,400,000,000	5,944,931	5,895,068	(49,863)
Czech koruna	Buy	J.P. Morgan	9/23/2013	42,300,000	2,204,133	2,172,146	(31,987)
Hungarian forint	Buy	Goldman Sachs	10/3/2013	90,000,000	396,214	393,879	(2,335)
Hungarian forint	Buy	Barclays Bank plc	11/8/2013	136,350,000	607,553	594,815	(12,738)
Indonesian rupiah	Buy	Barclays Bank plc	10/3/2013	73,020,000,000	7,099,660	6,389,849	(709,811)
Indonesian rupiah	Buy	Barclays Bank plc	11/8/2013	97,200,000,000	9,156,854	8,340,961	(815,893)
Indian rupee	Buy	Credit Suisse	10/3/2013	52,300,000	866,899	775,307	(91,592)
Indian rupee	Buy	Barclays Bank plc	10/3/2013	9,150,000	150,424	135,642	(14,782)
Indian rupee	Buy	J.P. Morgan	11/8/2013	425,000,000	6,810,897	6,227,940	(582,957)
Indian rupee	Buy	Barclays Bank plc	9/10/2013	463,000,000	8,084,512	6,977,410	(1,107,102)
Mexican peso	Buy	J.P. Morgan	9/9/2013	91,700,000	7,103,087	6,860,110	(242,977)
Mexican peso	Buy	J.P. Morgan	10/3/2013	37,950,000	2,902,913	2,832,814	(70,099)
Mexican peso	Buy	Morgan Stanley	10/3/2013	39,500,000	3,050,594	2,948,515	(102,079)
Mexican peso	Buy	J.P. Morgan	11/8/2013	4,600,000	360,961	342,309	(18,652)
Mexican peso	Buy	J.P. Morgan	11/8/2013	35,400,000	2,760,938	2,634,292	(126,646)
Peruvian Nuevo sol	Buy	UBS AG	9/9/2013	9,350,000	3,423,028	3,325,331	(97,697)
Peruvian Nuevo sol	Buy	J.P. Morgan	11/8/2013	5,500,000	1,952,085	1,938,927	(13,158)
Philippine peso	Buy	Morgan Stanley	9/9/2013	110,000,000	2,573,701	2,466,423	(107,278)
Philippine peso	Buy	J.P. Morgan	10/3/2013	333,470,000	7,742,512	7,477,744	(264,768)
Philippine peso	Buy	Barclays Bank plc	10/3/2013	21,200,000	489,156	475,390	(13,766)
Philippine peso	Buy	UBS AG	11/8/2013	227,000,000	5,186,201	5,087,660	(98,541)
Polish zloty	Buy	J.P. Morgan	11/8/2013	27,555,000	8,752,429	8,492,169	(260,260)
Russian ruble	Buy	J.P. Morgan	9/9/2013	93,000,000	2,840,128	2,786,858	(53,270)
Russian ruble	Buy	Morgan Stanley	10/3/2013	60,730,000	1,814,542	1,813,739	(803)
Russian ruble	Buy	Barclays Bank plc	11/8/2013	29,650,000	886,795	880,173	(6,622)
Russian ruble	Buy	J.P. Morgan	9/9/2013	343,000,000	10,629,067	10,278,411	(350,656)
Singapore dollar	Buy	Deutsche Bank AG	9/9/2013	7,160,000	5,744,249	5,613,082	(131,167)
Thai baht	Buy	Morgan Stanley	9/9/2013	110,000,000	3,591,837	3,416,229	(175,608)
Thai baht	Buy	J.P. Morgan	9/9/2013	53,000,000	1,691,669	1,646,001	(45,668)
Thai baht	Buy	UBS AG	10/3/2013	66,500,000	2,134,831	2,062,422	(72,409)
Thai baht	Buy	J.P. Morgan	11/8/2013	185,400,000	5,902,579	5,738,452	(164,127)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2013

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Turkish lira	Buy	Goldman Sachs	9/9/2013	3,770,000	$1,983,729	$1,847,090	$(136,639)
Turkish lira	Buy	Barclays Bank plc	10/3/2013	9,000,000	4,604,711	4,389,730	(214,981)
Turkish lira	Buy	J.P. Morgan	11/8/2013	3,345,000	1,697,472	1,619,377	(78,095)
Turkish lira	Buy	Deutsche Bank AG	9/9/2013	17,500,000	9,236,705	8,574,027	(662,678)
Taiwan dollar	Buy	Barclays Bank plc	9/9/2013	63,000,000	2,110,694	2,105,527	(5,167)
Taiwan dollar	Buy	UBS AG	10/3/2013	4,600,000	154,497	153,817	(680)
Canadian dollar	Sell	Morgan Stanley	11/26/2013	82,000	77,552	77,693	(141)
Chilean peso	Sell	Credit Suisse	9/9/2013	250,000,000	484,919	489,535	(4,616)
euro	Sell	UBS AG	10/7/2013	425,000	553,917	561,763	(7,846)
euro	Sell	J.P. Morgan	10/7/2013	550,000	713,777	726,987	(13,210)
euro	Sell	J.P. Morgan	10/17/2013	1,362,000	1,780,058	1,800,356	(20,298)
British pound	Sell	J.P. Morgan	11/8/2013	660,000	1,007,941	1,022,293	(14,352)
Indonesian rupiah	Sell	Barclays Bank plc	10/3/2013	33,500,000,000	2,929,602	2,931,525	(1,923)
Japanese yen	Sell	Goldman Sachs	11/8/2013	99,500,000	1,005,994	1,013,714	(7,720)
South Korean won	Sell	J.P. Morgan	9/9/2013	250,000,000	222,934	225,141	(2,207)
Turkish lira	Sell	Goldman Sachs	9/9/2013	8,050,000	3,942,262	3,944,052	(1,790)
Taiwan dollar	Sell	Deutsche Bank AG	9/9/2013	93,350,000	3,116,861	3,119,856	(2,995)
Taiwan dollar	Sell	J.P. Morgan	10/3/2013	98,500,000	3,292,112	3,293,692	(1,580)
South African rand	Buy	Goldman Sachs	9/9/2013	23,270,000	2,277,828	2,261,569	(16,259)
South African rand	Buy	Morgan Stanley	10/3/2013	14,660,000	1,464,663	1,419,602	(45,061)
South African rand	Buy	Deutsche Bank AG	11/8/2013	5,800,000	583,952	558,506	(25,446)
South African rand	Buy	Deutsche Bank AG	9/9/2013	95,500,000	9,371,473	9,281,472	(90,001)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(8,904,756)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2013

The following is a summary of the inputs used as of August 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$137,930,307	$—	$137,930,307
Corporate Bonds	—	1,514,189,381	—	1,514,189,381
Floating Rate Loans(4)
Automotive	—	485,541	—	485,541
Energy Equipment & Services	—	2,367,698	—	2,367,698
Food/Tobacco	—	333,937	—	333,937
Health Care	—	538,266	—	538,266
Health Care Management Services	—	2,000,000	—	2,000,000
Metals & Minerals: Miscellaneous	—	—	1,040,360	1,040,360
Miscellaneous	—	—	698,976	698,976
Services	—	1,656,115	1,612,472	3,268,587
Telecommunications	—	1,650,000	—	1,650,000
Utilities	—	—	3,624,237	3,624,237
Foreign Bonds	—	13,283,739	—	13,283,739
Foreign Government Obligations	—	18,308,072	—	18,308,072
Government Sponsored Enterprises
Collateralized Mortgage Obligations	—	189,756	—	189,756
Government Sponsored Enterprises
Pass-Throughs	—	117,963,734	—	117,963,734
Municipal Bonds	—	50,305,842	—	50,305,842
Non-Agency Commercial
Mortgage-Backed Securities	—	78,329,322	—	78,329,322
Repurchase Agreement	—	59,158,128	—	59,158,128
Total	$—	$1,998,689,838	$6,976,045	$2,005,665,883
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$1,581,759	$—	$1,581,759
Liabilities	—	(8,904,756)	—	(8,904,756)
Futures Contracts
Assets	656,608	—	—	656,608
Liabilities	(1,947,278)	—	—	(1,947,278)
Unfunded Commitments			—
Assets	—	—	1,632	1,632
Liabilities	—	—	—	—
Total	$(1,290,670)	$(7,322,997)	$1,632	$(8,612,035)

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2013.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs in the valuation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2013

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans	Unfunded Commitments
Balance as of December 1, 2012	$5,937,028	$—
Accrued discounts/premiums	36,112	—
Realized gain (loss)	30,275	—
Change in unrealized appreciation/depreciation	(466,436)	2,421
Purchases	2,615,572	—
Sales	(2,901,782)	—
Net transfers in or out of Level 3	1,725,276	(789)
Balance as of August 31, 2013	$6,976,045	$1,632

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 94.47%

ASSET-BACKED SECURITIES 10.45%

Automobiles 5.25%

Ally Auto Receivables Trust 2012-2 A2	0.56%	10/15/2014	$19	$19,494
Ally Auto Receivables Trust 2012-2 A3	0.74%	4/15/2016	2,040	2,042,431
Ally Auto Receivables Trust 2012-5 A3	0.62%	3/15/2017	940	938,368
Ally Auto Receivables Trust 2013-SN1 A2	0.52%	5/20/2015	1,080	1,078,408
AmeriCredit Automobile Receivables Trust 2011-5 A2	1.19%	8/8/2015	60	59,991
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%	10/8/2015	92	92,572
AmeriCredit Automobile Receivables Trust 2012-4 A2	0.49%	4/8/2016	870	869,300
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%	6/8/2017	1,245	1,242,325
AmeriCredit Automobile Receivables Trust 2012-5 A3	0.62%	6/8/2017	1,210	1,207,000
AmeriCredit Automobile Receivables Trust 2013-1 A3	0.61%	10/10/2017	1,200	1,194,845
AmeriCredit Automobile Receivables Trust 2013-1 B	1.07%	3/8/2018	819	809,269
AmeriCredit Automobile Receivables Trust 2013-3 B	1.58%	9/10/2018	685	681,578
Bank of America Auto Trust 2012-1 A2	0.59%	11/17/2014	36	36,276
BMW Vehicle Lease Trust 2013-1 A3	0.54%	9/21/2015	875	872,907
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	1,570	1,564,945
Capital Auto Receivables Asset Trust 2013-1 A1	0.47%	3/20/2015	1,929	1,927,252
Capital Auto Receivables Asset Trust 2013-1 A2	0.62%	7/20/2016	1,927	1,924,829
CarMax Auto Owner Trust 2011-1 A3	1.29%	9/15/2015	44	44,579
CarMax Auto Owner Trust 2012-1 A2	0.59%	3/16/2015	27	26,830
Ford Credit Auto Lease Trust 2012-A A2	0.63%	4/15/2014	5	5,183
Huntington Auto Trust 2012-1 A2	0.54%	11/17/2014	68	67,719
Huntington Auto Trust 2012-2 A3	0.51%	4/17/2017	1,620	1,614,060
Hyundai Auto Lease Securitization Trust 2012-A A2†	0.68%	1/15/2015	145	144,877
Hyundai Auto Lease Securitization Trust 2012-A A3†	0.92%	8/17/2015	3,425	3,434,004
Hyundai Auto Lease Securitization Trust 2013-A A3†	0.66%	6/15/2016	3,800	3,793,692
Hyundai Auto Lease Securitization Trust 2013-B A3†	0.98%	10/17/2016	1,300	1,298,701
Hyundai Auto Receivables Trust 2010-B A3	0.97%	4/15/2015	89	89,137
Hyundai Auto Receivables Trust 2012-C A3	0.53%	4/17/2017	850	848,619
Hyundai Auto Receivables Trust 2013-A A3	0.56%	7/17/2017	1,060	1,057,426
Mercedes-Benz Auto Lease Trust 2013-A A3	0.59%	2/15/2016	2,633	2,632,043

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Automobiles (continued)

Nissan Auto Lease Trust 2012-B A3	0.58%	11/16/2015	$3,275	$3,270,543
Nissan Auto Receivables Owner Trust 2012-A A2	0.54%	10/15/2014	51	51,429
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%	11/17/2014	64	64,498
Santander Drive Auto Receivables Trust 2011-3 A3	1.23%	4/15/2015	236	235,878
Santander Drive Auto Receivables Trust 2011-4 A2	1.37%	3/16/2015	61	60,679
Santander Drive Auto Receivables Trust 2011-4 A3	1.64%	9/15/2015	125	125,362
Santander Drive Auto Receivables Trust 2012-1 A2	1.25%	4/15/2015	29	28,971
Santander Drive Auto Receivables Trust 2012-2 A3	1.22%	12/15/2015	640	641,783
Santander Drive Auto Receivables Trust 2012-3 A2	0.83%	4/15/2015	255	254,971
Santander Drive Auto Receivables Trust 2012-3 A3	1.08%	4/15/2016	2,050	2,054,611
Santander Drive Auto Receivables Trust 2012-4 A2	0.79%	8/17/2015	593	593,120
Santander Drive Auto Receivables Trust 2012-5 A3	0.83%	12/15/2016	370	369,825
Santander Drive Auto Receivables Trust 2012-6 A3	0.62%	7/15/2016	800	799,961
Santander Drive Auto Receivables Trust 2012-AA A2†	0.55%	2/16/2016	1,653	1,652,521
Santander Drive Auto Receivables Trust 2013-1 A2	0.48%	2/16/2016	232	231,949
Santander Drive Auto Receivables Trust 2013-1 A3	0.62%	6/15/2017	350	348,405
Santander Drive Auto Receivables Trust 2013-2 A2	0.47%	3/15/2016	1,958	1,957,604
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%	9/15/2016	1,350	1,349,327
Santander Drive Auto Receivables Trust 2013-3 B	1.19%	5/15/2018	930	914,015
Volkswagen Auto Lease Trust 2012-A A3	0.87%	7/20/2015	2,550	2,557,640
Volkswagen Auto Loan Enhanced Trust 2012-2 A3	0.46%	1/20/2017	2,555	2,546,105
Total				51,727,857

Credit Cards 1.11%

American Express Credit Account Master Trust 2012-3 B	0.684%#	3/15/2018	300	299,118
Bank of America Credit Card Trust 2008-C5	4.934%#	3/15/2016	1,600	1,608,426
Citibank Omni Master Trust 2009-A14A†	2.934%#	8/15/2018	2,550	2,609,143
Discover Card Execution Note Trust 2012-B3	0.634%#	5/15/2018	1,150	1,135,627
Dryrock Issuance Trust 2012-1 A	0.334%#	8/15/2017	925	922,919
Dryrock Issuance Trust 2012-2 A	0.64%	8/15/2018	750	745,378

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Credit Cards (continued)

MBNA Credit Card Master Note Trust 2004-B1	4.45%		8/15/2016	$1,460	$1,489,367
World Financial Network Credit Card Master Trust 2011-A	1.68%		8/15/2018	400	404,031
World Financial Network Credit Card Master Trust 2013-B A	0.91%		3/16/2020	1,750	1,736,230
Total					10,950,239

Home Equity 1.02%

Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	0.344	%#	5/25/2036	1,983	1,772,938
Atrium V-5A A1†	0.514	%#	7/20/2020	499	489,629
Bear Stearns Asset Backed Securities Trust 2006-HE10 21A1	0.254	%#	12/25/2036	48	47,523
Gannett Peak CLO Ltd. 2006-1A A1B†	0.534	%#	10/27/2020	201	199,563
Home Equity Asset Trust 2006-6 2A2	0.294	%#	11/25/2036	660	657,551
Home Equity Asset Trust 2006-7 2A2	0.294	%#	1/25/2037	2,024	1,975,187
Home Equity Asset Trust 2006-8 2A2	0.294	%#	3/25/2037	910	901,648
Liberty CLO Ltd. 2005-1A A1C†	0.515	%#	11/1/2017	385	383,206
Mountain Capital CLO IV Ltd. 2005-4A A2L†	0.723	%#	3/15/2018	500	489,450
New Century Home Equity Loan Trust 2005-A A6	4.954	%#	8/25/2035	597	589,098
OHA Park Avenue CLO Ltd. 2007-1A A1B†	0.503	%#	3/14/2022	453	443,678
Option One Mortgage Loan Trust 2005-1 A4	0.99	%#	2/25/2035	231	226,014
Race Point III CLO Ltd. 2006-3 A (Ireland)†(a)	0.528	%#	4/15/2020	1,114	1,098,874
WhiteHorse III Ltd. 2006-1A A1L†	0.535	%#	5/1/2018	774	767,032
Total					10,041,391

Other 3.07%

Carrington Mortgage Loan Trust 2005-NC3 A1D	0.52	%#	6/25/2035	27	27,170
CIT Mortgage Loan Trust 2007-1 2A2†	1.434	%#	10/25/2037	1,372	1,370,146
First Franklin Mortgage Loan Trust 2006-FF17 A4	0.29	%#	12/25/2036	576	568,995
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A1†	1.34%		10/15/2043	2,520	2,521,590

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)

HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%		10/15/2045	$1,100	$1,106,359
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A1†	0.898%		1/15/2044	1,100	1,099,460
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A2†	1.495%		1/16/2046	2,750	2,730,549
HLSS Servicer Advance Receivables Backed Notes 2013-T1 B1†	1.247%		1/15/2044	350	349,725
HLSS Servicer Advance Receivables Backed Notes 2013-T2 A2†	1.147%		5/16/2044	1,000	994,399
HLSS Servicer Advance Receivables Backed Notes 2013-T2 B2†	1.495%		5/16/2044	750	745,625
HLSS Servicer Advance Receivables Backed Notes 2013-T3 A3†	1.793%		5/15/2046	1,000	974,669
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%		5/15/2046	1,000	971,167
Morgan Stanley ABS Capital I 2006-HE1 A3	0.37	%#	1/25/2036	367	362,113
Nationstar Mortgage Advance Receivables Trust 2013-T1A A1†	1.08%		6/20/2044	1,300	1,299,130
Nationstar Mortgage Advance Receivables Trust 2013-T3A A3†	2.438%		6/20/2048	1,300	1,266,194
Saxon Asset Securities Trust 2006-3 A2	0.294	%#	10/25/2046	34	34,330
Securitized Asset Backed Receivables LLC Trust 2005-FR5 A1B	0.47	%#	8/25/2035	615	589,196
SLM Student Loan Trust 2006-4 A4	0.346	%#	4/25/2023	737	737,189
SLM Student Loan Trust 2007-2 A2	0.266	%#	7/25/2017	381	380,135
SLM Student Loan Trust 2007-7 A2	0.466	%#	1/25/2016	368	367,297
SLM Student Loan Trust 2010-A 2A†	3.434	%#	5/16/2044	1,814	1,881,386
SLM Student Loan Trust 2010-C A1†	1.834	%#	12/15/2017	55	54,798
SLM Student Loan Trust 2011-1 A1(b)	0.704	%#	3/25/2026	430	430,700
SLM Student Loan Trust 2011-A A1†	1.184	%#	10/15/2024	2,046	2,051,990
SLM Student Loan Trust 2011-B A1†	1.034	%#	12/16/2024	1,029	1,025,487
SLM Student Loan Trust 2011-C A1†	1.584	%#	12/15/2023	1,104	1,112,001

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Other (continued)

SLM Student Loan Trust 2012-A A1†	1.584%#	8/15/2025	$185	$186,140
SLM Student Loan Trust 2012-C A1†	1.284%#	8/15/2023	978	982,781
SLM Student Loan Trust 2012-E A1†	0.934%#	10/16/2023	728	727,634
SLM Student Loan Trust 2013-B A1†	0.834%#	7/15/2022	1,780	1,772,525
Structured Asset Securities Corp. 2006-GEL3 A2†	0.42%#	7/25/2036	111	109,871
Structured Asset Securities Corp. 2007-BC2 A3	0.32%#	3/25/2037	1,483	1,436,623
Total				30,267,374
Total Asset-Backed Securities (cost $103,261,174)				102,986,861

CORPORATE BONDS 42.01%

Aerospace/Defense 0.03%

Exelis, Inc.	4.25%	10/1/2016	78	81,819
Litton Industries, Inc.	6.75%	4/15/2018	200	226,061
Total				307,880

Air Transportation 0.32%

Air Canada (Canada)†(a)	9.25%	8/1/2015	1,000	1,044,375
Continental Airlines, Inc.	7.461%	10/1/2016	9	8,928
United Airlines, Inc.†	6.75%	9/15/2015	1,250	1,298,437
US Airways 2012-1 Class C Pass-Through Trust	9.125%	10/1/2015	784	815,781
Total				3,167,521

Apparel 0.42%

Fifth & Pacific Cos., Inc.	10.50%	4/15/2019	170	186,363
J. Crew Group, Inc.	8.125%	3/1/2019	2,225	2,352,937
Perry Ellis International, Inc.	7.875%	4/1/2019	469	498,312
PVH Corp.	7.375%	5/15/2020	1,000	1,085,000
Total				4,122,612

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Auto Parts: Original Equipment 0.08%

Delphi Corp.	5.875%	5/15/2019	$50	$53,250
Hertz Corp. (The)	5.875%	10/15/2020	150	154,687
International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018	100	102,500
Stanadyne Holdings, Inc.	12.00%	2/15/2015	50	30,750
Titan International, Inc.†	7.875%	10/1/2017	459	488,835
Total				830,022

Auto: Trucks & Parts 0.00%

Commercial Vehicle Group, Inc.	7.875%	4/15/2019	25	25,000

Automotive 0.23%

Kia Motors Corp. (South Korea)†(a)	3.625%	6/14/2016	200	208,663
TRW Automotive, Inc.†	8.875%	12/1/2017	1,974	2,097,375
Total				2,306,038

Banks: Diversified 6.72%

Abbey National Treasury Services plc (United Kingdom)(a)	1.844%#	4/25/2014	275	277,353
Abbey National Treasury Services plc (United Kingdom)(a)	3.05%	8/23/2018	700	703,448
Abbey National Treasury Services plc (United Kingdom)†(a)	3.875%	11/10/2014	1,050	1,082,097
Associated Banc-Corp	1.875%	3/12/2014	550	550,684
Associated Banc-Corp	5.125%	3/28/2016	1,370	1,465,148
Banco Bradesco SA†	2.363%#	5/16/2014	1,953	1,966,235
Banco Davivienda SA (Colombia)†(a)	2.95%	1/29/2018	200	185,500
Banco de Costa Rica (Costa Rica)†(a)	5.25%	8/12/2018	200	202,500
Banco de Credito e Inversiones (Chile)†(a)	3.00%	9/13/2017	200	196,428
Banco del Estado de Chile (Chile)†(a)	2.00%	11/9/2017	1,000	977,810

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Banks: Diversified (continued)

Banco del Estado de Chile COD	2.03%	4/2/2015	$100	$101,905
Banco do Brasil SA	3.875%	1/23/2017	200	204,750
Banco Santander Chile (Chile)†(a)	2.133%#	6/7/2018	1,000	1,011,250
Bank of America Corp.	5.42%	3/15/2017	1,579	1,706,410
Bank of America Corp.	5.75%	12/1/2017	450	503,981
Bank of America Corp.	5.75%	8/15/2016	370	405,232
Bank of America Corp.	7.625%	6/1/2019	450	542,278
Bank of America Corp.	7.75%	8/15/2015	400	445,365
Bank of America Corp.	7.80%	9/15/2016	1,850	2,124,176
Bank of America NA	5.30%	3/15/2017	2,425	2,647,535
Bank of America NA	6.10%	6/15/2017	500	559,640
Citigroup, Inc.	4.875%	5/7/2015	600	633,424
Citigroup, Inc.	5.00%	9/15/2014	3,175	3,299,911
Citigroup, Inc.	5.50%	2/15/2017	2,867	3,114,282
Comerica Bank	8.375%	7/15/2024	750	795,726
Corpbanca SA (Chile)(a)	3.125%	1/15/2018	200	178,170
Discover Bank	8.70%	11/18/2019	300	379,529
DnB NOR Boligkreditt AS (Norway)†(a)	2.10%	10/14/2016	3,190	3,271,983
First Citizens St. Lucia Ltd. (Saint Lucia)†(a)	4.903%	2/9/2016	150	152,790
First Midwest Bancorp, Inc.	5.875%	11/22/2016	125	132,647
Goldman Sachs Group, Inc. (The)	5.625%	1/15/2017	2,225	2,425,021
Goldman Sachs Group, Inc. (The)	6.15%	4/1/2018	3,125	3,536,503
Hana Bank (South Korea)†(a)	1.375%	2/5/2016	200	197,159
HBOS plc (United Kingdom)†(a)	6.75%	5/21/2018	2,000	2,196,508
JPMorgan Chase Bank NA	6.00%	10/1/2017	3,000	3,409,992
Korea Development Bank (The) (South Korea)(a)	1.00%	1/22/2016	200	196,751
Macquarie Bank Ltd. (Australia)†(a)	2.00%	8/15/2016	1,500	1,498,500
Morgan Stanley	3.45%	11/2/2015	700	725,866
Morgan Stanley	4.20%	11/20/2014	575	596,907
Morgan Stanley	4.75%	4/1/2014	2,687	2,742,594
Morgan Stanley	5.375%	10/15/2015	1,250	1,346,507
Morgan Stanley	5.55%	4/27/2017	375	413,181
Morgan Stanley	5.95%	12/28/2017	850	952,450
Morgan Stanley	6.00%	4/28/2015	2,250	2,414,905
Morgan Stanley	6.25%	8/28/2017	750	847,776
Nordea Eiendomskreditt AS (Norway)†(a)	2.125%	9/22/2017	1,210	1,240,116
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	15	16,688
Regions Bank	7.50%	5/15/2018	2,075	2,428,646
Regions Financial Corp.	7.75%	11/10/2014	325	349,823
Royal Bank of Canada (Canada)(a)	1.20%	9/19/2017	2,345	2,293,788

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Banks: Diversified (continued)

Russian Agricultural Bank OJSC via RSHB Capital SA (Luxembourg)†(a)	5.298%	12/27/2017	$200	$203,760
Russian Agricultural Bank OJSC via RSHB Capital SA (Luxembourg)†(a)	7.125%	1/14/2014	200	204,500
Sberbank via SB Capital SA (Russia)†(a)	4.95%	2/7/2017	200	209,500
Sberbank via SB Capital SA (Russia)(a)	5.40%	3/24/2017	100	106,020
Shinhan Bank (South Korea)†(a)	4.375%	7/27/2017	200	214,271
Sparebank 1 Boligkreditt AS (Norway)†(a)	2.30%	6/30/2018	950	967,878
Standard Chartered Bank (United Kingdom)†(a)	6.40%	9/26/2017	1,400	1,588,650
Swedbank Hypotek AB (Sweden)†(a)	2.95%	3/28/2016	370	387,037
Synovus Financial Corp.	5.125%	6/15/2017	300	306,000
Synovus Financial Corp.	7.875%	2/15/2019	200	229,000
Turkiye Halk Bankasi AS (Turkey)†(a)	4.875%	7/19/2017	1,200	1,170,000
Turkiye Vakiflar Bankasi Tao (Turkey)†(a)	3.75%	4/15/2018	300	270,750
Turkiye Vakiflar Bankasi Tao (Turkey)†(a)	5.75%	4/24/2017	500	502,550
VTB Bank OJSC via VTB Capital SA (Luxembourg)†(a)	6.00%	4/12/2017	200	208,750
Total				66,216,534

Banks: Money Center 0.46%

Akbank TAS (Turkey)†(a)	3.875%	10/24/2017	150	140,250
Banco de Credito del Peru (Peru)†(a)	4.75%	3/16/2016	100	105,400
Banco Latinoamericano de Comercio Exterior SA (Panama)†(a)	3.75%	4/4/2017	200	200,500
BBVA Banco Continental SA (Peru)†(a)	2.25%	7/29/2016	600	585,000
BBVA Banco Continental SA (Peru)†(a)	3.25%	4/8/2018	400	387,000
Eurasian Development Bank (Kazakhstan)†(a)	7.375%	9/29/2014	400	426,880
Export-Import Bank of Korea (South Korea)(a)	3.75%	10/20/2016	200	211,837
Wilmington Trust Corp.	8.50%	4/2/2018	350	420,056
Zions Bancorporation	4.00%	6/20/2016	375	388,127
Zions Bancorporation	4.50%	3/27/2017	1,500	1,580,491
Zions Bancorporation	7.75%	9/23/2014	125	133,137
Total				4,578,678

Beverages 0.27%

Beam, Inc.	4.875%	12/1/2013	100	100,921
Central American Bottling Corp.†	6.75%	2/9/2022	30	31,050
Cott Beverages, Inc.	8.125%	9/1/2018	50	53,937
Cott Beverages, Inc.	8.375%	11/15/2017	550	580,250
Pernod Ricard SA (France)†(a)	2.95%	1/15/2017	1,804	1,844,482
Total				2,610,640

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Biotechnology Research & Production 0.31%

Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	$1,500	$1,564,569
Life Technologies Corp.	3.50%	1/15/2016	452	469,236
Life Technologies Corp.	4.40%	3/1/2015	1,000	1,043,319
Total				3,077,124

Brokers 0.18%

E*Trade Financial Corp.	6.75%	6/1/2016	200	212,500
Jefferies Group, Inc.	5.875%	6/8/2014	325	339,300
Raymond James Financial, Inc.	8.60%	8/15/2019	1,000	1,247,683
Total				1,799,483

Building Materials 0.25%

Cemex Finance LLC†	9.375%	10/12/2022	200	210,500
Cimento Tupi SA (Brazil)†(a)	9.75%	5/11/2018	195	193,050
Interline Brands, Inc.	7.50%	11/15/2018	245	258,475
Interline Brands, Inc. PIK	10.00%	11/15/2018	625	676,562
Nortek, Inc.	8.50%	4/15/2021	165	179,438
Nortek, Inc.	10.00%	12/1/2018	75	82,500
Owens Corning, Inc.	6.50%	12/1/2016	200	223,398
Owens Corning, Inc.	9.00%	6/15/2019	271	327,768
Ply Gem Industries, Inc.	9.375%	4/15/2017	262	277,065
Total				2,428,756

Business Services 0.49%

Alliance Data Systems Corp.†	5.25%	12/1/2017	850	881,875
Alliance Data Systems Corp.†	6.375%	4/1/2020	500	526,250
Brickman Group Holdings, Inc.†	9.125%	11/1/2018	575	618,844
Expedia, Inc.	7.456%	8/15/2018	750	866,943
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	100	103,125
Iron Mountain, Inc.	7.75%	10/1/2019	584	648,240
Iron Mountain, Inc.	8.375%	8/15/2021	932	1,018,210
Monitronics International, Inc.	9.125%	4/1/2020	150	156,000
Total				4,819,487

Cable Services 0.08%

Time Warner Cable, Inc.	5.85%	5/1/2017	750	817,137

Chemicals 1.31%

Airgas, Inc.	7.125%	10/1/2018	1,125	1,169,236
Braskem SA (Brazil)†(a)	11.75%	1/22/2014	100	105,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Chemicals (continued)

Cabot Finance BV (Netherlands)†(a)	5.25%	9/1/2013	$130	$130,000
CF Industries, Inc.	6.875%	5/1/2018	1,945	2,269,877
Huntsman International LLC	8.625%	3/15/2020	597	662,670
Methanex Corp. (Canada)(a)	3.25%	12/15/2019	400	389,929
Methanex Corp. (Canada)(a)	6.00%	8/15/2015	1,000	1,065,646
Nufarm Australia Ltd. (Australia)†(a)	6.375%	10/15/2019	400	402,000
Phibro Animal Health Corp.†	9.25%	7/1/2018	1,125	1,209,375
Rhodia SA (France)†(a)	6.875%	9/15/2020	3,850	4,307,442
Sibur Securities Ltd. (Ireland)†(a)	3.914%	1/31/2018	200	189,500
Yara International ASA (Norway)†(a)	7.875%	6/11/2019	850	1,017,931
Total				12,919,106

Coal 0.27%

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.25%	12/15/2017	1,350	1,427,625
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.50%	12/15/2019	1,100	1,196,250
Total				2,623,875

Communications & Media 0.23%

Digicel Ltd. (Jamaica)†(a)	8.25%	9/1/2017	2,200	2,299,000

Computer Hardware 0.19%

Hewlett-Packard Co.	1.25%	9/13/2013	1,750	1,750,049
Hewlett-Packard Co.	2.625%	12/9/2014	149	152,085
Total				1,902,134

Computer Software 0.35%

Brocade Communications Systems, Inc.	6.875%	1/15/2020	135	146,137
SERENA Software, Inc.	10.375%	3/15/2016	847	838,530
SunGard Data Systems, Inc.	7.375%	11/15/2018	2,350	2,508,625
Total				3,493,292

Construction/Homebuilding 0.20%

CRH America, Inc.	4.125%	1/15/2016	125	131,296
CRH America, Inc.	5.30%	10/15/2013	1,068	1,073,354
CRH America, Inc.	8.125%	7/15/2018	350	424,332
Empresas ICA SAB de CV (Mexico)†(a)	8.375%	7/24/2017	300	289,500
Total				1,918,482

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Containers 0.37%

Berry Plastics Corp.	9.50%	5/15/2018	$1,500	$1,636,875
BWAY Holding Co.	10.00%	6/15/2018	300	330,000
Rock-Tenn Co.	4.45%	3/1/2019	948	995,880
Tekni-Plex, Inc.†	9.75%	6/1/2019	600	675,000
Total				3,637,755

Copper 0.01%

Southern Copper Corp.	6.375%	7/27/2015	100	108,666

Data Product, Equipment & Communications 0.74%

Fidelity National Information Services, Inc.	5.00%	3/15/2022	850	874,903
Fidelity National Information Services, Inc.	7.875%	7/15/2020	5,800	6,430,309
Total				7,305,212

Drugs 1.29%

Hospira, Inc.	5.20%	8/12/2020	300	301,826
Hospira, Inc.	6.05%	3/30/2017	590	635,894
Mylan, Inc.†	6.00%	11/15/2018	3,400	3,661,235
Mylan, Inc.†	7.875%	7/15/2020	3,650	4,169,789
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC	7.75%	9/15/2018	3,550	3,896,125
Total				12,664,869

Electric: Power 1.19%

Black Hills Corp.	9.00%	5/15/2014	1,175	1,236,830
CE Generation LLC	7.416%	12/15/2018	1,099	1,125,998
Cleveland Electric Illuminating Co. (The)	5.70%	4/1/2017	182	198,831
DPL, Inc.	6.50%	10/15/2016	400	424,000
Duquesne Light Holdings, Inc.	5.50%	8/15/2015	1,125	1,210,943
Entergy Corp.	4.70%	1/15/2017	960	1,025,013
Indiantown Cogeneration LP	9.77%	12/15/2020	651	715,761
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	380	406,600
PPL WEM Holdings plc (United Kingdom)†(a)	3.90%	5/1/2016	2,500	2,616,807
Red Oak Power LLC	8.54%	11/30/2019	665	708,691
TransAlta Corp. (Canada)(a)	5.75%	12/15/2013	2,045	2,071,859
Total				11,741,333

Electrical Equipment 0.03%

STATS ChipPAC Ltd. (Singapore)†(a)	4.50%	3/20/2018	300	293,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Electrical: Household 0.04%

WireCo WorldGroup, Inc.	9.50%	5/15/2017	$360	$374,400

Electronics 0.18%

FLIR Systems, Inc.	3.75%	9/1/2016	589	606,104
Jabil Circuit, Inc.	7.75%	7/15/2016	475	540,313
Jabil Circuit, Inc.	8.25%	3/15/2018	525	620,812
Total				1,767,229

Electronics: Semi-Conductors/Components 0.14%

Avnet, Inc.	5.875%	3/15/2014	1,200	1,228,787
Freescale Semiconductor, Inc.	10.125%	12/15/2016	100	102,750
Total				1,331,537

Energy Equipment & Services 0.73%

Energy Transfer Partners LP	6.125%	2/15/2017	400	447,564
Energy Transfer Partners LP	8.50%	4/15/2014	1,500	1,567,121
Energy Transfer Partners LP	9.00%	4/15/2019	2,245	2,822,991
Energy Transfer Partners LP	9.70%	3/15/2019	1,000	1,280,588
NRG Energy, Inc.	7.625%	5/15/2019	1,050	1,115,625
Total				7,233,889

Engineering & Contracting Services 0.34%

New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	375	223,125
URS Corp.†	4.35%	4/1/2017	3,075	3,126,549
Total				3,349,674

Entertainment 1.23%

Greektown Superholdings, Inc.	13.00%	7/1/2015	1,820	1,915,550
Seminole Indian Tribe of Florida†	5.798%	10/1/2013	100	100,125
Seminole Indian Tribe of Florida†	6.535%	10/1/2020	300	319,500
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	3,000	3,198,750
Seminole Indian Tribe of Florida†	7.804%	10/1/2020	500	535,000
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	700	700,000
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	1,750	1,746,719

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Entertainment (continued)

Vail Resorts, Inc.	6.50%	5/1/2019	$1,275	$1,357,875
WMG Acquisition Corp.	11.50%	10/1/2018	1,650	1,909,875
WMG Holdings Corp.	13.75%	10/1/2019	150	176,625
WMG Holdings Corp.†	13.75%	10/1/2019	100	117,750
Total				12,077,769

Financial Services 2.41%

Air Lease Corp.	5.625%	4/1/2017	1,250	1,346,875
Bear Stearns Cos. LLC (The)	5.55%	1/22/2017	2,843	3,129,054
Credit Suisse AG (Guernsey)†(a)	1.625%	3/6/2015	955	968,996
DTEK Finance plc (United Kingdom)†(a)	7.875%	4/4/2018	500	472,500
Dun & Bradstreet Corp. (The)	3.25%	12/1/2017	1,248	1,250,783
Graton Economic Development Authority†	9.625%	9/1/2019	550	610,500
Hyundai Capital America†	1.625%	10/2/2015	250	250,060
Hyundai Capital America†	2.875%	8/9/2018	500	498,001
Hyundai Capital America†	3.75%	4/6/2016	100	104,560
Hyundai Capital America†	4.00%	6/8/2017	200	208,480
Hyundai Capital Services, Inc. (South Korea)†(a)	3.50%	9/13/2017	200	205,592
Hyundai Capital Services, Inc. (South Korea)†(a)	4.375%	7/27/2016	1,000	1,059,738
Hyundai Capital Services, Inc. (South Korea)†(a)	6.00%	5/5/2015	200	214,176
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.375%	10/1/2017	225	234,563
Legacy Reserves LP/Finance Corp.†	8.00%	12/1/2020	325	333,125
Merrill Lynch & Co., Inc.	5.45%	7/15/2014	350	364,212
Merrill Lynch & Co., Inc.	5.70%	5/2/2017	500	544,385
Merrill Lynch & Co., Inc.	6.40%	8/28/2017	825	941,544
MU Finance plc (United Kingdom)†(a)	8.375%	2/1/2017	1,164	1,234,255
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	350	371,000
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	1,500	1,687,500
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	500	540,000
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	1,750	1,955,625
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	1,056	1,096,056
Utility Contract Funding LLC†	7.944%	10/1/2016	696	777,751
Western Union Co. (The)	1.262%#	8/21/2015	500	501,016
Western Union Co. (The)	2.875%	12/10/2017	1,500	1,507,308
Woodside Finance Ltd. (Australia)†(a)	4.50%	11/10/2014	350	363,080
Woodside Finance Ltd. (Australia)†(a)	5.00%	11/15/2013	150	151,152
Woodside Finance Ltd. (Australia)†(a)	8.125%	3/1/2014	835	862,555
Total				23,784,442

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Financial: Miscellaneous 2.17%

Compagnie de Financement Foncier SA (France)†(a)	2.25%	3/7/2014	$4,700	$4,748,673
Ford Motor Credit Co. LLC	4.25%	2/3/2017	675	708,581
Ford Motor Credit Co. LLC	7.00%	4/15/2015	700	758,964
Ford Motor Credit Co. LLC	8.00%	12/15/2016	3,668	4,273,260
Ford Motor Credit Co. LLC	8.70%	10/1/2014	1,500	1,617,678
Ford Motor Credit Co. LLC	12.00%	5/15/2015	1,275	1,496,716
Hercules Offshore, Inc.†	10.50%	10/15/2017	1,950	2,071,875
Kayne Anderson MLP Investment Co.†	1.433%#	8/19/2016	500	506,610
NASDAQ OMX Group, Inc. (The)	4.00%	1/15/2015	440	455,028
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	510	547,462
SLM Corp.	4.625%	9/25/2017	395	398,950
SLM Corp.	5.00%	10/1/2013	25	25,094
SLM Corp.	5.00%	6/15/2018	200	198,097
SLM Corp.	6.00%	1/25/2017	800	852,000
SLM Corp.	6.25%	1/25/2016	1,330	1,423,100
SLM Corp.	8.45%	6/15/2018	1,000	1,145,000
Turkiye Garanti Bankasi AS (Turkey)†(a)	4.00%	9/13/2017	200	188,500
Total				21,415,588

Food 0.47%

CFG Investment SAC (Peru)†(a)	9.75%	7/30/2019	200	184,000
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%	2/1/2020	850	922,250
Michael Foods Holding, Inc. PIK†	8.50%	7/15/2018	200	207,000
Minerva Luxembourg SA (Luxembourg)†(a)	12.25%	2/10/2022	200	229,000
Raizen Fuels Finance Ltd.†	9.50%	8/15/2014	600	643,800
Southern States Cooperative, Inc.†	10.00%	8/15/2021	500	484,375
Tesco plc (United Kingdom)†(a)	2.70%	1/5/2017	400	407,778
Want Want China Finance Ltd. (China)†(a)	1.875%	5/14/2018	700	663,754
Wells Enterprises, Inc.†	6.75%	2/1/2020	250	257,500
Wm. Wrigley Jr. Co.	4.65%	7/15/2015	600	631,731
Total				4,631,188

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Gaming 0.05%

CCM Merger, Inc.†	9.125%	5/1/2019	$450	$472,500

Health Care 0.09%

VWR Funding, Inc.†	10.75%	6/30/2017	860	869,137

Health Care Products 0.29%

Bausch & Lomb, Inc.	9.875%	11/1/2015	1,175	1,196,738
Boston Scientific Corp.	5.125%	1/12/2017	1,000	1,078,117
Hanger, Inc.	7.125%	11/15/2018	225	241,031
Mallinckrodt International Finance SA†	3.50%	4/15/2018	300	293,700
Total				2,809,586

Health Care Services 0.20%

Capella Healthcare, Inc.	9.25%	7/1/2017	100	106,875
Centene Corp.	5.75%	6/1/2017	33	34,980
Community Health Systems, Inc.	8.00%	11/15/2019	500	527,500
DaVita HealthCare Partners, Inc.	6.375%	11/1/2018	125	131,563
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	7.75%	2/1/2019	350	376,250
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	750	795,937
Total				1,973,105

Household Equipment/Products 0.18%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.875%	8/15/2019	300	320,250
YCC Holdings LLC/Yankee Finance, Inc. PIK	10.25%	2/15/2016	1,400	1,442,014
Total				1,762,264

Industrial Products 0.22%

Mueller Water Products, Inc.	7.375%	6/1/2017	1,574	1,619,253
PPL WW Holdings Ltd. (United Kingdom)†(a)	7.25%	12/15/2017	525	591,377
Total				2,210,630

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Insurance 0.34%

Allied World Assurance Co. Ltd.	7.50%	8/1/2016	$75	$86,651
CNO Financial Group, Inc.†	6.375%	10/1/2020	150	157,500
Fidelity National Financial, Inc.	6.60%	5/15/2017	875	959,514
Hartford Financial Services Group, Inc.	4.75%	3/1/2014	175	178,020
Willis Group Holdings plc (United Kingdom)(a)	4.125%	3/15/2016	1,225	1,281,696
Willis North America, Inc.	6.20%	3/28/2017	615	675,519
Total				3,338,900

Integrated Energy 0.08%

Petroleos Mexicanos (Mexico)(a)	2.286%#	7/18/2018	800	824,800

Investment Management Companies 0.53%

Lazard Group LLC	6.85%	6/15/2017	1,550	1,751,331
Lazard Group LLC	7.125%	5/15/2015	1,675	1,818,767
Nuveen Investments, Inc.	5.50%	9/15/2015	1,250	1,243,750
Yankee Candle Corp.	9.75%	2/15/2017	400	415,504
Total				5,229,352

Leasing 0.44%

International Lease Finance Corp.	5.625%	9/20/2013	800	802,000
Maxim Crane Works LP/Maxim Finance Corp.†	12.25%	4/15/2015	200	209,500
NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017	638	714,560
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%	3/15/2016	184	186,341
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.375%	3/15/2018	1,150	1,165,565
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%	5/11/2017	1,250	1,291,136
Total				4,369,102

Leisure 0.37%

Easton-Bell Sports, Inc.	9.75%	12/1/2016	2,825	3,005,094
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	135	132,131
Royal Caribbean Cruises Ltd.	7.25%	3/15/2018	428	487,920
Total				3,625,145

Lodging 1.14%

Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	450	453,375
Grupo Posadas SAB de CV (Mexico)†(a)	7.875%	11/30/2017	756	778,680

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Lodging (continued)

Host Hotels & Resorts LP	5.875%	6/15/2019	$3,500	$3,804,283
Host Hotels & Resorts LP	6.00%	11/1/2020	5,111	5,561,831
Host Hotels & Resorts LP	6.75%	6/1/2016	136	137,911
Wyndham Worldwide Corp.	2.50%	3/1/2018	225	220,284
Wyndham Worldwide Corp.	2.95%	3/1/2017	250	253,551
Total				11,209,915

Machinery: Agricultural 0.31%

American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018	250	243,125
Camposol SA (Peru)†(a)	9.875%	2/2/2017	170	175,100
Lorillard Tobacco Co.	8.125%	6/23/2019	1,500	1,808,493
MHP SA (Ukraine)†(a)	10.25%	4/29/2015	600	630,006
Universal Corp.	5.20%	10/15/2013	150	150,570
Total				3,007,294

Machinery: Industrial/Specialty 0.01%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019	75	79,781

Machinery: Oil Well Equipment & Services 0.05%

National Oilwell Varco, Inc.	6.125%	8/15/2015	500	500,536

Manufacturing 0.07%

J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022	200	211,000
Smiths Group plc (United Kingdom)†(a)	6.05%	5/15/2014	500	512,740
Total				723,740

Media 0.39%

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	2.40%	3/15/2017	1,159	1,152,294
Globo Comunicacao e Participacoes SA (Brazil) (7.25% after 5/11/2017)†~(a)	5.307%	5/11/2022	200	196,000
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	400	436,000
Interpublic Group of Cos., Inc. (The)	2.25%	11/15/2017	1,250	1,219,433
NET Servicos de Comunicacao SA (Brazil)(a)	7.50%	1/27/2020	413	448,105
Videotron Ltee (Canada)(a)	9.125%	4/15/2018	328	344,810
Total				3,796,642

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Metal Fabricating 0.13%

Severstal Columbus LLC	10.25%	2/15/2018		$1,145	$1,219,425
Xstrata Canada Corp. (Canada)(a)	6.00%	10/15/2015		25	26,901
Total					1,246,326

Metals & Minerals: Miscellaneous 0.98%

Allied Nevada Gold Corp.†(c)	8.75%	6/1/2019	CAD	1,646	1,125,150
Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2019		$2,375	2,954,564
Barrick Gold Corp. (Canada)†(a)	2.50%	5/1/2018		399	376,190
Compass Minerals International, Inc.	8.00%	6/1/2019		250	268,750
Corp. Nacional del Cobre de Chile (Chile)†(a)	4.75%	10/15/2014		600	624,835
Goldcorp, Inc. (Canada)(a)	2.125%	3/15/2018		75	72,326
IAMGOLD Corp. (Canada)†(a)	6.75%	10/1/2020		635	552,450
KGHM International Ltd. (Canada)†(a)	7.75%	6/15/2019		425	436,687
Kinross Gold Corp. (Canada)(a)	3.625%	9/1/2016		1,900	1,894,319
New Gold, Inc. (Canada)†(a)	7.00%	4/15/2020		555	567,487
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022		20	19,250
Xstrata Finance Canada Ltd. (Canada)†(a)	2.85%	11/10/2014		440	445,220
Xstrata Finance Canada Ltd. (Canada)†(a)	2.05%	10/23/2015		350	348,627
Total					9,685,855

Miscellaneous 0.05%

Marfrig Holding Europe BV (Netherlands)†(a)	9.875%	7/24/2017		500	500,000

Natural Gas 0.06%

Korea Gas Corp. (South Korea)†(a)	2.875%	7/29/2018		200	198,129
Korea Gas Corp. (South Korea)†(a)	6.00%	7/15/2014		230	239,628
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016		110	119,118
Total					556,875

Oil 3.01%

Afren plc (United Kingdom)†(a)	10.25%	4/8/2019		200	228,000
Afren plc (United Kingdom)†(a)	11.50%	2/1/2016		400	459,000
Alliance Oil Co., Ltd. (Russia)†(a)	9.875%	3/11/2015		700	750,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil (continued)

Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014	$20	$21,050
Antero Resources Finance Corp.	7.25%	8/1/2019	325	342,875
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	8.625%	10/15/2020	400	426,000
Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	208	250,495
Chaparral Energy, Inc.	7.625%	11/15/2022	150	151,125
Chaparral Energy, Inc.	8.25%	9/1/2021	350	366,625
Chaparral Energy, Inc.	9.875%	10/1/2020	950	1,068,750
CNPC General Capital Ltd. (China)†(a)	1.45%	4/16/2016	400	397,865
CNPC General Capital Ltd. (China)†(a)	2.75%	4/19/2017	200	201,701
Concho Resources, Inc.	7.00%	1/15/2021	66	72,765
Continental Resources, Inc.	7.125%	4/1/2021	250	275,000
Continental Resources, Inc.	7.375%	10/1/2020	700	771,750
Continental Resources, Inc.	8.25%	10/1/2019	210	232,050
DCP Midstream LLC†	9.70%	12/1/2013	600	612,380
DCP Midstream LLC†	9.75%	3/15/2019	750	951,199
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	1,050	1,097,250
Energy XXI Gulf Coast, Inc.	9.25%	12/15/2017	800	894,000
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	4.95%	5/23/2016	1,800	1,899,000
Halcon Resources Corp.	9.75%	7/15/2020	250	259,375
Harvest Operations Corp. (Canada)†(a)	2.125%	5/14/2018	200	191,874
Harvest Operations Corp. (Canada)(a)	6.875%	10/1/2017	200	217,000
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	585	625,950
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%	2/15/2020	1,160	1,267,300
Husky Oil Ltd. (Canada)(a)	7.55%	11/15/2016	225	257,286
KazMunaiGas National Co. (Kazakhstan)†(a)	11.75%	1/23/2015	100	112,875
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	1,850	2,035,000
Laredo Petroleum, Inc.	7.375%	5/1/2022	248	262,880
LUKOIL International Finance BV (Netherlands)†(a)	3.416%	4/24/2018	600	591,000
LUKOIL International Finance BV (Netherlands)†(a)	6.356%	6/7/2017	600	664,746
LUKOIL International Finance BV (Netherlands)†(a)	6.375%	11/5/2014	1,600	1,693,920
McMoRan Exploration Co.	11.875%	11/15/2014	3,009	3,072,604
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	750	766,875
Naftogaz of Ukraine NJSC (Ukraine)(a)	9.50%	9/30/2014	900	888,750
Oasis Petroleum, Inc.	7.25%	2/1/2019	425	452,625
Petroleos de Venezuela SA (Venezuela)(a)	4.90%	10/28/2014	500	472,500
Petroleos de Venezuela SA (Venezuela)(a)	5.25%	4/12/2017	100	79,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil (continued)

Petronas Global Sukuk Ltd. (Malaysia)†(a)	4.25%	8/12/2014	$100	$103,270
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	5.50%	9/30/2014	250	260,938
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	5.832%	9/30/2016	582	618,056
Rosetta Resources, Inc.	9.50%	4/15/2018	1,200	1,302,000
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland)†(a)	3.149%	3/6/2017	1,300	1,283,750
Sinopec Group Overseas Development 2012 Ltd.†	2.75%	5/17/2017	200	202,411
SM Energy Co.	6.50%	11/15/2021	365	385,075
Swift Energy Co.	7.875%	3/1/2022	145	141,375
Total				29,678,565

Oil: Crude Producers 1.62%

AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(a)	5.67%	3/5/2014	500	513,000
AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(a)	8.70%	8/7/2018	200	241,000
Anadarko Petroleum Corp.	7.625%	3/15/2014	1,300	1,346,146
DCP Midstream Operating LP	2.50%	12/1/2017	300	295,328
Enbridge Energy Partners LP	9.875%	3/1/2019	950	1,239,951
Enogex LLC†	6.875%	7/15/2014	25	25,945
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	155	168,850
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	840	873,069
Midcontinent Express Pipeline LLC†	5.45%	9/15/2014	275	283,609
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	325	331,387
Murphy Oil Corp.	2.50%	12/1/2017	1,000	987,967
OGX Austria GmbH (Austria)†(a)	8.50%	6/1/2018	225	42,750
Pioneer Natural Resources Co.	6.65%	3/15/2017	425	485,706
Plains Exploration & Production Co.	6.125%	6/15/2019	550	581,049
Plains Exploration & Production Co.	6.625%	5/1/2021	1,350	1,433,427
Plains Exploration & Production Co.	7.625%	4/1/2020	2,478	2,699,263
Plains Exploration & Production Co.	8.625%	10/15/2019	811	900,514

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil: Crude Producers (continued)

Regency Energy Partners LP/Regency Energy Finance Corp.	6.875%	12/1/2018	$75	$80,813
Southeast Supply Header LLC†	4.85%	8/15/2014	1,100	1,138,569
Southern Star Central Corp.	6.75%	3/1/2016	785	796,775
Southern Star Central Corp.†	6.75%	3/1/2016	50	50,750
Sunoco Logistics Partners Operations LP	6.125%	5/15/2016	100	108,319
Sunoco, Inc.	5.75%	1/15/2017	500	536,465
W&T Offshore, Inc.	8.50%	6/15/2019	725	772,125
Total				15,932,777

Oil: Integrated Domestic 0.23%

Korea National Oil Corp. (South Korea)†(a)	5.375%	7/30/2014	200	207,690
Newfield Exploration Co.	6.875%	2/1/2020	721	758,853
Newfield Exploration Co.	7.125%	5/15/2018	525	546,656
Rowan Cos., Inc.	7.875%	8/1/2019	660	793,207
Total				2,306,406

Oil: Integrated International 1.92%

Petrobras Global Finance BV (Netherlands)(a)	1.884%#	5/20/2016	700	693,875
Petrobras International Finance Co.	2.875%	2/6/2015	960	975,798
Petrobras International Finance Co.	3.875%	1/27/2016	50	51,560
Petrobras International Finance Co.	7.75%	9/15/2014	100	106,250
Petrohawk Energy Corp.	6.25%	6/1/2019	1,325	1,459,156
Petrohawk Energy Corp.	7.25%	8/15/2018	5,216	5,682,832
Petrohawk Energy Corp.	7.875%	6/1/2015	2,000	2,040,214
Transocean, Inc.	2.50%	10/15/2017	1,000	991,771
Transocean, Inc.	5.05%	12/15/2016	725	793,550
Transocean, Inc.	6.00%	3/15/2018	1,600	1,783,675
Weatherford International Ltd.	5.50%	2/15/2016	125	134,820
Weatherford International Ltd.	6.00%	3/15/2018	650	724,618
Weatherford International Ltd.	9.625%	3/1/2019	2,750	3,463,416
Total				18,901,535

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Paper & Forest Products 0.06%

West Fraser Timber Co. Ltd. (Canada)†(a)	5.20%	10/15/2014	$600	$625,500

Plastics 0.05%

Plastipak Holdings, Inc.†	10.625%	8/15/2019	425	469,625

Printing 0.04%

Quebecor Media, Inc. (Canada)(a)	7.75%	3/15/2016	400	405,168

Production Technology Equipment 0.03%

CNOOC Finance 2013 Ltd. (Hong Kong)(a)	1.75%	5/9/2018	300	288,672

Publishing 0.02%

News America, Inc.	7.60%	10/11/2015	175	197,067

Real Estate Investment Trusts 0.74%

American Tower Corp.	4.50%	1/15/2018	1,700	1,799,710
American Tower Corp.	7.00%	10/15/2017	450	512,525
American Tower Corp.	7.25%	5/15/2019	550	644,686
Atlantic Finance Ltd. (United Kingdom)†(a)	10.75%	5/27/2014	650	686,960
BRE Properties, Inc.	4.697%	3/17/2014	1,350	1,375,393
Camden Property Trust	5.375%	12/15/2013	500	506,258
Corrections Corp. of America	4.125%	4/1/2020	272	257,040
DDR Corp.	9.625%	3/15/2016	130	154,202
EPR Properties	7.75%	7/15/2020	350	396,237
Healthcare Realty Trust, Inc.	6.50%	1/17/2017	52	58,080
Kilroy Realty LP	4.80%	7/15/2018	200	212,478
Regency Centers LP	4.95%	4/15/2014	700	716,257
Total				7,319,826

Restaurants 0.11%

Darden Restaurants, Inc.	6.20%	10/15/2017	1,000	1,114,564

Retail 1.15%

CDR DB Sub, Inc.†	7.75%	10/15/2020	650	658,125
Maestro Peru SA (Peru)†(a)	6.75%	9/26/2019	250	238,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Retail (continued)

Michaels FinCo Holdings LLC/Michaels FinCo, Inc. PIK†	7.50%	8/1/2018	$887	$891,435
QVC, Inc.†	7.375%	10/15/2020	2,727	2,964,467
QVC, Inc.†	7.50%	10/1/2019	5,000	5,391,785
Toys “R” Us Property Co. II LLC	8.50%	12/1/2017	1,150	1,216,125
Total				11,360,062

Retail: Specialty 0.09%

Michaels Stores, Inc.	7.75%	11/1/2018	510	551,437
Michaels Stores, Inc.	11.375%	11/1/2016	275	284,972
Total				836,409

Savings & Loan 0.26%

AmSouth Bank	5.20%	4/1/2015	1,250	1,318,105
Santander Holdings USA, Inc.	3.00%	9/24/2015	700	720,018
Santander Holdings USA, Inc.	3.45%	8/27/2018	300	304,219
Santander Holdings USA, Inc.	4.625%	4/19/2016	180	189,279
Total				2,531,621

Security Services 0.22%

ADT Corp. (The)	2.25%	7/15/2017	2,000	1,882,552
Smith & Wesson Holding Corp.†	5.875%	6/15/2017	300	304,500
Total				2,187,052

Services 0.03%

Bankrate, Inc.†	6.125%	8/15/2018	275	273,281

Steel 0.50%

CSN Islands VIII Corp.†	9.75%	12/16/2013	150	154,312
Glencore Funding LLC†	1.422%#	5/27/2016	1,050	1,014,083
Glencore Funding LLC†	2.50%	1/15/2019	375	341,248
Glencore Funding LLC†	6.00%	4/15/2014	2,300	2,363,068
GTL Trade Finance, Inc.†	7.25%	10/20/2017	200	221,500
Metinvest BV (Netherlands)†(a)	8.75%	2/14/2018	200	190,000
Metinvest BV (Netherlands)†(a)	10.25%	5/20/2015	400	418,000
Vale Overseas Ltd. (Brazil)(a)	6.25%	1/11/2016	200	221,513
Total				4,923,724

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Supermarkets 0.12%

Safeway, Inc.	1.774%#	12/12/2013	$1,015	$1,018,189
Safeway, Inc.	6.25%	3/15/2014	175	179,920
Total				1,198,109

Technology 0.12%

Baidu, Inc. (China)(a)	2.25%	11/28/2017	200	195,452
Baidu, Inc. (China)(a)	3.25%	8/6/2018	500	495,024
Fiserv, Inc.	6.80%	11/20/2017	425	493,810
Total				1,184,286

Telecommunications 1.45%

Block Communications, Inc.†	7.25%	2/1/2020	622	654,655
Cincinnati Bell, Inc.	8.25%	10/15/2017	210	220,343
Consolidated Communications Finance Co.	10.875%	6/1/2020	1,750	2,021,250
Cricket Communications, Inc.	7.75%	10/15/2020	1,750	1,995,000
Digicel Group Ltd. (Jamaica)†(a)	10.50%	4/15/2018	600	649,500
Embarq Corp.	7.082%	6/1/2016	325	365,718
Qwest Communications International, Inc.	7.125%	4/1/2018	3,040	3,163,500
Qwest Corp.	7.50%	10/1/2014	1,100	1,167,501
Qwest Corp.	7.625%	6/15/2015	531	583,395
Sable International Finance Ltd.†	7.75%	2/15/2017	110	116,325
Sable International Finance Ltd.†	8.75%	2/1/2020	950	1,049,750
Telemovil Finance Co., Ltd. (El Salvador)†(a)	8.00%	10/1/2017	500	527,500
Vimpel Communications OJSC via UBS Luxembourg SA (Luxembourg)†(a)	8.25%	5/23/2016	1,200	1,321,500
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(a)	6.493%	2/2/2016	200	211,500
VimpelCom Holdings BV (Netherlands)†(a)	6.255%	3/1/2017	200	208,500
Total				14,255,937

Transportation: Miscellaneous 0.33%

Air Medical Group Holdings, Inc.	9.25%	11/1/2018	912	991,800
Florida East Coast Holdings Corp. PIK	10.50%	8/1/2017	709	737,360
Florida East Coast Railway Corp.	8.125%	2/1/2017	400	424,000
Grupo Senda Autotransporte SA de CV (Mexico)†(a)	10.50%	10/3/2015	50	51,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Transportation: Miscellaneous (continued)

Kazakhstan Temir Zholy Finance BV (Netherlands)(a)	7.00%	5/11/2016	$300	$325,125
Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875%	1/15/2017	700	749,000
Transportadora de Gas del Sur SA (Argentina)†(a)	7.875%	5/14/2017	7	6,370
Total				3,285,155

Utilities 0.07%

Public Service Co. of New Mexico	7.50%	8/1/2018	250	285,000
Public Service Co. of New Mexico	7.95%	5/15/2018	350	417,821
Total				702,821

Utilities: Electrical 0.13%

Calpine Corp.†	7.25%	10/15/2017	236	247,210
Otter Tail Corp.	9.00%	12/15/2016	225	259,650
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	4.75%	9/15/2014	700	725,410
Total				1,232,270
Total Corporate Bonds (cost $416,131,603)				413,981,519

FLOATING RATE LOANS(d) 2.07%

Aerospace/Defense 0.02%

DigitalGlobe, Inc. Term Loan B	3.75%	1/31/2020	232	233,850

Automotive 0.02%

TI Group Automotive Systems LLC Additional Term Loan	5.50%	3/27/2019	161	162,182

Chemicals 0.01%

Eastman Chemical Co. Term Loan	1.688%	2/28/2017	109	107,677

Containers 0.03%

Owens-Illinois, Inc. Term Loan B	1.933%	5/19/2016	263	263,543

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Energy Equipment & Services 0.17%

CenterPoint Energy, Inc. Term Loan	1.898% - 1.90%	4/24/2016	$750	$751,875
Crestwood Holdings LLC Term Loan B1	7.00%	6/19/2019	148	150,562
Offshore Group Investment Ltd. 2nd Lien Term Loan	5.75%	3/28/2019	723	731,624
Total				1,634,061

Financial: Miscellaneous 0.05%

Moneygram International, Inc. New Term Loan B	4.25%	3/27/2020	499	501,713

Food 0.01%

New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	125	128,437

Food/Tobacco 0.01%

Diamond Foods, Inc. Revolver Loan	5.50% - 6.25%	2/25/2015	46	44,728
Diamond Foods, Inc. Term Loan	6.25%	2/25/2015	73	73,358
Total				118,086

Gaming 0.26%

Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	2,537	2,535,290

Health Care 0.27%

Aptalis Pharma, Inc. Term Loan B	5.50%	2/10/2017	198	198,836
Aptalis Pharma, Inc. Term Loan B2	5.50%	2/10/2017	25	24,858
Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	11/23/2018	100	102,500
CHG Buyer Corp. 2nd Lien Term Loan	9.00%	11/19/2020	75	76,922
Fresenius Medical Care Holdings, Inc. Term Loan A	2.016%	10/26/2017	981	982,240
Fresenius US Finance I Inc. Tranche Term Loan B	2.25%	8/1/2019	1,000	1,002,035
RPI Finance Trust Incremental Tranche 2	4.00%	11/9/2018	212	213,720
Total				2,601,111

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Health Care Management Services 0.14%

CHS/Community Health Systems, Inc. Bridge Term Loan	—	8/30/2014	$743	$743,000
CHS/Community Health Systems, Inc. Bridge Term Loan	—	8/30/2014	688	688,000
Total				1,431,000

Leisure 0.02%

Dave & Buster’s, Inc. New Term Loan	4.50%	6/1/2016	49	49,630
ROC Finance LLC Incremental Delayed Draw Term Loan B	5.00%	5/15/2019	100	100,500
Total				150,130

Media 0.49%

Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020	1,150	1,140,656
CSC Holdings, Inc. Term Loan B	2.682%	4/17/2020	3,750	3,713,175
Total				4,853,831

Metals & Minerals: Miscellaneous 0.21%

Freeport McMoRan Copper & Gold, Inc. Term Loan A	1.69%	2/12/2018	1,871	1,866,322
Preferred Proppants LLC Term Loan B	9.00%	12/15/2016	281	173,910
Total				2,040,232

Miscellaneous 0.07%

Packaging Corp. of America Term Loan	1.682%	10/11/2016	449	449,733
Phillips 66 Term Loan	1.486%	4/30/2015	275	275,172
Total				724,905

Services 0.13%

Hertz Corp. (The) Letter of Credit Term Loan	3.75%	3/9/2018	250	249,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Services (continued)

LM U.S. Member LLC 1st Lien Term Loan	5.75%	10/25/2019		$459	$462,646
LM U.S. Member LLC Term Loan Canadian	5.75%	10/25/2019		39	39,207
Road Infrastructure Investment LLC 1st Lien Term Loan B	6.25%	3/30/2018		49	49,103
Road Infrastructure Investment LLC 2nd Lien Term Loan	10.25%	9/28/2018		500	507,500
Total					1,307,831

Telecommunications 0.05%

Activision Blizzard, Inc. 10 yr Bridge Term Loan	—	9/1/2023		170	170,000
Activision Blizzard, Inc. 8 yr Bridge Term Loan	—	9/1/2021		340	340,000
Total					510,000

Utilities 0.10%

La Frontera Generation LLC Term Loan	4.50%	9/30/2020		150	150,563
Moxie Liberty LLC Construction B1 Advance Term Loan	7.50%	8/20/2020		375	374,063
Panda Temple Power II LLC Construction Term Loan Advance	7.25%	4/3/2019		50	50,875
Windsor Financing LLC Term Loan B	6.25%	12/5/2017		388	399,076
Total					974,577

Utilities: Miscellaneous 0.01%

Essential Power LLC Term Loan B	4.25%	8/8/2019		148	149,283
Total Floating Rate Loans (cost $20,504,564)					20,427,739

FOREIGN BONDS(c) 0.83%

Luxembourg 0.28%

Beverage Packaging Holdings Luxembourg II SA†	9.50%	6/15/2017	EUR	500	684,112
Capsugel FinanceCo SCA†	9.875%	8/1/2019	EUR	1,395	2,046,509
Total					2,730,621

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Netherlands 0.39%

Ziggo Finance BV†	6.125%	11/15/2017	EUR	2,800	$3,839,763

South Africa 0.06%

Foodcorp Ltd.†	8.75%	3/1/2018	EUR	400	570,292

United Kingdom 0.10%

R&R Ice Cream plc†	8.375%	11/15/2017	EUR	600	852,464
R&R Ice Cream plc PIK†	9.25%	5/15/2018	EUR	100	136,461
Total					988,925
Total Foreign Bonds (cost $8,066,539)					8,129,601

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.57%

Argentina 0.04%

City of Buenos Aires†	9.95%	3/1/2017		$200	182,000
Provincia de Buenos Aires†	11.75%	10/5/2015		100	88,500
Provincia de Neuquen†	7.875%	4/26/2021		141	128,310
Total					398,810

Brazil 0.13%

Republic of Brazil	8.00%	1/15/2018		1,100	1,240,250

Dominican Republic 0.01%

Dominican Republic†	9.04%	1/23/2018		118	129,551

Gabon 0.03%

Republic of Gabon†	8.20%	12/12/2017		300	338,310

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Ghana 0.02%

Republic of Ghana†	8.50%	10/4/2017	$200	$217,750

Indonesia 0.02%

Perusahaan Penerbit SBSN†	4.00%	11/21/2018	200	188,000

Mexico 0.01%

United Mexican States	6.625%	3/3/2015	50	54,125

Mongolia 0.02%

Republic of Mongolia†	4.125%	1/5/2018	200	180,000

Nigeria 0.02%

Republic of Nigeria†	5.125%	7/12/2018	200	202,000

Peru 0.01%

Republic of Peru	8.375%	5/3/2016	100	116,500

Philippines 0.01%

Republic of Philippines	8.25%	1/15/2014	80	82,200

Poland 0.03%

Republic of Poland	3.875%	7/16/2015	100	105,250
Republic of Poland	5.00%	10/19/2015	175	189,700
Total				294,950

Qatar 0.02%

State of Qatar†	3.125%	1/20/2017	200	207,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Russia 0.18%

Russia Eurobonds†	3.625%		4/29/2015	$1,700	$1,772,250

South Africa 0.01%

Republic of South Africa	6.50%		6/2/2014	100	104,040

Turkey 0.01%

Republic of Turkey	9.50%		1/15/2014	50	51,240
Total Foreign Government Obligations (cost $5,676,834)					5,577,476

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.25%

Federal Home Loan Mortgage Corp. 2011-K701 B†	4.436	%#	7/25/2048	3,000	3,051,289
Federal Home Loan Mortgage Corp. 2011-K704 B†	4.687	%#	10/25/2030	560	570,032
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.891	%#	2/25/2045	500	462,277
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.872	%#	4/25/2045	900	875,021
Federal Home Loan Mortgage Corp. K006 A1	3.398%		7/25/2019	649	685,427
Federal Home Loan Mortgage Corp. K706 A1	1.691%		6/25/2018	267	269,776
Federal Home Loan Mortgage Corp. KAIV A1	2.966%		1/25/2021	962	1,000,323
Federal National Mortgage Assoc. 2011-M8 A1	1.977%		8/25/2021	314	315,938
Federal National Mortgage Assoc. 2012-M2 A1	1.824%		2/25/2022	301	297,020
Federal National Mortgage Assoc. 2013-M5 ASQ2	0.595%		8/25/2015	4,859	4,837,049

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $12,692,513)					12,364,152

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 6.88%

Federal Home Loan Mortgage Corp.	2.357	%#	4/1/2037	1,102	1,164,970
Federal Home Loan Mortgage Corp.	2.422	%#	2/1/2036	456	481,167
Federal Home Loan Mortgage Corp.	2.426	%#	6/1/2038	186	197,175
Federal Home Loan Mortgage Corp.	2.521	%#	4/1/2038	441	466,223
Federal Home Loan Mortgage Corp.	2.524	%#	6/1/2038	265	280,945
Federal Home Loan Mortgage Corp.	2.535	%#	2/1/2038	772	822,460
Federal Home Loan Mortgage Corp.	2.574	%#	5/1/2035	657	694,692
Federal Home Loan Mortgage Corp.	2.575	%#	12/1/2035	444	469,470
Federal Home Loan Mortgage Corp.	2.653	%#	12/1/2035	890	949,084
Federal Home Loan Mortgage Corp.	2.658	%#	12/1/2037	623	660,061

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal Home Loan Mortgage Corp.	2.664	%#	2/1/2038	$834	$888,935
Federal Home Loan Mortgage Corp.	2.673	%#	4/1/2037	1,155	1,223,637
Federal Home Loan Mortgage Corp.	2.682	%#	3/1/2036	1,383	1,463,386
Federal Home Loan Mortgage Corp.	2.697	%#	10/1/2039	477	505,571
Federal Home Loan Mortgage Corp.	2.712	%#	4/1/2037	403	427,436
Federal Home Loan Mortgage Corp.	2.72	%#	5/1/2036	215	228,126
Federal Home Loan Mortgage Corp.	2.735	%#	7/1/2034	643	679,956
Federal Home Loan Mortgage Corp.	2.739	%#	11/1/2038	2,115	2,233,051
Federal Home Loan Mortgage Corp.	2.766	%#	5/1/2035	330	352,106
Federal Home Loan Mortgage Corp.	2.823	%#	2/1/2035	1,315	1,399,069
Federal Home Loan Mortgage Corp.	2.833	%#	12/1/2036	630	671,282
Federal Home Loan Mortgage Corp.	2.863	%#	6/1/2041	3,772	4,021,078
Federal Home Loan Mortgage Corp.	2.919	%#	9/1/2036	553	590,139
Federal Home Loan Mortgage Corp.	2.926	%#	9/1/2035	547	575,716
Federal Home Loan Mortgage Corp.	2.928	%#	10/1/2038	174	184,518
Federal Home Loan Mortgage Corp.	2.984	%#	2/1/2037	453	484,663
Federal Home Loan Mortgage Corp.	3.016	%#	10/1/2038	947	1,006,951
Federal Home Loan Mortgage Corp.	3.608	%#	12/1/2039	1,146	1,218,617
Federal Home Loan Mortgage Corp.	4.145	%#	9/1/2037	371	393,973
Federal Home Loan Mortgage Corp.	4.172	%#	4/1/2038	1,676	1,786,860
Federal Home Loan Mortgage Corp.	4.415	%#	6/1/2037	2,669	2,815,056
Federal Home Loan Mortgage Corp.	5.455	%#	11/1/2036	1,366	1,436,752
Federal Home Loan Mortgage Corp.	5.487	%#	7/1/2038	2,331	2,451,895
Federal Home Loan Mortgage Corp.	5.512	%#	11/1/2037	114	119,859
Federal National Mortgage Assoc.	1.74	%#	8/1/2037	271	283,024
Federal National Mortgage Assoc.	1.971	%#	1/1/2036	437	457,749
Federal National Mortgage Assoc.	1.972	%#	6/1/2037	334	349,345
Federal National Mortgage Assoc.	2.026	%#	1/1/2035	354	373,261
Federal National Mortgage Assoc.	2.056	%#	11/1/2034	991	1,041,285
Federal National Mortgage Assoc.	2.224	%#	6/1/2038	866	915,975
Federal National Mortgage Assoc.	2.355	%#	7/1/2035	2,564	2,728,822
Federal National Mortgage Assoc.	2.371	%#	1/1/2038	610	650,354
Federal National Mortgage Assoc.	2.399	%#	3/1/2038	221	237,321
Federal National Mortgage Assoc.	2.406	%#	11/1/2036	84	89,641
Federal National Mortgage Assoc.	2.425	%#	10/1/2035	962	1,015,180
Federal National Mortgage Assoc.	2.439	%#	3/1/2039	420	443,579
Federal National Mortgage Assoc.	2.459	%#	2/1/2036	391	413,474
Federal National Mortgage Assoc.	2.463	%#	8/1/2037	238	250,983
Federal National Mortgage Assoc.	2.481	%#	1/1/2036	1,647	1,741,995
Federal National Mortgage Assoc.	2.488	%#	11/1/2036	2,964	3,142,165

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	2.498	%#	4/1/2038	$1,280	$1,358,745
Federal National Mortgage Assoc.	2.499	%#	12/1/2035	834	879,732
Federal National Mortgage Assoc.	2.551	%#	3/1/2038	864	915,426
Federal National Mortgage Assoc.	2.562	%#	1/1/2038 - 9/1/2038	1,119	1,187,352
Federal National Mortgage Assoc.	2.58%		11/1/2018	500	512,275
Federal National Mortgage Assoc.	2.585	%#	8/1/2036	390	412,309
Federal National Mortgage Assoc.	2.597	%#	4/1/2038	2,317	2,444,355
Federal National Mortgage Assoc.	2.60%		1/1/2019	3,000	3,010,757
Federal National Mortgage Assoc.	2.619	%#	4/1/2040	2,611	2,764,434
Federal National Mortgage Assoc.	2.637	%#	2/1/2038	202	213,369
Federal National Mortgage Assoc.	2.655	%#	3/1/2039	1,417	1,501,771
Federal National Mortgage Assoc.	2.689	%#	6/1/2038	159	169,591
Federal National Mortgage Assoc.	2.747	%#	12/1/2038	274	292,557
Federal National Mortgage Assoc.	2.836	%#	9/1/2037	163	172,709
Federal National Mortgage Assoc.	2.884	%#	8/1/2038	208	221,864
Federal National Mortgage Assoc.	3.547	%#	8/1/2038	2,377	2,544,150
Federal National Mortgage Assoc.	3.716	%#	11/1/2038	1,627	1,730,170
Total Government Sponsored Enterprises Pass-Throughs (cost $68,288,663)					67,810,598

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 27.51%

7 WTC Depositor LLC Trust 2012-7WTC A†	4.082%		3/13/2031	185	193,176
Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	335	349,212
Banc of America Commercial Mortgage Trust 2006-6 AM	5.39%		10/10/2045	3,100	3,270,068
Banc of America Commercial Mortgage Trust 2007-2 AM	5.802	%#	4/10/2049	2,335	2,557,733
Banc of America Funding Corp. 2007-6 A1	0.474	%#	7/25/2037	167	135,663
Banc of America Large Loan, Inc. 2010-HLTN†	2.484	%#	11/15/2015	4,254	4,270,360
Banc of America Re-REMIC Trust 2009-UB1 A4B†	5.683	%#	6/24/2050	1,000	1,092,580
Banc of America Re-REMIC Trust 2009-UB2 A4B6†	5.786	%#	4/24/2049	1,500	1,656,363
Banc of America Re-REMIC Trust 2010-RC30 A5B†	5.334%		12/16/2043	379	406,056
Banc of America Re-REMIC Trust 2010-UB3 A4B3†	6.118	%#	2/15/2051	230	253,766
Banc of America Re-REMIC Trust 2011-STRP A3†	2.415%		11/17/2039	250	249,789
Banc of America Re-REMIC Trust 2011-STRP A4†	1.501%		5/17/2046	137	137,304
Banc of America Re-REMIC Trust 2012-CLRN B†	1.784	%#	8/15/2029	525	526,126
Banc of America Re-REMIC Trust 2012-CLRN C†	2.284	%#	8/15/2029	200	200,602
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.876	%#	9/11/2038	30	30,085
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW16 AM	5.899	%#	6/11/2040	1,010	1,124,942
BWAY Mortgage Trust 2013-1515 XA†	0.833	%#	3/10/2033	33,500	1,900,087
BWAY Mortgage Trust 2013-1515 XB†	0.534	%#	3/10/2033	47,800	1,912,406

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

CFCRE Commercial Mortgage Trust 2011-C1 A2†	3.759%	4/15/2044	$2,800	$2,945,006
CFCRE Commercial Mortgage Trust 2011-C2 A2	3.061%	12/15/2047	3,800	3,928,396
CGRBS Commercial Mortgage Trust	0.334%	3/13/2023	115,350	2,345,988
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%	5/15/2043	3	2,685
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.885%#	12/10/2049	1,935	2,139,321
Citigroup Commercial Mortgage Trust 2010-RR2 CA3B†	5.311%	12/19/2039	160	173,660
Citigroup Commercial Mortgage Trust 2013-GC11 A2	1.987%	4/10/2046	930	918,097
Citigroup Commercial Mortgage Trust 2013-SMP	2.738%	1/12/2018	2,750	2,681,278
Citigroup Commercial Mortgage Trust 2013-SMP	3.008%	1/12/2018	1,500	1,441,438
Citigroup Mortgage Loan Trust, Inc. 2013-2 2A1†	0.294%#	10/25/2036	884	843,308
Citigroup Mortgage Loan Trust, Inc. 2013-2 5A1†	0.324%#	7/25/2036	771	713,494
Citigroup Mortgage Loan Trust, Inc. 2013-3 1A1†	0.811%#	7/25/2036	902	850,926
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%	12/10/2046	285	311,160
Commercial Mortgage Pass-Through Certificates 2007-C9 AM	5.65%	12/10/2049	1,270	1,402,519
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.364%#	6/15/2022	468	465,997
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%	7/10/2046	1,734	1,796,453
Commercial Mortgage Pass-Through Certificates 2011-FL1 C†	3.436%#	7/17/2028	134	135,578
Commercial Mortgage Pass-Through Certificates 2012-9W57 X†	1.525%#	2/10/2029	12,000	542,946
Commercial Mortgage Pass-Through Certificates 2012-CR1 A1	1.116%	5/15/2045	1,926	1,926,562
Commercial Mortgage Pass-Through Certificates 2012-CR2 A2	2.025%	8/15/2045	2,010	2,010,410
Commercial Mortgage Pass-Through Certificates 2012-CR3 A2	1.765%	10/15/2045	970	956,818
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA	2.166%#	10/15/2045	5,950	715,046
Commercial Mortgage Pass-Through Certificates 2012-FL2 A†	2.311%#	9/17/2029	267	270,898
Commercial Mortgage Pass-Through Certificates 2012-FL2 B†	1.784%#	9/17/2029	200	198,803
Commercial Mortgage Pass-Through Certificates 2012-FL2 C†	2.284%#	9/17/2029	620	616,273
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%	10/5/2030	373	369,656
Commercial Mortgage Pass-Through Certificates 2012-MVP A†	2.131%#	11/17/2026	359	360,332
Commercial Mortgage Pass-Through Certificates 2012-MVP B†	1.792%#	11/17/2026	400	397,218

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2012-MVP C†	2.342%#	11/17/2026	$405	$406,003
Commercial Mortgage Pass-Through Certificates 2012-MVP D†	3.192%#	11/17/2026	1,300	1,314,944
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%	3/10/2046	5,000	4,972,140
Commercial Mortgage Pass-Through Certificates 2013-CR7 A2	2.022%	3/10/2046	690	684,673
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA	1.764%#	3/10/2046	11,930	1,101,434
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA	0.89%#	6/10/2046	19,968	875,046
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%	1/10/2046	3,425	3,378,817
Credit Suisse Mortgage Capital Certificates 2006-C4 AM	5.509%	9/15/2039	4,200	4,453,302
Credit Suisse Mortgage Capital Certificates 2006-C5 AM	5.343%	12/15/2039	1,200	1,274,828
Credit Suisse Mortgage Capital Certificates 2007-TF2A A1†	0.364%#	4/15/2022	806	791,871
Credit Suisse Mortgage Capital Certificates 2008-C1 AM†	6.252%#	2/15/2041	1,035	1,129,640
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.954%#	9/15/2039	225	243,148
Credit Suisse Mortgage Capital Certificates 2013-TH1 A1†	2.13%#	2/25/2043	1,174	1,112,259
CW Capital Cobalt Ltd. 2007-C2 AM†	5.461%	4/15/2047	220	240,076
CW Capital Cobalt Ltd. 2007-C2 AMFX	5.526%	4/15/2047	2,000	2,194,109
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%	11/10/2046	4,165	4,391,206
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%	7/10/2044	682	717,707
DBUBS Mortgage Trust 2011-LC2A A2†	3.386%	7/10/2044	1,360	1,421,095
DBUBS Mortgage Trust 2011-LC3A A2	3.642%	8/10/2044	1,370	1,443,048
DDR Corp. 2009-DDR1 A†	3.807%	10/14/2022	3,190	3,273,592
Del Coronado Trust 2013 HDC A†	0.985%#	3/15/2026	500	499,338
Del Coronado Trust 2013 HDC B†	1.485%#	3/15/2026	1,000	997,397
Del Coronado Trust 2013 HDC C†	1.785%#	3/15/2026	500	497,637
Del Coronado Trust 2013 HDC D†	2.135%#	3/15/2026	500	495,520
Del Coronado Trust 2013 HDC E†	2.835%#	3/15/2026	500	490,988
Extended Stay America Trust 2013-ESFL DFL†	3.326%#	12/5/2031	130	131,178
Extended Stay America Trust 2013-ESH5 B5†	2.278%	12/5/2031	1,700	1,659,934
Extended Stay America Trust 2013-ESH5 C5†	2.675%	12/5/2031	400	390,066
Extended Stay America Trust 2013-ESH7 B7†	3.604%	12/5/2031	1,200	1,162,715
Extended Stay America Trust 2013-ESH7 C7†	3.902%	12/5/2031	1,525	1,471,306

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Extended Stay America Trust 2013-ESH7 D7†	5.521%#	12/5/2031	$1,000	$999,473
Fontainebleau Miami Beach Trust 2012-FBLU B†	3.875%	5/5/2027	1,500	1,540,460
Fontainebleau Miami Beach Trust 2012-FBLU D†	5.007%	5/5/2027	600	612,611
Fosse Master Issuer plc 2012-1A 2A2 (United Kingdom)†(a)	1.666%#	10/18/2054	175	177,631
Fosse Master Issuer plc 2012-1A 2B1 (United Kingdom)†(a)	2.216%#	10/18/2054	250	253,874
Granite Master Issuer plc 2005-1 A4 (United Kingdom)(a)	0.384%#	12/20/2054	585	574,818
Granite Master Issuer plc 2005-2 A6 (United Kingdom)(a)	0.444%#	12/20/2054	666	654,410
Granite Master Issuer plc 2006-3 A3 (United Kingdom)(a)	0.264%#	12/20/2054	1,491	1,464,808
Granite Master Issuer plc 2006-3 A7 (United Kingdom)(a)	0.384%#	12/20/2054	967	950,632
Granite Master Issuer plc 2006-4 A4 (United Kingdom)(a)	0.284%#	12/20/2054	2,769	2,720,484
Granite Master Issuer plc 2007-1 2A1 (United Kingdom)(a)	0.324%#	12/20/2054	286	281,275
Granite Master Issuer plc 2007-1 3A1 (United Kingdom)(a)	0.384%#	12/20/2054	468	459,379
Granite Master Issuer plc 2007-2 2A1 (United Kingdom)(a)	0.264%#	12/17/2054	1,179	1,158,652
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	6.056%#	7/10/2038	1,390	1,517,056
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%	7/10/2039	81	81,910
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%	11/10/2039	805	867,240
GS Mortgage Securities Corp. II 2007-EOP E†	2.476%	3/6/2020	340	341,246
GS Mortgage Securities Corp. II 2007-EOP F†	2.633%	3/6/2020	155	155,350
GS Mortgage Securities Corp. II 2010-C1 A1†	3.679%	8/10/2043	1,766	1,861,963
GS Mortgage Securities Corp. II 2010-C2 A1†	3.849%	12/10/2043	466	492,294
GS Mortgage Securities Corp. II 2011-GC3 A1†	2.331%	3/10/2044	519	525,788
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%	3/10/2044	940	987,708
GS Mortgage Securities Corp. II 2011-GC5 A2	2.999%	8/10/2044	936	971,689
GS Mortgage Securities Corp. II 2012-GCJ7 A2	2.318%	5/10/2045	2,540	2,580,494
GS Mortgage Securities Corp. II 2012-GCJ9 A2	1.762%	11/10/2045	1,000	986,688
GS Mortgage Securities Corp. II 2012-GCJ9 XA	2.559%#	11/10/2045	1,981	274,256
GS Mortgage Securities Corp. II 2013-GC12 A2	2.011%	6/10/2046	1,120	1,105,343
GS Mortgage Securities Corp. II 2013-GC12 XA	1.956%#	6/10/2046	25,908	2,799,914
GS Mortgage Securities Corp. II 2013-KING A†	2.706%	12/10/2027	1,376	1,354,783

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Corp. II 2013-KYO C†	1.935%#	11/8/2029	$3,800	$3,768,053
GS Mortgage Securities Corp. II 2013-KYO D†	2.785%#	11/8/2029	1,200	1,194,059
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%	6/5/2031	2,000	1,984,334
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%	6/5/2031	1,500	1,497,497
GS Mortgage Securities Trust 2009-RR1 MLB†	5.147%	12/14/2049	500	543,554
GS Mortgage Securities Trust 2012-GC6 XA†	2.367%#	1/10/2045	5,873	731,273
GS Mortgage Securities Trust 2012-GCJ7 A1	1.144%	5/10/2045	1,929	1,934,424
Irvine Core Office Trust 2013-IRV A1†	2.068%	5/15/2048	2,300	2,223,644
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	44	44,083
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB18 AMFX	5.40%	6/12/2047	265	282,469
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB19 AM	5.90%#	2/12/2049	285	302,641
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-FL1A A2†	0.634%#	7/15/2019	144	140,940
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.988%#	6/15/2049	163	166,556
JPMorgan Chase Commercial Mortgage Securities Corp. 2009-RR1 A4B†	5.709%#	3/18/2051	1,395	1,546,441
JPMorgan Chase Commercial Mortgage Securities Corp. 2010-C2 A1†	2.749%	11/15/2043	246	253,374
JPMorgan Chase Commercial Mortgage Securities Corp. 2010-C2 A2†	3.616%	11/15/2043	3,000	3,135,266
JPMorgan Chase Commercial Mortgage Securities Corp. 2010-RR1 JPB†	6.003%#	6/20/2049	372	406,807
JPMorgan Chase Commercial Mortgage Securities Corp. 2011-PLSD A2†	3.364%	11/13/2044	2,305	2,411,872
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-C8 A2	1.797%	10/15/2045	550	542,934
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-LC9 A2	1.677%	12/15/2047	1,315	1,289,870
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-C10 XA	1.48%#	12/15/2047	13,958	1,132,508
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-C12 A2	2.424%	7/15/2045	4,700	4,696,036
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-C12 XA	1.057%#	7/15/2045	7,485	369,887
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-FL3 B†	1.434%#	4/15/2028	2,300	2,247,305

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Corp. 2013-FL3 C†	1.984	%#	4/15/2028	$1,500	$1,475,773
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-FL3 D†	2.534	%#	4/15/2028	1,300	1,259,661
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-JWRZ A†	0.964	%#	4/15/2030	1,500	1,496,069
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-JWRZ B†	1.334	%#	4/15/2030	1,000	995,926
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-JWRZ C†	1.684	%#	4/15/2030	1,750	1,740,378
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-LC11 XA	1.733	%#	4/15/2046	1,997	200,844
LB-UBS Commercial Mortgage Trust 2006-C4 AM	6.081	%#	6/15/2038	3,260	3,537,765
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	2,098	2,233,319
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%		2/15/2040	2,210	2,392,062
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	194	184,863
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	141	136,203
Merrill Lynch Floating Trust 2008-LAQA A2†	0.723	%#	7/9/2021	3,950	3,886,608
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%		12/12/2049	1,090	1,179,150
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 AM	5.419%		8/12/2048	4,785	5,004,256
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A3FL†	0.402	%#	6/12/2050	110	109,502
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 A2	1.972%		8/15/2045	690	694,196
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 A2	1.868%		11/15/2045	1,930	1,928,672
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	1,695	1,668,780
Morgan Stanley Capital I 2007-HQ12 A3	5.76	%#	4/12/2049	400	401,408
Morgan Stanley Capital I 2007-HQ12 AM	5.76	%#	4/12/2049	2,256	2,376,767
Morgan Stanley Capital I 2007-IQ15 AM	6.09	%#	6/11/2049	1,967	2,099,590
Morgan Stanley Capital I 2007-IQ16 AM	6.298	%#	12/12/2049	500	569,928
Morgan Stanley Capital I 2011-C1 A2†	3.884%		9/15/2047	1,380	1,456,408
Morgan Stanley Capital I 2011-C2 A2†	3.476%		6/15/2044	250	263,330
Morgan Stanley Capital I 2012-STAR A1†	2.084%		8/5/2034	550	537,963
Morgan Stanley Re-REMIC Trust 2009-GG10 A4B†	5.995	%#	8/12/2045	5,000	5,460,140
Morgan Stanley Re-REMIC Trust 2010-R3 3B†	0.424	%#	6/26/2036	495	489,220
Morgan Stanley Re-REMIC Trust 2012-IO AXA†	1.00%		3/27/2051	1,310	1,298,765
Motel 6 Trust 2012-MTL6 C†	3.139%		10/5/2025	1,900	1,873,008
Motel 6 Trust 2012-MTL6 D†	3.781%		10/5/2025	3,160	3,051,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

NorthStar 2012-1 Mortgage Trust 2012-1 B†	1.829	%#	8/25/2029	$1,130	$1,124,932
NorthStar 2012-1 Mortgage Trust 2012-1 C†	2.33	%#	8/25/2029	1,130	1,123,943
NorthStar Real Estate CDO Ltd. 2013 -1A	2.042	%#	8/25/2029	1,250	1,251,172
NorthStar Real Estate CDO Ltd. 2013 -1B	5.186	%#	8/25/2029	1,250	1,241,797
RBSCF Trust 2010-MB1 A2†	3.686%		4/15/2024	300	310,395
RBSCF Trust 2010-MB1 C†	4.84	%#	4/15/2024	145	150,452
RBSCF Trust 2010-RR3 MSCB†	6.09	%#	6/16/2049	3,010	3,310,818
RBSCF Trust 2010-RR3 WBTB†	6.123	%#	2/16/2051	930	1,026,125
RBSSP Resecuritization Trust 2013-1 3A1†	0.30	%#	1/26/2037	580	532,546
RBSSP Resecuritization Trust 2013-3 1A1†	0.344	%#	11/26/2036	999	928,767
RBSSP Resecuritization Trust 2013-3 2A1†	0.41	%#	11/26/2036	999	874,263
RCMC LLC 2012-CRE1 A†	5.624%		11/15/2044	925	925,798
RREF LLC 2013-LT3	2.50%		6/20/2028	869	869,174
Sequoia Mortgage Trust 2012-4 A2	3.00%		9/25/2042	258	250,323
Sequoia Mortgage Trust 2012-5 A	2.50	%#	11/25/2042	217	209,808
Sequoia Mortgage Trust 2012-6 A1	2.50%		12/25/2042	452	435,903
Sequoia Mortgage Trust 2013-1 2A1	1.855	%#	2/25/2043	449	392,860
Sequoia Mortgage Trust 2013-2 A	1.874	%#	2/25/2043	1,383	1,208,624
Silverstone Master Issuer plc 2011-1A (United Kingdom)†(a)	1.816	%#	1/21/2055	200	202,418
Springleaf Mortgage Loan Trust 2012-3A A†	1.57	%#	12/25/2059	597	593,004
Springleaf Mortgage Loan Trust 2013-1A A†	1.27	%#	6/25/2058	2,010	1,981,460
Starwood Property Mortgage Trust 2013-FV1 C†	2.786	%#	8/11/2028	500	500,930
Starwood Property Mortgage Trust 2013-FV1 D†	3.686	%#	8/11/2028	500	501,200
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	163	164,905
UBS-Barclays Commercial Mortgage Trust 2012-C2 A2	2.113%		5/10/2063	2,000	2,007,262
UBS-Barclays Commercial Mortgage Trust 2012-C3 A2	1.852%		8/10/2049	520	515,010
UBS-Barclays Commercial Mortgage Trust 2012-C4 A2	1.712%		12/10/2045	1,200	1,186,288
UBS-Barclays Commercial Mortgage Trust 2013-C5 A2	2.137%		3/10/2046	5,000	4,983,147
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA†	1.299	%#	3/10/2046	11,926	898,197
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA†	1.517	%#	4/10/2046	19,932	1,775,745
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A2	2.804%		1/10/2045	205	212,332
Vornado DP LLC 2010-VNO A1†	2.97%		9/13/2028	374	389,026
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	400	434,330
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%		10/15/2048	435	470,388

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.339%	11/15/2048	$1,233	$1,338,959
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%	12/15/2043	2,000	2,129,657
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%	4/15/2047	4,000	4,269,418
Wells Fargo Commercial Mortgage Trust 2012-LC5 A2	1.844%	10/15/2045	450	444,956
Wells Fargo Re-REMIC Trust 2012-IO A†	1.75%	8/20/2021	345	345,584
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%	2/15/2044	1,275	1,340,654
WF-RBS Commercial Mortgage Trust 2011-C2 A3†	4.498%	2/15/2044	950	1,022,679
WF-RBS Commercial Mortgage Trust 2011-C3 A2†	3.24%	3/15/2044	272	283,454
WF-RBS Commercial Mortgage Trust 2011-C4 A1†	1.607%	6/15/2044	890	897,154
WF-RBS Commercial Mortgage Trust 2011-C5 A2	2.684%	11/15/2044	4,300	4,424,423
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%	11/15/2044	1,350	1,386,840
WF-RBS Commercial Mortgage Trust 2012-C10 A2	1.765%	12/15/2045	480	471,090
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%	6/15/2045	333	329,201
WF-RBS Commercial Mortgage Trust 2012-C7 XA†	1.752%#	6/15/2045	12,785	1,273,713
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%	8/15/2045	1,040	1,033,296
WF-RBS Commercial Mortgage Trust 2013-C11 A2	2.029%	3/15/2045	3,900	3,873,544
WF-RBS Commercial Mortgage Trust 2013-C12 A2	2.072%	3/15/2048	5,545	5,481,299
WF-RBS Commercial Mortgage Trust 2013-C13 XA†	1.631%#	5/15/2045	12,962	1,209,562
Total Non-Agency Commercial Mortgage-Backed Securities (cost $277,323,261)				271,080,836

U.S. TREASURY OBLIGATION 2.90%

U.S. Treasury Note (cost $28,552,990)	0.375%	3/15/2015	28,500	28,541,752
Total Long-Term Investments (cost $940,498,141)				930,900,534

SHORT-TERM INVESTMENTS 4.52%

COMMERCIAL PAPER 1.43%

Automotive 0.04%

Daimler Finance North America LLC	Zero Coupon	9/16/2013	400	399,848

Consumer Discretionary 0.03%

Avon Capital Corp.	Zero Coupon	10/28/2013	250	249,427

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Consumer Non-Cyclical 0.23%

Safeway, Inc.	Zero Coupon	11/29/2013	$2,250	$2,245,448

Integrated Oils 0.53%

Weatherford International Ltd.	Zero Coupon	9/10/2013	2,000	1,999,564
Weatherford International Ltd.	Zero Coupon	10/21/2013	750	748,900
Weatherford International Ltd.	Zero Coupon	9/19/2013	2,500	2,498,978
Total				5,247,442

Telecommunications 0.34%

Vodafone Group plc	Zero Coupon	9/9/2013	335	334,946
Vodafone Group plc	Zero Coupon	12/30/2013	3,000	2,996,309
Total				3,331,255

Utilities: Miscellaneous 0.26%

Entergy Corp.	Zero Coupon	9/30/2013	1,000	999,400
Entergy Corp.	Zero Coupon	9/5/2013	600	599,978
NiSource Finance Corp.	Zero Coupon	9/19/2013	1,000	999,685
Total				2,599,063
Total Commercial Paper (cost $14,066,797)				14,072,483

CORPORATE BONDS 0.83%

Banks: Diversified 0.07%

Banco Bradesco SA	8.75%	10/24/2013	400	405,000
Royal Bank of Scotland Group plc (United Kingdom)(a)	5.00%	11/12/2013	325	325,569
Total				730,569

Cable Services 0.01%

Time Warner Cable, Inc.	7.50%	4/1/2014	50	51,867

Computer Hardware 0.04%

Hewlett-Packard Co.	4.75%	6/2/2014	400	411,176

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Drugs 0.11%

Hospira, Inc.	5.90%	6/15/2014	$1,068	$1,112,069

Electrical Equipment 0.06%

Xerox Corp.	1.672%#	9/13/2013	633	633,227

Entertainment 0.04%

Snoqualmie Entertainment Authority†	4.147%#	2/1/2014	350	343,875

Financial: Miscellaneous 0.02%

Ford Motor Credit Co. LLC	7.00%	10/1/2013	141	141,681

Insurance 0.04%

Assurant, Inc.	5.625%	2/15/2014	400	408,448

Leasing 0.04%

International Lease Finance Corp.	6.625%	11/15/2013	425	429,887

Metals & Minerals: Miscellaneous 0.26%

Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2014	680	712,161
Barrick Gold Corp. (Canada)(a)	1.75%	5/30/2014	1,630	1,637,073
Corp. Nacional del Cobre de Chile (Chile)†(a)	5.50%	10/15/2013	200	201,062
Total				2,550,296

Oil 0.05%

Petroleos de Venezuela SA (Venezuela)(a)	8.00%	11/17/2013	500	504,250

Real Estate Investment Trusts 0.08%

Health Care REIT, Inc.	6.00%	11/15/2013	275	277,714
UDR, Inc.	5.50%	4/1/2014	525	538,148
Total				815,862

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Telecommunications 0.01%

Telecom Italia Capital SA (Italy)(a)	5.25%	11/15/2013	$90	$90,664
Total Corporate Bonds (cost $8,224,026)				8,223,871

FLOATING RATE LOAN(d) 0.04%

Telecommunications

Activision Blizzard, Inc. Secured Bridge Loan (cost $340,000)	—	7/25/2014	340	340,000

REPURCHASE AGREEMENT 2.22%

Repurchase Agreement dated 8/30/2013, Zero Coupon due 9/3/2013 with Fixed Income Clearing Corp. collateralized by $22,740,000 of U.S. Treasury Note at 0.625% due 5/31/2017; value: $22,350,737, proceeds: $21,910,687 (cost $21,910,687)			21,911	21,910,687

Total Short-Term Investments (cost $44,541,510)				44,547,041

Total Investments in Securities 98.99% (cost $985,039,651)				975,447,575

Cash and Other Assets in Excess of Liabilities(e) 1.01%				9,961,784

Net Assets 100.00%				$985,409,359
CAD	Canadian dollar.
EUR	euro.
COD	Certificate of Deposit.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2013.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Foreign security traded in U.S. dollars.
(b)	Security has been fully/partially segregated to cover margin requirements for open futures contracts as of August 31, 2013.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at August 31, 2013.
(e)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

Open Consumer Price Index (“CPI”) Swaps at August 31, 2013:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	$5,000,000	$5,085,412	$85,412
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	5,055,483	55,483
Morgan Stanley	2.7975%	CPI Urban Consumer NSA	6/28/2043	15,000,000	15,318,405	318,405
Morgan Stanley	1.3975%	CPI Urban Consumer NSA	7/12/2014	10,000,000	10,011,791	11,791
Unrealized Appreciation on CPI Swaps						$471,091

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	2.420%	CPI Urban Consumer NSA	5/19/2017	$15,000,000	$14,584,661	$(415,339)
Bank of America	2.555%	CPI Urban Consumer NSA	7/15/2018	5,000,000	4,790,215	(209,785)
Bank of America	2.820%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,772,770	(227,230)
Bank of America	2.825%	CPI Urban Consumer NSA	7/22/2023	5,000,000	4,686,757	(313,243)
Barclays Bank plc	1.5425%	CPI Urban Consumer NSA	7/25/2014	12,000,000	11,992,643	(7,357)
Barclays Bank plc	2.215%	CPI Urban Consumer NSA	2/24/2015	5,000,000	4,920,779	(79,221)
Barclays Bank plc	2.620%	CPI Urban Consumer NSA	10/18/2019	15,000,000	14,516,849	(483,151)
Barclays Bank plc	2.6475%	CPI Urban Consumer NSA	9/28/2022	20,000,000	19,425,856	(574,144)
Barclays Bank plc	2.945%	CPI Urban Consumer NSA	3/5/2038	15,000,000	14,233,895	(766,105)
Barlcays Bank plc	2.7425%	CPI Urban Consumer NSA	9/14/2024	15,000,000	14,485,020	(514,980)
Credit Suisse	2.525%	CPI Urban Consumer NSA	1/11/2019	15,000,000	14,566,084	(433,916)
Credit Suisse	2.560%	CPI Urban Consumer NSA	6/27/2020	5,000,000	4,809,294	(190,706)
Credit Suisse	2.6713%	CPI Urban Consumer NSA	4/11/2022	30,000,000	29,083,739	(916,261)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

Open Consumer Price Index (“CPI”) Swaps at August 31, 2013 (continued):

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	2.864%	CPI Urban Consumer NSA	2/22/2032	$8,000,000	$7,643,876	$(356,124)
Deutsche Bank AG	2.615%	CPI Urban Consumer NSA	1/4/2020	15,000,000	14,484,582	(515,418)
Deutsche Bank AG	1.965%	CPI Urban Consumer NSA	2/15/2014	6,000,000	5,971,805	(28,195)
Deutsche Bank AG	2.1325%	CPI Urban Consumer NSA	4/5/2014	10,000,000	9,916,639	(83,361)
Deutsche Bank AG	2.145%	CPI Urban Consumer NSA	2/8/2016	6,000,000	5,905,894	(94,106)
Deutsche Bank AG	2.1775%	CPI Urban Consumer NSA	4/22/2018	30,000,000	29,729,219	(270,781)
Deutsche Bank AG	2.1925%	CPI Urban Consumer NSA	8/16/2017	10,000,000	9,868,023	(131,977)
Deutsche Bank AG	2.245%	CPI Urban Consumer NSA	3/20/2014	6,000,000	5,938,338	(61,662)
Deutsche Bank AG	2.340%	CPI Urban Consumer NSA	6/17/2016	5,000,000	4,868,728	(131,272)
Deutsche Bank AG	2.3825%	CPI Urban Consumer NSA	5/23/2020	40,000,000	39,475,009	(524,991)
Deutsche Bank AG	2.385%	CPI Urban Consumer NSA	1/24/2021	7,000,000	6,876,920	(123,080)
Deutsche Bank AG	2.4375%	CPI Urban Consumer NSA	6/7/2021	20,000,000	19,752,870	(247,130)
Deutsche Bank AG	2.440%	CPI Urban Consumer NSA	4/11/2020	8,000,000	7,808,969	(191,031)
Deutsche Bank AG	2.4925%	CPI Urban Consumer NSA	5/16/2016	4,000,000	3,879,093	(120,907)
Deutsche Bank AG	2.500%	CPI Urban Consumer NSA	9/4/2021	10,000,000	9,802,241	(197,759)
Deutsche Bank AG	2.520%	CPI Urban Consumer NSA	8/8/2021	5,000,000	4,832,737	(167,263)
Deutsche Bank AG	2.585%	CPI Urban Consumer NSA	11/28/2020	15,000,000	14,516,057	(483,943)
Deutsche Bank AG	2.590%	CPI Urban Consumer NSA	5/13/2016	12,000,000	11,579,802	(420,198)
Deutsche Bank AG	2.6075%	CPI Urban Consumer NSA	6/13/2020	5,000,000	4,792,842	(207,158)
Deutsche Bank AG	2.640%	CPI Urban Consumer NSA	12/17/2020	15,000,000	14,456,444	(543,556)
Deutsche Bank AG	2.695%	CPI Urban Consumer NSA	10/29/2021	9,000,000	8,660,915	(339,085)
Deutsche Bank AG	2.700%	CPI Urban Consumer NSA	7/11/2019	6,000,000	5,684,185	(315,815)
Deutsche Bank AG	2.710%	CPI Urban Consumer NSA	10/11/2020	15,000,000	14,435,571	(564,429)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

Open Consumer Price Index (“CPI”) Swaps at August 31, 2013 (continued):

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	10/25/2021	$15,000,000	$14,394,756	$(605,244)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	2/4/2021	15,000,000	14,429,164	(570,836)
Deutsche Bank AG	2.745%	CPI Urban Consumer NSA	3/20/2022	30,000,000	28,917,925	(1,082,075)
Deutsche Bank AG	2.7475%	CPI Urban Consumer NSA	2/26/2022	30,000,000	28,885,402	(1,114,598)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	5,848,341	(151,659)
Deutsche Bank AG	2.7525%	CPI Urban Consumer NSA	8/2/2021	8,000,000	7,536,769	(463,231)
Deutsche Bank AG	2.779%	CPI Urban Consumer NSA	3/12/2022	25,000,000	24,016,867	(983,133)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	14,111,652	(888,348)
Goldman Sachs	2.497%	CPI Urban Consumer NSA	5/2/2021	30,000,000	29,379,111	(620,889)
Goldman Sachs	2.5375%	CPI Urban Consumer NSA	4/17/2021	8,000,000	7,761,250	(238,750)
Goldman Sachs	2.5575%	CPI Urban Consumer NSA	11/13/2019	20,000,000	19,390,491	(609,509)
Goldman Sachs	2.6475%	CPI Urban Consumer NSA	12/6/2020	20,000,000	19,254,096	(745,904)
Goldman Sachs	2.675%	CPI Urban Consumer NSA	12/13/2020	15,000,000	14,411,975	(588,025)
Goldman Sachs	2.7725%	CPI Urban Consumer NSA	4/3/2023	20,000,000	19,262,529	(737,471)
Goldman Sachs	2.945%	CPI Urban Consumer NSA	1/16/2038	15,000,000	14,178,070	(821,930)
Goldman Sachs	2.980%	CPI Urban Consumer NSA	2/7/2033	10,000,000	9,452,628	(547,372)
J.P. Morgan	2.385%	CPI Urban Consumer NSA	5/16/2020	10,000,000	9,792,563	(207,437)
J.P. Morgan	2.6075%	CPI Urban Consumer NSA	6/3/2020	5,000,000	4,796,979	(203,021)
J.P. Morgan	2.680%	CPI Urban Consumer NSA	2/28/2021	20,000,000	19,357,111	(642,889)
J.P. Morgan	2.730%	CPI Urban Consumer NSA	9/20/2021	15,000,000	14,419,376	(580,624)
J.P. Morgan	2.7563%	CPI Urban Consumer NSA	3/25/2022	30,000,000	28,893,006	(1,106,994)
J.P. Morgan	2.810%	CPI Urban Consumer NSA	3/28/2032	7,000,000	6,752,505	(247,495)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,774,691	(225,309)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

Open Consumer Price Index (“CPI”) Swaps at August 31, 2013 (continued):

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
J.P. Morgan	2.955%	CPI Urban Consumer NSA	7/15/2026	$5,000,000	$4,634,025	$(365,975)
Morgan Stanley	2.415%	CPI Urban Consumer NSA	7/2/2023	15,000,000	14,983,904	(16,096)
Morgan Stanley	2.265%	CPI Urban Consumer NSA	6/22/2016	5,000,000	4,886,173	(113,827)
Morgan Stanley	2.270%	CPI Urban Consumer NSA	3/14/2014	5,000,000	4,946,264	(53,736)
Morgan Stanley	2.5475%	CPI Urban Consumer NSA	4/20/2021	8,000,000	7,753,677	(246,323)
Morgan Stanley	2.555%	CPI Urban Consumer NSA	2/11/2018	20,000,000	19,451,960	(548,040)
Morgan Stanley	2.6725%	CPI Urban Consumer NSA	1/22/2021	20,000,000	19,296,789	(703,211)
Morgan Stanley	2.6725%	CPI Urban Consumer NSA	1/28/2021	15,000,000	14,485,643	(514,357)
Morgan Stanley	2.735%	CPI Urban Consumer NSA	5/13/2019	12,000,000	11,402,173	(597,827)
Morgan Stanley	2.7875%	CPI Urban Consumer NSA	6/8/2026	5,000,000	4,762,965	(237,035)
UBS AG	2.4975%	CPI Urban Consumer NSA	4/26/2020	9,000,000	8,741,043	(258,957)
UBS AG	2.5275%	CPI Urban Consumer NSA	5/9/2021	10,000,000	9,703,656	(296,344)
UBS AG	2.7175%	CPI Urban Consumer NSA	5/13/2020	12,000,000	11,421,021	(578,979)
UBS AG	2.815%	CPI Urban Consumer NSA	4/5/2032	5,000,000	4,818,665	(181,335)
Wells Fargo	1.690%	CPI Urban Consumer NSA	6/1/2015	8,000,000	7,962,766	(37,234)
Wells Fargo	2.410%	CPI Urban Consumer NSA	6/20/2021	10,000,000	9,799,849	(200,151)
Wells Fargo	2.560%	CPI Urban Consumer NSA	5/2/2021	10,000,000	9,678,911	(321,089)
Wells Fargo	2.6275%	CPI Urban Consumer NSA	10/5/2019	15,000,000	14,532,683	(467,317)
Wells Fargo	2.645%	CPI Urban Consumer NSA	12/27/2020	15,000,000	14,456,880	(543,120)
Wells Fargo	2.7325%	CPI Urban Consumer NSA	2/19/2021	20,000,000	19,259,164	(740,836)
Wells Fargo	2.745%	CPI Urban Consumer NSA	2/21/2022	25,000,000	24,066,420	(933,580)
Wells Fargo	2.855%	CPI Urban Consumer NSA	11/23/2032	10,000,000	9,611,880	(388,120)
Wells Fargo	2.950%	CPI Urban Consumer NSA	1/31/2033	15,000,000	14,246,228	(753,772)
Unrealized Depreciation on CPI Swaps						$(34,330,683)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

Credit Default Swaps on Indexes - Sell Protection at August 31, 2013(1):

Swap Counterparty	Fund Receives (Pays)	Referenced Index	Termination Date	Notional Amount	Fair Value(2)	Upfront Payments Received(3)	Unrealized Appreciation (Depreciation)(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Credit Suisse	.07%	Markit CMBX. NA.AAA.2	3/15/2049	$300,000	$292,314	$16,272	$8,586	$7,686
Credit Suisse	.07%	Markit CMBX. NA.AAA.2	3/15/2049	500,000	487,190	12,277	(533)	12,810
Credit Suisse	.08%	Markit CMBX. NA.AAA.3	12/13/2049	1,000,000	965,790	35,615	1,405	34,210
Credit Suisse	.08%	Markit CMBX. NA.AAA.3	12/13/2049	2,000,000	1,931,580	73,078	4,658	68,420
Credit Suisse	.35%	Markit CMBX. NA.AAA.4	2/17/2051	500,000	484,075	39,416	23,491	15,925
Goldman Sachs	.08%	Markit CMBX. NA.AAA.3	12/13/2049	100,000	96,579	7,785	4,364	3,421
Morgan Stanley	.07%	Markit CMBX. NA.AAA.2	3/15/2049	1,500,000	1,461,570	42,337	3,907	38,430
Morgan Stanley	.08%	Markit CMBX. NA.AAA.3	12/13/2049	500,000	482,895	41,646	24,541	17,105
UBS AG	.07%	Markit CMBX. NA.AAA.2	3/15/2049	300,000	292,314	16,273	8,587	7,686
UBS AG	.07%	Markit CMBX. NA.AAA.2	3/15/2049	500,000	487,190	27,121	14,311	12,810
UBS AG	.08%	Markit CMBX. NA.AAA.3	12/31/2049	200,000	193,158	16,658	9,816	6,842
						$328,478	$103,133	$225,345

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(l)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $103,666. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $533.
(5)	Includes upfront payments received.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

Open Forward Foreign Currency Exchange Contracts at August 31, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Morgan Stanley	11/26/2013	470,000	$451,369	$445,311	$6,058
euro	Sell	Goldman Sachs	11/13/2013	2,323,000	3,103,108	3,070,978	32,130
euro	Sell	J.P. Morgan	10/17/2013	169,000	223,417	223,392	25
euro	Sell	Morgan Stanley	9/20/2013	1,325,000	1,774,818	1,751,278	23,540
euro	Sell	Morgan Stanley	10/17/2013	310,000	411,723	409,773	1,950
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$63,703

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Buy	Barclays Bank plc	11/26/2013	31,000	$29,407	$29,372	$(35)
Canadian dollar	Buy	Morgan Stanley	11/26/2013	21,000	19,934	19,897	(37)
Canadian dollar	Sell	Morgan Stanley	11/26/2013	695,000	657,304	658,493	(1,189)
euro	Sell	J.P. Morgan	10/7/2013	650,000	843,555	859,167	(15,612)
euro	Sell	J.P. Morgan	10/17/2013	1,405,000	1,836,256	1,857,195	(20,939)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(37,812)

Open Futures Contracts at August 31, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2013	1,108	Long	$243,483,000	$80,295

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2013	555	Short	$(66,422,227)	$(247,995)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

The following is a summary of the inputs used as of August 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$102,986,861	$—	$102,986,861
Corporate Bonds	—	422,205,390	—	422,205,390
Floating Rate Loans(4)
Aerospace/Defense	—	233,850	—	233,850
Automotive	—	162,182	—	162,182
Chemicals	—	107,677	—	107,677
Containers	—	—	263,543	263,543
Energy Equipment & Services	—	882,186	751,875	1,634,061
Financial: Miscellaneous	—	501,713	—	501,713
Food	—	128,437	—	128,437
Food/Tobacco	—	—	118,086	118,086
Gaming	—	2,535,290	—	2,535,290
Health Care	—	2,601,111	—	2,601,111
Health Care Management Services	—	1,431,000	—	1,431,000
Leisure	—	150,130	—	150,130
Media	—	4,853,831	—	4,853,831
Metals & Minerals: Miscellaneous	—	1,866,322	173,910	2,040,232
Miscellaneous	—	—	724,905	724,905
Services	—	501,853	805,978	1,307,831
Telecommunications	—	850,000	—	850,000
Utilities	—	150,563	824,014	974,577
Utilities: Miscellaneous	—	—	149,283	149,283
Foreign Bonds	—	8,129,601	—	8,129,601
Foreign Government Obligations	—	5,577,476	—	5,577,476
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	12,364,152	—	12,364,152
Government Sponsored Enterprises Pass-Throughs	—	67,810,598	—	67,810,598
Non-Agency Commercial Mortgage-Backed Securities	—	271,080,836	—	271,080,836
U.S. Treasury Obligations	—	28,541,752	—	28,541,752
Commercial Paper	—	14,072,483		14,072,483
Repurchase Agreements	—	21,910,687		21,910,687
Total	$—	$971,635,981	$3,811,594	$975,447,575
Other Financial Instruments
CPI Swaps
Assets	$—	$471,091	$—	$471,091
Liabilities	—	(34,330,683)	—	(34,330,683)
Credit Default Swaps
Assets	—	103,666	—	103,666
Liabilities	—	(533)	—	(533)
Forward Foreign Currency Exchange Contracts
Assets	—	63,703	—	63,703
Liabilities	—	(37,812)	—	(37,812)
Futures Contracts
Assets	80,295	—	—	80,295
Liabilities	(247,995)	—	—	(247,995)
Unfunded Commitments
Assets	—	—	258	258
Liabilities	—	—	—	—
Total	$(167,700)	$(33,730,568)	$258	$(33,898,010)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2013

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2013.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans	Unfunded Commitments
Balance as of December 1, 2012	$1,213,388	$—
Accrued discounts/premiums	5,604	—
Realized gain (loss)	6,177	—
Change in unrealized appreciation /depreciation	(72,314)	382
Purchases	2,518,341	—
Sales	(554,797)	—
Net transfers in or out of level 3	695,195	(124)
Balance as of August 31, 2013	$3,811,594	$258

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 93.76%

ASSET-BACKED SECURITIES 9.69%

Automobiles 5.12%

Ally Auto Receivables Trust 2012-2 A3	0.74%	4/15/2016	$40,784	$40,832,594
Ally Auto Receivables Trust 2012-5 A3	0.62%	3/15/2017	58,040	57,939,214
Ally Auto Receivables Trust 2013-SN1 A2	0.52%	5/20/2015	33,590	33,540,472
AmeriCredit Automobile Receivables Trust 2011-5 A2	1.19%	8/8/2015	2,900	2,901,189
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%	10/8/2015	3,746	3,748,835
AmeriCredit Automobile Receivables Trust 2012-2 A2	0.76%	10/8/2015	10,137	10,143,096
AmeriCredit Automobile Receivables Trust 2012-3 A2	0.71%	12/8/2015	15,260	15,267,659
AmeriCredit Automobile Receivables Trust 2012-4 A2	0.49%	4/8/2016	14,306	14,303,056
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%	6/8/2017	42,450	42,358,796
AmeriCredit Automobile Receivables Trust 2012-5 A3	0.62%	6/8/2017	33,500	33,416,954
AmeriCredit Automobile Receivables Trust 2013-1 A2	0.49%	6/8/2016	16,961	16,951,853
AmeriCredit Automobile Receivables Trust 2013-1 A3	0.61%	10/10/2017	34,775	34,625,624
AmeriCredit Automobile Receivables Trust 2013-1 B	1.07%	3/8/2018	16,424	16,228,858
AmeriCredit Automobile Receivables Trust 2013-3 B	1.58%	9/10/2018	19,125	19,029,471
BMW Vehicle Lease Trust 2013-1 A3	0.54%	9/21/2015	31,842	31,765,818
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	47,805	47,651,068
Capital Auto Receivables Asset Trust 2013-1 A1	0.47%	3/20/2015	54,921	54,871,242
Capital Auto Receivables Asset Trust 2013-1 A2	0.62%	7/20/2016	47,921	47,867,017
Capital Auto Receivables Asset Trust 2013-2 A1	0.77%	7/20/2015	48,000	48,025,584
Ford Credit Auto Lease Trust 2012-A A2	0.63%	4/15/2014	202	202,120
Huntington Auto Trust 2012-2 A3	0.51%	4/17/2017	106,000	105,611,351
Hyundai Auto Lease Securitization Trust 2012-A A2†	0.68%	1/15/2015	10,716	10,720,918
Hyundai Auto Lease Securitization Trust 2012-A A3†	0.92%	8/17/2015	90,895	91,133,963
Hyundai Auto Lease Securitization Trust 2013-A A3†	0.66%	6/15/2016	41,000	40,931,940
Hyundai Auto Lease Securitization Trust 2013-B A3†	0.98%	10/17/2016	41,700	41,658,321
Hyundai Auto Receivables Trust 2012-C A3	0.53%	4/17/2017	53,200	53,113,577
Hyundai Auto Receivables Trust 2013-A A3	0.56%	7/17/2017	30,000	29,927,160
Mercedes-Benz Auto Lease Trust 2013-A A2	0.49%	6/15/2015	75,600	75,571,952
Mercedes-Benz Auto Lease Trust 2013-A A3	0.59%	2/15/2016	47,070	47,052,890
Nissan Auto Lease Trust 2012-A A3	0.98%	5/15/2015	58,725	58,866,557
Nissan Auto Lease Trust 2012-B A3	0.58%	11/16/2015	24,337	24,303,877
Nissan Auto Lease Trust 2013-A A3	0.61%	4/15/2016	10,000	9,967,915
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%	11/17/2014	5,045	5,056,856
Santander Drive Auto Receivables Trust 2011-3 A3	1.23%	4/15/2015	9,428	9,435,125
Santander Drive Auto Receivables Trust 2011-4 A3	1.64%	9/15/2015	14,000	14,040,565
Santander Drive Auto Receivables Trust 2012-1 A2	1.25%	4/15/2015	2,149	2,151,521
Santander Drive Auto Receivables Trust 2012-2 A3	1.22%	12/15/2015	17,837	17,886,694
Santander Drive Auto Receivables Trust 2012-3 A2	0.83%	4/15/2015	5,141	5,142,297
Santander Drive Auto Receivables Trust 2012-3 A3	1.08%	4/15/2016	30,164	30,231,854
Santander Drive Auto Receivables Trust 2012-4 A2	0.79%	8/17/2015	32,974	32,983,057

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Santander Drive Auto Receivables Trust 2012-5 A3	0.83%		12/15/2016	$12,682	$12,676,001
Santander Drive Auto Receivables Trust 2012-6 A3	0.62%		7/15/2016	30,290	30,288,516
Santander Drive Auto Receivables Trust 2012-AA A2†	0.55%		2/16/2016	30,081	30,074,488
Santander Drive Auto Receivables Trust 2013-1 A2	0.48%		2/16/2016	18,325	18,324,003
Santander Drive Auto Receivables Trust 2013-1 A3	0.62%		6/15/2017	44,700	44,496,324
Santander Drive Auto Receivables Trust 2013-2 A2	0.47%		3/15/2016	39,940	39,935,122
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%		9/15/2016	42,760	42,738,684
Santander Drive Auto Receivables Trust 2013-3 B	1.19%		5/15/2018	28,650	28,157,549
Volkswagen Auto Lease Trust 2012-A A3	0.87%		7/20/2015	63,745	63,935,980
Volkswagen Auto Loan Enhanced Trust 2012-2 A3	0.46%		1/20/2017	90,395	90,080,290
Total					1,678,165,867

Credit Cards 1.33%

American Express Credit Account Master Trust 2012-3 B	0.684	%#	3/15/2018	21,700	21,636,180
Bank of America Credit Card Trust 2008-C5	4.934	%#	3/15/2016	43,800	44,030,651
Citibank Omni Master Trust 2009-A14A†	2.934	%#	8/15/2018	91,335	93,453,378
Discover Card Execution Note Trust 2012-B3	0.634	%#	5/15/2018	67,800	66,952,636
Dryrock Issuance Trust 2012-1 A	0.334	%#	8/15/2017	50,000	49,887,500
Dryrock Issuance Trust 2012-2 A	0.64%		8/15/2018	40,750	40,498,858
MBNA Credit Card Master Note Trust 2004-B1	4.45%		8/15/2016	40,200	41,008,603
World Financial Network Credit Card Master Trust 2011-A	1.68%		8/15/2018	33,150	33,484,069
World Financial Network Credit Card Master Trust 2013-B A	0.91%		3/16/2020	45,175	44,819,540
Total					435,771,415

Home Equity 0.97%

Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1 A3	0.39	%#	1/25/2036	27,909	26,401,236
Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	0.344	%#	5/25/2036	27,779	24,841,323
Atrium V-5A A1†	0.514	%#	7/20/2020	15,952	15,668,112
Bear Stearns Asset Backed Securities Trust 2006-HE10 21A1	0.254	%#	12/25/2036	4,344	4,280,903
Gannett Peak CLO Ltd. 2006-1A A1B†	0.534	%#	10/27/2020	7,855	7,782,971
Home Equity Asset Trust 2006-6 2A2	0.294	%#	11/25/2036	13,208	13,151,022
Home Equity Asset Trust 2006-7 2A2	0.294	%#	1/25/2037	29,896	29,173,515
Home Equity Asset Trust 2006-8 2A2	0.294	%#	3/25/2037	27,602	27,355,446
ING Investment Management CLO II Ltd. 2006-2A A1R†	0.525	%#	8/1/2020	13,836	13,731,095

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Home Equity (conitnued)

Kingsland III Ltd. 2006-3A A1†	0.477	%#	8/24/2021	$22,000	$21,755,800
Liberty CLO Ltd. 2005-1A A1C†	0.515	%#	11/1/2017	11,944	11,879,393
Mountain Capital CLO IV Ltd. 2005-4A A2L†	0.723	%#	3/15/2018	14,500	14,194,050
OHA Park Avenue CLO Ltd. 2007-1A A1B†	0.503	%#	3/14/2022	8,611	8,429,879
Option One Mortgage Loan Trust 2005-1 A4	0.99	%#	2/25/2035	16,913	16,526,091
Race Point III CLO Ltd. 2006-3 A (Ireland)†(a)	0.528	%#	4/15/2020	34,542	34,065,101
Stone Tower CLO VI Ltd. 2007-6A A2A†	0.488	%#	4/17/2021	22,500	21,825,000
WhiteHorse III Ltd. 2006-1A A1L†	0.535	%#	5/1/2018	25,550	25,312,055
Total					316,372,992

Other 2.27%

Carrington Mortgage Loan Trust 2005-NC3 A1D	0.52	%#	6/25/2035	2,923	2,925,569
CIT Mortgage Loan Trust 2007-1 2A2†	1.434	%#	10/25/2037	22,051	22,025,103
First Franklin Mortgage Loan Trust 2006-FF17 A4	0.29	%#	12/25/2036	11,147	11,005,498
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A1†	1.34%		10/15/2043	32,000	32,020,192
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%		10/15/2045	56,180	56,504,748
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A1†	0.898%		1/15/2044	44,000	43,978,396
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A2†	1.495%		1/16/2046	21,950	21,794,748
HLSS Servicer Advance Receivables Backed Notes 2013-T1 B1†	1.247%		1/15/2044	14,525	14,513,576
HLSS Servicer Advance Receivables Backed Notes 2013-T2 A2†	1.147%		5/16/2044	13,905	13,827,118
HLSS Servicer Advance Receivables Backed Notes 2013-T2 B2†	1.495%		5/16/2044	5,600	5,567,332
HLSS Servicer Advance Receivables Backed Notes 2013-T3 A3†	1.793%		5/15/2046	19,575	19,079,146
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%		5/15/2046	8,500	8,254,919
Morgan Stanley ABS Capital I 2006-HE1 A3	0.37	%#	1/25/2036	10,543	10,408,456
Nationstar Mortgage Advance Receivables Trust 2013-T1A A1†	1.08%		6/20/2044	39,350	39,323,675
Nationstar Mortgage Advance Receivables Trust 2013-T3A A3†	2.438%		6/20/2048	39,750	38,716,301
Pennsylvania Higher Education Assistance Agency 2009-2 A1	0.866	%#	4/25/2019	2,328	2,329,568
Saxon Asset Securities Trust 2006-3 A2	0.294	%#	10/25/2046	3,331	3,324,721

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Securitized Asset Backed Receivables LLC Trust 2005-FR5 A1B	0.47	%#	8/25/2035	$22,971	$22,007,042
SLM Student Loan Trust 2006-2 A4	0.356	%#	10/25/2022	11,903	11,853,404
SLM Student Loan Trust 2006-4 A4	0.346	%#	4/25/2023	2,951	2,949,676
SLM Student Loan Trust 2007-2 A2	0.266	%#	7/25/2017	19,440	19,372,965
SLM Student Loan Trust 2007-7 A2	0.466	%#	1/25/2016	9,116	9,106,978
SLM Student Loan Trust 2010-A 2A†	3.434	%#	5/16/2044	60,398	62,639,159
SLM Student Loan Trust 2010-C A1†	1.834	%#	12/15/2017	4,814	4,820,040
SLM Student Loan Trust 2011-1 A1	0.704	%#	3/25/2026	28,150	28,174,935
SLM Student Loan Trust 2011-A A1†	1.184	%#	10/15/2024	32,195	32,291,691
SLM Student Loan Trust 2011-B A1†	1.034	%#	12/16/2024	34,020	33,917,847
SLM Student Loan Trust 2011-C A1†(b)	1.584	%#	12/15/2023	23,468	23,639,839
SLM Student Loan Trust 2012-A A1†	1.584	%#	8/15/2025	19,244	19,389,520
SLM Student Loan Trust 2012-C A1†	1.284	%#	8/15/2023	20,542	20,638,405
SLM Student Loan Trust 2012-E A1†	0.934	%#	10/16/2023	25,233	25,206,497
SLM Student Loan Trust 2013-B A1†	0.834	%#	7/15/2022	55,328	55,109,401
Structured Asset Securities Corp. 2006-GEL3 A2†	0.414	%#	7/25/2036	7,696	7,605,844
Structured Asset Securities Corp. 2007-BC2 A3	0.32	%#	3/25/2037	19,194	18,597,569
Total					742,919,878
Total Asset-Backed Securities (cost $3,179,014,189)					3,173,230,152

CORPORATE BONDS 40.88%

Aerospace/Defense 0.02%

Exelis, Inc.	4.25%		10/1/2016	2,513	2,636,034
Litton Industries, Inc.	6.75%		4/15/2018	2,750	3,108,341
Total					5,744,375

Air Transportation 0.24%

Air Canada (Canada)†(a)	9.25%		8/1/2015	29,000	30,286,875
Continental Airlines, Inc.	7.461%		4/1/2015	1,386	1,393,104
United Airlines, Inc.†	6.75%		9/15/2015	30,773	31,965,454
US Airways 2012-1 Class C Pass-Through Trust	9.125%		10/1/2015	13,989	14,548,955
Total					78,194,388

Apparel 0.35%

Fifth & Pacific Cos., Inc.	10.50%		4/15/2019	5,370	5,886,863
J. Crew Group, Inc.	8.125%		3/1/2019	65,727	69,506,302
Perry Ellis International, Inc.	7.875%		4/1/2019	2,030	2,156,875
PVH Corp.	7.375%		5/15/2020	32,678	35,455,630
Total					113,005,670

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Auto Parts: Original Equipment 0.10%

Delphi Corp.	5.875%	5/15/2019	$2,412	$2,568,780
Hertz Corp. (The)	5.875%	10/15/2020	9,750	10,054,688
International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018	4,925	5,048,125
Stanadyne Holdings, Inc.	12.00%	2/15/2015	6,930	4,261,950
Titan International, Inc.†	7.875%	10/1/2017	9,971	10,619,115
Total				32,552,658

Auto: Trucks & Parts 0.00%

Commercial Vehicle Group, Inc.	7.875%	4/15/2019	475	475,000

Automotive 0.15%

Kia Motors Corp. (South Korea)†(a)	3.625%	6/14/2016	13,600	14,189,057
TRW Automotive, Inc.†	8.875%	12/1/2017	34,374	36,522,375
Total				50,711,432

Banks: Diversified 6.62%

Abbey National Treasury Services plc (United Kingdom)(a)	1.844%#	4/25/2014	7,016	7,076,043
Abbey National Treasury Services plc (United Kingdom)(a)	3.05%	8/23/2018	24,300	24,419,702
Abbey National Treasury Services plc (United Kingdom)†(a)	3.875%	11/10/2014	18,001	18,551,273
Associated Banc-Corp	1.875%	3/12/2014	40,700	40,750,590
Associated Banc-Corp	5.125%	3/28/2016	64,556	69,039,479
Banco Bradesco SA†	2.363%#	5/16/2014	23,200	23,357,226
Banco Bradesco SA†	4.50%	1/12/2017	9,100	9,395,750
Banco Davivienda SA (Colombia)†(a)	2.95%	1/29/2018	7,800	7,234,500
Banco de Costa Rica (Costa Rica)†(a)	5.25%	8/12/2018	5,800	5,872,500
Banco de Credito e Inversiones (Chile)†(a)	3.00%	9/13/2017	11,800	11,589,240
Banco del Estado de Chile (Chile)†(a)	2.00%	11/9/2017	34,000	33,245,540
Banco del Estado de Chile COD	2.03%	4/2/2015	7,900	8,050,487
Banco do Brasil SA	3.875%	1/23/2017	24,800	25,389,000
Banco Santander Chile (Chile)†(a)	2.15%#	6/7/2018	24,000	24,270,000
Bank of America Corp.	5.42%	3/15/2017	55,692	60,185,787
Bank of America Corp.	5.75%	8/15/2016	11,660	12,770,289
Bank of America Corp.	5.75%	12/1/2017	37,420	41,908,828
Bank of America Corp.	7.625%	6/1/2019	24,975	30,096,448
Bank of America Corp.	7.75%	8/15/2015	6,201	6,904,274
Bank of America Corp.	7.80%	9/15/2016	45,426	52,158,269
Bank of America Corp.	10.20%	7/15/2015	10,006	11,364,795
Bank of America NA	5.30%	3/15/2017	27,414	29,929,701
Bank of America NA	6.10%	6/15/2017	11,614	12,999,306
Bank of Nova Scotia (Canada)†(a)	2.15%	8/3/2016	28,950	29,798,988
Citigroup, Inc.	4.875%	5/7/2015	11,627	12,274,705

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Diversified (continued)

Citigroup, Inc.	5.00%	9/15/2014	$157,230	$163,415,743
Citigroup, Inc.	5.50%	2/15/2017	86,223	93,659,820
Comerica Bank	8.375%	7/15/2024	1,000	1,060,968
Corpbanca SA (Chile)(a)	3.125%	1/15/2018	11,800	10,512,030
Discover Bank	8.70%	11/18/2019	13,221	16,725,861
DnB NOR Boligkreditt AS (Norway)†(a)	2.10%	10/14/2015	49,095	50,356,742
First Citizens St. Lucia Ltd. (Saint Lucia)†(a)	4.903%	2/9/2016	2,125	2,164,531
First Midwest Bancorp, Inc.	5.875%	11/22/2016	14,875	15,784,978
Goldman Sachs Group, Inc. (The)	5.625%	1/15/2017	53,875	58,718,201
Goldman Sachs Group, Inc. (The)	6.15%	4/1/2018	104,408	118,156,550
Hana Bank (South Korea)†(a)	1.375%	2/5/2016	9,800	9,660,791
HBOS plc (United Kingdom)†(a)	6.75%	5/21/2018	52,494	57,651,745
JPMorgan Chase Bank NA	6.00%	10/1/2017	136,725	155,410,385
Korea Development Bank (The) (South Korea)(a)	1.00%	1/22/2016	9,800	9,640,799
Macquarie Bank Ltd. (Australia)†(a)	2.00%	8/15/2016	48,500	48,451,500
Morgan Stanley	3.45%	11/2/2015	31,300	32,456,566
Morgan Stanley	4.20%	11/20/2014	24,051	24,967,319
Morgan Stanley	4.75%	4/1/2014	61,287	62,555,028
Morgan Stanley	5.375%	10/15/2015	33,100	35,655,519
Morgan Stanley	5.55%	4/27/2017	28,125	30,988,547
Morgan Stanley	5.95%	12/28/2017	29,150	32,663,420
Morgan Stanley	6.00%	4/28/2015	80,137	86,010,321
Morgan Stanley	6.25%	8/28/2017	14,250	16,107,744
Nordea Eiendomskreditt AS (Norway)†(a)	2.125%	9/22/2016	22,740	23,305,976
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	397	441,663
Regions Bank	7.50%	5/15/2018	53,505	62,623,964
Regions Financial Corp.	7.75%	11/10/2014	9,694	10,434,408
Royal Bank of Canada (Canada)(a)	1.20%	9/19/2017	88,033	86,110,447
Russian Agricultural Bank OJSC via RSHB Capital SA (Luxembourg)†(a)	5.298%	12/27/2017	13,800	14,059,440
Russian Agricultural Bank OJSC via RSHB Capital SA (Luxembourg)†(a)	7.125%	1/14/2014	11,800	12,065,500
Sberbank via SB Capital SA (Russia)†(a)	4.95%	2/7/2017	11,800	12,360,500
Sberbank via SB Capital SA (Russia)(a)	5.40%	3/24/2017	4,900	5,194,980
Shinhan Bank (South Korea)†(a)	4.375%	7/27/2017	5,800	6,213,871
Sparebank 1 Boligkreditt AS (Norway)†(a)	2.30%	6/30/2017	67,210	68,474,825
Standard Chartered Bank (United Kingdom)†(a)	6.40%	9/26/2017	31,648	35,912,568
Swedbank Hypotek AB (Sweden)†(a)	2.95%	3/28/2016	33,630	35,178,561
Synovus Financial Corp.	5.125%	6/15/2017	4,800	4,896,000
Synovus Financial Corp.	7.875%	2/15/2019	14,175	16,230,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Diversified (continued)

Turkiye Halk Bankasi AS (Turkey)†(a)	4.875%	7/19/2017	$9,800	$9,555,000
Turkiye Vakiflar Bankasi Tao (Turkey)†(a)	3.75%	4/15/2018	6,700	6,046,750
Turkiye Vakiflar Bankasi Tao (Turkey)†(a)	5.75%	4/24/2017	10,000	10,051,000
VTB Bank OJSC via VTB Capital SA (Luxembourg)†(a)	6.00%	4/12/2017	7,800	8,141,250
Total				2,168,704,906

Banks: Money Center 0.56%

1Malaysia Sukuk Global Berhad (Malaysia)†(a)	3.928%	6/4/2015	13,575	14,196,138
Akbank TAS (Turkey)†(a)	3.875%	10/24/2017	7,850	7,339,750
Banco de Credito del Peru (Peru)†(a)	4.75%	3/16/2016	9,900	10,434,600
Banco Latinoamericano de Comercio Exterior SA (Panama)†(a)	3.75%	4/4/2017	7,800	7,819,500
BBVA Banco Continental SA (Peru)†(a)	2.25%	7/29/2016	12,655	12,338,625
BBVA Banco Continental SA (Peru)†(a)	3.25%	4/8/2018	11,600	11,223,000
Eurasian Development Bank (Kazakhstan)†(a)	7.375%	9/29/2014	13,700	14,620,640
Export-Import Bank of Korea (South Korea)(a)	3.75%	10/20/2016	6,675	7,070,067
Wilmington Trust Corp.	8.50%	4/2/2018	10,931	13,118,960
Zions Bancorporation	4.00%	6/20/2016	23,625	24,451,969
Zions Bancorporation	4.50%	3/27/2017	54,144	57,049,421
Zions Bancorporation	7.75%	9/23/2014	3,924	4,179,421
Total				183,842,091

Beverages 0.25%

Cott Beverages, Inc.	8.125%	9/1/2018	950	1,024,812
Cott Beverages, Inc.	8.375%	11/15/2017	22,918	24,178,490
Pernod Ricard SA (France)†(a)	2.95%	1/15/2017	54,286	55,504,178
Total				80,707,480

Biotechnology Research & Production 0.53%

Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	47,393	49,433,079
Life Technologies Corp.	3.50%	1/15/2016	55,892	58,023,274
Life Technologies Corp.	4.40%	3/1/2015	62,578	65,288,816
Total				172,745,169

Brokers 0.17%

E*Trade Financial Corp.	6.75%	6/1/2016	5,592	5,941,500
Jefferies Group, Inc.	5.875%	6/8/2014	9,675	10,100,700
Raymond James Financial, Inc.	4.25%	4/15/2016	6,250	6,592,587
Raymond James Financial, Inc.	8.60%	8/15/2019	27,342	34,114,149
Total				56,748,936

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Building Materials 0.23%

Cemex Finance LLC†(c)	9.625%	12/14/2017	EUR	10,490	$14,720,910
Cimento Tupi SA (Brazil)†(a)	9.75%	5/11/2018		$6,225	6,162,750
Interline Brands, Inc.	7.50%	11/15/2018		7,125	7,516,875
Interline Brands, Inc. PIK	10.00%	11/15/2018		11,185	12,107,763
Nortek, Inc.	8.50%	4/15/2021		10,330	11,233,875
Owens Corning, Inc.	6.50%	12/1/2016		3,091	3,452,619
Owens Corning, Inc.	9.00%	6/15/2019		10,257	12,405,585
Ply Gem Industries, Inc.	9.375%	4/15/2017		8,246	8,720,145
Total					76,320,522

Business Services 0.48%

Alliance Data Systems Corp.†	5.25%	12/1/2017		26,650	27,649,375
Alliance Data Systems Corp.†	6.375%	4/1/2020		11,092	11,674,330
Brickman Group Holdings, Inc.†	9.125%	11/1/2018		15,971	17,188,789
Expedia, Inc.	7.456%	8/15/2018		23,750	27,453,219
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019		5,300	5,465,625
Iron Mountain, Inc.	7.75%	10/1/2019		9,650	10,711,500
Iron Mountain, Inc.	8.375%	8/15/2021		20,864	22,793,920
Monitronics International, Inc.	9.125%	4/1/2020		8,050	8,372,000
Monitronics International, Inc.†	9.125%	4/1/2020		2,950	3,068,000
Verisk Analytics, Inc.	4.875%	1/15/2019		20,835	22,208,026
Total					156,584,784

Cable Services 0.08%

Time Warner Cable, Inc.	5.85%	5/1/2017		24,772	26,989,490

Chemicals 1.16%

Airgas, Inc.	7.125%	10/1/2018		51,821	53,858,653
Braskem SA (Brazil)†(a)	11.75%	1/22/2014		8,331	8,789,205
Cabot Finance BV (Netherlands)†(a)	5.25%	9/1/2013		6,400	6,400,000
CF Industries, Inc.	6.875%	5/1/2018		57,571	67,187,199
Huntsman International LLC	8.625%	3/15/2020		9,493	10,537,230
Methanex Corp. (Canada)(a)	3.25%	12/15/2019		8,653	8,435,135
Methanex Corp. (Canada)(a)	6.00%	8/15/2015		38,517	41,045,487
Nufarm Australia Ltd. (Australia)†(a)	6.375%	10/15/2019		9,600	9,648,000
Phibro Animal Health Corp.†	9.25%	7/1/2018		41,965	45,112,375
Rhodia SA (France)†(a)	6.875%	9/15/2020		90,238	100,959,718
Sibur Securities Ltd. (Ireland)†(a)	3.914%	1/31/2018		7,800	7,390,500
TPC Group, Inc.†	8.75%	12/15/2020		9,100	9,327,500
Yara International ASA (Norway)†(a)	7.875%	6/11/2019		10,185	12,197,210
Total					380,888,212

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Coal 0.18%

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.25%	12/15/2017	$29,738	$31,447,935
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.50%	12/15/2019	26,676	29,010,150
Total				60,458,085

Communications & Media 0.22%

Digicel Ltd. (Jamaica)†(a)	8.25%	9/1/2017	68,887	71,986,915

Computer Hardware 0.19%

Hewlett-Packard Co.	1.25%	9/13/2013	57,200	57,201,602
Hewlett-Packard Co.	2.625%	12/9/2014	5,395	5,506,714
Total				62,708,316

Computer Software 0.29%

Brocade Communications Systems, Inc.	6.875%	1/15/2020	2,350	2,543,875
SERENA Software, Inc.	10.375%	3/15/2016	20,153	19,951,470
SunGard Data Systems, Inc.	7.375%	11/15/2018	69,130	73,796,275
Total				96,291,620

Construction/Homebuilding 0.11%

CRH America, Inc.	4.125%	1/15/2016	5,744	6,033,325
CRH America, Inc.	8.125%	7/15/2018	17,915	21,719,716
Empresas ICA SAB de CV (Mexico)†(a)	8.375%	7/24/2017	8,515	8,216,975
Total				35,970,016

Containers 0.33%

Berry Plastics Corp.	9.50%	5/15/2018	54,256	59,206,860
BWAY Holding Co.	10.00%	6/15/2018	1,490	1,639,000
Rock-Tenn Co.	4.45%	3/1/2019	23,282	24,457,881
Tekni-Plex, Inc.†	9.75%	6/1/2019	19,600	22,050,000
Total				107,353,741

Copper 0.01%

Southern Copper Corp.	6.375%	7/27/2015	4,400	4,781,295

Data Product, Equipment & Communications 0.59%

Fidelity National Information Services, Inc.	5.00%	3/15/2022	17,229	17,733,758
Fidelity National Information Services, Inc.	7.875%	7/15/2020	159,298	176,609,551
Total				194,343,309

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs 1.22%

Hospira, Inc.	5.20%	8/12/2020	$9,700	$9,759,034
Hospira, Inc.	6.05%	3/30/2017	22,018	23,730,692
Mylan, Inc.†	6.00%	11/15/2018	150,751	162,333,803
Mylan, Inc.†	7.875%	7/15/2020	65,250	74,542,122
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC	7.75%	9/15/2018	119,086	130,696,885
Total				401,062,536

Electric: Power 1.13%

Black Hills Corp.	9.00%	5/15/2014	25,014	26,330,262
CE Generation LLC	7.416%	12/15/2018	38,496	39,458,793
Cleveland Electric Illuminating Co. (The)	5.70%	4/1/2017	4,694	5,128,082
DPL, Inc.	6.50%	10/15/2016	13,100	13,886,000
Duquesne Light Holdings, Inc.	5.50%	8/15/2015	53,914	58,032,706
Entergy Corp.	4.70%	1/15/2017	29,518	31,517,018
Indiantown Cogeneration LP	9.77%	12/15/2020	20,705	22,779,179
Nevada Power Co.	7.375%	1/15/2014	3,000	3,072,657
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	29,220	31,265,400
PPL WEM Holdings plc (United Kingdom)†(a)	3.90%	5/1/2016	74,060	77,520,305
Red Oak Power LLC	8.54%	11/30/2019	23,418	24,940,606
TransAlta Corp. (Canada)(a)	5.75%	12/15/2013	34,305	34,755,562
Total				368,686,570

Electrical Equipment 0.05%

STATS ChipPAC Ltd. (Singapore)†(a)	4.50%	3/20/2018	16,700	16,324,250

Electrical: Household 0.05%

WireCo WorldGroup, Inc.	9.50%	5/15/2017	14,300	14,872,000

Electronics 0.22%

FLIR Systems, Inc.	3.75%	9/1/2016	27,250	28,041,313
Jabil Circuit, Inc.	7.75%	7/15/2016	15,241	17,336,638
Jabil Circuit, Inc.	8.25%	3/15/2018	23,485	27,771,012
Total				73,148,963

Electronics: Semi-Conductors/Components 0.05%

Avnet, Inc.	5.875%	3/15/2014	15,180	15,544,153
Freescale Semiconductor, Inc.	10.125%	12/15/2016	650	667,875
Total				16,212,028

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy Equipment & Services 0.58%

Copano Energy LLC/Copano Energy Finance Corp.	7.125%	4/1/2021	$6,500	$7,427,115
Energy Transfer Partners LP	6.125%	2/15/2017	14,643	16,384,214
Energy Transfer Partners LP	8.50%	4/15/2014	22,751	23,769,039
Energy Transfer Partners LP	9.00%	4/15/2019	55,303	69,541,144
Energy Transfer Partners LP	9.70%	3/15/2019	31,079	39,799,394
NRG Energy, Inc.	7.625%	5/15/2019	30,690	32,608,125
Total				189,529,031

Engineering & Contracting Services 0.33%

Andrade Gutierrez International SA (Luxembourg)†(a)	4.00%	4/30/2018	5,000	4,637,500
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	25,173	14,977,935
URS Corp.†	4.35%	4/1/2017	87,000	88,458,468
Total				108,073,903

Entertainment 1.15%

Greektown Superholdings, Inc.	13.00%	7/1/2015	59,497	62,620,592
Seminole Indian Tribe of Florida†	5.798%	10/1/2013	5,610	5,617,013
Seminole Indian Tribe of Florida†	6.535%	10/1/2020	11,570	12,322,050
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	109,392	116,639,220
Seminole Indian Tribe of Florida†	7.804%	10/1/2020	8,600	9,202,000
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	22,950	22,950,000
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	47,830	47,740,319
Vail Resorts, Inc.	6.50%	5/1/2019	29,146	31,040,490
WMG Acquisition Corp.	11.50%	10/1/2018	52,349	60,593,967
WMG Holdings Corp.	13.75%	10/1/2019	5,622	6,619,905
WMG Holdings Corp.†	13.75%	10/1/2019	1,400	1,648,500
Total				376,994,056

Financial Services 2.55%

Air Lease Corp.	5.625%	4/1/2017	45,205	48,708,388
Astoria Depositor Corp.†	7.902%	5/1/2021	11,070	10,738,346
Bear Stearns Cos. LLC (The)	5.55%	1/22/2017	82,845	91,180,615
Credit Suisse AG (Guernsey)†(a)	1.625%	3/6/2015	29,070	29,496,021
DTEK Finance plc (United Kingdom)†(a)	7.875%	4/4/2018	14,530	13,730,850
Dun & Bradstreet Corp. (The)	3.25%	12/1/2017	37,661	37,744,984
Graton Economic Development Authority†	9.625%	9/1/2019	14,128	15,682,080
Hyundai Capital America†	1.625%	10/2/2015	9,750	9,752,321
Hyundai Capital America†	2.875%	8/9/2018	19,500	19,422,039
Hyundai Capital America†	3.75%	4/6/2016	4,150	4,339,240

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

Hyundai Capital America†	4.00%	6/8/2017	$7,945	$8,281,876
Hyundai Capital Services, Inc. (South Korea)†(a)	3.50%	9/13/2017	3,800	3,906,248
Hyundai Capital Services, Inc. (South Korea)†(a)	4.375%	7/27/2016	25,331	26,844,223
Hyundai Capital Services, Inc. (South Korea)†(a)	6.00%	5/5/2015	3,780	4,047,926
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.375%	10/1/2017	7,020	7,318,350
Merrill Lynch & Co., Inc.	5.45%	7/15/2014	15,257	15,876,526
Merrill Lynch & Co., Inc.	5.70%	5/2/2017	5,336	5,809,677
Merrill Lynch & Co., Inc.	6.40%	8/28/2017	31,386	35,819,743
MU Finance plc (United Kingdom)†(a)	8.375%	2/1/2017	34,298	36,356,081
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	8,945	9,481,700
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	48,490	54,551,250
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	18,489	19,968,120
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	56,183	62,784,502
Salton Sea Funding Corp.	7.475%	11/30/2018	1,728	1,787,123
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	21,553	22,370,867
Utility Contract Funding LLC†	7.944%	10/1/2016	15,966	17,844,200
Western Union Co. (The)	1.262%#	8/21/2015	18,800	18,838,220
Western Union Co. (The)	2.875%	12/10/2017	97,773	98,249,350
Woodside Finance Ltd. (Australia)†(a)	4.50%	11/10/2014	39,788	41,274,917
Woodside Finance Ltd. (Australia)†(a)	5.00%	11/15/2013	6,800	6,852,238
Woodside Finance Ltd. (Australia)†(a)	8.125%	3/1/2014	53,200	54,955,600
Total				834,013,621

Financial: Miscellaneous 2.29%

Compagnie de Financement Foncier SA (France)†(a)	2.25%	3/7/2014	112,600	113,766,085
Ford Motor Credit Co. LLC	3.875%	1/15/2015	19,980	20,584,235
Ford Motor Credit Co. LLC	4.25%	2/3/2017	36,825	38,657,044
Ford Motor Credit Co. LLC	7.00%	4/15/2015	34,400	37,297,650
Ford Motor Credit Co. LLC	8.00%	12/15/2016	104,881	122,187,519
Ford Motor Credit Co. LLC	8.70%	10/1/2014	25,325	27,311,797
Ford Motor Credit Co. LLC	12.00%	5/15/2015	40,385	47,407,749
Hercules Offshore, Inc.†	10.50%	10/15/2017	65,400	69,487,500
Kayne Anderson MLP Investment Co.†	1.433%#	8/19/2016	24,000	24,317,280
Legacy Reserves LP/Finance Corp.†	8.00%	12/1/2020	12,475	12,786,875
NASDAQ OMX Group, Inc. (The)	4.00%	1/15/2015	16,981	17,560,969
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	36,900	39,610,453
SLM Corp.	4.625%	9/25/2017	11,605	11,721,050
SLM Corp.	5.00%	10/1/2013	975	978,656
SLM Corp.	5.00%	6/15/2018	11,417	11,308,390
SLM Corp.	6.00%	1/25/2017	26,350	28,062,750
SLM Corp.	6.25%	1/25/2016	58,690	62,798,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial: Miscellaneous (continued)

SLM Corp.	8.45%	6/15/2018	$47,799	$54,729,855
Turkiye Garanti Bankasi AS (Turkey)†(a)	2.766%#	4/20/2016	2,500	2,408,750
Turkiye Garanti Bankasi AS (Turkey)†(a)	4.00%	9/13/2017	7,800	7,351,500
Total				750,334,407

Food 0.40%

CFG Investment SAC (Peru)†(a)	9.75%	7/30/2019	16,700	15,364,000
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%	2/1/2020	19,986	21,684,810
Michael Foods Holding, Inc. PIK†	8.50%	7/15/2018	6,200	6,417,000
Minerva Luxembourg SA (Luxembourg)†(a)	12.25%	2/10/2022	4,820	5,518,900
Raizen Fuels Finance Ltd.†	9.50%	8/15/2014	15,859	17,016,707
Southern States Cooperative, Inc.†	10.00%	8/15/2021	13,000	12,593,750
Tesco plc (United Kingdom)†(a)	2.70%	1/5/2017	2,600	2,650,560
Want Want China Finance Ltd. (China)†(a)	1.875%	5/14/2018	24,300	23,041,746
Wells Enterprises, Inc.†	6.75%	2/1/2020	9,820	10,114,600
Wm. Wrigley Jr. Co.	4.65%	7/15/2015	14,330	15,087,842
Total				129,489,915

Gaming 0.10%

CCM Merger, Inc.†	9.125%	5/1/2019	14,450	15,172,500
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	16,253	16,374,898
Total				31,547,398

Health Care 0.07%

VWR Funding, Inc.†	10.75%	6/30/2017	21,460	21,688,246

Health Care Products 0.17%

Bausch & Lomb, Inc.	9.875%	11/1/2015	24,093	24,538,721
Boston Scientific Corp.	5.125%	1/12/2017	23,575	25,416,608
Hanger, Inc.	7.125%	11/15/2018	2,527	2,707,049
Mallinckrodt International Finance SA†	3.50%	4/15/2018	4,700	4,601,300
Total				57,263,678

Health Care Services 0.20%

Capella Healthcare, Inc.	9.25%	7/1/2017	2,875	3,072,656
Centene Corp.	5.75%	6/1/2017	718	761,080
Community Health Systems, Inc.	8.00%	11/15/2019	12,828	13,533,540

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services (continued)

DaVita HealthCare Partners, Inc.	6.375%	11/1/2018	$5,140	$5,409,850
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	7.75%	2/1/2019	11,650	12,523,750
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	28,925	30,696,657
Total				65,997,533

Household Equipment/Products 0.19%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.875%	8/15/2019	10,700	11,422,250
YCC Holdings LLC/Yankee Finance, Inc. PIK	10.25%	2/15/2016	47,741	49,173,707
Total				60,595,957

Industrial Products 0.18%

Mueller Water Products, Inc.	7.375%	6/1/2017	48,366	49,756,523
PPL WW Holdings Ltd. (United Kingdom)†(a)	7.25%	12/15/2017	9,185	10,346,287
Total				60,102,810

Insurance 0.28%

Allied World Assurance Co. Ltd.	7.50%	8/1/2016	2,323	2,683,873
CNO Financial Group, Inc.†	6.375%	10/1/2020	1,600	1,680,000
Fidelity National Financial, Inc.	6.60%	5/15/2017	26,492	29,050,783
Hartford Financial Services Group, Inc.	4.75%	3/1/2014	2,285	2,324,437
Willis Group Holdings plc (United Kingdom)(a)	4.125%	3/15/2016	33,055	34,584,851
Willis North America, Inc.	6.20%	3/28/2017	19,911	21,870,342
Total				92,194,286

Integrated Energy 0.05%

Petroleos Mexicanos (Mexico)(a)	2.286%#	7/18/2018	14,600	15,052,600

Investment Management Companies 0.48%

Lazard Group LLC	6.85%	6/15/2017	44,585	50,376,190
Lazard Group LLC	7.125%	5/15/2015	55,545	60,312,483
Nuveen Investments, Inc.	5.50%	9/15/2015	23,810	23,690,950
Yankee Candle Corp.	9.75%	2/15/2017	20,776	21,581,278
Total				155,960,901

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Jewelry, Watches & Gemstones 0.05%

ALROSA Finance SA (Luxembourg)†(a)	8.875%	11/17/2014	$13,943	$15,090,509

Leasing 0.52%

International Lease Finance Corp.	5.625%	9/20/2013	25,121	25,183,802
Maxim Crane Works LP/Maxim Finance Corp.†	12.25%	4/15/2015	6,075	6,363,563
NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017	19,500	21,840,000
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%	3/15/2016	7,207	7,298,666
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.375%	3/15/2018	61,263	62,092,195
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%	5/11/2017	44,745	46,217,513
Total				168,995,739

Leisure 0.34%

Easton-Bell Sports, Inc.	9.75%	12/1/2016	84,117	89,479,459
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	8,575	8,392,781
Royal Caribbean Cruises Ltd.	7.25%	3/15/2018	12,250	13,965,000
Total				111,837,240

Lodging 1.01%

Grupo Posadas SAB de CV (Mexico)†(a)	7.875%	11/30/2017	25,944	26,722,320
Host Hotels & Resorts LP	5.875%	6/15/2019	111,892	121,619,667
Host Hotels & Resorts LP	6.00%	11/1/2020	153,430	166,963,753
Host Hotels & Resorts LP	6.75%	6/1/2016	3,531	3,580,603
Wyndham Worldwide Corp.	2.50%	3/1/2018	8,775	8,591,094
Wyndham Worldwide Corp.	2.95%	3/1/2017	4,511	4,575,074
Total				332,052,511

Machinery: Agricultural 0.33%

American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018	14,942	14,531,095
Camposol SA (Peru)†(a)	9.875%	2/2/2017	10,986	11,315,580
Lorillard Tobacco Co.	8.125%	6/23/2019	56,395	67,993,309
MHP SA (Ukraine)†(a)	10.25%	4/29/2015	13,202	13,862,232
Total				107,702,216

Machinery: Industrial/Specialty 0.00%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019	1,000	1,063,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Machinery: Oil Well Equipment & Services 0.06%

National Oilwell Varco, Inc.	6.125%	8/15/2015		$20,320	$20,341,763

Manufacturing 0.11%

J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022		8,025	8,466,375
Smiths Group plc (United Kingdom)†(a)	6.05%	5/15/2014		27,241	27,935,073
Total					36,401,448

Media 0.73%

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	2.40%	3/15/2017		34,665	34,464,428
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020		11,183	12,189,470
Interpublic Group of Cos., Inc. (The)	2.25%	11/15/2017		47,771	46,602,808
NET Servicos de Comunicacao SA (Brazil)(a)	7.50%	1/27/2020		26,663	28,929,355
News America, Inc.	7.60%	10/11/2015		1,118	1,258,978
Videotron Ltee (Canada)(a)	6.375%	12/15/2015		1,390	1,410,850
Videotron Ltee (Canada)(a)	9.125%	4/15/2018		6,592	6,929,840
Virgin Media Secured Finance plc (United Kingdom)(a)	6.50%	1/15/2018		102,070	106,918,325
Total					238,704,054

Metal Fabricating 0.10%

Severstal Columbus LLC	10.25%	2/15/2018		28,097	29,923,305
Xstrata Canada Corp. (Canada)(a)	6.00%	10/15/2015		1,975	2,125,183
Total					32,048,488

Metals & Minerals: Miscellaneous 1.08%

Allied Nevada Gold Corp.†(c)	8.75%	6/1/2019	CAD	46,490	31,778,980
Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2019		$71,047	88,384,386
Barrick Gold Corp. (Canada)†(a)	2.50%	5/1/2018		19,542	18,424,843
Barrick Gold Finance Co. (Canada)(a)	4.875%	11/15/2014		5,000	5,186,895
Compass Minerals International, Inc.	8.00%	6/1/2019		17,658	18,982,350
Corp. Nacional del Cobre de Chile (Chile)†(a)	4.75%	10/15/2014		22,376	23,302,187
Goldcorp, Inc. (Canada)(a)	2.125%	3/15/2018		2,811	2,710,760
IAMGOLD Corp. (Canada)†(a)	6.75%	10/1/2020		26,865	23,372,550
KGHM International Ltd. (Canada)†(a)	7.75%	6/15/2019		23,016	23,648,940
Kinross Gold Corp. (Canada)(a)	3.625%	9/1/2016		59,097	58,920,300
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022		6,980	6,718,250
New Gold, Inc. (Canada)†(a)	7.00%	4/15/2020		18,295	18,706,638
Xstrata Finance Canada Ltd. (Canada)†(a)	2.05%	10/23/2015		14,650	14,592,528
Xstrata Finance Canada Ltd. (Canada)†(a)	2.85%	11/10/2014		18,027	18,240,854
Total					352,970,461

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous 0.04%

Marfrig Holding Europe BV (Netherlands)†(a)	9.875%	7/24/2017	$11,500	$11,500,000

Natural Gas 0.03%

Korea Gas Corp. (South Korea)†(a)	2.875%	7/29/2018	4,800	4,755,096
SourceGas LLC†	5.90%	4/1/2017	3,180	3,358,137
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	2,965	3,210,757
Total				11,323,990

Oil 2.56%

Afren plc (United Kingdom)†(a)	10.25%	4/8/2019	11,300	12,882,000
Afren plc (United Kingdom)†(a)	11.50%	2/1/2016	17,250	19,794,375
Alliance Oil Co., Ltd. (Russia)†(a)	9.875%	3/11/2015	18,800	20,163,000
Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014	1,589	1,672,423
Antero Resources Finance Corp.	7.25%	8/1/2019	11,912	12,567,160
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	8.625%	10/15/2020	10,413	11,089,845
Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	6,126	7,377,566
Chaparral Energy, Inc.	7.625%	11/15/2022	8,000	8,060,000
Chaparral Energy, Inc.	8.25%	9/1/2021	11,284	11,819,990
Chaparral Energy, Inc.	9.875%	10/1/2020	28,757	32,351,625
CNPC General Capital Ltd. (China)†(a)	1.45%	4/16/2016	16,600	16,511,406
CNPC General Capital Ltd. (China)†(a)	2.75%	4/19/2017	9,800	9,883,339
Concho Resources, Inc.	7.00%	1/15/2021	1,934	2,132,235
Continental Resources, Inc.	7.125%	4/1/2021	14,500	15,950,000
Continental Resources, Inc.	7.375%	10/1/2020	17,438	19,225,395
DCP Midstream LLC†	9.75%	3/15/2019	23,147	29,356,530
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	33,178	34,671,010
Energy XXI Gulf Coast, Inc.	9.25%	12/15/2017	29,102	32,521,485
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	4.95%	5/23/2016	18,000	18,990,000
Halcon Resources Corp.	9.75%	7/15/2020	9,000	9,337,500
Harvest Operations Corp. (Canada)†(a)	2.125%	5/14/2018	4,800	4,604,971
Harvest Operations Corp. (Canada)(a)	6.875%	10/1/2017	1,305	1,415,925
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	24,271	25,969,970
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%	2/15/2020	41,710	45,568,175
Husky Oil Ltd. (Canada)(a)	7.55%	11/15/2016	4,375	5,002,778
KazMunaiGas National Co. (Kazakhstan)†(a)	11.75%	1/23/2015	4,900	5,530,875
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	47,468	52,214,800
Laredo Petroleum, Inc.	7.375%	5/1/2022	4,995	5,294,700
LUKOIL International Finance BV (Netherlands)†(a)	3.416%	4/24/2018	24,400	24,034,000
LUKOIL International Finance BV (Netherlands)†(a)	6.356%	6/7/2017	7,400	8,198,534
LUKOIL International Finance BV (Netherlands)†(a)	6.375%	11/5/2014	18,166	19,232,344

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

McMoRan Exploration Co.	11.875%	11/15/2014	$93,813	$95,796,019
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	14,250	14,570,625
Naftogaz of Ukraine NJSC (Ukraine)(a)	9.50%	9/30/2014	30,100	29,723,750
Oasis Petroleum, Inc.	7.25%	2/1/2019	14,235	15,160,275
Petroleos de Venezuela SA (Venezuela)(a)	4.90%	10/28/2014	14,500	13,702,500
Petroleos de Venezuela SA (Venezuela)(a)	5.25%	4/12/2017	3,250	2,583,750
Petronas Global Sukuk Ltd. (Malaysia)†(a)	4.25%	8/12/2014	26,700	27,573,063
QEP Resources, Inc.	6.05%	9/1/2016	5,000	5,225,000
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	5.50%	9/30/2014	18,550	19,361,563
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	5.832%	9/30/2016	9,598	10,197,928
Rosetta Resources, Inc.	9.50%	4/15/2018	15,520	16,839,200
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland)†(a)	3.149%	3/6/2017	30,700	30,316,250
Sinopec Capital 2013 Ltd.†	1.25%	4/24/2016	9,600	9,511,363
Sinopec Group Overseas Development 2012 Ltd.†	2.75%	5/17/2017	11,800	11,942,273
SM Energy Co.	6.50%	11/15/2021	4,984	5,258,120
Swift Energy Co.	7.875%	3/1/2022	6,885	6,712,875
Total				837,898,510

Oil: Crude Producers 1.81%

AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(a)	5.67%	3/5/2014	12,565	12,891,690
AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(a)	8.70%	8/7/2018	1,800	2,169,000
Anadarko Petroleum Corp.	7.625%	3/15/2014	19,078	19,755,212
DCP Midstream Operating LP	2.50%	12/1/2017	12,550	12,354,534
Enbridge Energy Partners LP	9.875%	3/1/2019	23,302	30,414,050
Enogex LLC†	6.875%	7/15/2014	7,535	7,819,913
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	8,197	8,929,443
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	18,371	19,085,286
Midcontinent Express Pipeline LLC†	5.45%	9/15/2014	33,275	34,316,707
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	10,420	10,624,784
Murphy Oil Corp.	2.50%	12/1/2017	49,440	48,845,089
OGX Austria GmbH (Austria)†(a)	8.50%	6/1/2018	31,150	5,918,500
Pioneer Natural Resources Co.	6.65%	3/15/2017	11,109	12,695,776
Plains Exploration & Production Co.	6.125%	6/15/2019	15,400	16,269,376
Plains Exploration & Production Co.	6.625%	5/1/2021	50,263	53,369,153
Plains Exploration & Production Co.	7.625%	4/1/2020	93,960	102,349,782
Plains Exploration & Production Co.	8.625%	10/15/2019	33,011	36,654,589
Regency Energy Partners LP/Regency Energy Finance Corp.	6.875%	12/1/2018	15,900	17,132,250
Southeast Supply Header LLC†	4.85%	8/15/2014	78,057	80,793,913
Southern Star Central Corp.	6.75%	3/1/2016	1,748	1,774,220
Southern Star Central Corp.†	6.75%	3/1/2016	25,175	25,552,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Sunoco Logistics Partners Operations LP	6.125%	5/15/2016	$2,900	$3,141,242
Sunoco, Inc.	5.75%	1/15/2017	12,908	13,849,380
W&T Offshore, Inc.	8.50%	6/15/2019	15,950	16,986,750
Total				593,693,264

Oil: Integrated Domestic 0.35%

Korea National Oil Corp. (South Korea)†(a)	2.875%	11/9/2015	30,455	31,480,389
Korea National Oil Corp. (South Korea)†(a)	5.375%	7/30/2014	18,000	18,692,100
Newfield Exploration Co.	6.875%	2/1/2020	19,798	20,837,395
Newfield Exploration Co.	7.125%	5/15/2018	18,311	19,066,329
Rowan Cos., Inc.	7.875%	8/1/2019	19,090	22,942,916
Total				113,019,129

Oil: Integrated International 2.13%

Petrobras Global Finance BV (Netherlands)(a)	1.884%#	5/20/2016	24,300	24,087,375
Petrobras Global Finance BV (Netherlands)(a)	2.408%#	1/15/2019	34,000	33,150,000
Petrobras International Finance Co.	2.875%	2/6/2015	43,025	43,733,019
Petrobras International Finance Co.	3.875%	1/27/2016	9,950	10,260,351
Petrobras International Finance Co.	7.75%	9/15/2014	3,361	3,571,063
Petrohawk Energy Corp.	6.25%	6/1/2019	47,833	52,676,091
Petrohawk Energy Corp.	7.25%	8/15/2018	91,022	99,168,469
Petrohawk Energy Corp.	7.875%	6/1/2015	108,433	110,613,262
Petrohawk Energy Corp.	10.50%	8/1/2014	60,369	63,013,162
Transocean, Inc.	2.50%	10/15/2017	44,025	43,662,718
Transocean, Inc.	5.05%	12/15/2016	16,688	18,265,884
Transocean, Inc.	6.00%	3/15/2018	51,236	57,117,739
Weatherford International Ltd.	5.50%	2/15/2016	3,156	3,403,942
Weatherford International Ltd.	6.00%	3/15/2018	21,551	24,024,990
Weatherford International Ltd.	9.625%	3/1/2019	89,271	112,430,040
Total				699,178,105

Paper & Forest Products 0.06%

West Fraser Timber Co. Ltd. (Canada)†(a)	5.20%	10/15/2014	17,740	18,493,950

Plastics 0.06%

Plastipak Holdings, Inc.†	10.625%	8/15/2019	17,455	19,287,775

Printing 0.03%

Quebecor Media, Inc. (Canada)(a)	7.75%	3/15/2016	8,804	8,917,748

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Production Technology Equipment 0.03%

CNOOC Finance 2013 Ltd. (Hong Kong)(a)	1.75%	5/9/2018	$9,700	$9,333,728

Real Estate Investment Trusts 0.47%

American Tower Corp.	4.50%	1/15/2018	28,259	29,916,475
American Tower Corp.	7.00%	10/15/2017	20,000	22,778,880
American Tower Corp.	7.25%	5/15/2019	16,541	19,388,632
Atlantic Finance Ltd. (United Kingdom)†(a)	10.75%	5/27/2014	11,865	12,539,656
BRE Properties, Inc.	4.697%	3/17/2014	14,461	14,733,011
Camden Property Trust	5.375%	12/15/2013	11,755	11,902,126
Corrections Corp. of America	4.125%	4/1/2020	7,840	7,408,800
Country Garden Holdings Co. Ltd. (China)†(a)	11.25%	4/22/2017	2,000	2,192,500
DDR Corp.	9.625%	3/15/2016	5,238	6,213,148
EPR Properties	7.75%	7/15/2020	7,409	8,387,773
Healthcare Realty Trust, Inc.	6.50%	1/17/2017	1,700	1,898,790
Kilroy Realty LP	4.80%	7/15/2018	13,630	14,480,389
Potlatch Corp.	6.95%	12/15/2015	1,500	1,610,625
Regency Centers LP	4.95%	4/15/2014	1,895	1,939,010
Total				155,389,815

Restaurants 0.09%

Darden Restaurants, Inc.	6.20%	10/15/2017	26,000	28,978,664

Retail 1.14%

CDR DB Sub, Inc.†	7.75%	10/15/2020	18,820	19,055,250
Dollar General Corp.	4.125%	7/15/2017	6,131	6,443,963
Maestro Peru SA (Peru)†(a)	6.75%	9/26/2019	9,175	8,739,188
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. PIK†	7.50%	8/1/2018	26,113	26,243,565
QVC, Inc.†	7.375%	10/15/2020	85,774	93,243,200
QVC, Inc.†	7.50%	10/1/2019	178,121	192,078,027
Toys “R” Us Property Co. II LLC	8.50%	12/1/2017	24,510	25,919,325
Total				371,722,518

Retail: Specialty 0.09%

Michaels Stores, Inc.	7.75%	11/1/2018	13,690	14,802,312
Michaels Stores, Inc.	11.375%	11/1/2016	13,526	14,016,453
Total				28,818,765

Savings & Loan 0.24%

AmSouth Bank	5.20%	4/1/2015	40,125	42,311,170
Santander Holdings USA, Inc.	3.00%	9/24/2015	24,200	24,892,072

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Savings & Loan (continued)

Santander Holdings USA, Inc.	3.45%	8/27/2018	$9,700	$9,836,401
Santander Holdings USA, Inc.	4.625%	4/19/2016	3,038	3,194,609
Total				80,234,252

Security Services 0.22%

ADT Corp. (The)	2.25%	7/15/2017	50,918	47,927,891
Smith & Wesson Holding Corp.†	5.875%	6/15/2017	24,700	25,070,500
Total				72,998,391

Steel 0.17%

Allegheny Technologies, Inc.	9.375%	6/1/2019	12,475	14,789,275
CSN Islands VIII Corp.†	9.75%	12/16/2013	9,850	10,133,187
GTL Trade Finance, Inc.†	7.25%	10/20/2017	11,785	13,051,887
Metinvest BV (Netherlands)†(a)	8.75%	2/14/2018	1,325	1,258,750
Metinvest BV (Netherlands)†(a)	10.25%	5/20/2015	1,730	1,807,850
Severstal OAO Via Steel Capital SA (Luxembourg)†(a)	4.45%	3/19/2018	7,300	7,026,250
Vale Overseas Ltd. (Brazil)(a)	6.25%	1/11/2016	6,040	6,689,687
Total				54,756,886

Supermarkets 0.01%

Safeway, Inc.	6.25%	3/15/2014	4,656	4,786,885

Technology 0.16%

Baidu, Inc. (China)(a)	2.25%	11/28/2017	14,800	14,463,492
Baidu, Inc. (China)(a)	3.25%	8/6/2018	14,500	14,355,696
Bankrate, Inc.†	6.125%	8/15/2018	9,025	8,968,594
Fiserv, Inc.	6.80%	11/20/2017	11,450	13,303,812
Total				51,091,594

Telecommunications 1.11%

Block Communications, Inc.†	7.25%	2/1/2020	11,445	12,045,862
Cincinnati Bell, Inc.	8.25%	10/15/2017	6,694	7,023,680
Consolidated Communications Finance Co.	10.875%	6/1/2020	46,460	53,661,300
Cricket Communications, Inc.	7.75%	10/15/2020	61,702	70,340,280
Digicel Group Ltd. (Jamaica)†(a)	10.50%	4/15/2018	25,408	27,504,160
Embarq Corp.	7.082%	6/1/2016	10,025	11,280,992
Qwest Communications International, Inc.	7.125%	4/1/2018	93,423	97,218,309
Qwest Corp.	7.50%	10/1/2014	18,210	19,327,457
Qwest Corp.	7.625%	6/15/2015	500	549,336
Sable International Finance Ltd.†	7.75%	2/15/2017	500	528,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)

Sable International Finance Ltd.†	8.75%	2/1/2020	$19,080	$21,083,400
Telemovil Finance Co., Ltd. (El Salvador)†(a)	8.00%	10/1/2017	11,925	12,580,875
Vimpel Communications OJSC via UBS Luxembourg SA (Luxembourg)†(a)	8.25%	5/23/2016	13,400	14,756,750
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(a)	6.493%	2/2/2016	8,500	8,988,750
VimpelCom Holdings BV (Netherlands)†(a)	5.20%	2/13/2019	4,800	4,685,760
VimpelCom Holdings BV (Netherlands)†(a)	6.255%	3/1/2017	2,300	2,397,750
Total				363,973,411

Tobacco 0.07%

Altria Group, Inc.	9.70%	11/10/2018	13,800	18,101,874
Universal Corp.	5.20%	10/15/2013	4,850	4,868,430
Total				22,970,304

Transportation: Miscellaneous 0.38%

Air Medical Group Holdings, Inc.	9.25%	11/1/2018	29,519	32,101,913
Florida East Coast Holdings Corp. PIK	10.50%	8/1/2017	21,339	22,192,096
Florida East Coast Railway Corp.	8.125%	2/1/2017	7,975	8,453,500
Grupo Senda Autotransporte SA de CV (Mexico)†(a)	10.50%	10/3/2015	5,950	6,128,500
Kazakhstan Temir Zholy Finance BV (Netherlands)(a)	7.00%	5/11/2016	12,700	13,763,625
Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875%	1/15/2017	39,970	42,767,900
Transportadora de Gas del Sur SA (Argentina)†(a)	7.875%	5/14/2017	538	489,580
Total				125,897,114

Utilities 0.07%

Public Service Co. of New Mexico	7.50%	8/1/2018	3,380	3,853,193
Public Service Co. of New Mexico	7.95%	5/15/2018	15,525	18,533,357
Total				22,386,550

Utilities: Electrical 0.25%

Calpine Corp.†	7.25%	10/15/2017	21,914	22,954,915
Otter Tail Corp.	9.00%	12/15/2016	27,622	31,875,788
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	4.75%	9/15/2014	27,000	27,980,100
Total				82,810,803

Wholesale 0.38%

Glencore Funding LLC†	1.422%#	5/27/2016	33,050	31,919,458
Glencore Funding LLC†	2.50%	1/15/2019	12,000	10,919,940

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Wholesale (continued)

Glencore Funding LLC†	6.00%	4/15/2014	$78,484	$80,636,110
Total				123,475,508
Total Corporate Bonds (cost $13,394,353,467)				13,387,398,937

FLOATING RATE LOANS(d) 2.14%

Aerospace/Defense 0.01%

DigitalGlobe, Inc. Term Loan B	3.75%	1/31/2020	3,250	3,278,940

Automotive 0.01%

TI Group Automotive Systems LLC Additional Term Loan	5.50%	3/27/2019	4,834	4,858,421

Chemicals 0.01%

Eastman Chemical Co. Term Loan	1.688%	2/28/2017	4,457	4,414,764

Containers 0.04%

Owens-Illinois, Inc. Term Loan B	1.933%	5/19/2016	11,546	11,559,968

Electric: Generation 0.01%

Panda Temple Power II LLC Construction Term Loan Advance	7.25%	4/3/2019	2,140	2,177,450

Energy Equipment & Services 0.15%

CenterPoint Energy, Inc. Term Loan	1.89% - 1.90%	4/24/2016	19,250	19,298,125
Crestwood Holdings LLC Term Loan B1	7.00%	6/19/2019	8,459	8,607,143
Offshore Group Investment Ltd. 2nd Lien Term Loan	5.75%	3/28/2019	22,568	22,831,699
Total				50,736,967

Financial: Miscellaneous 0.03%

Moneygram International, Inc. New Term Loan B	4.25%	3/27/2020	11,122	11,188,190

Food 0.01%

New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	4,050	4,161,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food/Tobacco 0.03%

Diamond Foods, Inc. Revolver Loan	6.25% - 7.25%	2/25/2015	$3,724	$3,583,949
Diamond Foods, Inc. Term Loan	6.25%	2/25/2015	5,461	5,454,343
Total				9,038,292

Gaming 0.25%

Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	82,988	82,925,896

Health Care 0.50%

Aptalis Pharma, Inc. Term Loan B	5.50%	2/10/2017	14,650	14,713,912
Aptalis Pharma, Inc. Term Loan B2	5.50%	2/10/2017	1,953	1,961,279
Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	11/23/2018	3,900	3,997,500
CHG Buyer Corp. 2nd Lien Term Loan	9.00%	11/19/2020	2,700	2,769,187
CHS/Community Health Systems, Inc. Bridge Term Loan	—	8/30/2014	24,185	24,184,948
CHS/Community Health Systems, Inc. Bridge Term Loan	—	8/30/2014	22,384	22,384,052
Fresenius Medical Care Holdings, Inc. Term Loan A	2.016%	10/26/2017	48,058	48,129,779
Fresenius US Finance I Inc. Tranche Term Loan B	2.25%	8/1/2019	34,000	34,069,190
RPI Finance Trust Incremental Tranche 2	4.00%	11/9/2018	10,425	10,490,339
Total				162,700,186

Leisure 0.02%

Dave & Buster’s, Inc. New Term Loan	4.50%	6/1/2016	1,925	1,935,562
ROC Finance LLC Incremental Delayed Draw Term Loan B	5.00%	5/15/2019	3,000	3,015,000
Total				4,950,562
Media 0.46%

Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020	32,350	32,087,156
CSC Holdings, Inc. Term Loan B	2.682%	4/17/2020	120,154	118,973,732
Total				151,060,888

Metals & Minerals: Miscellaneous 0.22%

Freeport McMoRan Copper & Gold, Inc. Term Loan A	1.69%	2/12/2018	58,129	57,983,678
Preferred Proppants LLC Term Loan B	9.00%	12/15/2016	21,440	13,292,800
Total				71,276,478

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Miscellaneous 0.05%

Packaging Corp. of America Term Loan	1.682%	10/11/2016		$7,520	$7,538,939
Phillips 66 Term Loan	1.486%	4/30/2015		9,725	9,731,078
Total					17,270,017

Services 0.15%

Hertz Corp. (The) Letter of Credit Term Loan	3.75%	3/9/2018		10,250	10,224,375
LM U.S. Member LLC 1st Lien Term Loan	5.75%	10/25/2019		18,896	19,061,009
LM U.S. Member LLC Term Loan Canadian	5.75%	10/25/2019		1,601	1,615,340
Road Infrastructure Investment LLC 1st Lien Term Loan B	6.25%	3/30/2018		4,484	4,517,490
Road Infrastructure Investment LLC 2nd Lien Term Loan	10.25%	9/28/2018		12,250	12,433,750
Total					47,851,964

Telecommunications 0.05%

Activision Blizzard, Inc. 10 yr Bridge Term Loan	—	9/1/2023		5,500	5,500,000
Activision Blizzard, Inc. 8 yr Bridge Term Loan	—	9/1/2021		11,000	11,000,000
Total					16,500,000

Utilities 0.11%

La Frontera Generation LLC Term Loan	4.50%	9/30/2020		4,600	4,617,273
Moxie Liberty LLC Construction B1 Advance Term Loan	7.50%	8/20/2020		11,925	11,895,188
Windsor Financing LLC Term Loan B	6.25%	12/5/2017		18,777	19,305,299
Total					35,817,760

Utilities: Miscellaneous 0.03%

Essential Power LLC Term Loan B	4.25%	8/8/2019		10,557	10,623,162
Total Floating Rate Loans (cost $708,354,357)					702,391,280

FOREIGN BONDS(c) 0.87%

Croatia 0.01%

Agrokor dd†	9.875%	5/1/2019	EUR	2,275	3,337,496
Agrokor dd†	10.00%	12/7/2016	EUR	1,000	1,419,122
Total					4,756,618

Luxembourg 0.26%

Beverage Packaging Holdings Luxembourg II SA†	9.50%	6/15/2017	EUR	14,000	19,155,149
Capsugel FinanceCo SCA†	9.875%	8/1/2019	EUR	44,700	65,576,305
Total					84,731,454

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Netherlands 0.42%

Ziggo Finance BV†	6.125%	11/15/2017	EUR	100,088	$137,255,077

South Africa 0.09%

Foodcorp Ltd.†	8.75%	3/1/2018	EUR	20,200	28,799,744

United Kingdom 0.09%

R&R Ice Cream plc†	8.375%	11/15/2017	EUR	$18,050	25,644,965
R&R Ice Cream plc PIK†	9.25%	5/15/2018	EUR	2,103	2,869,761
Total					28,514,726
Total Foreign Bonds (cost $280,710,410)					284,057,619

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.66%

Argentina 0.04%

City of Buenos Aires†	9.95%	3/1/2017		$8,100	7,371,000
Provincia de Buenos Aires†	11.75%	10/5/2015		5,015	4,438,275
Provincia de Neuquen†	7.875%	4/26/2021		2,956	2,690,233
Total					14,499,508

Brazil 0.04%

Federal Republic of Brazil	6.00%	9/15/2013		375	375,469
Republic of Brazil	8.00%	1/15/2018		11,650	13,135,375
Total					13,510,844

Dominican Republic 0.04%

Dominican Republic†	9.04%	1/23/2018		10,702	11,745,916

Gabon 0.04%

Republic of Gabon†	8.20%	12/12/2017		13,000	14,660,100

Ghana 0.02%

Republic of Ghana†	8.50%	10/4/2017		7,525	8,192,844

Indonesia 0.02%

Perusahaan Penerbit SBSN†	4.00%	11/21/2018		5,800	5,452,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Mexico 0.07%

United Mexican States	5.625%	1/15/2017	$15,000	$16,740,000
United Mexican States	6.625%	3/3/2015	4,950	5,358,375
Total				22,098,375

Mongolia 0.02%

Republic of Mongolia†	4.125%	1/5/2018	5,800	5,220,000

Nigeria 0.03%

Republic of Nigeria†	5.125%	7/12/2018	10,000	10,100,000

Peru 0.01%

Republic of Peru	8.375%	5/3/2016	3,900	4,543,500

Philippines 0.02%

Republic of Philippines	8.25%	1/15/2014	6,376	6,551,340

Poland 0.11%

Republic of Poland	3.875%	7/16/2015	17,900	18,839,750
Republic of Poland	5.00%	10/19/2015	15,000	16,260,000
Total				35,099,750

Qatar 0.03%

State of Qatar†	3.125%	1/20/2017	8,700	9,026,250

Russia 0.11%

Russia Eurobonds†	3.625%	4/29/2015	34,750	36,226,875

South Africa 0.03%

Republic of South Africa	6.50%	6/2/2014	9,900	10,299,960

Turkey 0.02%

Republic of Turkey	9.50%	1/15/2014	4,950	5,072,760

Ukraine 0.01%

Ukraine Government†	6.25%	6/17/2016	3,800	3,524,500
Total Foreign Government Obligations (cost $215,085,158)				215,824,522

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.41%

Federal Home Loan Mortgage Corp. 2011-K701 B†	4.436	%#	7/25/2048	$4,000	$4,068,386
Federal Home Loan Mortgage Corp. 2011-K704 B†	4.687	%#	10/25/2030	19,440	19,788,238
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.891	%#	2/25/2045	4,500	4,160,493
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.872	%#	4/25/2045	7,000	6,805,722
Federal Home Loan Mortgage Corp. 2013-K502 C†	3.31	%#	3/25/2045	5,000	4,667,713
Federal Home Loan Mortgage Corp. K004 A1	3.413%		5/25/2019	19,390	20,470,789
Federal Home Loan Mortgage Corp. K005 A1	3.484%		4/25/2019	52,605	55,615,609
Federal Home Loan Mortgage Corp. K006 A1	3.398%		7/25/2019	62,216	65,659,714
Federal Home Loan Mortgage Corp. K007 A1	3.342%		12/25/2019	21,453	22,599,243
Federal Home Loan Mortgage Corp. K008 A1	2.746%		12/25/2019	27,420	28,334,101
Federal Home Loan Mortgage Corp. K009 A1	2.757%		5/25/2020	29,066	30,067,822
Federal Home Loan Mortgage Corp. K706 A1	1.691%		6/25/2018	31,163	31,435,974
Federal Home Loan Mortgage Corp. KAIV A1	2.966%		1/25/2021	15,346	15,954,305
Federal National Mortgage Assoc. 2011-M3 A1	2.072%		7/25/2021	12,453	12,647,280
Federal National Mortgage Assoc. 2011-M5 A1	2.007%		7/25/2021	25,955	25,977,573
Federal National Mortgage Assoc. 2011-M8 A1	1.977%		8/25/2021	46,614	46,853,858
Federal National Mortgage Assoc. 2012-M2 A1	1.824%		2/25/2022	32,895	32,486,025
Federal National Mortgage Assoc. 2013-M5 ASQ2	0.595%		8/25/2015	33,505	33,351,456
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $455,928,965)					460,944,301

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 6.39%

Federal Home Loan Mortgage Corp.	2.357	%#	4/1/2037	23,068	24,391,297
Federal Home Loan Mortgage Corp.	2.391	%#	9/1/2035	15,555	16,409,879
Federal Home Loan Mortgage Corp.	2.422	%#	2/1/2036	33,248	35,096,009
Federal Home Loan Mortgage Corp.	2.426	%#	6/1/2038	13,959	14,825,702
Federal Home Loan Mortgage Corp.	2.442	%#	10/1/2035	13,358	14,088,331
Federal Home Loan Mortgage Corp.	2.454	%#	6/1/2037	12,356	13,082,966
Federal Home Loan Mortgage Corp.	2.521	%#	4/1/2038	10,629	11,246,428
Federal Home Loan Mortgage Corp.	2.524	%#	6/1/2038	13,515	14,312,780
Federal Home Loan Mortgage Corp.	2.535	%#	2/1/2038	16,490	17,575,238
Federal Home Loan Mortgage Corp.	2.574	%#	5/1/2035	33,497	35,444,714
Federal Home Loan Mortgage Corp.	2.575	%#	12/1/2035	11,806	12,483,730
Federal Home Loan Mortgage Corp.	2.625	%#	9/1/2037	15,167	16,048,517
Federal Home Loan Mortgage Corp.	2.653	%#	12/1/2035	13,917	14,846,793
Federal Home Loan Mortgage Corp.	2.658	%#	12/1/2037	16,391	17,371,807
Federal Home Loan Mortgage Corp.	2.664	%#	2/1/2038	11,599	12,368,765
Federal Home Loan Mortgage Corp.	2.673	%#	4/1/2037	11,093	11,749,347
Federal Home Loan Mortgage Corp.	2.682	%#	3/1/2036 - 3/1/2038	43,269	45,866,492
Federal Home Loan Mortgage Corp.	2.697	%#	10/1/2039	35,337	37,424,010
Federal Home Loan Mortgage Corp.	2.701	%#	5/1/2037	19,334	20,566,859
Federal Home Loan Mortgage Corp.	2.712	%#	4/1/2037	30,717	32,568,573
Federal Home Loan Mortgage Corp.	2.72	%#	5/1/2036	17,749	18,869,454
Federal Home Loan Mortgage Corp.	2.735	%#	7/1/2034	47,582	50,328,588

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal Home Loan Mortgage Corp.	2.739	%#	11/1/2038	$60,520	$63,908,564
Federal Home Loan Mortgage Corp.	2.766	%#	5/1/2035	24,755	26,436,344
Federal Home Loan Mortgage Corp.	2.823	%#	2/1/2035	97,905	104,152,538
Federal Home Loan Mortgage Corp.	2.833	%#	12/1/2036	47,661	50,748,163
Federal Home Loan Mortgage Corp.	2.863	%#	6/1/2041	13,305	14,183,863
Federal Home Loan Mortgage Corp.	2.919	%#	9/1/2036	41,596	44,399,217
Federal Home Loan Mortgage Corp.	2.926	%#	9/1/2035	15,429	16,229,707
Federal Home Loan Mortgage Corp.	2.928	%#	10/1/2038	20,455	21,735,140
Federal Home Loan Mortgage Corp.	2.984	%#	2/1/2037	17,416	18,627,123
Federal Home Loan Mortgage Corp.	3.016	%#	10/1/2038	23,558	25,059,145
Federal Home Loan Mortgage Corp.	3.608	%#	12/1/2039	31,468	33,458,933
Federal Home Loan Mortgage Corp.	4.145	%#	9/1/2037	27,330	29,042,948
Federal Home Loan Mortgage Corp.	4.172	%#	4/1/2038	9,727	10,372,824
Federal Home Loan Mortgage Corp.	4.415	%#	6/1/2037	25,143	26,514,941
Federal Home Loan Mortgage Corp.	5.057	%#	7/1/2036	12,639	13,509,446
Federal Home Loan Mortgage Corp.	5.455	%#	11/1/2036	10,441	10,979,527
Federal Home Loan Mortgage Corp.	5.487	%#	7/1/2038	24,699	25,979,348
Federal Home Loan Mortgage Corp.	5.512	%#	11/1/2037	12,450	13,136,406
Federal National Mortgage Assoc.	1.74	%#	8/1/2037	15,812	16,535,689
Federal National Mortgage Assoc.	1.971	%#	1/1/2036	32,306	33,871,991
Federal National Mortgage Assoc.	1.972	%#	6/1/2037	16,137	16,889,002
Federal National Mortgage Assoc.	2.026	%#	1/1/2035	38,695	40,766,651
Federal National Mortgage Assoc.	2.056	%#	11/1/2034	26,327	27,665,947
Federal National Mortgage Assoc.	2.224	%#	6/1/2038	10,803	11,431,527
Federal National Mortgage Assoc.	2.355	%#	7/1/2035	13,589	14,459,943
Federal National Mortgage Assoc.	2.371	%#	1/1/2038	16,510	17,589,524
Federal National Mortgage Assoc.	2.378	%#	8/1/2034	36,048	38,064,413
Federal National Mortgage Assoc.	2.399	%#	3/1/2038	16,298	17,507,642
Federal National Mortgage Assoc.	2.406	%#	11/1/2036	10,899	11,587,424
Federal National Mortgage Assoc.	2.425	%#	10/1/2035	48,442	51,141,706
Federal National Mortgage Assoc.	2.439	%#	3/1/2039	21,343	22,564,077
Federal National Mortgage Assoc.	2.459	%#	2/1/2036	23,441	24,810,254
Federal National Mortgage Assoc.	2.463	%#	8/1/2037	24,772	26,153,586
Federal National Mortgage Assoc.	2.481	%#	1/1/2036	89,430	94,566,069
Federal National Mortgage Assoc.	2.488	%#	11/1/2036	18,644	19,766,607
Federal National Mortgage Assoc.	2.498	%#	4/1/2038	35,956	38,169,964
Federal National Mortgage Assoc.	2.499	%#	12/1/2035	48,771	51,469,135
Federal National Mortgage Assoc.	2.527	%#	12/1/2036	17,973	18,998,526
Federal National Mortgage Assoc.	2.551	%#	3/1/2038	28,430	30,112,448
Federal National Mortgage Assoc.	2.562	%#	1/1/2038 - 9/1/2038	34,826	36,935,847
Federal National Mortgage Assoc.	2.58%		11/1/2018	15,250	15,624,386
Federal National Mortgage Assoc.	2.585	%#	8/1/2036	16,595	17,535,921

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	2.597	%#	4/1/2038	$12,280	$12,956,455
Federal National Mortgage Assoc.	2.60%		1/1/2019	91,529	91,857,206
Federal National Mortgage Assoc.	2.619	%#	4/1/2040	7,497	7,937,775
Federal National Mortgage Assoc.	2.637	%#	2/1/2038	12,439	13,168,872
Federal National Mortgage Assoc.	2.655	%#	3/1/2039	13,177	13,963,926
Federal National Mortgage Assoc.	2.667	%#	10/1/2036	10,989	11,603,912
Federal National Mortgage Assoc.	2.689	%#	6/1/2038	11,820	12,569,992
Federal National Mortgage Assoc.	2.733	%#	11/1/2038	31,646	33,558,488
Federal National Mortgage Assoc.	2.747	%#	12/1/2038	16,439	17,538,342
Federal National Mortgage Assoc.	2.836	%#	9/1/2037	12,034	12,781,519
Federal National Mortgage Assoc.	2.884	%#	8/1/2038	15,422	16,430,742
Federal National Mortgage Assoc.	2.95%		3/1/2015	21,675	22,243,894
Federal National Mortgage Assoc.	3.18%		11/1/2014	24,804	25,300,851
Federal National Mortgage Assoc.	3.547	%#	8/1/2038	13,699	14,660,522
Federal National Mortgage Assoc.	3.716	%#	11/1/2038	50,891	54,131,788
Federal National Mortgage Assoc.	5.50%		1/1/2035	3,576	3,917,021
Total Government Sponsored Enterprises Pass-Throughs (cost $2,105,797,570)					2,094,280,040

MUNICIPAL BOND 0.08%

Utilities

Guam Pwr Auth (cost $24,750,853)	7.50%		10/1/2015	24,730	25,356,411

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 28.73%

7 WTC Depositor LLC Trust 2012-7WTC A†	4.082%		3/13/2031	10,489	10,962,758
Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	19,518	20,329,707
Banc of America Commercial Mortgage Trust 2006-6 AM	5.39%		10/10/2045	110,231	116,278,328
Banc of America Commercial Mortgage Trust 2007-2 AM	5.802	%#	4/10/2049	95,623	104,743,908
Banc of America Commercial Mortgage, Inc. 2005-2 AAB	4.742%		7/10/2043	758	758,846
Banc of America Funding Corp. 2007-6 A1	0.474	%#	7/25/2037	11,414	9,294,749
Banc of America Large Loan, Inc. 2009-FDG B†	7.031%		1/25/2042	3,000	3,396,711
Banc of America Large Loan, Inc. 2009-FDG C†	7.524%		1/25/2042	16,500	18,616,744
Banc of America Large Loan, Inc. 2010-HLTN†	2.484	%#	11/15/2015	153,272	153,861,392
Banc of America Re-REMIC Trust 2009-UB1 A4B†	5.683	%#	6/24/2050	25,851	28,244,344
Banc of America Re-REMIC Trust 2009-UB2 A4B2†	5.791	%#	6/24/2049	3,000	3,341,910
Banc of America Re-REMIC Trust 2009-UB2 A4B5†	6.203	%#	12/24/2049	7,504	8,364,319
Banc of America Re-REMIC Trust 2010-RC30 A5B†	5.334%		12/16/2043	9,300	9,956,352
Banc of America Re-REMIC Trust 2010-UB3 A4B3†	6.118	%#	2/15/2051	9,770	10,779,549
Banc of America Re-REMIC Trust 2010-UB5 A4B†	5.665	%#	2/17/2051	10,000	10,196,850
Banc of America Re-REMIC Trust 2011-STRP A3†	2.415%		11/17/2039	19,000	18,983,926
Banc of America Re-REMIC Trust 2011-STRP A4†	1.501%		5/17/2046	9,881	9,885,908
Banc of America Re-REMIC Trust 2012-CLRN B†	1.784	%#	8/15/2029	17,475	17,512,493

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Banc of America Re-REMIC Trust 2012-CLRN C†	2.284	%#	8/15/2029	$11,000	$11,033,099
BCRR Trust 2009-1 1A2†	5.995	%#	8/17/2045	21,298	22,858,068
BCRR Trust 2009-1 2A2†	5.858%		7/17/2040	7,000	7,853,500
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A2	5.562	%#	3/11/2039	693	698,422
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.876	%#	9/11/2038	5,759	5,758,206
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AAB	5.171%		12/11/2038	5,983	5,995,394
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW16 AM	5.899	%#	6/11/2040	22,783	25,375,758
BWAY Mortgage Trust 2013-1515 XA†	0.833	%#	3/10/2033	153,366	8,698,766
BWAY Mortgage Trust 2013-1515 XB†	0.534	%#	3/10/2033	103,040	4,122,476
CFCRE Commercial Mortgage Trust 2011-C1 A2†	3.759%		4/15/2044	23,900	25,137,733
CFCRE Commercial Mortgage Trust 2011-C2 A2	3.061%		12/15/2047	36,883	38,129,221
CGBAM Commercial Mortgage Trust 2013-BREH B†	1.991	%#	5/15/2030	15,000	15,036,390
CGBAM Commercial Mortgage Trust 2013-BREH C†	2.534	%#	5/15/2030	13,700	13,752,937
CGBAM Commercial Mortgage Trust 2013-BREH D†	3.034	%#	5/15/2030	24,000	24,114,696
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%		5/15/2043	77	76,761
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.885	%#	12/10/2049	144,857	160,152,260
Citigroup Commercial Mortgage Trust 2009-RR1 CA4B†	5.322%		12/17/2049	7,746	8,416,738
Citigroup Commercial Mortgage Trust 2010-RR2 CA3B†	5.311%		12/19/2039	13,350	14,489,783
Citigroup Commercial Mortgage Trust 2012-GC8 XB†	0.225	%#	9/10/2045	218,445	2,956,100
Citigroup Commercial Mortgage Trust 2013-GC11 A2	1.987%		4/10/2046	72,500	71,572,073
Citigroup Commercial Mortgage Trust 2013-GC11 XA	2.079	%#	4/10/2046	728,299	76,108,736
Citigroup Commercial Mortgage Trust 2013-SMP	3.008%		1/12/2018	3,000	2,882,876
Citigroup Mortgage Loan Trust, Inc. 2013-2 2A1†	0.294	%#	10/25/2036	28,057	26,769,135
Citigroup Mortgage Loan Trust, Inc. 2013-2 5A1†	0.324	%#	7/25/2036	15,752	14,576,679
Citigroup Mortgage Loan Trust, Inc. 2013-3 1A1†	0.811	%#	7/25/2036	13,554	12,789,412
Citigroup Mortgage Loan Trust, Inc. 2013-A A†	3.00	%#	5/25/2042	15,843	15,511,790
Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD4 A3	5.293%		12/11/2049	24,230	24,789,434
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%		12/10/2046	19,984	21,818,341
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.364	%#	6/15/2022	44,160	43,938,272
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%		7/10/2046	67,644	70,063,539
Commercial Mortgage Pass-Through Certificates 2011-FL1 C†	3.436	%#	7/17/2028	13,850	14,041,363

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2011-FL1 D†	3.436	%#	7/17/2028	$3,566	$3,586,423
Commercial Mortgage Pass-Through Certificates 2012-9W57 A†	2.365%		2/10/2029	107,052	108,797,162
Commercial Mortgage Pass-Through Certificates 2012-9W57 X†	1.525	%#	2/10/2029	525,000	23,753,888
Commercial Mortgage Pass-Through Certificates 2012-CR1 A1	1.116%		5/15/2045	8,627	8,630,997
Commercial Mortgage Pass-Through Certificates 2012-CR2 A2	2.025%		8/15/2045	47,948	47,957,781
Commercial Mortgage Pass-Through Certificates 2012-CR3 A2	1.765%		10/15/2045	26,820	26,455,530
Commercial Mortgage Pass-Through Certificates 2012-CR4 A2	1.801%		10/15/2045	7,850	7,729,573
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA	2.166	%#	10/15/2045	282,623	33,961,926
Commercial Mortgage Pass-Through Certificates 2012-CR5 XA	2.082	%#	12/10/2045	35,949	3,971,786
Commercial Mortgage Pass-Through Certificates 2012-FL2 A†	2.311	%#	9/17/2029	17,765	17,994,392
Commercial Mortgage Pass-Through Certificates 2012-FL2 B†	1.784	%#	9/17/2029	12,400	12,325,798
Commercial Mortgage Pass-Through Certificates 2012-FL2 C†	2.284	%#	9/17/2029	38,030	37,801,402
Commercial Mortgage Pass-Through Certificates 2012-LC4 XA†	2.684	%#	12/10/2044	92,270	12,784,073
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	26,808	26,560,672
Commercial Mortgage Pass-Through Certificates 2012-MVP A†	2.131	%#	11/17/2026	19,335	19,383,893
Commercial Mortgage Pass-Through Certificates 2012-MVP B†	1.792	%#	11/17/2026	21,600	21,449,750
Commercial Mortgage Pass-Through Certificates 2012-MVP C†	2.342	%#	11/17/2026	22,003	22,057,468
Commercial Mortgage Pass-Through Certificates 2012-MVP D†	3.192	%#	11/17/2026	23,700	23,972,432
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	158,825	157,940,027
Commercial Mortgage Pass-Through Certificates 2013-CR7 A2	2.022%		3/10/2046	64,000	63,505,888
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA	1.764	%#	3/10/2046	353,408	32,627,687

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2013-CR8 A2	2.367%	6/10/2046	$36,000	$35,979,102
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA	0.89%#	6/10/2046	622,872	27,295,190
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%	1/10/2046	96,958	95,650,618
Commercial Mortgage Pass-Through Certificates 2013-THL C†	2.185%#	6/8/2030	33,370	33,505,065
Commercial Mortgage Pass-Through Certificates 2013-THL D†	2.835%#	6/8/2030	46,437	46,649,124
Commercial Mortgage Pass-Through Certificates 2013-WWP XA†	0.825%#	3/10/2031	222,048	12,428,582
Commercial Mortgage Pass-Through Certificates 2013-WWP XB†	0.389%#	3/10/2031	265,903	6,465,564
Credit Suisse Mortgage Capital Certificates 2006-C4 AM	5.509%	9/15/2039	75,807	80,379,149
Credit Suisse Mortgage Capital Certificates 2006-C5 AM	5.343%	12/15/2039	37,300	39,625,590
Credit Suisse Mortgage Capital Certificates 2007-TF2A A1†	0.364%#	4/15/2022	26,058	25,603,840
Credit Suisse Mortgage Capital Certificates 2008-C1 AM†	6.252%#	2/15/2041	31,550	34,434,932
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.954%#	9/15/2039	11,500	12,427,556
Credit Suisse Mortgage Capital Certificates 2010-RR4 1BA†	5.383%	2/15/2040	3,493	3,785,160
Credit Suisse Mortgage Capital Certificates 2010-RR6 B†	5.76%#	4/12/2049	15,000	15,307,987
Credit Suisse Mortgage Capital Certificates 2010-UD1 BA†	5.916%#	12/18/2049	21,825	23,399,618
Credit Suisse Mortgage Capital Certificates 2012-7R 2A1†	3.401%#	6/26/2036	12,286	12,790,953
Credit Suisse Mortgage Capital Certificates 2013-7R 2A1†	0.345%#	8/26/2037	11,945	11,004,199
Credit Suisse Mortgage Capital Certificates 2013-TH1 A1†	2.13%#	2/25/2043	46,943	44,490,371
CS First Boston Mortgage Securities Corp. 2003-C5 A4	4.90%	12/15/2036	3,088	3,085,844
CS First Boston Mortgage Securities Corp. 2005-C3 AAB	4.614%	7/15/2037	5,308	5,409,532
CW Capital Cobalt Ltd. 2007-C2 AM†	5.461%	4/15/2047	19,780	21,585,024
CW Capital Cobalt Ltd. 2007-C2 AMFX	5.526%	4/15/2047	66,260	72,690,831
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%	11/10/2046	119,737	126,255,259
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%	7/10/2044	29,971	31,544,950
DBUBS Mortgage Trust 2011-LC2A A2†	3.386%	7/10/2044	112,573	117,630,535
DBUBS Mortgage Trust 2011-LC3A A2	3.642%	8/10/2044	74,671	78,652,420
DDR Corp. 2009-DDR1 A†	3.807%	10/14/2022	73,131	75,043,341
DDR Corp. 2009-DDR1 B†	5.73%	10/14/2022	9,500	9,895,452
Del Coronado Trust 2013 HDC A†	0.985%#	3/15/2026	9,300	9,287,682

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Del Coronado Trust 2013 HDC B†	1.485%#	3/15/2026	$21,300	$21,244,545
Del Coronado Trust 2013 HDC C†	1.785%#	3/15/2026	12,500	12,440,913
Del Coronado Trust 2013 HDC D†	2.135%#	3/15/2026	8,500	8,423,844
Del Coronado Trust 2013 HDC E†	2.835%#	3/15/2026	10,500	10,310,748
Extended Stay America Trust 2013-ESFL BFL†	1.286%#	12/5/2031	7,500	7,444,729
Extended Stay America Trust 2013-ESFL DFL†	3.326%#	12/5/2031	4,870	4,914,134
Extended Stay America Trust 2013-ESH5 B5†	2.278%	12/5/2031	24,300	23,727,285
Extended Stay America Trust 2013-ESH5 C5†	2.675%	12/5/2031	8,600	8,386,423
Extended Stay America Trust 2013-ESH7 B7†	3.604%	12/5/2031	47,800	46,314,830
Extended Stay America Trust 2013-ESH7 C7†	3.902%	12/5/2031	67,445	65,070,295
Extended Stay America Trust 2013-ESH7 D7†	5.521%#	12/5/2031	17,780	17,770,630
Fontainebleau Miami Beach Trust 2012-FBLU B†	3.875%	5/5/2027	4,500	4,621,381
Fontainebleau Miami Beach Trust 2012-FBLU D†	5.007%	5/5/2027	39,750	40,585,505
Fosse Master Issuer plc 2012-1A 2A2 (United Kingdom)†(a)	1.666%#	10/18/2054	13,300	13,499,952
Fosse Master Issuer plc 2012-1A 2B1 (United Kingdom)†(a)	2.216%#	10/18/2054	18,150	18,431,252
Granite Master Issuer plc 2005-1 A4 (United Kingdom)(a)	0.384%#	12/20/2054	26,195	25,739,201
Granite Master Issuer plc 2005-2 A6 (United Kingdom)(a)	0.444%#	12/20/2054	10,681	10,495,257
Granite Master Issuer plc 2006-3 A3 (United Kingdom)(a)	0.264%#	12/20/2054	46,428	45,620,426
Granite Master Issuer plc 2006-3 A4 (United Kingdom)(a)	0.264%#	12/20/2054	12,435	12,218,411
Granite Master Issuer plc 2006-3 A7 (United Kingdom)(a)	0.384%#	12/20/2054	8,242	8,098,262
Granite Master Issuer plc 2006-4 A4 (United Kingdom)(a)	0.284%#	12/20/2054	16,968	16,673,237
Granite Master Issuer plc 2007-1 2A1 (United Kingdom)(a)	0.324%#	12/20/2054	7,967	7,828,730
Granite Master Issuer plc 2007-1 3A1 (United Kingdom)(a)	0.384%#	12/20/2054	8,323	8,178,227
Granite Master Issuer plc 2007-2 2A1 (United Kingdom)(a)	0.264%#	12/17/2054	35,027	34,417,893
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	6.056%#	7/10/2038	62,650	68,376,649
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%	3/10/2039	35,047	36,211,001
GS Mortgage Securites Corp. Trust 2013-NYC5 A†	2.318%	1/10/2030	40,000	39,911,600
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%	7/10/2039	3,558	3,582,343
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	10,973	11,053,206
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%	11/10/2039	53,443	57,575,026
GS Mortgage Securities Corp. II 2007-EOP B†	1.731%	3/6/2020	24,500	24,544,921
GS Mortgage Securities Corp. II 2007-EOP E†	2.476%	3/6/2020	6,179	6,201,643
GS Mortgage Securities Corp. II 2007-EOP F†	2.633%	3/6/2020	20,855	20,902,080
GS Mortgage Securities Corp. II 2010-C1 A1†	3.679%	8/10/2043	42,180	44,477,804
GS Mortgage Securities Corp. II 2010-C2 A1†	3.849%	12/10/2043	43,885	46,374,122
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%	3/10/2044	62,270	65,430,420
GS Mortgage Securities Corp. II 2011-GC5 A2	2.999%	8/10/2044	45,185	46,907,881
GS Mortgage Securities Corp. II 2012-GCJ7 A2	2.318%	5/10/2045	92,490	93,964,522
GS Mortgage Securities Corp. II 2012-GCJ9 A2	1.762%	11/10/2045	39,000	38,480,813

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Corp. II 2012-GCJ9 XA	2.559%#	11/10/2045	$123,324	$17,071,048
GS Mortgage Securities Corp. II 2012-GCJ9 XB†	0.483%#	11/10/2045	93,111	2,779,456
GS Mortgage Securities Corp. II 2013-GC12 A2	2.011%	6/10/2046	108,041	106,627,121
GS Mortgage Securities Corp. II 2013-GC12 XA	1.956%#	6/10/2046	602,966	65,162,243
GS Mortgage Securities Corp. II 2013-KING A†	2.706%	12/10/2027	57,598	56,707,331
GS Mortgage Securities Corp. II 2013-KYO B†	1.635%#	11/8/2029	22,750	22,536,753
GS Mortgage Securities Corp. II 2013-KYO C†	1.935%#	11/8/2029	59,000	58,503,987
GS Mortgage Securities Corp. II 2013-KYO D†	2.785%#	11/8/2029	23,800	23,682,178
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%	6/5/2031	38,500	38,198,430
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%	6/5/2031	13,850	13,826,884
GS Mortgage Securities Trust 2009-RR1 MLB†	5.147%#	12/14/2049	15,553	16,907,799
GS Mortgage Securities Trust 2012-GC6 XA†	2.367%#	1/10/2045	237,257	29,539,743
GS Mortgage Securities Trust 2012-GCJ7 A1	1.144%	5/10/2045	43,216	43,331,094
GTI Holdings	1.00%#	9/1/2043	34,298	36,216,909
Holmes Master Issuer plc 2010-1A A2 (United Kingdom)†(a)	1.668%#	10/15/2054	9,225	9,271,014
Irvine Core Office Trust 2013-IRV A1†	2.068%	5/15/2048	67,929	65,668,480
JPMorgan Chase Commercial Mortgage Finance Corp. 2000-C9 H†	6.25%	10/15/2032	2,996	3,006,848
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	2,374	2,370,788
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A3	4.697%	7/15/2042	4,392	4,390,613
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB18 AM	5.466%	6/12/2047	2,000	2,166,968
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB18 AMFX	5.40%	6/12/2047	16,735	17,838,163
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB19 AM	5.90%#	2/12/2049	9,715	10,316,334
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-FL1A A2†	0.634%#	7/15/2019	19,111	18,651,006
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.988%#	6/15/2049	23,489	24,059,709
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD12 A2	5.827%	2/15/2051	6,089	6,229,307
JPMorgan Chase Commercial Mortgage Securities Corp. 2009-RR1 A4B†	5.709%#	3/18/2051	46,570	51,625,639
JPMorgan Chase Commercial Mortgage Securities Corp. 2010-C1 A1†	3.853%	6/15/2043	30,426	31,693,534
JPMorgan Chase Commercial Mortgage Securities Corp. 2010-C1 A2†	4.608%	6/15/2043	8,335	9,017,091
JPMorgan Chase Commercial Mortgage Securities Corp. 2010-C2 A1†	2.749%	11/15/2043	29,882	30,778,494

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Corp. 2010-C2 A2†	3.616%	11/15/2043	$4,925	$5,147,061
JPMorgan Chase Commercial Mortgage Securities Corp. 2010-RR1 JPB†	6.003%#	6/20/2049	18,100	19,793,581
JPMorgan Chase Commercial Mortgage Securities Corp. 2011-PLSD A2†	3.364%	11/13/2044	86,488	90,498,059
JPMorgan Chase Commercial Mortgage Securities Corp. 2011-PLSD B†	4.304%	11/13/2044	5,000	5,308,590
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-C8 A2	1.797%	10/15/2045	36,200	35,734,902
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-CIBX A2	1.81%	6/15/2045	12,750	12,818,971
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-LC9 A2	1.677%	12/15/2047	72,270	70,888,884
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-C10 XA	1.48%#	12/15/2047	432,692	35,107,736
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-C12 A2	2.424%	7/15/2045	120,124	120,022,675
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-C12 XA	1.057%#	7/15/2045	220,752	10,909,453
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-C13 A2	2.665%	1/15/2046	40,500	40,905,304
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-FL3 B†	1.434%#	4/15/2028	53,700	52,469,679
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-FL3 C†	1.984%#	4/15/2028	29,200	28,728,376
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-FL3 D†	2.534%#	4/15/2028	21,600	20,929,752
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-JWRZ A†	0.964%#	4/15/2030	48,500	48,372,882
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-JWRZ B†	1.334%#	4/15/2030	30,500	30,375,743
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-JWRZ C†	1.684%#	4/15/2030	45,250	45,001,193
JPMorgan Chase Commercial Mortgage Securities Corp. 2013-LC11 XA	1.733%#	4/15/2046	144,957	14,579,243
LB-UBS Commercial Mortgage Trust 2005-C7 A2	5.103%	11/15/2030	389	389,185
LB-UBS Commercial Mortgage Trust 2005-C7 AAB	5.17%	11/15/2030	3,295	3,368,019
LB-UBS Commercial Mortgage Trust 2006-C1 A2	5.084%	2/15/2031	13	12,904
LB-UBS Commercial Mortgage Trust 2006-C4 AM	6.081%#	6/15/2038	82,521	89,552,119
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%	11/15/2038	53,301	56,738,648
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%	2/15/2040	76,974	83,315,247
MASTR Asset Securitization Trust 2006-3 1A3	6.00%	10/25/2036	12,077	11,494,566
MASTR Asset Securitization Trust 2006-3 1A8	6.00%	10/25/2036	10,894	10,518,757

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Merrill Lynch Floating Trust 2008-LAQA A2†	0.723%#	7/9/2021	$137,940	$135,726,664
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%	7/12/2038	4,164	4,199,173
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%	9/12/2042	64	63,839
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%	12/12/2049	60,146	65,065,261
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 AM	5.419%	8/12/2048	147,852	154,627,298
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A3FL†	0.402%#	6/12/2050	4,128	4,117,289
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 A2	1.972%	8/15/2045	11,295	11,363,685
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 A2	1.868%	11/15/2045	58,360	58,319,848
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%	10/15/2030	25,928	25,532,330
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 A2	2.964%	7/15/2046	27,620	28,263,132
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A2	3.085%	8/15/2046	7,000	7,197,274
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A2	1.863%	2/15/2046	55,000	54,112,300
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 A2	1.97%	5/15/2046	119,970	118,515,484
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XA	1.615%#	5/15/2046	298,003	24,952,715
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XB†	0.43%#	5/15/2046	119,710	3,302,021
Morgan Stanley Capital I 2005-HQ5 AAB	5.037%	1/14/2042	2,017	2,036,636
Morgan Stanley Capital I 2007-HQ12 A3	5.76%#	4/12/2049	35,700	35,825,700
Morgan Stanley Capital I 2007-HQ12 AM	5.76%#	4/12/2049	68,380	72,040,484
Morgan Stanley Capital I 2007-IQ15 AM	6.09%#	6/11/2049	60,273	64,335,822
Morgan Stanley Capital I 2007-IQ16 AM	6.298%#	12/12/2049	3,913	4,460,253
Morgan Stanley Capital I 2011-C1 A2†	3.884%	9/15/2047	41,428	43,721,786
Morgan Stanley Capital I 2011-C2 A2†	3.476%	6/15/2044	34,000	35,812,897
Morgan Stanley Capital I 2012-STAR A1†	2.084%	8/5/2034	42,629	41,692,142
Morgan Stanley Capital I Trust 2012-C4 A2	2.111%	3/15/2045	10,000	10,076,335
Morgan Stanley Capital I Trust 2012-C4 XA†	2.863%#	3/15/2045	73,003	9,453,052
Morgan Stanley Re-REMIC Trust 2009-GG10 A4B†	5.995%#	8/12/2045	96,775	105,681,010
Morgan Stanley Re-REMIC Trust 2010-C30A A3A†	3.25%	12/17/2043	9	8,782
Morgan Stanley Re-REMIC Trust 2010-GG10 A4B†	5.995%#	8/15/2045	51,099	55,802,002
Morgan Stanley Re-REMIC Trust 2010-R3 3B†	0.424%#	6/26/2036	13,599	13,453,560
Morgan Stanley Re-REMIC Trust 2012-IO AXA†	1.00%#	3/27/2051	71,719	71,091,386
Motel 6 Trust 2012-MTL6 C†	3.139%	10/5/2025	85,150	83,940,317
Motel 6 Trust 2012-MTL6 D†	3.781%	10/5/2025	16,840	16,263,390

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

NorthStar 2012-1 Mortgage Trust 2012-1 B†	1.829	%#	8/25/2029	$11,180	$11,129,858
NorthStar 2012-1 Mortgage Trust 2012-1 C†	2.33	%#	8/25/2029	23,030	22,906,559
NorthStar Real Estate CDO Ltd. 2013 -1A†	2.042%		8/25/2029	38,750	38,786,328
NorthStar Real Estate CDO Ltd. 2013 -1B†	5.186%		8/25/2029	41,750	41,476,016
RAIT Trust	3.378%		1/15/2029	7,931	7,934,034
RAIT Trust 2013-FL1	1.936%		1/15/2029	88,425	88,469,920
RAIT Trust 2013-FL1	4.186%		1/15/2029	4,894	4,896,618
RBSCF Trust 2010-MB1 A2†	3.686%		4/15/2024	33,300	34,453,878
RBSCF Trust 2010-MB1 C†	4.84	%#	4/15/2024	9,200	9,545,906
RBSCF Trust 2010-RR3 MSCB†	6.09	%#	6/16/2049	2,380	2,617,856
RBSCF Trust 2010-RR3 WBTB†	6.123	%#	2/16/2051	22,942	25,313,297
RBSSP Resecuritization Trust 2013-1 3A1†	0.30	%#	1/26/2037	11,604	10,651,581
RBSSP Resecuritization Trust 2013-3 1A1†	0.344	%#	11/26/2036	12,769	11,872,432
RBSSP Resecuritization Trust 2013-3 2A1†	0.41	%#	11/26/2036	16,005	14,004,299
RCMC LLC 2012-CRE1 A†	5.624%		11/15/2044	40,691	40,735,128
RREF LLC 2013-LT3	2.50%		6/20/2028	15,645	15,645,139
Sequoia Mortgage Trust 2012-4 A1	3.50	%#	9/25/2042	7,367	7,264,402
Sequoia Mortgage Trust 2012-4 A2	3.00%		9/25/2042	10,056	9,762,577
Sequoia Mortgage Trust 2012-5 A	2.50%		11/25/2042	8,204	7,930,750
Sequoia Mortgage Trust 2012-6 A1	2.50	%#	12/25/2042	26,664	25,718,275
Sequoia Mortgage Trust 2012-6 A2	1.808	%#	12/25/2042	13,310	12,460,981
Sequoia Mortgage Trust 2013-1 2A1	1.855	%#	2/25/2043	21,142	18,493,515
Sequoia Mortgage Trust 2013-2 A	1.874	%#	2/25/2043	38,981	34,063,042
Silverstone Master Issuer plc 2011-1A (United Kingdom)†(a)	1.816	%#	1/21/2055	20,000	20,241,760
Springleaf Mortgage Loan Trust 2012-3A A†	1.57	%#	12/25/2059	36,371	36,117,537
Springleaf Mortgage Loan Trust 2013-1A A†	1.27	%#	6/25/2058	64,057	63,142,537
Starwood Property Mortgage Trust 2013-FV1 C†	2.786	%#	8/11/2028	21,190	21,229,413
Starwood Property Mortgage Trust 2013-FV1 D†	3.686	%#	8/11/2028	17,000	17,040,809
Structured Asset Securities Corp. 2005-14 2A1	5.75%		7/25/2035	6,812	6,845,485
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	18,807	19,115,534
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	10,763	10,905,168
UBS-Barclays Commercial Mortgage Trust 2012-C2 A2	2.113%		5/10/2063	102,579	102,951,464
UBS-Barclays Commercial Mortgage Trust 2012-C2 XA†	1.963	%#	5/10/2063	123,108	11,597,838
UBS-Barclays Commercial Mortgage Trust 2012-C3 A2	1.852%		8/10/2049	54,654	54,129,568
UBS-Barclays Commercial Mortgage Trust 2012-C4 A2	1.712%		12/10/2045	22,067	21,814,840
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA†	1.299	%#	3/10/2046	350,232	26,377,059
UBS-Barclays Commercial Mortgage Trust 2013-C6 A2	2.067%		4/10/2046	30,550	30,371,542
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA†	1.517	%#	4/10/2046	471,888	42,040,762
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A2	2.804%		1/10/2045	16,650	17,245,504
Vornado DP LLC 2010-VNO A1†	2.97%		9/13/2028	26,190	27,231,837
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%		4/15/2042	2,231	2,288,047

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	$28,338	$30,770,095
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	31,700	34,278,858
Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.339%	11/15/2048	41,556	45,127,156
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%	12/15/2043	11,497	11,495,374
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%	12/15/2043	56,029	59,661,276
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%	4/15/2047	130,408	139,191,242
Wells Fargo Commercial Mortgage Trust 2012-LC5 A2	1.844%	10/15/2045	31,010	30,662,393
Wells Fargo Mortgage Backed Securities Trust 2005-3 A4	5.50%	5/25/2035	6,946	7,083,265
Wells Fargo Re-REMIC Trust 2012-IO A†	1.75%	8/20/2021	28,666	28,683,490
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%	2/15/2044	55,160	58,000,381
WF-RBS Commercial Mortgage Trust 2011-C2 A3†	4.498%	2/15/2044	29,050	31,272,441
WF-RBS Commercial Mortgage Trust 2011-C3 A2†	3.24%	3/15/2044	19,730	20,532,833
WF-RBS Commercial Mortgage Trust 2011-C4 A1†	1.607%	6/15/2044	14,339	14,446,636
WF-RBS Commercial Mortgage Trust 2011-C4 A2†	3.454%	6/15/2044	43,750	45,824,319
WF-RBS Commercial Mortgage Trust 2011-C5 A2	2.684%	11/15/2044	10,745	11,055,912
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%	11/15/2044	17,650	18,131,651
WF-RBS Commercial Mortgage Trust 2011-C5 XA†	2.213%#	11/15/2044	24,337	2,607,519
WF-RBS Commercial Mortgage Trust 2012-C10 A2	1.765%	12/15/2045	26,312	25,823,597
WF-RBS Commercial Mortgage Trust 2012-C10 XA†	1.987%#	12/15/2045	69,535	7,842,925
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%	6/15/2045	24,588	24,296,869
WF-RBS Commercial Mortgage Trust 2012-C7 XA†	1.752%#	6/15/2045	396,153	39,466,385
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%	8/15/2045	76,420	75,927,358
WF-RBS Commercial Mortgage Trust 2012-C8 XA†	2.402%#	8/15/2045	71,546	8,738,673
WF-RBS Commercial Mortgage Trust 2013-C11 A2	2.029%	3/15/2045	143,294	142,321,965
WF-RBS Commercial Mortgage Trust 2013-C12 A2	2.072%	3/15/2048	38,085	37,647,480
WF-RBS Commercial Mortgage Trust 2013-C13 A2	1.964%	5/15/2045	33,549	32,938,610
WF-RBS Commercial Mortgage Trust 2013-C13 XA†	1.631%#	5/15/2045	323,801	30,215,778
Total Non-Agency Commercial Mortgage-Backed Securities (cost $9,555,572,798)				9,410,102,847

U.S. TREASURY OBLIGATION 2.91%

U.S. Treasury Note (cost $951,677,611)	0.375%	3/15/2015	950,000	951,391,750
Total Long-Term Investments (cost $30,871,245,378)				30,704,977,859

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 5.76%

COMMERCIAL PAPER 1.44%

Automotive 0.06%

Daimler Finance North America LLC	Zero Coupon	9/16/2013	$19,600	$19,591,425

Consumer Products 0.01%

Avon Capital Corp.	Zero Coupon	10/28/2013	2,750	2,743,469

Oil: Integrated Domestic 0.51%

Weatherford International Ltd.	Zero Coupon	9/10/2013	63,400	63,382,248
Weatherford International Ltd.	Zero Coupon	9/19/2013	80,000	79,963,200
Weatherford International Ltd.	Zero Coupon	10/21/2013	24,250	24,212,951
Total				167,558,399

Retail 0.14%

Safeway, Inc.	Zero Coupon	11/29/2013	47,000	46,904,914

Telecommunications 0.45%

Vodafone Group plc	Zero Coupon	9/9/2013	24,165	24,159,791
Vodafone Group plc	Zero Coupon	12/30/2013	122,000	121,849,916
Total				146,009,707

Utilities: Miscellaneous 0.27%

Entergy Corp.	Zero Coupon	9/5/2013	19,400	19,398,577
Entergy Corp.	Zero Coupon	9/30/2013	33,500	33,478,411
NiSource Finance Corp.	Zero Coupon	9/19/2013	37,000	36,986,865
Total				89,863,853
Total Commercial Paper (cost $472,479,477)				472,671,767

CORPORATE BONDS 1.06%

Banks: Diversified 0.19%

Banco Bradesco SA	8.75%	10/24/2013	21,290	21,556,125
Royal Bank of Scotland Group plc (United Kingdom)(a)	5.00%	11/12/2013	39,830	39,899,702
Total				61,455,827

Beverages 0.00%

Beam, Inc.	4.875%	12/1/2013	983	992,051

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Cable Services 0.01%

Time Warner Cable, Inc.	7.50%	4/1/2014	$1,650	$1,711,624

Computer Hardware 0.03%

Hewlett-Packard Co.	4.75%	6/2/2014	9,700	9,971,018

Construction/Homebuilding 0.05%

CRH America, Inc.	5.30%	10/15/2013	14,693	14,766,656

Drugs 0.11%

Hospira, Inc.	5.90%	6/15/2014	35,603	37,072,087

Electrical Equipment 0.08%

Xerox Corp.	1.672%#	9/13/2013	26,907	26,916,660

Entertainment 0.02%

Snoqualmie Entertainment Authority†	4.147%#	2/1/2014	5,700	5,600,250

Financial: Miscellaneous 0.01%

Ford Motor Credit Co. LLC	7.00%	10/1/2013	3,700	3,717,860

Insurance 0.03%

Assurant, Inc.	5.625%	2/15/2014	9,819	10,026,387

Leasing 0.04%

International Lease Finance Corp.	6.625%	11/15/2013	14,257	14,420,955

Metals & Minerals: Miscellaneous 0.28%

Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2014	23,185	24,281,535
Barrick Gold Corp. (Canada)(a)	1.75%	5/30/2014	58,845	59,100,328
Corp. Nacional del Cobre de Chile (Chile)†(a)	5.50%	10/15/2013	9,490	9,540,411
Total				92,922,274

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 0.07%

DCP Midstream LLC†	9.70%	12/1/2013	$9,227	$9,417,390
Petroleos de Venezuela SA (Venezuela)(a)	8.00%	11/17/2013	14,500	14,623,250
Total				24,040,640

Real Estate Investment Trusts 0.03%

Health Care REIT, Inc.	6.00%	11/15/2013	6,849	6,916,600
UDR, Inc.	5.50%	4/1/2014	1,000	1,025,044
Total				7,941,644

Supermarkets 0.09%

Safeway, Inc.	1.774%#	12/12/2013	29,555	29,647,862

Telecommunications 0.02%

Telecom Italia Capital SA (Italy)(a)	5.25%	11/15/2013	6,085	6,129,877
Total Corporate Bonds (cost $347,413,157)				347,333,672

FLOATING RATE LOAN 0.03%

Telecommunications

Activision Blizzard, Inc. Secured Bridge Loan (cost $11,000,000)	—	7/25/2014	11,000	11,000,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 3.23%

Repurchase Agreement dated 8/30/2013, Zero Coupon due 9/3/2013 with Fixed Income Clearing Corp. collateralized by $47,000,000 of Federal Farm Credit Bank at 0.30% due 6/4/2015; $92,000,000 of Federal Farm Credit Bank at 0.30% due 7/13/2015; $50,000,000 of Federal Home Loan Bank at 0.25% due 5/26/2015; $85,000,000 of Federal Home Loan Mortgage Corp. at 1.75% due 9/10/2015; $35,000,000 of Federal Home Loan Mortgage Corp. at 4.375% due 7/17/2015; $33,130,000 of Federal Home Loan Mortgage Corp. at 5.25% due 4/18/2016 ; $55,000,000 of Federal National Mortgage Assoc. at 5.00% due 3/15/2016;  $59,000,000 of U.S. Treasury Note at 0.25% due 5/31/2015; $55,000,000 of U.S. Treasury Note at 0.25% due 7/31/2015; $100,000,000 of U.S. Treasury Note at 0.25% due 9/15/2015; $100,000,000 of U.S. Treasury Note at 0.25% due 12/15/2015; $50,000,000 of U.S. Treasury Note at 0.375% due 2/15/2016; $75,000,000 of U.S. Treasury Note at 1.75% due 7/31/2015; and $209,250,000 of U.S. Treasury Note at 4.125% due 5/15/2015; value: $1,079,265,616; proceeds: $1,058,101,390
(cost $1,058,101,390)	1,058,101	$1,058,101,390

Total Short-Term Investments (cost $1,888,994,024)		1,889,106,829

Total Investments in Securities 99.52% (cost $32,760,239,402)		32,594,084,688

Cash and Other Assets in Excess of Liabilities(e) 0.48%		156,369,545

Net Assets 100.00%		$32,750,454,233

CAD	Canadian dollar.
EUR	euro.
COD	Certificate of Deposit.
IO	Interest Only.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2013.
(a)	Foreign security traded in U.S. dollars.
(b)	Security has been fully/partially segregated to cover margin requirements for open futures contracts as of August 31, 2013.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2013.
(e)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Credit Default Swaps on Indexes - Sell Protection at August 31, 2013(1):

Swap Counterparty	Fund Receives (Pays)	Referenced Index	Termination Date	Notional Amount	Fair Value(2)	Upfront Payments Received(3)	Unrealized Appreciation (Depreciation)(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Credit Suisse	.07%	Markit CMBX. NA.AAA.2	3/15/2049	24,700,000	$24,067,186	$1,339,771	$706,957	$632,814
Credit Suisse	.07%	Markit CMBX. NA.AAA.2	3/15/2049	24,000,000	23,385,120	589,286	(25,594)	614,880
Credit Suisse	.07%	Markit CMBX. NA.AAA.2	3/15/2049	25,000,000	24,359,500	629,232	(11,268)	640,500
Credit Suisse	.08%	Markit CMBX. NA.AAA.3	12/13/2049	23,000,000	22,213,170	819,151	32,321	786,830
Credit Suisse	.08%	Markit CMBX. NA.AAA.3	12/13/2049	23,000,000	22,213,170	840,397	53,567	786,830
Credit Suisse	.35%	Markit CMBX. NA.AAA.4	2/17/2051	29,500,000	28,560,425	2,325,544	1,385,969	939,575
Goldman Sachs	.08%	Markit CMBX. NA.AAA.3	12/13/2049	9,900,000	9,561,321	770,701	432,022	338,679
Morgan Stanley	.07%	Markit CMBX. NA.AAA.2	3/15/2049	23,000,000	22,410,740	649,173	59,913	589,260
Morgan Stanley	.08%	Markit CMBX. NA.AAA.3	12/13/2049	24,500,000	23,661,855	2,040,651	1,202,506	838,145
UBS AG	.07%	Markit CMBX. NA.AAA.2	3/15/2049	23,400,000	22,800,492	1,269,257	669,749	599,508
UBS AG	.07%	Markit CMBX. NA.AAA.2	3/15/2049	49,500,000	48,231,810	2,684,967	1,416,777	1,268,190
UBS AG	.08%	Markit CMBX. NA.AAA.3	12/31/2049	14,800,000	14,293,692	1,232,688	726,380	506,308
						$15,190,818	$6,649,299	$8,541,519

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(l)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $6,686,161. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $36,862.
(5)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at August 31, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Morgan Stanley	11/26/2013	18,630,000	$17,891,527	$17,651,383	$240,144
euro	Sell	Goldman Sachs	11/13/2013	86,062,000	114,963,255	113,772,926	1,190,329
euro	Sell	J.P. Morgan	10/17/2013	6,111,000	8,078,699	8,077,807	892
euro	Sell	Morgan Stanley	9/20/2013	31,500,000	42,193,778	41,634,157	559,621
euro	Sell	Morgan Stanley	10/17/2013	14,345,000	$19,052,168	$18,961,896	$90,272
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,081,258

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Buy	Barclays Bank plc	11/26/2013	909,000	$862,290	$861,251	$(1,039)
Canadian dollar	Buy	Morgan Stanley	11/26/2013	603,000	572,389	571,325	(1,064)
Canadian dollar	Sell	Morgan Stanley	11/26/2013	14,858,000	14,052,111	14,077,523	(25,412)
euro	Sell	J.P. Morgan	9/20/2013	3,665,000	4,810,877	4,844,101	(33,224)
euro	Sell	J.P. Morgan	10/7/2013	12,455,000	16,163,813	16,462,962	(299,149)
euro	Sell	J.P. Morgan	10/7/2013	2,075,000	2,692,887	2,742,726	(49,839)
euro	Sell	J.P. Morgan	10/17/2013	72,500,000	94,753,440	95,833,910	(1,080,470)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,490,197)

Open Futures Contracts at August 31, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2013	36,347	Long	$7,987,253,250	$2,653,953

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2013	17,677	Short	$(2,115,577,845)	$(8,056,209)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

The following is a summary of the inputs used as of August 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$3,173,230,152	$—	$3,173,230,152
Corporate Bonds	—	13,734,732,609	—	13,734,732,609
Floating Rate Loans(4)
Aerospace/Defense	—	3,278,940	—	3,278,940
Automotive	—	4,858,421	—	4,858,421
Chemicals	—	4,414,764	—	4,414,764
Containers	—	—	11,559,968	11,559,968
Electric: Generation	—	—	2,177,450	2,177,450
Energy Equipment & Services	—	31,438,842	19,298,125	50,736,967
Financial: Miscellaneous	—	11,188,190	—	11,188,190
Food	—	4,161,375	—	4,161,375
Food/Tobacco	—	—	9,038,292	9,038,292
Gaming	—	82,925,896	—	82,925,896
Health Care	—	162,700,186	—	162,700,186
Leisure	—	4,950,562	—	4,950,562
Media	—	151,060,888	—	151,060,888
Metals & Minerals: Miscellaneous	—	57,983,678	13,292,800	71,276,478
Miscellaneous	—	—	17,270,017	17,270,017
Services	—	20,676,349	27,175,615	47,851,964
Telecommunications	—	27,500,000	—	27,500,000
Utilities	—	4,617,273	31,200,487	35,817,760
Utilities: Miscellaneous	—	—	10,623,162	10,623,162
Foreign Bonds	—	284,057,619	—	284,057,619
Foreign Government Obligations	—	215,824,522	—	215,824,522
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	460,944,301	—	460,944,301
Government Sponsored Enterprises Pass-Throughs	—	2,094,280,040	—	2,094,280,040
Municipal Bond	—	25,356,411	—	25,356,411
Non-Agency Commercial Mortgage-Backed Securities	—	9,410,102,847	—	9,410,102,847
U.S. Treasury Obligation	—	951,391,750	—	951,391,750
Commercial Paper	—	472,671,767	—	472,671,767
Repurchase Agreement	—	1,058,101,390	—	1,058,101,390
Total	$—	$32,452,448,772	$141,635,916	$32,594,084,688

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2013

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Credit Default Swaps
Assets	$—	$6,686,161	$—	$6,686,161
Liabilities	—	(36,862)	—	(36,862)
Forward Foreign Currency Exchange Contracts
Assets	—	2,081,258	—	2,081,258
Liabilities	—	(1,490,197)	—	(1,490,197)
Futures Contracts
Assets	2,653,953	—	—	2,653,953
Liabilities	(8,056,209)	—	—	(8,056,209)
Unfunded Commitments
Assets	—	—	20,688	20,688
Liabilities	—	—	—	—
Total	$(5,402,256)	$7,240,360	$20,688	$1,858,792

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended August 31, 2013.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans	Unfunded Commitments
Balance as of December 1, 2012	$81,935,358	$—
Accrued discounts/premiums	481,273	—
Realized gain (loss)	445,593	—
Change in unrealized appreciation/depreciation	(6,185,821)	30,605
Purchases	65,350,708	—
Sales	(41,018,336)	—
Net transfers in or out of Level 3	40,627,141	(9,917)
Balance as of August 31, 2013	$141,635,916	$20,688

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 107.97%

ASSET-BACKED SECURITIES 12.42%

Automobiles 4.65%

Ally Auto Receivables Trust 2011-1 A3	1.38%	1/15/2015	$642	$641,980
Ally Auto Receivables Trust 2012-1 A3	0.93%	2/16/2016	3,987	4,000,131
Ally Auto Receivables Trust 2012-2 A2	0.56%	10/15/2014	381	380,612
Ally Auto Receivables Trust 2012-2 A3	0.74%	4/15/2016	4,000	4,004,766
Ally Auto Receivables Trust 2012-SN1 A2	0.51%	12/22/2014	3,583	3,583,062
Ally Auto Receivables Trust 2013-SN1 A2	0.52%	5/20/2015	3,378	3,373,019
AmeriCredit Automobile Receivables Trust 2011-5 A2	1.19%	8/8/2015	900	900,844
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%	10/8/2015	2,259	2,260,409
AmeriCredit Automobile Receivables Trust 2012-2 A2	0.76%	10/8/2015	735	735,374
AmeriCredit Automobile Receivables Trust 2012-3 A2	0.71%	12/8/2015	497	497,237
AmeriCredit Automobile Receivables Trust 2012-4 A2	0.49%	4/8/2016	5,995	5,993,323
AmeriCredit Automobile Receivables Trust 2013-1 A2	0.49%	6/8/2016	3,714	3,712,223
AmeriCredit Automobile Receivables Trust 2013-3 A2	0.68%	10/11/2016	2,260	2,259,768
AmeriCredit Automobile Receivables Trust 2013-4 A2	0.74%	11/8/2016	1,970	1,970,871
Capital Auto Receivables Asset Trust 2013-1 A1	0.47%	3/20/2015	1,895	1,893,283
CarMax Auto Owner Trust 2010-2 A3	1.41%	2/16/2015	82	81,887
CarMax Auto Owner Trust 2011-1 A3	1.29%	9/15/2015	1,249	1,251,711
CarMax Auto Owner Trust 2011-3 A3	1.07%	6/15/2016	3,390	3,401,992
CarMax Auto Owner Trust 2012-1 A2	0.59%	3/16/2015	510	509,764
CarMax Auto Owner Trust 2012-2 A2	0.64%	5/15/2015	1,193	1,193,743
CarMax Auto Owner Trust 2012-3 A2	0.43%	9/15/2015	5,351	5,349,009
Ford Credit Auto Lease Trust 2012-A A2	0.63%	4/15/2014	200	200,306
Huntington Auto Trust 2012-1 A2	0.54%	11/17/2014	356	356,414
Huntington Auto Trust 2012-2 A2	0.38%	9/15/2015	1,870	1,869,084
Hyundai Auto Lease Securitization Trust 2011-A A3†	1.02%	8/15/2014	841	841,372
Hyundai Auto Lease Securitization Trust 2012-A A2†	0.68%	1/15/2015	603	603,052
Nissan Auto Lease Trust 2011-B A3	0.92%	2/16/2015	2,932	2,934,992
Santander Drive Auto Receivables Trust 2011-4 A2	1.37%	3/16/2015	156	156,365
Santander Drive Auto Receivables Trust 2011-4 A3	1.64%	9/15/2015	1,400	1,404,056
Santander Drive Auto Receivables Trust 2012-1 A2	1.25%	4/15/2015	1,210	1,211,669
Santander Drive Auto Receivables Trust 2012-2 A2	0.91%	5/15/2015	2,216	2,216,165
Santander Drive Auto Receivables Trust 2012-3 A2	0.83%	4/15/2015	1,130	1,130,222
Santander Drive Auto Receivables Trust 2012-3 A3	1.08%	4/15/2016	1,000	1,002,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Santander Drive Auto Receivables Trust 2012-4 A2	0.79%		8/17/2015	$2,514	$2,514,989
Santander Drive Auto Receivables Trust 2012-AA A2†	0.55%		2/16/2016	3,624	3,623,643
Santander Drive Auto Receivables Trust 2013-2 A2	0.47%		3/15/2016	2,056	2,055,484
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%		9/15/2016	3,680	3,678,166
World Omni Automobile Lease Securitization Trust 2011-A A3	1.49%		10/15/2014	487	486,856
Total					74,280,093

Credit Cards 4.92%

American Express Credit Account Master Trust 2007-2 A	0.234	%#	9/15/2016	5,320	5,316,702
Bank of America Credit Card Trust 2007-A6	0.244	%#	9/15/2016	2,000	1,999,797
Bank One Issuance Trust 2003-A8	0.434	%#	5/16/2016	4,210	4,210,364
Bank One Issuance Trust 2004-A3	0.354	%#	2/15/2017	1,725	1,724,116
Capital One Multi-Asset Execution Trust 2004-A1	0.394	%#	12/15/2016	2,015	2,014,795
Capital One Multi-Asset Execution Trust 2006-A12 A	0.244	%#	7/15/2016	1,750	1,750,009
Chase Issuance Trust 2011-A3	0.304	%#	12/15/2015	6,000	5,998,920
Chase Issuance Trust 2012-A1	0.284	%#	5/16/2016	7,850	7,845,502
Citibank Credit Card Issuance Trust 2003-A10	4.75%		12/10/2015	2,150	2,175,504
Citibank Credit Card Issuance Trust 2009-A4	4.90%		6/23/2016	6,945	7,196,336
Citibank Omni Master Trust 2009-A14A†	2.934	%#	8/15/2018	6,750	6,906,556
Discover Card Execution Note Trust 2011-A1	0.534	%#	8/15/2016	6,868	6,873,247
Discover Card Execution Note Trust 2012-A2	0.334	%#	10/17/2016	4,495	4,496,847
Discover Card Execution Note Trust 2012-B3	0.634	%#	5/15/2018	2,850	2,814,381
Discover Card Master Trust I 2007-2 A	0.264	%#	9/15/2016	4,000	3,997,570
Dryrock Issuance Trust 2012-1 A	0.334	%#	8/15/2017	2,500	2,494,375
Dryrock Issuance Trust 2012-2 A	0.64%		8/15/2018	2,250	2,236,133
GE Capital Credit Card Master Note Trust 2011-1 A	0.734	%#	1/15/2017	6,475	6,482,945
GE Capital Credit Card Master Note Trust 2011-3 A	0.414	%#	9/15/2016	2,000	2,000,000
Total					78,534,099

Home Equity 0.48%

Home Equity Asset Trust 2006-6 2A2	0.294	%#	11/25/2036	502	499,739
Home Equity Asset Trust 2006-7 2A2	0.294	%#	1/25/2037	2,024	1,975,187
New Century Home Equity Loan Trust 2005-A A6	4.954%		8/25/2035	3,350	3,308,008
Option One Mortgage Loan Trust 2005-1 A4	0.99	%#	2/25/2035	1,878	1,835,159
Total					7,618,093

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other 2.37%

Carrington Mortgage Loan Trust 2005-NC3 A1D	0.52%#	6/25/2035	$300	$300,525
First Franklin Mortgage Loan Trust 2006-FF17 A4	0.29%#	12/25/2036	480	474,162
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%	10/15/2045	2,520	2,534,567
HLSS Servicer Advance Receivables Backed Notes 2012-T2 B1†	1.74%	10/15/2043	1,090	1,090,364
HLSS Servicer Advance Receivables Backed Notes 2012-T2 B2†	2.48%	10/15/2045	1,090	1,102,558
HLSS Servicer Advance Receivables Backed Notes 2012-T2 D1†	3.96%	10/15/2043	580	581,296
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A2†	1.495%	1/16/2046	2,425	2,407,848
HLSS Servicer Advance Receivables Backed Notes 2013-T1 B3†	2.734%	1/15/2048	1,250	1,219,691
HLSS Servicer Advance Receivables Backed Notes 2013-T1 C1†	1.644%	1/15/2044	1,850	1,849,662
HLSS Servicer Advance Receivables Backed Notes 2013-T1 D1†	2.487%	1/15/2044	1,100	1,101,583
HLSS Servicer Advance Receivables Backed Notes 2013-T2 A2†	1.147%	5/16/2044	1,500	1,491,599
HLSS Servicer Advance Receivables Backed Notes 2013-T2 D2†	2.388%	5/16/2044	1,750	1,741,387
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%	5/15/2046	1,500	1,456,751
Illinois Student Assistance Commission 2010-1 A2	1.316%#	4/25/2022	4,375	4,404,952
Morgan Stanley ABS Capital I 2006-HE1 A3	0.37%#	1/25/2036	1,005	992,091
Nationstar Mortgage Advance Receivables Trust 2013-T1A A1†	1.08%	6/20/2044	2,150	2,148,562
Nationstar Mortgage Advance Receivables Trust 2013-T1A B1†	1.379%	6/20/2044	925	924,388
Nationstar Mortgage Advance Receivables Trust 2013-T1A D1†	2.239%	6/20/2044	900	899,528
Nationstar Mortgage Advance Receivables Trust 2013-T3A A3†	2.438%	6/20/2048	2,150	2,094,089
Saxon Asset Securities Trust 2006-3 A2	0.294%#	10/25/2046	347	346,106
SLM Student Loan Trust 2010-A 2A†	3.434%#	5/16/2044	3,476	3,605,068
SLM Student Loan Trust 2010-C A1†	1.834%#	12/15/2017	560	561,133
SLM Student Loan Trust 2012-C A1†	1.284%#	8/15/2023	2,811	2,824,203
Structured Asset Securities Corp. 2006-GEL3 A2†	0.414%#	7/25/2036	611	604,292
Structured Asset Securities Corp. 2007-BC2 A3	0.32%#	3/25/2037	1,236	1,197,186
Total				37,953,591
Total Asset-Backed Securities (cost $198,336,253)				198,385,876

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 37.46%

Aerospace/Defense 0.05%

Embraer SA (Brazil)(a)	5.15%	6/15/2022	$844	$841,890

Apparel 0.26%

J. Crew Group, Inc.	8.125%	3/1/2019	1,709	1,807,267
PVH Corp.	7.75%	11/15/2023	2,053	2,375,430
Total				4,182,697

Auto Parts: Original Equipment 0.46%

BorgWarner, Inc.	8.00%	10/1/2019	4,721	5,864,422
International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018	1,446	1,482,150
Total				7,346,572

Auto: Trucks & Parts 0.16%

Commercial Vehicle Group, Inc.	7.875%	4/15/2019	2,490	2,490,000

Automotive 0.39%

Ford Motor Co.	6.375%	2/1/2029	1,839	1,992,904
Ford Motor Co.	6.625%	10/1/2028	1,322	1,472,522
Ford Motor Co.	7.45%	7/16/2031	2,342	2,834,237
Total				6,299,663

Banks: Diversified 4.85%

Banco del Estado de Chile (Chile)†(a)	3.875%	2/8/2022	900	865,446
Bank of America Corp.	5.625%	7/1/2020	1,495	1,647,696
Bank of America Corp.	5.875%	1/5/2021	2,500	2,791,168
Bank of America Corp.	7.625%	6/1/2019	7,000	8,435,441
Citigroup, Inc.	8.50%	5/22/2019	763	968,356
Compagnie de Financement Foncier SA (France)†(a)	1.016%#	4/17/2014	4,800	4,814,429
DnB NOR Boligkreditt AS (Norway)†(a)	2.10%	10/14/2015	4,140	4,246,398
First Citizens St. Lucia Ltd. (Saint Lucia)†(a)	4.903%	2/9/2016	1,000	1,018,603
Goldman Sachs Group, Inc. (The)	5.25%	7/27/2021	2,007	2,148,084
Goldman Sachs Group, Inc. (The)	5.95%	1/15/2027	2,267	2,339,873
Goldman Sachs Group, Inc. (The)	7.50%	2/15/2019	8,857	10,578,535

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Diversified (continued)

JPMorgan Chase & Co.	4.35%	8/15/2021	$7,326	$7,623,333
Lloyds TSB Bank plc (United Kingdom)†(a)	6.50%	9/14/2020	3,500	3,813,330
Macquarie Bank Ltd. (Australia)†(a)	6.625%	4/7/2021	2,070	2,229,297
Morgan Stanley	4.10%	5/22/2023	631	579,719
Morgan Stanley	6.00%	4/28/2015	2,150	2,307,576
Morgan Stanley	6.25%	8/28/2017	3,413	3,857,946
Morgan Stanley	7.30%	5/13/2019	5,400	6,400,069
Nordea Eiendomskreditt AS (Norway)†(a)	2.125%	9/22/2016	2,380	2,439,236
PKO Finance AB (Sweden)†(a)	4.63%	9/26/2022	1,000	943,850
Regions Financial Corp.	7.75%	11/10/2014	294	316,455
Sberbank of Russia Via SB Capital SA (Luxembourg)†(a)	5.25%	5/23/2023	600	541,500
Sparebank 1 Boligkreditt AS (Norway)†(a)	2.30%	6/30/2017	5,430	5,532,187
Turkiye Halk Bankasi AS (Turkey)†(a)	3.875%	2/5/2020	1,200	1,026,000
Total				77,464,527

Banks: Money Center 0.80%

BBVA Banco Continental SA (Peru)†(a)	5.00%	8/26/2022	1,400	1,319,500
Huntington Bancshares, Inc.	7.00%	12/15/2020	1,250	1,469,633
SVB Financial Group	5.375%	9/15/2020	3,009	3,293,206
Zions Bancorporation	4.50%	6/13/2023	2,050	2,022,122
Zions Bancorporation	4.50%	3/27/2017	4,436	4,674,040
Total				12,778,501

Beverages 0.69%

Central American Bottling Corp.†	6.75%	2/9/2022	3,041	3,147,435
Corporacion Lindley SA (Peru)†(a)	4.625%	4/12/2023	1,277	1,171,648
Cott Beverages, Inc.	8.375%	11/15/2017	978	1,031,790
Fomento Economico Mexicano SAB de CV (Mexico)(a)	2.875%	5/10/2023	2,350	2,069,868
Pernod Ricard SA (France)†(a)	5.75%	4/7/2021	3,175	3,536,756
Total				10,957,497

Biotechnology Research & Production 0.33%

Amgen, Inc.	6.40%	2/1/2039	3,422	3,850,807
Life Technologies Corp.	6.00%	3/1/2020	1,282	1,437,045
Total				5,287,852

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Brokers 0.44%

Jefferies Group, Inc.	6.875%	4/15/2021	$835	$932,373
Raymond James Financial, Inc.	8.60%	8/15/2019	4,950	6,176,031
Total				7,108,404

Building Materials 0.54%

Building Materials Corp. of America†	7.00%	2/15/2020	1,233	1,316,227
Cemex Finance LLC†	9.375%	10/12/2022	1,250	1,315,625
Cimento Tupi SA (Brazil)†(a)	9.75%	5/11/2018	500	495,000
Owens Corning, Inc.	9.00%	6/15/2019	1,435	1,735,597
Voto-Votorantim Ltd.†	6.75%	4/5/2021	2,570	2,737,050
Votorantim Cimentos SA (Brazil)†(a)	7.25%	4/5/2041	450	407,250
Votorantim Overseas IV†	7.75%	6/24/2020	550	618,750
Total				8,625,499

Business Services 0.21%

Expedia, Inc.	5.95%	8/15/2020	847	882,395
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	335	345,469
Verisk Analytics, Inc.	4.125%	9/12/2022	264	260,106
Verisk Analytics, Inc.	4.875%	1/15/2019	250	266,475
Verisk Analytics, Inc.	5.80%	5/1/2021	1,411	1,555,067
Total				3,309,512

Cable Services 0.39%

TCI Communications, Inc.	7.875%	2/15/2026	1,000	1,300,518
Time Warner Cable, Inc.	6.55%	5/1/2037	1,211	1,171,352
Time Warner Cable, Inc.	7.30%	7/1/2038	3,625	3,782,361
Total				6,254,231

Chemicals 1.27%

Airgas, Inc.	7.125%	10/1/2018	5,200	5,404,469
Basell Finance Co. BV (Netherlands)†(a)	8.10%	3/15/2027	3,120	3,954,481
CF Industries, Inc.	7.125%	5/1/2020	3,600	4,234,381
Methanex Corp. (Canada)(a)	5.25%	3/1/2022	3,855	4,003,599
Mexichem SAB de CV (Mexico)†(a)	6.75%	9/19/2042	750	703,125
NewMarket Corp.	4.10%	12/15/2022	2,071	1,982,198
Total				20,282,253

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.18%

Hewlett-Packard Co.	6.125%	3/1/2014	$2,743	$2,811,131

Computer Software 0.35%

Autodesk, Inc.	3.60%	12/15/2022	1,000	939,976
Netflix, Inc.†	5.375%	2/1/2021	1,650	1,666,500
SunGard Data Systems, Inc.	7.375%	11/15/2018	2,850	3,042,375
Total				5,648,851

Construction/Homebuilding 0.18%

Empresas ICA SAB de CV (Mexico)†(a)	8.375%	7/24/2017	850	820,250
Odebrecht Finance Ltd.†	7.125%	6/26/2042	2,360	2,065,000
Total				2,885,250

Consumer Products 0.18%

Tupperware Brands Corp.	4.75%	6/1/2021	2,922	2,945,002

Containers 0.52%

Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	4,388	4,124,720
Rock-Tenn Co.	4.90%	3/1/2022	4,050	4,167,810
Total				8,292,530

Data Product, Equipment & Communications 0.28%

Fidelity National Information Services, Inc.	5.00%	3/15/2022	3,000	3,087,891
Total System Services, Inc.	3.75%	6/1/2023	1,529	1,403,582
Total				4,491,473

Electric: Power 2.02%

Astoria Depositor Corp.†	8.144%	5/1/2021	1,250	1,237,500
Black Hills Corp.	9.00%	5/15/2014	3,190	3,357,861
CEZ AS (Czech Republic)†(a)	4.25%	4/3/2022	1,500	1,470,375
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	2,251	2,582,944
Entergy Corp.	5.125%	9/15/2020	6,195	6,416,880
Indiantown Cogeneration LP	9.77%	12/15/2020	2,097	2,307,643
Listrindo Capital BV (Netherlands)†(a)	6.95%	2/21/2019	528	533,280
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	1,465	1,567,550
Perusahaan Listrik Negara PT (Indonesia)†(a)	5.25%	10/24/2042	650	453,375
PPL WEM Holdings plc (United Kingdom)†(a)	5.375%	5/1/2021	6,000	6,467,664

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

Red Oak Power LLC	8.54%	11/30/2019	$1,436	$1,529,591
Texas-New Mexico Power Co.†	9.50%	4/1/2019	3,300	4,323,172
Total				32,247,835

Electric: Utilities 0.21%

Tennessee Valley Authority	3.50%	12/15/2042	4,240	3,406,280

Electrical: Household 0.08%

Energizer Holdings, Inc.	4.70%	5/19/2021	1,303	1,321,923

Electronics 0.18%

Jabil Circuit, Inc.	5.625%	12/15/2020	900	936,000
PerkinElmer, Inc.	5.00%	11/15/2021	1,922	1,974,690
Total				2,910,690

Energy Equipment & Services 0.72%

Alta Wind Holdings LLC†	7.00%	6/30/2035	2,671	2,819,040
Energy Transfer Partners LP	6.625%	10/15/2036	460	496,866
Energy Transfer Partners LP	7.50%	7/1/2038	1,431	1,681,233
Energy Transfer Partners LP	9.00%	4/15/2019	2,000	2,514,914
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	3,850	4,020,906
Total				11,532,959

Engineering & Contracting Services 0.27%

Aeropuertos Argentina 2000 SA (Argentina)†(a)	10.75%	12/1/2020	1,157	1,099,530
AGCO Corp.	5.875%	12/1/2021	450	474,929
URS Corp.†	5.50%	4/1/2022	2,750	2,747,247
Total				4,321,706

Entertainment 0.05%

Seminole Indian Tribe of Florida†	7.75%	10/1/2017	686	731,448

Finance 0.07%

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.375%	10/1/2017	1,008	1,050,840

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Financial Services 1.49%

Associates Corp. of North America	6.95%	11/1/2018		$2,000	$2,350,362
Credit Suisse AG (Guernsey)†(a)	1.625%	3/6/2015		3,390	3,439,680
DTEK Finance plc (United Kingdom)†(a)	7.875%	4/4/2018		600	567,000
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022		1,750	1,702,020
FMR LLC†	7.57%	6/15/2029		1,700	2,130,972
General Electric Capital Corp.	6.75%	3/15/2032		4,538	5,453,070
General Electric Capital Corp.	6.875%	1/10/2039		986	1,199,528
Marsh & McLennan Cos., Inc.	9.25%	4/15/2019		375	483,908
Merrill Lynch & Co., Inc.	5.70%	5/2/2017		2,280	2,482,396
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	8/1/2018		675	685,125
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019		375	405,000
Scottrade Financial Services, Inc.†	6.125%	7/11/2021		3,000	2,891,430
Total					23,790,491

Financial: Miscellaneous 0.40%

Moody’s Corp.	4.875%	2/15/2024		1,325	1,315,415
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018		3,580	3,842,965
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020		1,100	1,158,603
Total					6,316,983

Food 0.89%

Alicorp SAA (Peru)†(a)	3.875%	3/20/2023		900	812,250
Aralco Finance SA (Brazil)†(a)	10.125%	5/7/2020		1,000	850,000
Cencosud SA (Chile)†(a)	4.875%	1/20/2023		2,275	2,097,207
CFG Investment SAC (Peru)†(a)	9.75%	7/30/2019		1,400	1,288,000
Cosan Luxembourg SA (Luxembourg)†(a)	5.00%	3/14/2023		4,000	3,560,000
Flowers Foods, Inc.	4.375%	4/1/2022		500	482,667
Minerva Luxembourg SA (Luxembourg)†(a)	7.75%	1/31/2023		3,200	3,112,000
Raizen Fuels Finance Ltd.†	9.50%	8/15/2014		700	751,100
Tonon Bioenergia SA (Brazil)†(a)	9.25%	1/24/2020		1,400	1,211,000
Total					14,164,224

Food/Beverage 0.08%

BRF SA (Brazil)†(a)	3.95%	5/22/2023		575	492,200
BRF SA (Brazil)†(b)	7.75%	5/22/2018	BRL	2,500	859,197
Total					1,351,397

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming 0.06%

CCM Merger, Inc.†	9.125%	5/1/2019	$858	$900,900

Health Care Products 0.08%

Mallinckrodt International Finance SA†	4.75%	4/15/2023	1,287	1,222,605

Health Care Services 0.21%

Centene Corp.	5.75%	6/1/2017	510	540,600
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	335	353,425
Dignity Health	4.50%	11/1/2042	1,554	1,351,731
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	1,100	1,167,375
Total				3,413,131

Household Equipment/Products 0.15%

Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(a)	4.25%	5/9/2020	1,625	1,344,687
YCC Holdings LLC/Yankee Finance, Inc. PIK	10.25%	2/15/2016	1,090	1,122,711
Total				2,467,398

Household Furnishings 0.08%

Arcelik AS (Turkey)†(a)	5.00%	4/3/2023	1,600	1,316,000

Industrial Products 0.16%

KOC Holding AS (Turkey)†(a)	3.50%	4/24/2020	1,000	832,500
Mueller Water Products, Inc.	7.375%	6/1/2017	1,673	1,721,099
Total				2,553,599

Insurance 0.79%

CNO Financial Group, Inc.†	6.375%	10/1/2020	1,026	1,077,300
Fidelity National Financial, Inc.	6.60%	5/15/2017	2,250	2,467,321
Markel Corp.	7.125%	9/30/2019	4,220	5,049,188
Trinity Acquisition plc (United Kingdom)(a)	6.125%	8/15/2043	1,165	1,143,792
Willis North America, Inc.	7.00%	9/29/2019	2,555	2,956,470
Total				12,694,071

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Investment Management Companies 0.42%

Lazard Group LLC	6.85%	6/15/2017	$1,000	$1,129,891
Lazard Group LLC	7.125%	5/15/2015	4,130	4,484,482
Oaktree Capital Management LP†	6.75%	12/2/2019	900	1,035,308
Total				6,649,681

Leasing 0.07%

Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.875%	7/11/2022	1,189	1,197,504

Leisure 0.70%

Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	3,957	4,779,728
Easton-Bell Sports, Inc.	9.75%	12/1/2016	2,994	3,184,867
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	3,050	3,263,500
Total				11,228,095

Lodging 0.50%

Host Hotels & Resorts LP	5.25%	3/15/2022	2,850	2,938,022
Hyatt Hotels Corp.†	6.875%	8/15/2019	3,333	3,840,336
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	1,225	1,169,875
Total				7,948,233

Machinery: Agricultural 0.56%

Camposol SA (Peru)†(a)	9.875%	2/2/2017	744	766,320
Lorillard Tobacco Co.	8.125%	6/23/2019	2,322	2,799,547
Lorillard Tobacco Co.	8.125%	5/1/2040	2,134	2,433,223
MHP SA (Ukraine)†(a)	8.25%	4/2/2020	2,915	2,587,063
MHP SA (Ukraine)†(a)	10.25%	4/29/2015	400	420,004
Total				9,006,157

Machinery: Oil Well Equipment & Services 0.20%

Pride International, Inc.	8.50%	6/15/2019	2,500	3,164,635

Manufacturing 0.30%

Hillenbrand, Inc.	5.50%	7/15/2020	3,900	4,133,906
J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022	550	580,250
Total				4,714,156

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media 1.26%

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	5.00%	3/1/2021	$2,751	$2,815,811
Globo Comunicacao e Participacoes SA (Brazil)†(a)	4.875%	4/11/2022	3,825	3,681,562
Globo Comunicacao e Participacoes SA (Brazil) (7.25% after 5/11/2017)†~(a)	5.307%	5/11/2022	5,050	4,949,000
Interpublic Group of Cos., Inc. (The)	4.00%	3/15/2022	2,305	2,212,390
NET Servicos de Comunicacao SA (Brazil)(a)	7.50%	1/27/2020	1,400	1,519,000
News America, Inc.	6.20%	12/15/2034	1,325	1,426,441
News America, Inc.	6.90%	8/15/2039	1,577	1,843,619
Videotron Ltee (Canada)(a)	6.375%	12/15/2015	643	652,645
Videotron Ltee (Canada)(a)	9.125%	4/15/2018	945	993,431
Total				20,093,899

Metal Fabricating 0.06%

Severstal Columbus LLC	10.25%	2/15/2018	850	905,250

Metals & Minerals: Miscellaneous 0.74%

Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2019	5,483	6,821,000
AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%	4/15/2040	596	452,738
Barrick Gold Corp. (Canada)†(a)	4.10%	5/1/2023	1,403	1,235,674
Barrick North America Finance LLC	4.40%	5/30/2021	1,626	1,521,801
Compass Minerals International, Inc.	8.00%	6/1/2019	879	944,925
KGHM International Ltd. (Canada)†(a)	7.75%	6/15/2019	829	851,797
Total				11,827,935

Natural Gas 0.43%

SourceGas LLC†	5.90%	4/1/2017	3,984	4,207,176
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	2,015	2,682,114
Total				6,889,290

Oil 2.36%

Afren plc (United Kingdom)†(a)	10.25%	4/8/2019	2,600	2,964,000
Alliance Oil Co. Ltd. (Russia)†(a)	7.00%	5/4/2020	2,850	2,857,125
Antero Resources Finance Corp.	7.25%	8/1/2019	611	644,605

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Oil (continued)

BreitBurn Energy Partners LP/BreitBurn Finance Corp.	7.875%	4/15/2022	$1,325		$1,318,375
Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	5,600		6,744,102
Chaparral Energy, Inc.	7.625%	11/15/2022	685		690,138
Chaparral Energy, Inc.	8.25%	9/1/2021	700		733,250
Concho Resources, Inc.	5.50%	4/1/2023	1,100		1,072,500
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	2,193		2,291,685
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	645		709,500
LUKOIL International Finance BV (Netherlands)†(a)	6.375%	11/5/2014	—	(c)	113
McMoRan Exploration Co.	11.875%	11/15/2014	793		809,763
MEG Energy Corp. (Canada)†(a)	6.375%	1/30/2023	1,150		1,152,875
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	642		656,445
Petroleos de Venezuela SA (Venezuela)(a)	5.25%	4/12/2017	2,771		2,202,945
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	9.75%	8/14/2019	1,000		1,237,500
SEACOR Holdings, Inc.	7.375%	10/1/2019	3,732		3,896,749
SM Energy Co.	6.50%	1/1/2023	385		398,475
Valero Energy Corp.	10.50%	3/15/2039	910		1,352,849
Woodside Finance Ltd. (Australia)†(a)	8.75%	3/1/2019	4,750		6,017,428
Total					37,750,422

Oil: Crude Producers 1.37%

Enbridge Energy Partners LP	9.875%	3/1/2019	3,221		4,204,088
Enterprise Products Operating LLC	7.55%	4/15/2038	1,269		1,638,005
Kerr-McGee Corp.	7.125%	10/15/2027	1,250		1,489,207
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	858		934,667
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	5,118		5,316,989
OGX Austria GmbH (Austria)†(a)	8.50%	6/1/2018	1,730		328,700
Pacific Rubiales Energy Corp. (Canada)†(a)	5.125%	3/28/2023	3,150		2,803,500
Plains Exploration & Production Co.	6.125%	6/15/2019	2,050		2,165,729
Plains Exploration & Production Co.	6.75%	2/1/2022	436		464,309
Regency Energy Partners LP/Regency Energy Finance Corp.†	4.50%	11/1/2023	245		219,888
Regency Energy Partners LP/Regency Energy Finance Corp.	6.875%	12/1/2018	583		628,182
Ruby Pipeline LLC†	6.00%	4/1/2022	1,550		1,660,149
Total					21,853,413

Oil: Integrated Domestic 0.33%

Kinder Morgan Energy Partners LP	7.40%	3/15/2031	775		924,626
Rowan Cos., Inc.	7.875%	8/1/2019	3,679		4,421,529
Total					5,346,155

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated International 1.36%

ENI SpA (Italy)†(a)	5.70%	10/1/2040	$7,400	$7,058,645
Petrobras International Finance Co. (Brazil)(a)	6.875%	1/20/2040	1,298	1,238,728
Petrohawk Energy Corp.	6.25%	6/1/2019	500	550,625
Petrohawk Energy Corp.	7.25%	8/15/2018	3,419	3,725,001
Petrohawk Energy Corp.	10.50%	8/1/2014	1,180	1,231,684
Transocean, Inc.	6.375%	12/15/2021	2,002	2,211,657
Weatherford International Ltd.	4.50%	4/15/2022	331	323,498
Weatherford International Ltd.	9.625%	3/1/2019	882	1,110,812
Weatherford International Ltd.	9.875%	3/1/2039	3,212	4,351,091
Total				21,801,741

Paper & Forest Products 0.60%

Georgia-Pacific LLC	8.875%	5/15/2031	4,117	5,675,498
Plum Creek Timberlands LP	4.70%	3/15/2021	3,850	3,967,044
Total				9,642,542

Plastics 0.08%

Plastipak Holdings, Inc.†	10.625%	8/15/2019	1,125	1,243,125

Real Estate Investment Trusts 0.96%

American Tower Corp.	5.05%	9/1/2020	4,500	4,670,451
Corrections Corp. of America	4.125%	4/1/2020	316	298,620
Country Garden Holdings Co. Ltd. (China)†(a)	7.50%	1/10/2023	900	832,500
Country Garden Holdings Co. Ltd. (China)†(a)	11.125%	2/23/2018	350	389,200
Country Garden Holdings Co. Ltd. (China)†(a)	11.25%	4/22/2017	450	493,312
EPR Properties	5.25%	7/15/2023	1,500	1,446,742
EPR Properties	7.75%	7/15/2020	3,054	3,457,452
Goodman Funding Pty Ltd. (Australia)†(a)	6.375%	11/12/2020	1,760	1,932,352
Kilroy Realty LP	6.625%	6/1/2020	517	586,501
Weyerhaeuser Co.	7.375%	10/1/2019	968	1,165,540
Total				15,272,670

Retail 0.76%

CDR DB Sub, Inc.†	7.75%	10/15/2020	1,385	1,402,312
Family Dollar Stores, Inc.	5.00%	2/1/2021	1,958	2,009,801
QVC, Inc.†	7.375%	10/15/2020	8,000	8,696,640
Total				12,108,753

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Savings & Loan 0.34%

First Niagara Financial Group, Inc.	7.25%	12/15/2021	$4,670	$5,373,241

Security Services 0.18%

ADT Corp. (The)	4.125%	6/15/2023	3,237	2,811,367

Steel 1.14%

Allegheny Ludlum Corp.	6.95%	12/15/2025	1,000	1,018,537
Allegheny Technologies, Inc.	5.875%	8/15/2023	775	752,781
Allegheny Technologies, Inc.	9.375%	6/1/2019	5,585	6,621,090
Glencore Funding LLC†	2.50%	1/15/2019	2,125	1,933,739
Metalloinvest Finance Ltd. (Ireland)†(a)	5.625%	4/17/2020	2,300	2,162,000
Metinvest BV (Netherlands)†(a)	8.75%	2/14/2018	775	736,250
Severstal OAO Via Steel Capital SA (Luxembourg)†(a)	4.45%	3/19/2018	1,200	1,155,000
Usiminas Commercial Ltd. (Brazil)†(a)	7.25%	1/18/2018	250	262,500
Valmont Industries, Inc.	6.625%	4/20/2020	3,151	3,535,674
Total				18,177,571

Telecommunications 0.60%

Millicom International Cellular SA (Luxembourg)†(a)	4.75%	5/22/2020	2,500	2,371,875
MTS International Funding Ltd. (Ireland)†(a)	5.00%	5/30/2023	1,500	1,342,500
Qwest Communications International, Inc.	7.125%	4/1/2018	275	286,172
Telefonica Celular del Paraguay SA (Paraguay)†(a)	6.75%	12/13/2022	1,625	1,620,937
Telemovil Finance Co., Ltd. (El Salvador)†(a)	8.00%	10/1/2017	1,500	1,582,500
VimpelCom Holdings BV (Netherlands)†(a)	5.95%	2/13/2023	2,600	2,338,362
Total				9,542,346

Tobacco 0.25%

Altria Group, Inc.	9.95%	11/10/2038	2,700	4,004,875

Transportation: Miscellaneous 0.87%

Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875%	1/15/2017	1,000	1,070,000
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(a)	5.875%	8/12/2020	2,400	2,295,000
Transportadora de Gas del Sur SA (Argentina)†(a)	7.875%	5/14/2017	1,479	1,345,890
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	8,940	9,233,223
Total				13,944,113

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Utilities 0.50%

Public Service Co. of New Mexico	7.95%	5/15/2018		$3,533	$4,217,607
Williams Cos., Inc. (The)	8.75%	3/15/2032		2,964	3,691,090
Total					7,908,697
Total Corporate Bonds (cost $601,038,128)					598,423,681

FOREIGN BONDS(b) 0.15%

Croatia 0.02%

Agrokor dd†	9.875%	5/1/2019	EUR	175	256,731

Mexico 0.13%

Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%	6/10/2028	MXN	31,250	2,070,197
Total Foreign Bonds (cost $2,746,536)					2,326,928

FOREIGN GOVERNMENT OBLIGATIONS 2.51%

Angola 0.10%

Republic of Angola(a)	7.00%	8/16/2019		$1,500	1,595,625

Argentina 0.21%

City of Buenos Aires†(a)	9.95%	3/1/2017		800	728,000
Provincia de Buenos Aires†(a)	10.875%	1/26/2021		960	700,800
Provincia de Buenos Aires†(a)	11.75%	10/5/2015		1,205	1,066,425
Provincia de Neuquen†(a)	7.875%	4/26/2021		470	427,700
Republic of Argentina(a)	8.28%	12/31/2033		612	358,032
Total					3,280,957

Aruba 0.03%

Aruba Government†(a)	4.625%	9/14/2023		500	468,750

Bahamas 0.14%

Commonwealth of Bahamas†(a)	6.95%	11/20/2029		1,943	2,171,887

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Bermuda 0.25%

Bermuda Government†	4.138%	1/3/2023	$2,000	$1,925,000
Bermuda Government†	5.603%	7/20/2020	1,950	2,093,813
Total				4,018,813

Bolivia 0.11%

Bolivia Government†(a)	5.95%	8/22/2023	1,900	1,814,500

Brazil 0.16%

Federal Republic of Brazil†(a)	5.333%	2/15/2028	2,000	1,880,000
Federal Republic of Brazil(a)	8.25%	1/20/2034	600	759,900
Total				2,639,900

Cayman Islands 0.15%

Cayman Islands Government†	5.95%	11/24/2019	2,120	2,356,287

Costa Rica 0.04%

Costa Rica Government†(a)	5.625%	4/30/2043	750	637,500

Dominican Republic 0.10%

Dominican Republic†(a)	9.04%	1/23/2018	1,413	1,550,288

Ghana 0.16%

Republic of Ghana†(a)	7.875%	8/7/2023	2,700	2,619,000

Indonesia 0.18%

Perusahaan Penerbit SBSN†(a)	3.30%	11/21/2022	1,700	1,313,250
Perusahaan Penerbit SBSN†(a)	4.00%	11/21/2018	1,700	1,598,000
Total				2,911,250

Mexico 0.03%

United Mexican States(a)	5.95%	3/19/2019	400	459,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Mongolia 0.09%

Mongolia Government International Bond†(a)	5.125%	12/5/2022	$1,700	$1,377,000

Nigeria 0.04%

Republic of Nigeria†(a)	5.125%	7/12/2018	700	707,000

Panama 0.03%

Republic of Panama(a)	4.30%	4/29/2053	550	412,500

Philippines 0.15%

Republic of Philippines(a)	7.50%	9/25/2024	1,979	2,434,170

Russia 0.15%

Russia Eurobonds†(a)	3.625%	4/29/2015	2,310	2,408,175

Tanzania 0.08%

United Republic of Tanzania(a)	6.45%#	3/9/2020	1,250	1,275,000

Turkey 0.20%

Republic of Turkey(a)	5.625%	3/30/2021	3,124	3,148,211

Uruguay 0.01%

Republic of Uruguay(a)	4.50%	8/14/2024	154	148,610

Venezuela 0.10%

Republic of Venezuela(a)	9.375%	1/13/2034	2,089	1,629,420
Total Foreign Government Obligations (cost $41,942,343)				40,063,843

GOVERNMENT SPONSORED ENTERPRISES BONDS 2.68%

Federal Home Loan Mortgage Corp.	2.375%	1/13/2022	35,159	33,786,182
Federal National Mortgage Assoc.	1.875%	9/18/2018	9,000	9,008,199
Total Government Sponsored Enterprises Bonds (cost $43,036,933)				42,794,381

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 23.66%

Federal Home Loan Mortgage Corp.(d)	3.00%	TBA	$45,000	$45,928,123
Federal Home Loan Mortgage Corp.(d)	3.50%	TBA	27,420	27,337,526
Federal Home Loan Mortgage Corp.	5.00%	6/1/2026	9,449	10,201,468
Federal National Mortgage Assoc.(d)	3.50%	TBA	30,000	30,000,000
Federal National Mortgage Assoc.(d)	4.50%	TBA	15,900	16,757,731
Federal National Mortgage Assoc.	4.50%	11/1/2018	7,784	8,264,788
Federal National Mortgage Assoc.	5.50%	9/1/2034 - 9/1/2038	43,153	47,186,496
Federal National Mortgage Assoc.(d)	5.50%	TBA	117,200	127,345,148
Federal National Mortgage Assoc.	6.00%	10/1/2038	11,219	12,330,829
Government National Mortgage Assoc.(d)	3.50%	TBA	17,000	17,172,657
Government National Mortgage Assoc. (d)	4.00%	TBA	34,000	35,327,487
Total Government Sponsored Enterprises Pass-Throughs (cost $376,838,340)				377,852,253

MUNICIPAL BONDS 1.79%

Education 0.07%

University of California Brd	6.27%	5/15/2031	1,000	1,076,010

Electric Revenue Bonds 0.06%

American Municipal Power, Inc.	7.834%	2/15/2041	750	938,497

Other Revenue 0.88%

Dallas Convention Center Hotel	7.088%	1/1/2042	1,477	1,698,816
Nashville & Davidson Cnty, TN	6.731%	7/1/2043	3,075	3,426,841
San Diego Cnty Regl Arpt Auth	6.628%	7/1/2040	3,050	3,320,901
Southern California Metro Wtr	6.538%	7/1/2039	2,935	3,206,752
Southern California Metro Wtr	6.947%	7/1/2040	450	510,080
Univ of Massachusetts Bldg Auth	6.573%	5/1/2039	1,650	1,841,664
Total				14,005,054

Transportation 0.54%

Chicago, IL	6.845%	1/1/2038	2,450	2,639,973
Clark Cnty Arpt Dept of Avia	6.881%	7/1/2042	3,000	3,244,950
Metropolitan Washington Arpt	7.462%	10/1/2046	2,500	2,831,200
Total				8,716,123

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Utilities 0.24%

Los Angeles Dept Wtr & Pwr, CA	7.003%	7/1/2041	$535	$587,821
Municipal Elec Auth of Georgia	7.055%	4/1/2057	1,165	1,132,811
New York City Wtr & Swr Sys	5.79%	6/15/2041	500	533,670
San Francisco Pub Util Comm, CA	6.00%	11/1/2040	650	712,211
San Francisco Pub Util Comm, CA	6.00%	11/1/2040	800	896,240
Total				3,862,753
Total Municipal Bonds (cost $28,551,329)				28,598,437

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.12%

7 WTC Depositor LLC Trust 2012-7WTC B†	5.965%	3/13/2031	3,465	3,558,688
Banc of America Funding Corp. 2007-6 A1	0.474%#	7/25/2037	904	736,459
Bear Stearns ALT-A Trust 2004-8 1A	0.89%#	9/25/2034	3,443	3,287,487
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.364%#	6/15/2022	3,765	3,745,902
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%	3/10/2031	7,557	6,547,934
Credit Suisse Mortgage Capital Certificates 2013-TH1 A1†	2.13%	2/25/2043	3,051	2,891,874
Granite Master Issuer plc 2006-3 A3 (United Kingdom)(a)	0.264%#	12/20/2054	1,942	1,908,545
Granite Master Issuer plc 2007-1 4A1 (United Kingdom)(a)	0.404%#	12/20/2054	4,695	4,613,359
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%	7/10/2039	1,162	1,169,622
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	1,381	1,390,997
Holmes Master Issuer plc 2010-1A A2 (United Kingdom)†(a)	1.668%#	10/15/2054	1,750	1,758,729
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	427	426,605
JPMorgan Chase Commercial Mortgage Securities Corp. 2009-RR1 A4B†	5.709%#	3/18/2051	4,870	5,398,687
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%	11/15/2038	2,780	2,959,307
MASTR Asset Securitization Trust 2006-3 1A3	6.00%	10/25/2036	876	833,852
MASTR Asset Securitization Trust 2006-3 1A8	6.00%	10/25/2036	806	778,302
Merrill Lynch Floating Trust 2008-LAQA A1†	0.723%#	7/9/2021	5,062	5,052,216
Merrill Lynch Mortgage Investors, Inc. 2006-AF2 AF1	6.25%	10/25/2036	2,426	2,213,426
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%	9/12/2042	17	16,709
Merrill Lynch Mortgage Trust 2007-C1 A2FL†	0.495%#	6/12/2050	883	874,244
RBSCF Trust 2010-RR3 MS4C†	4.97%	4/16/2040	3,393	3,502,502
Sequoia Mortgage Trust 2012-3 A1	3.50%	7/25/2042	935	897,679
Sequoia Mortgage Trust 2012-4 A3	2.069%	9/25/2042	1,326	1,245,950
Sequoia Mortgage Trust 2012-5 A	2.50%	11/25/2042	868	839,233
Sequoia Mortgage Trust 2012-6 A2	1.808%	12/25/2042	3,164	2,961,863

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sequoia Mortgage Trust 2013-1 2A1	1.855%	2/25/2043	$1,464	$1,280,432
Sequoia Mortgage Trust 2013-2 A1	1.874%	2/25/2043	2,766	2,417,247
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%	12/25/2059	2,625	2,606,830
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%	6/25/2058	1,787	1,761,298
UBS-BAMLL Trust 2012-WRM E†	4.379%#	6/10/2030	3,905	3,232,725
VNO Mortgage Trust 2012-6AVE E†	3.448%#	11/15/2030	3,750	3,146,559
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%	12/15/2043	1,002	1,001,464
Wells Fargo Commercial Mortgage Trust 2013-120B D†	2.80%#	3/18/2028	7,704	6,727,010
Total Non-Agency Commercial Mortgage-Backed Securities (cost $84,023,131)				81,783,736

U.S. TREASURY OBLIGATIONS 22.18%

U.S. Treasury Bond	2.875%	5/15/2043	65,242	55,547,430
U.S. Treasury Note	0.25%	4/15/2016	62,407	61,814,633
U.S. Treasury Note	0.375%	3/15/2015	133,450	133,645,504
U.S. Treasury Note	1.375%	7/31/2018	90,262	89,408,753
U.S. Treasury Note	2.50%	8/15/2023	14,212	13,906,670
Total U.S. Treasury Obligations (cost $355,366,278)				354,322,990
Total Long-Term Investments (cost $1,731,879,271)				1,724,552,125

SHORT-TERM INVESTMENTS 11.57%

U.S. TREASURY OBLIGATION 2.94%

U.S. Treasury Note (cost $47,002,980)	0.125%	12/31/2013	47,000	47,010,998

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2013

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 8.63%

Repurchase Agreement dated 8/30/2013, Zero Coupon due 9/3/2013 with Fixed Income Clearing Corp. collateralized by $12,370,000 of Federal Home Loan Bank at 5.375% due 5/18/2016; $67,850,000 of U.S. Treasury Note at 5.125% due 5/15/2016 and $50,000,000 of U.S. Treasury Note at 0.25% due 5/15/2016; value: $140,580,625; proceeds: $137,821,290 (cost $137,821,290)	$137,821	$137,821,290

Total Short-Term Investments (cost $184,824,270)		184,832,288

Total Investments in Securities 119.54% (cost $1,916,703,541)		1,909,384,413

Liabilities in Excess of Cash & Other Assets(e) (19.54%)		(312,056,129)

Net Assets 100.00%		$1,597,328,284

PIK	Payment-in-kind.
BRL	Brazilian real.
EUR	euro.
MXN	Mexican peso.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2013.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Amount is less than $1,000.
(d)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(e)	Liabilities in Excess of Cash & Other Assets include net unrealized appreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2013

Open Forward Foreign Currency Exchange Contracts at August 31, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Brazilian real	Sell	Goldman Sachs	11/18/2013	2,185,000	$929,392	$900,686	$28,706
euro	Sell	Morgan Stanley	9/20/2013	195,000	261,200	257,735	3,465
Mexican peso	Sell	Barclays Bank plc	11/29/2013	29,400,000	2,243,807	2,183,883	59,924
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$92,095

The following is a summary of the inputs used as of August 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$198,385,876	$—	$198,385,876
Corporate Bonds	—	598,423,681	—	598,423,681
Foreign Bonds	—	2,326,928	—	2,326,928
Foreign Government Obligations	—	40,063,843	—	40,063,843
Government Sponsored Enterprises Bonds	—	42,794,381	—	42,794,381
Government Sponsored Enterprises Pass-Throughs	—	377,852,253	—	377,852,253
Municipal Bonds	—	28,598,437	—	28,598,437
Non-Agency Commercial Mortgage-Backed Securities	—	81,783,736	—	81,783,736
U.S. Treasury Obligations	—	401,333,988	—	401,333,988
Repurchase Agreement	—	137,821,290	—	137,821,290
Total	$—	$1,909,384,413	$—	$1,909,384,413
Other Financial Instruments
Forward Currency Exchange Contracts
Assets	$—	$92,095	$—	$92,095
Liabilities	—	—	—	—
Total	$—	$92,095	$—	$92,095

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no levels transfers during the period ended August 31, 2013.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of the following twelve funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Balanced Strategy Fund (“Balanced Strategy Fund”), Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Diversified Equity Strategy Fund (“Diversified Equity Strategy Fund”), Lord Abbett Diversified Income Strategy Fund (“Diversified Income Strategy Fund”), Lord Abbett Floating Rate Fund (“Floating Rate Fund”), Lord Abbett Growth & Income Strategy Fund (“Growth & Income Strategy Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Fund (“Income Fund”), Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”), Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”) and Lord Abbett Total Return Fund (“Total Return Fund”).

Balanced Strategy Fund’s investment objective is to seek current income and capital growth. Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Each of Core Fixed Income Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Diversified Equity Strategy Fund’s investment objective is to seek capital appreciation. Each of Diversified Income Strategy Fund’s and Floating Rate Fund’s investment objective is to seek a high level of current income. Growth & Income Strategy Fund’s investment objective is to seek long-term capital appreciation and growth of income. High Yield Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Inflation Focused Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle. As a secondary objective, each Fund seeks current income. Each of Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund invest principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Swaps are valued daily using independent pricing services or quotations from broker/dealer to the extent available. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Notes to Schedule of Investments (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions- The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates. As of August 31, 2013, only Convertible Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund, and Total Return Fund had open forward foreign currency exchange contracts.

(e)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of August 31, 2013, only Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, and Short Duration Income Fund had open futures contracts.

(f)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)	Mortgage Dollar Rolls-Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(h)	Commercial Paper-Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

Notes to Schedule of Investments (unaudited)(continued)

(i)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(j)	Floating Rate Loans-Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of August 31, 2013, the Funds had the following unfunded loan commitments:

Security Name	Fund Name
	Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund	Short Duration Income Fund
Alinta Energy Finance Pty Ltd. Delayed Draw Term Loan	$1,596,491	$—	$—	$—	$—
Altice Financing SA Term Loan	2,432,716	—	—	—	—
Diamond Foods, Inc. Revolver Loan	1,330,469	936,780	134,118	21,176	1,696,823
Media General, Inc. Term Loan B	20,000,000	—	—	—	—
Tenet Healthcare Corp. Bridge Facility	—	24,000,000	2,000,000	1,000,000	29,000,000
Total	$25,359,676	$24,936,780	$2,134,118	$1,021,176	$30,696,823

(k)	Inflation-Linked Derivatives-The Inflation Focused Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Agreements (“CPI swaps”). A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted.

(l)	Credit Default Swaps-Core Fixed Income Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

Notes to Schedule of Investments (unaudited)(continued)

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, Inflation Focused Fund and Short Duration Income Fund entered into credit default swaps based on CMBX indices, which are comprised of commercial mortgage-backed securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

(m)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Notes to Schedule of Investments (unaudited)(continued)

A summary of inputs used in valuing each Fund’s investment as of August 31, 2013 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the nine months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(n)	Disclosures about Derivative Instruments and Hedging Activities-Convertible Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund entered into forward foreign currency exchange contracts for the period ended August 31, 2013 (as described in note 2(d)). A forward foreign currency exchange contract reduces the Funds’ exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Funds’ returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund entered into U.S. Treasury futures contracts for the period ended August 31, 2013 (as described in note 2(e)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Inflation Focused Fund entered into CPI swaps for the period ended August 31, 2013 (as described in note 2(k)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swaps.

Inflation Focused Fund and Short Duration Income Fund entered into credit default swaps for the period ended August 31, 2013 (as described in note 2(l)) for investment purposes to hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

As of August 31, 2013, the Convertible Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Funds use derivative instruments:

	Convertible Fund		Floating Rate Fund
Asset Derivatives	Forward Foreign Currency Exchange Contracts	Fair Value	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value
Forward Foreign Currency Exchange Contracts	$—	$—	$—	$390,058	$390,058
Futures Contracts	—	—	—	—	—
Total	$—	$—	$—	$390,058	$390,058
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$22,779	$22,779	$—	$155,787	$155,787
Futures Contracts	—	—	164,080	—	164,080
Total	$22,779	$22,779	$164,080	$155,787	$319,867

Notes to Schedule of Investments (unaudited)(continued)

	High Yield Fund			Income Fund
Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value
Forward Foreign Currency Exchange Contracts	$—	$1,544,221	$1,544,221	$—	$1,581,759	$1,581,759
Futures Contracts	—	—	—	656,608	—	656,608
Total	$—	$1,544,221	$1,544,221	$656,608	$1,581,759	$2,238,367
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$—	$512,806	$512,806	$—	$8,904,756	$8,904,756
Futures Contracts	269,144	—	269,144	1,947,278	—	1,947,278
Total	$269,144	$512,806	$781,950	$1,947,278	$8,904,756	$10,852,034

	Inflation Focused Fund
Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Inflation Linked Contracts	Credit Contracts	Fair Value
CPI Swaps	$—	$—	$471,092	$—	$471,092
Credit Default Swaps	—	—	—	103,666	103,666
Forward Foreign Currency Exchange Contracts	—	63,703	—	—	63,703
Futures Contracts	80,295	—	—	—	80,295
Total	$80,295	$63,703	$471,092	$103,666	$718,756
Liability Derivatives
CPI Swaps	$—	$—	$34,330,684	$—	$34,330,684
Credit Default Swaps	—	—	—	533	533
Forward Foreign Currency Exchange Contracts	—	37,812	—	—	37,812
Futures Contracts	247,995	—	—	—	247,995
Total	$247,995	$37,812	$34,330,684	$533	$34,617,024

Notes to Schedule of Investments (unaudited)(continued)

	Short Duration Income Fund				Total Return Fund
Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Credit Contracts	Fair Value	Interest Rate Contracts	Fair Value
Credit Default Swaps	$—	$—	$6,686,161	$6,686,161	$—	$—
Forward Foreign Currency Exchange Contracts	—	2,081,258	—	2,081,258	92,095	92,095
Futures Contracts	2,653,953	—	—	2,653,953	—	—
Total	$2,653,953	$2,081,258	$6,686,161	$11,421,372	$92,095	$92,095
Liability Derivatives
Credit Default Swaps	$—	$—	$36,862	$36,862	$—	$—
Forward Foreign Currency Exchange Contracts	—	1,490,197	—	1,490,197	—	—
Futures Contracts	8,056,209	—	—	8,056,209	—	—
Total	$8,056,209	$1,490,197	$36,862	$9,583,268	$—	$—

3. FEDERAL TAX INFORMATION

As of August 31, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Balanced Strategy Fund	Convertible Fund	Core Fixed Income Fund
Tax cost	$1,529,077,410	$476,791,522	$1,594,879,813
Gross unrealized gain	135,638,647	33,317,695	9,256,160
Gross unrealized loss	(11,789,984)	(7,893,112)	(22,803,252)
Net unrealized security gain (loss)	$123,848,663	$25,424,583	$(13,547,092)

	Diversified Equity Strategy Fund	Diversified Income Strategy Fund	Floating Rate Fund
Tax cost	$185,627,490	$1,003,509,176	$8,050,297,500
Gross unrealized gain	43,897,575	18,832,817	44,059,062
Gross unrealized loss	—	(9,913,473)	(31,509,333)
Net unrealized security gain	$43,897,575	$8,919,344	$12,549,729

	Growth & Income Strategy Fund	High Yield Fund	Income Fund
Tax cost	$837,063,760	$2,469,102,666	$2,036,949,651
Gross unrealized gain	68,276,708	58,445,463	32,276,514
Gross unrealized loss	(2,117,588)	(43,274,823)	(63,560,282)
Net unrealized security gain (loss)	$66,159,120	$15,170,640	$(31,283,768)

	Inflation Focused Fund	Short Duration Income Fund	Total Return Fund
Tax cost	$987,727,892	$32,946,014,253	$1,924,814,372
Gross unrealized gain	3,136,010	215,493,491	22,200,676
Gross unrealized loss	(15,416,327)	(567,423,056)	(37,630,635)
Net unrealized security loss	$(12,280,317)	$(351,929,565)	$(15,429,959)

Notes to Schedule of Investments (unaudited)(continued)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization of premium, certain securities, certain distributions received and wash sales.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period ended August 31, 2013:

Balanced Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2012	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2013	Fair Value at 8/31/2013	Net Realized Gain (Loss) 12/1/2012 to 8/31/2013		Dividend Income 12/1/2012 to 8/31/2013
Lord Abbett Affiliated Fund, Inc. - Class I	16,733,329	838,611	(14,076,078)	3,495,862	$49,256,700	$37,295,112		$1,993,149
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund, Inc. - Class I	1,170,458	5,732,472	—	6,902,930	142,821,627	—		—
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund, Inc. - Class I	6,049,385	2,030,489	—	8,079,874	164,991,025	—		228,062
Lord Abbett Investment Trust - Convertible Fund - Class I	14,422,788	1,430,608	(788,730)	15,064,666	190,869,319	1,346,448		3,772,366
Lord Abbett Investment Trust - Core Fixed Income Fund - Class I	—	8,180,852	(1,390,280)	6,790,572	72,591,212	45,511	(a)	645,908
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	20,976,493	4,019,978	(2,114,142)	22,882,329	138,895,738	(418,831)		3,027,800
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	709,497	110	(709,607)	—	—	61,552	(b)	—
Lord Abbett Investment Trust - High Yield Fund - Class I	36,296,574	7,262,192	(6,300,438)	37,258,328	293,595,624	10,000,465	(c)	14,923,474
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	27,361,815	4,764,160	(1,134,537)	30,991,438	255,059,538	(1,500,520)		7,280,950
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	12,692,230	1,765,499	(2,318,840)	12,138,889	251,760,559	6,437,209		2,316,045
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	11,751,292	19,570,303	(10,866,776)	20,454,819	92,864,877	(56,510	)(d)	2,162,853
Total					$1,652,706,219	$53,210,436		$36,350,607

(a)	Includes $230,351 of distributed capital gains.
(b)	Includes $2,301 of distributed capital gains.
(c)	Includes $6,246,848 of distributed capital gains.
(d)	Includes $16,346 of distributed capital gains.

Notes to Schedule of Investments (unaudited)(continued)

Diversified Equity Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2012	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2013	Fair Value at 8/31/2013	Net Realized Gain (Loss) 12/1/2012 to 8/31/2013		Dividend Income 12/1/2012 to 8/31/2013
Lord Abbett Affiliated Fund, Inc. - Class I	2,274,554	1,091,588	(100,077)	3,266,065	$46,018,861	$25,394		$463,803
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I	1,172,259	110,389	(1,282,648)	—	—	9,895,073		568,139
Lord Abbett Developing Growth Fund, Inc. – Class I	417,049	31,344	(50,020)	398,373	11,612,572	455,831		—
Lord Abbett Securities Trust – Fundamental Equity Fund - Class I	1,385,875	829,260	(52,357)	2,162,778	34,344,910	119,447		—
Lord Abbett Securities Trust - Growth Leaders Fund - Class I	—	1,864,616	(103,970)	1,760,646	34,543,878	446,165		—
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	883,512	542,525	(36,154)	1,389,883	34,566,390	120,830	(a)	—
Lord Abbett Securities Trust - International Core Equity Fund - Class I	1,841,857	392,918	(102,167)	2,132,608	27,105,443	445,882		548,889
Lord Abbett Securities Trust - International Opportunities Fund - Class I	1,071,332	200,318	(85,223)	1,186,427	18,342,161	516,746		321,216
Lord Abbett Stock Appreciation Fund - Class I	2,840,941	105,375	(2,946,316)	—	—	—		—
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	1,098,101	87,636	(49,067)	1,136,670	22,790,236	272,018		—
Total					$229,324,451	$12,297,386		$1,902,047

(a)	Includes $3,446 of distributed capital gains.

Notes to Schedule of Investments (unaudited)(continued)

Diversified Income Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2012	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2013	Fair Value at 8/31/2013	Net Realized Gain (Loss) 12/1/2012 to 8/31/2013		Dividend Income 12/1/2012 to 8/31/2013
Lord Abbett Affiliated Fund, Inc. - Class I	1,069,102	362,624	(1,076,913)	354,813	$4,999,312	$1,703,449		$95,494
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund - Class I	357,389	—	—	357,389	7,394,380	—		—
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund, - Class I	288,872	2,028,807	—	2,317,679	47,327,013	—		10,891
Lord Abbett Investment Trust - Convertible Fund - Class I	7,485,650	3,673,172	(1,499,990)	9,658,832	122,377,407	2,159,799		1,976,820
Lord Abbett Investment Trust – Core Fixed Income Fund - Class I	—	5,094,969	(749,312)	4,345,657	46,455,075	20,929	(a)	339,737
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	10,631,458	5,712,763	(2,428,392)	13,915,829	84,469,079	(586,580)		1,572,810
Lord Abbett Investment Trust - High Yield Fund - Class I	23,875,945	15,016,283	(3,279,417)	35,612,811	280,628,954	6,806,901	(b)	11,361,790
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	8,523,363	4,918,204	(788,607)	12,652,960	104,133,861	1,033,975		2,533,252
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	3,683,707	1,967,190	(2,816,864)	2,834,033	58,777,845	16,231,902		675,455
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	29,362,130	32,277,230	(6,051,352)	55,588,008	252,369,557	511,349	(c)	5,367,496
Total					$1,008,932,483	$27,881,724		$23,933,745

(a)	Includes $104,260 of distributed capital gains.
(b)	Includes $4,227,712 of distributed capital gains.
(c)	Includes $41,226 of distributed capital gains.

Notes to Schedule of Investments (unaudited)(continued)

Growth & Income Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2012	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2013	Fair Value at 8/31/2013	Net Realized Gain (Loss) 12/1/2012 to 8/31/2013		Dividend Income 12/1/2012 to 8/31/2013
Lord Abbett Affiliated Fund, Inc. - Class I	4,030,870	2,618,337	(2,416,326)	4,232,881	$59,641,288	$7,822,833		$727,113
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund - Class I	2,453,521	2,852,586	—	5,306,107	109,783,359	—		—
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund - Class I	2,588,950	973,045	—	3,561,995	72,735,928	—		97,603
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I	2,533,398	39,703	(2,573,101)	—	—	17,862,585		1,229,205
Lord Abbett Investment Trust - Core Fixed Income Fund - Class I	—	4,483,620	(768,333)	3,715,287	39,716,422	21,925	(a)	355,770
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	1,147,767	47,250	(1,195,017)	—	—	45,440		60,220
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	378,983	—	(378,983)	—	—	(21,339)		—
Lord Abbett Investment Trust - High Yield Fund - Class I	18,525,399	4,816,708	(3,085,392)	20,256,715	159,622,914	8,473,011	(b)	7,961,365
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	20,388,320	4,659,100	(2,649,285)	22,398,135	184,336,649	179,213		5,251,833
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	8,660,101	1,793,008	(491,005)	9,962,104	206,614,037	3,274,990		1,585,172
Lord Abbett Investment Trust - Short Duration Fund - Class I	6,932,898	11,691,526	(6,488,806)	12,135,618	55,095,707	(52,827	)(c)	1,333,472
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	2,074,338	—	(1,302,878)	771,460	15,467,774	7,296,656		—
Total					$903,014,078	$44,902,487		$18,601,753

(a)	Includes $122,451 of distributed capital gains.
(b)	Includes $3,199,690 of distributed capital gains.
(c)	Includes $9,689 of distributed capital gains.

Notes to Schedule of Investments (unaudited)(concluded)

5. RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011–11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011–11”). This disclosure requirement is intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011–11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. In addition, in January 2013, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), specifying exactly which transactions are subject to disclosures about offsetting. ASU 2011–11 and ASU 2013–01 are effective for public entities for interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact the adoption of ASU 2011-11 and ASU 2013-01 will have on the Funds’ financial statement disclosures.

Investments in Underlying Funds (unaudited)

Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund invest in Underlying Funds managed by Lord Abbett. As of August 31, 2013, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Balanced Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. - Class I	2.98%
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund, Inc. - Class I	8.64%
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund, Inc. - Class I	9.98%
Lord Abbett Investment Trust - Convertible Fund - Class I	11.55%
Lord Abbett Investment Trust - Core Fixed Income Fund - Class I	4.39%
Lord Abbett Global Fund, Inc. Emerging Markets Currency Fund - Class I	8.41%
Lord Abbett Investment Trust - High Yield Fund - Class I	17.77%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	15.43%
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	15.23%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	5.62%

Diversified Equity Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. - Class I	20.07%
Lord Abbett Developing Growth Fund, Inc. - Class I	5.06%
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	14.98%
Lord Abbett Securities Trust - Growth Leaders Fund - Class I	15.06%
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	15.07%
Lord Abbett Securities Trust - International Core Equity Fund - Class I	11.82%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	8.00%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	9.94%

Diversified Income Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. - Class I	0.50%
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund-Class I	0.73%
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund-Class I	4.69%
Lord Abbett Investment Trust - Convertible Fund - Class I	12.13%
Lord Abbett Investment Trust - Core Fixed Income Fund-Class I	4.60%
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	8.37%
Lord Abbett Investment Trust - High Yield Fund - Class I	27.82%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	10.32%
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	5.83%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	25.01%

Growth & Income Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. - Class I	6.61%
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund, Inc. - Class I	12.16%
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund, Inc. - Class I	8.05%
Lord Abbett Investment Trust - Core Fixed Income Fund - Class I	4.40%
Lord Abbett Investment Trust - High Yield Fund - Class I	17.68%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	20.41%
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	22.88%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	6.10%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	1.71%

Investments in Underlying Funds (unaudited)(continued)

The Ten Largest Holdings and the Holdings by Sector, as of August 31, 2013, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
Apple, Inc.	3.95%
JPMorgan Chase & Co.	3.41%
Pfizer, Inc.	3.08%
Wal-Mart Stores, Inc.	2.84%
Microsoft Corp.	2.81%
Occidental Petroleum Corp.	2.79%
Chevron Corp.	2.50%
Verizon Communications, Inc.	2.46%
Philip Morris International, Inc.	2.41%
McDonald’s Corp.	2.15%

Holdings by Sector*	% of Investments**
Consumer Discretionary	8.00%
Consumer Staples	10.19%
Energy	10.89%
Financials	20.47%
Health Care	9.79%
Industrials	11.99%
Information Technology	14.96%
Materials	4.78%
Telecommunication Services	3.06%
Utilities	5.43%
Repurchase Agreement	0.44%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Lord Abbett Equity Trust - Calibrated Large Cap Value Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.26%
Exxon Mobil Corp.	3.32%
Pfizer, Inc.	3.16%
Apple, Inc.	3.15%
Chevron Corp.	2.96%
Citigroup, Inc.	2.34%
Cardinal Health, Inc.	2.23%
SunTrust Banks, Inc.	2.11%
Capital One Financial Corp.	2.03%
Ford Motor Co.	1.99%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments**
Consumer Discretionary	5.95%
Consumer Staples	6.52%
Energy	14.81%
Financials	29.32%
Health Care	13.48%
Industrials	9.99%
Information Technology	8.45%
Materials	3.35%
Telecommunication Services	2.34%
Utilities	5.79%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
SunTrust Banks, Inc.	2.34%
AES Corp. (The)	2.33%
Everest Re Group Ltd.	2.30%
Cardinal Health, Inc.	2.23%
CIT Group, Inc.	2.01%
Great Plains Energy, Inc.	1.97%
PPL Corp.	1.94%
Allegheny Technologies, Inc.	1.90%
Ares Capital Corp.	1.89%
Invesco Ltd.	1.87%

Holdings by Sector*	% of Investments**
Consumer Discretionary	8.25%
Consumer Staples	3.52%
Energy	7.76%
Financials	32.41%
Health Care	8.88%
Industrials	10.88%
Information Technology	9.90%
Materials	5.76%
Telecommunication Services	0.45%
Utilities	12.19%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Convertible Fund

Ten Largest Holdings	% of Investments
priceline.com, Inc., 0.35%, 6/15/2020	4.14%
Gilead Sciences, Inc., 1.625%, 5/1/2016	3.55%
Salesforce.com, Inc., 0.25%, 4/1/2018	3.02%
General Cable Corp., 0.875%, 11/15/2013	2.96%
Navistar International Corp., 3.00%, 10/15/2014	2.81%
Micron Technology, Inc., 1.5%, 8/1/2031	2.38%
Cobalt International Energy, Inc., 2.625%, 12/1/2019	1.78%
MetLife, Inc., 5.00%	1.65%
Hologic, Inc., 2.00%, 12/15/2037	1.63%
Salix Pharmaceuticals Ltd., 1.5%, 3/15/2019	1.62%

Holdings by Sector*	% of Investments**
Consumer Discretionary	8.70%
Consumer Staples	0.56%
Energy	8.97%
Financials	15.69%
Healthcare	16.86%
Industrials	4.71%
Materials	2.96%
Media	1.25%
Technology	32.49%
Telecommunications	0.57%
Transportation	1.97%
Utilities	2.63%
Repurchase Agreement	2.64%
Total	100.00%

*	A sector may comprise several industries
**	Represents percent of total investments.

Lord Abbett Investment Trust – Core Fixed Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 0.375%, 3/15/2015	13.62%
Federal National Mortgage Assoc., 5.50%, TBA	7.35%
U.S. Treasury Note, 1.375%, 07/31/2018	6.74%
U.S. Treasury Bond, 2.875%, 05/15/2043	3.18%
Government National Mortgage Assoc., 4.00%, TBAA	3.16%
Federal Home Loan Mortgage Corp., 3.00%, TBA	2.50%
U.S. Treasury Note, 0.125%, 12/31/2013	2.37%
Federal National Mortgage Assoc., 4.50%, TBA	2.25%
Federal Home Loan Mortgage Corp., 2.375%, 01/13/2022	1.99%
U.S. Treasury Note, 0.625%, 07/15/2014	1.97%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments**
Auto	0.50%
Basic Industry	0.61%
Consumer Cyclicals	1.21%
Consumer Discretionary	0.21%
Consumer Services	0.94%
Consumer Staples	0.84%
Energy	1.98%
Financial Services	20.12%
Foreign Government	0.64%
Health Care	0.27%
Integrated Oils	1.38%
Materials and Processing	2.52%
Municipal	1.33%
Producer Durables	0.46%
Technology	0.43%
Transportation	0.39%
U.S. Government	54.59%
Utilities	1.43%
Repurchase Agreement	10.15%
Total	100.00%

*	A sector may comprise several industries
**	Represents percent of total investments.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Align Technology, Inc.	1.64%
Hain Celestial Group, Inc. (The)	1.59%
Financial Engines, Inc.	1.57%
Chart Industries, Inc.	1.55%
CoStar Group, Inc.	1.54%
Infoblox, Inc.	1.50%
Lumber Liquidators Holdings, Inc.	1.42%
Yelp, Inc.	1.41%
EPAM Systems, Inc.	1.39%
LifeLock, Inc.	1.32%

Holdings by Sector*	% of Investments**
Consumer Discretionary	13.23%
Consumer Staples	4.52%
Energy	5.38%
Financials	9.89%
Health Care	21.89%
Industrials	14.11%
Information Technology	29.48%
Materials	0.42%
Repurchase Agreement	1.08%
Total	100.00%

*	A sector may comprise several industries
**	Represents percent of total investments.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments
Turkey Government Bond, Zero Coupon, 9/11/2013	4.32%
Turkey Government Bond, 10.00%, 12/4/2013	2.02%
Federal National Mortgage Assoc., 4.50%, 11/1/2018	1.29%
Woodside Finance Ltd., 4.50%, 11/10/2014	1.20%
Nigeria Treasury Bill, Zero Coupon, 11/21/2013	1.18%
UDR Inc. 5.50%, 4/1/2014	1.00%
Morgan Stanley, 4.75%, 4/1/2014	0.91%
Anadarko Petroleum Corp., 7.625%, 3/15/2014	0.89%
Anglo American Capital plc, 9.375%, 4/8/2014	0.86%
Wm. Wrigley Jr. Co., 3.70%, 6/30/2014	0.84%

Holdings by Sector*	% of Investments**
Asset-Backed	11.76%
Automotive	1.19%
Banking	5.99%
Basic Industry	4.11%
Capital Goods	0.93%
Consumer Cyclical	1.76%
Consumer Non-Cyclical	1.41%
Energy	7.34%
Financial Services	1.00%
Foreign Government	7.60%
Healthcare	3.11%
Insurance	1.14%
Media	2.24%
Mortgage-Backed	37.98%
Real Estate	3.90%
Services	3.20%
Technology & Electronics	1.54%
Telecommunications	2.61%
Utility	1.19%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
Citigroup, Inc.	2.89%
JPMorgan Chase & Co.	2.82%
Actavis, Inc.	2.77%
Verizon Communications, Inc.	2.42%
Express Scripts Holding Co.	2.31%
Capital One Financial Corp.	1.98%
Mondelez International, Inc. Class A	1.81%
NCR Corp.	1.75%
Thermo Fisher Scientific, Inc.	1.69%
Valero Energy Corp.	1.60%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments**
Consumer Discretionary	12.65%
Consumer Staples	5.05%
Energy	10.09%
Financials	23.35%
Health Care	20.56%
Industrials	7.68%
Information Technology	8.98%
Telecommunications	3.15%
Materials	3.11%
Utilities	2.57%
Repurchase Agreement	2.81%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Lord Abbett Securities Trust – Growth Leaders Fund

Ten Largest Holdings	% of Investments
Facebook, Inc. Class A	4.06%
Google, Inc. Class A	3.11%
Apple, Inc.	2.75%
LinkedIn Corp. Class A	2.16%
Comcast Corp. Class A	2.08%
Gilead Sciences, Inc.	1.99%
Verizon Communications, Inc.	1.69%
TJX Cos., Inc. (The)	1.68%
priceline.com, Inc.	1.64%
Costco Wholesale Corp.	1.62%

Holdings by Sector*	% of Investments
Consumer Discretionary	19.95%
Consumer Staples	7.70%
Energy	4.72%
Financials	7.74%
Health Care	14.73%
Industrials	9.67%
Information Technology	33.47%
Telecommunication Services	1.69%
Repurchase Agreement	0.33%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
BorgWarner, Inc.	2.00%
Affiliated Managers Group, Inc.	1.89%
NCR Corp.	1.75%
Citrix Systems, Inc.	1.71%
IntercontinentalExchange, Inc.	1.61%
Whole Foods Market, Inc.	1.58%
Wynn Resorts Ltd.	1.48%
Michael Kors Holdings Ltd.	1.48%
Alliance Data Systems Corp.	1.48%
Polaris Industries, Inc.	1.47%

Holdings by Sector*	% of Investments
Consumer Discretionary	27.01%
Consumer Staples	5.82%
Energy	6.42%
Financials	9.49%
Health Care	14.34%
Industrials	13.79%
Information Technology	18.87%
Materials	3.49%
Telecommunication Services	0.73%
Repurchase Agreement	0.04%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Tenet Healthcare Corp. Unsecured Bridge Loan, Zero Coupon, 1/31/2022	0.96%
First Data Corp., 12.625%, 1/15/2021	0.92%
Sprint Nextel Corp., 7.00%, 8/15/2020	0.82%
Alliance Data Systems Corp., 6.375%, 4/1/2020	0.81%
LBG Capital No.1 plc, 8.00%	0.80%
AMC Networks, Inc., 7.75%, 7/15/2021	0.74%
Intelsat Luxembourg SA, 7.75%, 6/1/2021	0.70%
Red de Carreteras de Occidente S.A.P.I.B. de CV, 9.00%, 6/10/2028	0.60%
CIT Group, Inc., 5.375%, 5/15/2020	0.54%
DPL, Inc., 7.25%, 10/15/2021	0.50%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Automotive	2.10%
Banking	2.25%
Basic Industry	9.26%
Capital Goods	5.81%
Consumer Cyclical	6.93%
Consumer Non-Cyclical	4.38%
Energy	12.43%
Financial Services	3.85%
Healthcare	6.20%
Insurance	0.37%
Media	9.72%
Real Estate	0.46%
Services	15.67%
Technology & Electronics	6.87%
Telecommunications	7.15%
Utility	5.74%
Repurchase Agreement	0.81%
Total	100.00%

*	A sector may comprise several industries

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Toyota Motor Corp.	2.67%
Rio Tinto plc ADR	2.08%
DnB NOR ASA	2.03%
Eni SpA ADR	2.01%
Barclays plc	1.94%
Galp Energia SGPS SA	1.91%
ING Groep NV CVA	1.80%
WPP plc	1.76%
SJM Holdings Ltd.	1.76%
Safran SA	1.72%

Holdings by Sector*	% of Investments
Consumer Discretionary	14.75%
Consumer Staples	8.44%
Energy	6.59%
Financials	23.35%
Health Care	7.54%
Industrials	15.88%
Information Technology	6.07%
Materials	8.10%
Telecommunication Services	4.65%
Utilities	2.16%
Repurchase Agreement	2.47%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
National Australia Bank Ltd.	2.31%
Rio Tinto plc ADR	2.24%
Total SA ADR	1.92%
Eni SpA ADR	1.92%
EDP - Energias de Portugal SA	1.84%
Daimler AG Registered Shares	1.81%
SJM Holdings Ltd.	1.74%
Sumitomo Corp.	1.72%
Repsol SA	1.71%
AXA SA	1.69%

Holdings by Sector*	% of Investments**
Consumer Discretionary	11.88%
Consumer Staples	7.28%
Energy	10.84%
Financials	22.22%
Health Care	5.36%
Industrials	10.68%
Information Technology	2.86%
Materials	6.33%
Telecommunication Services	12.15%
Utilities	9.14%
Repurchase Agreement	1.26%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Ashtead Group plc	2.06%
Plastic Omnium SA	1.99%
EFG International AG	1.58%
Deutz AG	1.55%
Playtech plc	1.53%
Berkeley Group Holdings plc	1.50%
Intrum Justitia AB	1.50%
Aalberts Industries NV	1.49%
Yoox SpA	1.48%
Wincor Nixdorf AG	1.45%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments**
Consumer Discretionary	21.98%
Consumer Staples	9.28%
Energy	6.04%
Financials	14.62%
Health Care	6.24%
Industrials	19.36%
Information Technology	11.01%
Materials	5.25%
Telecommunication Services	0.80%
Utilities	2.60%
Repurchase Agreement	2.82%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
Hartford Financial Services Group, Inc.	2.04%
CIGNA Corp.	1.84%
SunTrust Banks, Inc.	1.79%
Actavis, Inc.	1.71%
CIT Group, Inc.	1.66%
Mylan, Inc.	1.62%
Sempra Energy	1.59%
XL Group plc	1.56%
Lincoln National Corp.	1.56%
Fidelity National Information Services, Inc.	1.56%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.50%
Consumer Staples	3.35%
Energy	6.95%
Financials	30.59%
Health Care	12.79%
Industrials	12.49%
Information Technology	12.02%
Materials	5.45%
Utilities	7.12%
Repurchase Agreement	0.74%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 0.375%, 3/15/2015	2.92%
QVC, Inc., 7.50%, 10/01/2019	0.59%
Fidelity National Information Services, Inc., 7.875%, 07/15/2020	0.54%
Host Hotels & Resorts LP, 6.00%, 11/01/2020	0.51%
Citigroup, Inc., 5.00%, 9/15/2014	0.50%
Mylan, Inc., 6.00%, 11/15/2018	0.50%
Citigroup Commercial Mortgage Trust 2007-C6 AM, 5.8846%, 12/10/2049	0.49%
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2, 2.122%, 3/10/2046	0.48%
JPMorgan Chase Bank NA, 6.00%, 10/01/2017	0.48%
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 AM, 5.419%, 8/12/2048	0.47%

Holdings by Sector*	% of Investments
Auto	0.33%
Basic Industry	0.52%
Capital Goods	0.13%
Consumer Cyclicals	3.53%
Consumer Discretionary	1.77%
Consumer Non-Cyclical	0.21%
Consumer Services	1.24%
Consumer Staples	0.90%
Energy	5.87%
Financial Services	54.22%
Foreign Government	0.75%
Health Care	3.11%
Integrated Oils	3.00%
Materials and Processing	4.17%
Municipal	0.09%
Producer Durables	0.67%
Technology	1.57%
Telecommunications	2.09%
Transportation	1.07%
U.S. Government	9.61%
Utilities	1.91%
Repurchase Agreement	3.24%
Total	100.00%

*	A sector may comprise several industries

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
CapitalSource, Inc.	1.94%
Actavis, Inc.	1.87%
NCR Corp.	1.76%
Hartford Financial Services Group, Inc.	1.60%
Arch Capital Group Ltd.	1.59%
Rock-Tenn Co. Class A	1.58%
American Water Works Co., Inc.	1.58%
Reliance Steel & Aluminum Co.	1.56%
PerkinElmer, Inc.	1.53%
Akamai Technologies, Inc.	1.52%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments
Consumer Discretionary	13.57%
Consumer Staples	3.50%
Energy	7.42%
Financials	27.50%
Health Care	9.33%
Industrials	10.04%
Information Technology	12.90%
Materials	7.80%
Utilities	6.79%
Repurchase Agreement	1.15%
Total	100.00%

*	A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: October 24, 2013

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 24, 2013

_____________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: October 24, 2013

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 24, 2013